                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 41 (File No. 33-30770)                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45 (File No. 811-5897)                                         [X]

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on April 1, 2010 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PORTFOLIO BUILDER SERIES


PROSPECTUS APRIL 1, 2010




THIS PROSPECTUS DESCRIBES SIX FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE

FUNDS. THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.

                                                   CLASS     TICKER
                                                 --------    ------
RiverSource Portfolio Builder Conservative Fund
                                                 Class A     ABDAX
                                                 Class B     ABBDX
                                                 Class C     RPCCX
                                                 Class R4    --
RiverSource Portfolio Builder Moderate
  Conservative Fund
                                                 Class A     AUCAX
                                                 Class B     AMDBX
                                                 Class C     RBMCX
                                                 Class R4    --
RiverSource Portfolio Builder Moderate Fund
                                                 Class A     ABUAX
                                                 Class B     AURBX
                                                 Class C     AMTCX
                                                 Class R4    --
RiverSource Portfolio Builder Moderate
  Aggressive Fund
                                                 Class A     AXMAX
                                                 Class B     ABMBX
                                                 Class C     AGECX
                                                 Class R4    --
RiverSource Portfolio Builder Aggressive Fund
                                                 Class A     AXBAX
                                                 Class B     AXPBX
                                                 Class C     RBGCX
                                                 Class R4    --
RiverSource Portfolio Builder Total Equity Fund
                                                 Class A     AXTAX
                                                 Class B     AXTBX
                                                 Class C     RBTCX
                                                 Class R4    --



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation


SUMMARY OF PORTFOLIO BUILDER CONSERVATIVE FUND....    3P
SUMMARY OF PORTFOLIO BUILDER MODERATE CONSERVATIVE
  FUND............................................    8P
SUMMARY OF PORTFOLIO BUILDER MODERATE FUND........   13P
SUMMARY OF PORTFOLIO BUILDER MODERATE AGGRESSIVE
  FUND............................................   18P
SUMMARY OF PORTFOLIO BUILDER AGGRESSIVE FUND......   23P
SUMMARY OF PORTFOLIO BUILDER TOTAL EQUITY FUND....   28P
MORE INFORMATION ABOUT THE FUNDS..................   33P
Investment Objectives.............................   33p
Principal Investment Strategies of the Funds......   33p
Principal Risks of Investing in the Funds.........   35p
MORE ABOUT ANNUAL FUND OPERATING EXPENSES.........   37P
OTHER INVESTMENT STRATEGIES AND RISKS.............   38P
FUND MANAGEMENT AND COMPENSATION..................   39P
FINANCIAL HIGHLIGHTS..............................   40P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.1
  Investment Options -- Classes of Shares.........   S.1
  Sales Charges...................................   S.4
  Opening an Account..............................   S.9
Exchanging or Selling Shares......................  S.11
  Exchanges.......................................  S.13
  Selling Shares..................................  S.15
PRICING AND VALUING OF FUND SHARES................  S.16
DISTRIBUTIONS AND TAXES...........................  S.16
GENERAL INFORMATION...............................  S.18
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT
  OBJECTIVES AND STRATEGIES.......................   A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS.............   B.1







--------------------------------------------------------------------------------
2P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
(CONSERVATIVE FUND)

INVESTMENT OBJECTIVE


The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.


FEES AND EXPENSES OF THE FUND


The tables describe the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A - Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


Conservative Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                     4.75%     None     None     None
Maximum deferred sales charge (load) imposed on redemptions
 (as a percentage of offering price at the time of purchase, or
 current net asset value, whichever is less)                         1%       5%       1%     None



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)




                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Management fees                                                   0.00%    0.00%    0.00%     0.00%
Distribution and/or service (12b-1) fees                          0.25%    1.00%    1.00%     0.00%
Other expenses                                                    0.22%    0.23%    0.22%     0.38%
Acquired fund fees and expenses (underlying funds)                0.58%    0.58%    0.58%     0.58%
Total annual fund operating expenses(b)                           1.05%    1.81%    1.80%     0.96%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.






--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  3P

Conservative Fund



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 CONSERVATIVE FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                   $577      $793     $1,028    $1,701
Class B (if shares are redeemed)                               $684      $970     $1,181    $1,931
Class B (if shares are not redeemed)                           $184      $570     $  981    $1,931
Class C (if shares are redeemed)                               $283      $567     $  976    $2,121
Class C (if shares are not redeemed)                           $183      $567     $  976    $2,121
Class R4 (whether or not shares are redeemed)                  $ 98      $306     $  532    $1,183





PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                     ASSET CLASS
--------------------------------------------------------------------------                ALTERNATIVE
FUND                                    EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Conservative Fund                        15-25%         65-75%        5-15%                   0-5%



Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.


--------------------------------------------------------------------------------
4P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Conservative Fund




RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



        CLASS A AVERAGE ANNUAL TOTAL RETURNS

               (BEFORE SALES CHARGE)

                    (BAR CHART)


                                                           +3.25%    +6.39%    +6.17%    -11.91%   +15.86%

                                                            2005      2006      2007      2008      2009





                  (CALENDAR YEAR)


During the periods shown:


  - Highest return for a calendar quarter was +7.55% (quarter ended Sept. 30,
    2009)


  - Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008).


  - Year-to-date return at Dec. 31, 2009 was +15.86%.



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  5P

Conservative Fund




 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                              CLASSES A,
                                                                              B, C & R4
                                                                                SINCE
                                                                              INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                   1 YEAR       5  YEARS      (3/4/04)
CONSERVATIVE FUND:
  Class A - before taxes                            +10.36%       +2.54%        +2.88%
  Class A - after taxes on distributions             +9.37%       +1.18%        +1.62%
  Class A - after taxes on distributions and
  redemption of fund shares                          +6.70%       +1.46%        +1.80%
  Class B - before taxes                            +10.03%       +2.42%        +2.80%
  Class C - before taxes                            +13.99%       +2.77%        +2.96%
  Class R4 - before taxes                           +16.03%       +3.77%        +3.96%
  Barclays Capital U.S. Aggregate Bond Index
  (reflects no deduction for fees, expenses or
  taxes)                                             +5.93%       +4.97%        +4.70%
  Russell 3000(R) Index (reflects no deduction
  for fees, expenses or taxes)                      +28.34%       +0.76%        +1.85%
  Blended Index (consists of 70% Barclays
    Capital, 14% Russell 3000, 10% Citigroup
    and 6% MSCI) (reflects no deduction for
    fees, expenses or taxes)                        +10.10%       +4.28%        +4.31%
  Citigroup 3-Month U.S. Treasury Bill Index
  (reflects no deduction for fees, expenses or
  taxes)                                             +0.16%       +2.88%        +2.65%
  MSCI EAFE Index (reflects no deduction for
  fees, expenses or taxes)                          +32.46%       +4.02%        +6.12%





FUND MANAGEMENT

INVESTMENT MANAGER: RIVERSOURCE INVESTMENTS, LLC


PORTFOLIO MANAGER                         TITLE                      MANAGED FUND SINCE
David M. Joy           Vice President, Chief Market Strategist              2004
William F. Truscott    President, U.S. Asset
                       Management/Distribution, and Chief
                       Investment Officer                                   2004
Kent M. Bergene        Vice President, Mutual Fund Products                 2004



BUYING AND SELLING SHARES


MINIMUM INITIAL INVESTMENT (ALL CLASSES)                    NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                                          $  100                 $  100





SUBSEQUENT INVESTMENTS (ALL CLASSES)                        NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                  $100                   $100
Scheduled investment plans                                           $100                   $ 50



EXCHANGING OR SELLING SHARES

Your shares are redeemable - they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:
         Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041
         Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.


--------------------------------------------------------------------------------
6P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Conservative Fund



TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  7P

SUMMARY OF RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (MODERATE CONSERVATIVE FUND)

INVESTMENT OBJECTIVE


The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.


FEES AND EXPENSES OF THE FUND


The tables describe the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A - Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


Moderate Conservative Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                     4.75%     None     None     None
Maximum deferred sales charge (load) imposed on redemptions
 (as a percentage of offering price at the time of purchase, or
 current net asset value, whichever is less)                         1%       5%       1%     None



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)




                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Management fees                                                   0.00%    0.00%    0.00%     0.00%
Distribution and/or service (12b-1) fees                          0.25%    1.00%    1.00%     0.00%
Other expenses                                                    0.20%    0.21%    0.20%     0.36%
Acquired fund fees and expenses (underlying funds)                0.63%    0.63%    0.63%     0.63%
Total annual fund operating expenses(b)                           1.08%    1.84%    1.83%     0.99%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.






--------------------------------------------------------------------------------
8P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Moderate Conservative Fund



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 MODERATE CONSERVATIVE FUND                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                   $580      $802     $1,043    $1,734
Class B (if shares are redeemed)                               $687      $979     $1,196    $1,964
Class B (if shares are not redeemed)                           $187      $579     $  996    $1,964
Class C (if shares are redeemed)                               $286      $576     $  991    $2,153
Class C (if shares are not redeemed)                           $186      $576     $  991    $2,153
Class R4 (whether or not shares are redeemed)                  $101      $316     $  548    $1,218







PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                       ASSET CLASS
----------------------------------------------------------------------------                ALTERNATIVE
FUND                                      EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Moderate Conservative Fund                 30-40%         55-65%        0-10%                   0-5%



Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  9P

Moderate Conservative Fund



ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.




RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



        CLASS A AVERAGE ANNUAL TOTAL RETURNS

               (BEFORE SALES CHARGE)

                    (BAR CHART)


                                                           +4.07%    +9.00%    +6.70%    -18.31%   +20.46%

                                                            2005      2006      2007      2008      2009





                  (CALENDAR YEAR)


During the periods shown:


  - Highest return for a calendar quarter was +10.04% (quarter ended Sept. 30,
    2009)


  - Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008).


  - Year-to-date return at Dec. 31, 2009 was +20.46%.



--------------------------------------------------------------------------------
10P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Moderate Conservative Fund




 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                              CLASSES A,
                                                                              B, C & R4
                                                                                SINCE
                                                                              INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                   1 YEAR       5 YEARS       (3/4/04)
MODERATE CONSERVATIVE FUND:
  Class A - before taxes                            +14.74%       +2.56%         +3.20%
  Class A - after taxes on distributions            +13.68%       +1.14%         +1.88%
  Class A - after taxes on distributions and
  redemption of fund shares                          +9.53%       +1.50%         +2.09%
  Class B - before taxes                            +14.47%       +2.45%         +3.13%
  Class C - before taxes                            +18.55%       +2.79%         +3.29%
  Class R4 - before taxes                           +20.57%       +3.79%         +4.28%
  Barclays Capital U.S. Aggregate Bond Index
  (reflects no deduction for fees, expenses or
  taxes)                                             +5.93%       +4.97%        $ 4.70%
  Russell 3000(R) Index (reflects no deduction
  for fees, expenses or taxes)                      +28.34%       +0.76%         +1.85%
  Blended Index (consists of 60% Barclays
    Capital, 25% Russell 3000, 10% MSCI and 5%
    Citigroup) (reflects no deduction for fees,
    expenses or taxes)                              +13.96%       +4.31%         +4.51%
  MSCI EAFE Index (reflects no deduction for
  fees, expenses or taxes)                          +32.46%       +4.02%         +6.12%
  Citigroup 3-Month U.S. Treasury Bill Index
  (reflects no deduction for fees, expenses or
  taxes)                                             +0.16%       +2.88%         +2.65%





FUND MANAGEMENT

INVESTMENT MANAGER: RIVERSOURCE INVESTMENTS, LLC


PORTFOLIO MANAGER                         TITLE                      MANAGED FUND SINCE
David M. Joy           Vice President, Chief Market Strategist              2004
William F. Truscott    President, U.S. Asset
                       Management/Distribution, Chief Investment
                       Officer                                              2004
Kent M. Bergene        Vice President, Mutual Fund Products                 2004



BUYING AND SELLING SHARES


MINIMUM INITIAL INVESTMENT (ALL CLASSES)                    NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                                          $  100                 $  100





SUBSEQUENT INVESTMENTS (ALL CLASSES)                        NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                  $100                   $100
Scheduled investment plans                                           $100                   $ 50



EXCHANGING OR SELLING SHARES

Your shares are redeemable - they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:
         Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041
         Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  11P

Moderate Conservative Fund



TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
12P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
(MODERATE FUND)

INVESTMENT OBJECTIVE


The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.


FEES AND EXPENSES OF THE FUND


The tables describe the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A - Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


Moderate Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                     5.75%     None     None     None
Maximum deferred sales charge (load) imposed on redemptions
 (as a percentage of offering price at the time of purchase, or
 current net asset value, whichever is less)                         1%       5%       1%     None



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)




                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Management fees                                                   0.00%    0.00%    0.00%     0.00%
Distribution and/or service (12b-1) fees                          0.25%    1.00%    1.00%     0.00%
Other expenses                                                    0.20%    0.21%    0.20%     0.35%
Acquired fund fees and expenses (underlying funds)                0.67%    0.67%    0.67%     0.67%
Total annual fund operating expenses(b)                           1.12%    1.88%    1.87%     1.02%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.






--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  13P

Moderate Fund



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 MODERATE FUND                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                   $683      $911     $1,157    $1,864
Class B (if shares are redeemed)                               $691      $991     $1,217    $2,007
Class B (if shares are not redeemed)                           $191      $591     $1,017    $2,007
Class C (if shares are redeemed)                               $290      $588     $1,012    $2,195
Class C (if shares are not redeemed)                           $190      $588     $1,012    $2,195
Class R4 (whether or not shares are redeemed)                  $104      $325     $  564    $1,252





PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                       ASSET CLASS
----------------------------------------------------------------------------                ALTERNATIVE
FUND                                      EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Moderate Fund                              45-55%         45-55%         0-5%                   0-5%



Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).


PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.


AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.


--------------------------------------------------------------------------------
14P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Moderate Fund




RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.


        CLASS A AVERAGE ANNUAL TOTAL RETURNS

               (BEFORE SALES CHARGE)

                    (BAR CHART)


                                                           +5.36%    +11.24%   +6.96%    -24.39%   +24.89%

                                                            2005      2006      2007      2008      2009





                  (CALENDAR YEAR)


During the periods shown:


  - Highest return for a calendar quarter was +12.51% (quarter ended June 30,
    2009)


  - Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008).


  - Year-to-date return at Dec. 31, 2009 was +24.89%.



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  15P

Moderate Fund




 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                              CLASSES A,
                                                                              B, C & R4
                                                                                SINCE
                                                                              INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                   1 YEAR       5 YEARS       (3/4/04)
MODERATE FUND:
  Class A - before taxes                            +17.71%       +2.21         +3.14%
  Class A - after taxes on distributions            +16.52%       +0.78%        +1.79%
  Class A - after taxes on distributions and
  redemption of fund shares                         +11.42%       +1.24%        +2.06%
  Class B - before taxes                            +19.08%       +2.32%        +3.26%
  Class C - before taxes                            +23.00%       +2.66%        +3.41%
  Class R4 - before taxes                           +25.22%       +3.70%        +4.47%
  Barclays Capital U.S. Aggregate Bond Index
  (reflects no deduction for fees, expenses or
  taxes)                                             +5.93%       +4.97%        +4.70%
  Russell 3000(R) Index (reflects no deduction
  for fees, expenses or taxes)                      +28.34%       +0.76%        +1.85%
  Blended Index (consists of 50% Barclays
    Capital, 35% Russell 3000 and 15% MSCI)
    (reflects no deduction for fees, expenses
    or taxes)                                       +17.87%       +4.01%        +4.43%
  MSCI EAFE Index (reflects no deduction for
  fees, expenses or taxes)                          +32.46%       +4.02%        +6.12%





FUND MANAGEMENT

INVESTMENT MANAGER: RIVERSOURCE INVESTMENTS, LLC


PORTFOLIO MANAGER                         TITLE                      MANAGED FUND SINCE
David M. Joy           Vice President, Chief Market Strategist              2004
William F. Truscott    President, U.S. Asset
                       Management/Distribution, Chief Investment
                       Officer                                              2004
Kent M. Bergene        Vice President, Mutual Fund Products                 2004



BUYING AND SELLING SHARES


MINIMUM INITIAL INVESTMENT (ALL CLASSES)                    NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                                          $  100                 $  100





SUBSEQUENT INVESTMENTS (ALL CLASSES)                        NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                  $100                   $100
Scheduled investment plans                                           $100                   $ 50



EXCHANGING OR SELLING SHARES

Your shares are redeemable - they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:
         Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041
         Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.


--------------------------------------------------------------------------------
16P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Moderate Fund



TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  17P

SUMMARY OF RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
(MODERATE AGGRESSIVE FUND)

INVESTMENT OBJECTIVE


The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.


FEES AND EXPENSES OF THE FUND


The tables describe the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A - Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


Moderate Aggressive Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                     5.75%     None     None     None
Maximum deferred sales charge (load) imposed on redemptions
 (as a percentage of offering price at the time of purchase, or
 current net asset value, whichever is less)                         1%       5%       1%     None



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)




                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Management fees                                                   0.00%    0.00%    0.00%     0.00%
Distribution and/or service (12b-1) fees                          0.25%    1.00%    1.00%     0.00%
Other expenses                                                    0.24%    0.26%    0.25%     0.35%
Acquired fund fees and expenses (underlying funds)                0.71%    0.71%    0.71%     0.71%
Total annual fund operating expenses(b)                           1.20%    1.97%    1.96%     1.06%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.






--------------------------------------------------------------------------------
18P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Moderate Aggressive Fund



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 MODERATE AGGRESSIVE FUND                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                   $690     $  934    $1,198    $1,951
Class B (if shares are redeemed)                               $700     $1,019    $1,263    $2,101
Class B (if shares are not redeemed)                           $200     $  619    $1,063    $2,101
Class C (if shares are redeemed)                               $299     $  616    $1,060    $2,293
Class C (if shares are not redeemed)                           $199     $  616    $1,060    $2,293
Class R4 (whether or not shares are redeemed)                  $108     $  337    $  586    $1,299





PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.




PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                       ASSET CLASS
----------------------------------------------------------------------------                ALTERNATIVE
FUND                                      EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Moderate Aggressive Fund                   60-70%         30-40%         0-5%                   0-5%



Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).


PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.


AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  19P

Moderate Aggressive Fund




RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown. After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



        CLASS A AVERAGE ANNUAL TOTAL RETURNS

               (BEFORE SALES CHARGE)

                    (BAR CHART)


                                                           +6.36%    +12.76%   +7.41%    -29.97%   +27.08%

                                                            2005      2006      2007      2008      2009





                  (CALENDAR YEAR)


During the periods shown:


  - Highest return for a calendar quarter was +14.35% (quarter ended Sept. 30,
    2009)


  - Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008).


  - Year-to-date return at Dec. 31, 2009 was +27.08%.



--------------------------------------------------------------------------------
20P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Moderate Aggressive Fund




 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                              CLASSES A,
                                                                              B, C & R4
                                                                                SINCE
                                                                              INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                   1 YEAR        5 YEAR       (3/4/04)
MODERATE AGGRESSIVE FUND:
  Class A - before taxes                            +19.77%       +1.56%        +2.64%
  Class A - after taxes on distributions            +18.89%       +0.18%        +1.35%
  Class A - after taxes on distributions and
  redemption of fund shares                         +12.80%       +0.80%        +1.74%
  Class B - before taxes                            +20.93%       +1.68%        +2.76%
  Class C - before taxes                            +24.92%       +1.99%        +2.89%
  Class R4 - before taxes                           +27.11%       +3.01%        +3.91%
  Russell 3000(R) Index (reflects no deduction
  for fees, expenses or taxes)                      +28.34%       +0.76%        +1.85%
  Barclays Capital U.S. Aggregate Bond Index
  (reflects no deduction for fees, expenses or
  taxes)                                             +5.93%       +4.97%        +4.70%
  Blended Index (consists of 46% Russell 3000,
    35% Barclays Capital and 19% MSCI)
    (reflects no deduction for fees, expenses
    or taxes)                                       +21.41%       +3.55%        +4.19%
  MSCI EAFE Index (reflects no deduction for
  fees, expenses or taxes)                          +32.46%       +4.02%        +6.12%





FUND MANAGEMENT

INVESTMENT MANAGER: RIVERSOURCE INVESTMENTS, LLC


PORTFOLIO MANAGER                         TITLE                      MANAGED FUND SINCE
David M. Joy           Vice President, Chief Market Strategist              2004
William F. Truscott    President, U.S. Asset
                       Management/Distribution Chief Investment
                       Officer                                              2004
Kent M. Bergene        Vice President, Mutual Fund Products                 2004



BUYING AND SELLING SHARES


MINIMUM INITIAL INVESTMENT (ALL CLASSES)                    NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                                          $  100                 $  100





SUBSEQUENT INVESTMENTS (ALL CLASSES)                        NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                  $100                   $100
Scheduled investment plans                                           $100                   $ 50



EXCHANGING OR SELLING SHARES

Your shares are redeemable - they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:
         Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041
         Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  21P

Moderate Aggressive Fund



TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
22P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
(AGGRESSIVE FUND)

INVESTMENT OBJECTIVE


The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.


FEES AND EXPENSES OF THE FUND


The tables describe the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A - Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


Aggressive Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                     5.75%     None     None     None
Maximum deferred sales charge (load) imposed on redemptions
 (as a percentage of offering price at the time of purchase, or
 current net asset value, whichever is less)                         1%       5%       1%     None



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)




                                                                CLASS A  CLASS B  CLASS C  CLASS R4
Management fees                                                  0.00%    0.00%    0.00%     0.00%
Distribution and/or service (12b-1) fees                         0.25%    1.00%    1.00%     0.00%
Other expenses                                                   0.28%    0.29%    0.28%     0.36%
Acquired fund fees and expenses (underlying funds)               0.74%    0.74%    0.74%     0.74%
Total annual fund operating expenses                             1.27%    2.03%    2.02%     1.10%
Less: fee waiver/expense reimbursement(b)                       (0.02%)  (0.02%)  (0.02%)    0.00%
Total annual fund and acquired fund fees and expenses after
fee waiver/expense reimbursement(b)                              1.25%    2.01%    2.00%     1.10%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.






--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  23P

Aggressive Fund



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 AGGRESSIVE FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                   $695     $  953    $1,231    $2,024
Class B (if shares are redeemed)                               $704     $1,035    $1,292    $2,166
Class B (if shares are not redeemed)                           $204     $  635    $1,092    $2,166
Class C (if shares are redeemed)                               $303     $  632    $1,087    $2,351
Class C (if shares are not redeemed)                           $203     $  632    $1,087    $2,351
Class R4 (whether or not shares are redeemed)                  $112     $  350    $  607    $1,345





PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                       ASSET CLASS
----------------------------------------------------------------------------                ALTERNATIVE
FUND                                      EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Aggressive Fund                            75-85%         15-25%         0-5%                   0-5%



Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).


PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.


AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.


--------------------------------------------------------------------------------
24P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Aggressive Fund




RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



        CLASS A AVERAGE ANNUAL TOTAL RETURNS

               (BEFORE SALES CHARGE)

                    (BAR CHART)


                                                           +7.71%    +14.72%   +7.46%    -35.62%   +29.82%

                                                            2005      2006      2007      2008      2009





                  (CALENDAR YEAR)


During the periods shown:


  - Highest return for a calendar quarter was +16.33% (quarter ended Sept. 30,
    2009)


  - Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008).


  - Year-to-date return at Dec. 31, 2009 was +29.82%.



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  25P

Aggressive Fund




 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                              CLASSES A,
                                                                              B, C & R4
                                                                                SINCE
                                                                              INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                   1 YEAR       5 YEARS      (3/04/04)
AGGRESSIVE FUND:
  Class A - before taxes                            +22.36%       +0.90%        +2.08%
  Class A - after taxes on distributions            +21.58%       -0.42%        +0.87%
  Class A - after taxes on distributions and
  redemption of fund shares                         +14.51%       +0.35%        +1.38%
  Class B - before taxes                            +23.96%       +1.02%        +2.21%
  Class C - before taxes                            +27.96%       +1.34%        +2.32%
  Class R4 - before taxes                           +30.24%       +2.36%        +3.37%
  Russell 3000(R) Index (reflects no deduction
  for fees, expenses or taxes)                      +28.34%       +0.76%        +1.85%
  Barclays Capital U.S. Aggregate Bond Index
  (reflects no deduction for fees, expenses or
  taxes)                                             +5.93%       +4.97%        +4.70%
  Blended Index (consists of 56% Russell 3000,
    20% Barclays Capital and 24% MSCI)
    (reflects no deduction for fees, expenses
    or taxes)                                       +24.98%       +3.01%        +3.88%
  MSCI EAFE Index (reflects no deduction for
  fees, expenses or taxes)                          +32.46%       +4.02%        +6.12%





FUND MANAGEMENT

INVESTMENT MANAGER: RIVERSOURCE INVESTMENTS, LLC


PORTFOLIO MANAGER                         TITLE                      MANAGED FUND SINCE
David M. Joy           Vice President, Chief Market Strategist              2004
William F. Truscott    President, U.S. Asset
                       Management/Distribution, Chief Investment
                       Officer                                              2004
Kent M. Bergene        Vice President, Mutual Fund Products                 2004



BUYING AND SELLING SHARES


MINIMUM INITIAL INVESTMENT (ALL CLASSES)                    NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                                          $  100                 $  100





SUBSEQUENT INVESTMENTS (ALL CLASSES)                        NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                  $100                   $100
Scheduled investment plans                                           $100                   $ 50



EXCHANGING OR SELLING SHARES

Your shares are redeemable - they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:
         Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041
         Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.


--------------------------------------------------------------------------------
26P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Aggressive Fund



FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  27P

SUMMARY OF RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
(TOTAL EQUITY FUND)

INVESTMENT OBJECTIVE


The Fund seeks to provide a level of total return that is consistent with a very aggressive level of risk.


FEES AND EXPENSES OF THE FUND


The tables describe the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A - Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


Total Equity Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                     5.75%     None     None     None
Maximum deferred sales charge (load) imposed on redemptions
 (as a percentage of offering price at the time of purchase, or
 current net asset value, whichever is less)                         1%       5%       1%     None



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)




                                                                CLASS A  CLASS B  CLASS C  CLASS R4
Management fees                                                  0.00%    0.00%    0.00%     0.00%
Distribution and/or service (12b-1) fees                         0.25%    1.00%    1.00%     0.00%
Other expenses                                                   0.30%    0.31%    0.29%     0.36%
Acquired fund fees and expenses (underlying funds)               0.77%    0.77%    0.77%     0.77%
Total annual fund operating expenses                             1.32%    2.08%    2.06%     1.13%
Less: fee waiver/expense reimbursement(b)                       (0.04%)  (0.04%)  (0.03%)    0.00%
Total annual fund and acquired fund fees and expenses after
fee waiver/expense reimbursement(b)                              1.28%    2.04%    2.03%     1.13%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.






--------------------------------------------------------------------------------
28P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Total Equity Fund



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 TOTAL EQUITY FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                   $698     $  966    $1,254    $2,075
Class B (if shares are redeemed)                               $707     $1,048    $1,316    $2,217
Class B (if shares are not redeemed)                           $207     $  648    $1,116    $2,217
Class C (if shares are redeemed)                               $306     $  643    $1,107    $2,392
Class C (if shares are not redeemed)                           $206     $  643    $1,107    $2,392
Class R4 (whether or not shares are redeemed)                  $115     $  359    $  623    $1,379





PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                                                       ASSET CLASS
----------------------------------------------------------------------------                ALTERNATIVE
FUND                                      EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Total Equity Fund                         95-100%           0%           0-5%                   0-5%



Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).


PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.


AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  29P

Total Equity Fund




RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Total Equity Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds -- Principal Risks of Investing in the Funds -- Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



        CLASS A AVERAGE ANNUAL TOTAL RETURNS

               (BEFORE SALES CHARGE)

                    (BAR CHART)


                                                           +9.04%    +16.58%   +7.48%    -40.94%   +32.30%

                                                            2005      2006      2007      2008      2009





                  (CALENDAR YEAR)


During the periods shown:


  - Highest return for a calendar quarter was +18.42% (quarter ended Sept. 30,
    2009)


  - Lowest return for a calendar quarter was -22.17% (quarter ended Dec. 31, 2008).


  - Year-to-date return at Dec. 31, 2009 was +32.30%.



--------------------------------------------------------------------------------
30P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Total Equity Fund




 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                              CLASSES A,
                                                                              B, C & R4
                                                                                SINCE
                                                                              INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                   1 YEAR       5 YEARS       (3/4/04)
TOTAL EQUITY FUND:
  Class A - before taxes                            +24.70%       +0.12%        +1.47%
  Class A - after taxes on distributions            +23.77%       -1.12%        +0.33%
  Class A - after taxes on distributions and
  redemption of fund shares                         +16.02%       -0.17%        +0.98%
  Class B - before taxes                            +26.44%       +0.23%        +1.58%
  Class C - before taxes                            +30.43%       +0.54%        +1.72%
  Class R4 - before taxes                           +32.76%       +1.57%        +2.77%
  Russell 3000(R) Index (reflects no deduction
  for fees, expenses or taxes)                      +28.34%       +0.76%        +1.85%
  Blended Index (consists of 70% Russell 3000
    and 30% MSCI) (reflects no deduction for
    fees, expenses or taxes)                        +29.66%       +2.19%        +3.37%
  MSCI EAFE Index (reflects no deduction for
  fees, expenses or taxes)                          +32.46%       +4.02%        +6.12%





FUND MANAGEMENT

INVESTMENT MANAGER: RIVERSOURCE INVESTMENTS, LLC


PORTFOLIO MANAGER                         TITLE                      MANAGED FUND SINCE
David M. Joy           Vice President, Chief Market Strategist              2004
William F. Truscott    President, U.S. Asset
                       Management/Distribution, Chief Investment
                       Officer                                              2004
Kent M. Bergene        Vice President, Mutual Fund Products                 2004



BUYING AND SELLING SHARES


MINIMUM INITIAL INVESTMENT (ALL CLASSES)                    NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                                          $  100                 $  100





SUBSEQUENT INVESTMENTS (ALL CLASSES)                        NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                  $100                   $100
Scheduled investment plans                                           $100                   $ 50



EXCHANGING OR SELLING SHARES

Your shares are redeemable - they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:
         Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041
         Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  31P

Total Equity Fund



TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
32P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS

INVESTMENT OBJECTIVES

THE OBJECTIVE OF EACH FUND IS TO PROVIDE THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK. THE FOLLOWING PARAGRAPHS HIGHLIGHT THE OBJECTIVES AND COMPARE EACH FUND'S LEVELS OF RISK AND POTENTIAL FOR RETURN RELATIVE TO ONE ANOTHER.

  RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND (CONSERVATIVE FUND) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities, and may be most appropriate for investors with a shorter-term investment horizon.


  RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (MODERATE CONSERVATIVE FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.


  RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND (MODERATE FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities, and may be most appropriate for investors with an intermediate term investment horizon.


  RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (MODERATE AGGRESSIVE
  FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.


  RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND (AGGRESSIVE FUND) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with a longer-term investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND (TOTAL EQUITY FUND) is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and may be most appropriate for investors with a long-term investment horizon.

Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Only shareholders can change the Funds' objectives.


Conservative Fund, Moderate Conservative Fund, Moderate Fund, Moderate Aggressive Fund, Aggressive Fund and Total Equity Fund are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The funds in which the Funds invest are referred to as "underlying funds" or "acquired funds." Investments by the Funds referred to above are made through investments in underlying funds.



PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS


The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  33P

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary main asset classes: equity, fixed income and cash. The Funds may also invest in alternative investment strategies. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

                                                      ASSET CLASS
---------------------------------------------------------------------------                ALTERNATIVE
FUND                                     EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Conservative Fund                         15-25%         65-75%        5-15%                   0-5%
Moderate Conservative Fund                30-40%         55-65%        0-10%                   0-5%
Moderate Fund                             45-55%         45-55%         0-5%                   0-5%
Moderate Aggressive Fund                  60-70%         30-40%         0-5%                   0-5%
Aggressive Fund                           75-85%         15-25%         0-5%                   0-5%
Total Equity Fund                        95-100%             0%         0-5%                   0-5%


Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).

The Capital Markets Committee, a group of RiverSource Investments investment professionals, provides initial guidance with respect to strategic asset allocation among the three main asset classes; equity, fixed income, and cash. The Asset Allocation Committee, comprised of three members of the portfolio management team, next determines what percentage of each Fund's assets should be invested in these three asset classes. They also determine the allocation, if any, to alternative investment strategies. The mix of asset classes provides the first level of diversification for each Fund.

The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:

- Within the equity allocation, the Asset Allocation Committee seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

- Within the fixed income allocation, the Asset Allocation Committee seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.


The Fund Selection Committee, comprised of the full portfolio management team, then selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the Fund Selection Committee's assessment of what mix of general risk and return characteristics will meet each Fund's goal. When selecting underlying funds, the Fund Selection Committee considers historical performance, risk/return characteristics, and manager tenure. The Fund Selection Committee monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations overtime. The Committee may periodically reallocate each Fund's investments in the underlying funds to bring the Funds back within their target ranges. The following section shows which underlying funds are within each asset class. A description of the underlying funds' investment goals and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B.


UNDERLYING FUNDS

Below are the underlying funds available to the Funds within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and be used by the investment manager for that purpose. A description of the underlying funds' investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge at riversource.com/prospectus for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling 1 (800) 221-2450.


--------------------------------------------------------------------------------
34P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

EQUITY

RiverSource Disciplined Equity Fund, RiverSource Disciplined International Equity Fund, RiverSource Disciplined Large Cap Growth Fund, RiverSource Disciplined Large Cap Value Fund, RiverSource Disciplined Small and Mid Cap Equity Fund, RiverSource Disciplined Small Cap Value Fund, RiverSource Diversified Equity Income Fund, RiverSource Dividend Opportunity Fund, RiverSource Equity Value Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners Fundamental Value Fund, RiverSource Partners International Select Growth Fund, RiverSource Partners International Select Value Fund, RiverSource Partners International Small Cap Fund, RiverSource Partners Small Cap Value Fund, RiverSource Precious Metals and Mining Fund, RiverSource Real Estate Fund, RiverSource Recovery and Infrastructure Fund, Seligman Capital Fund, Seligman Communications and Information Fund, Seligman Frontier Fund, Seligman Global Technology Fund, Seligman Growth Fund, Seligman Large-Cap Value Fund, RiverSource LaSalle Global Real Estate Fund, RiverSource LaSalle Monthly Dividend Real Estate Fund, Seligman Smaller-Cap Value Fund, Threadneedle Emerging Markets Fund, Threadneedle European Equity Fund, Threadneedle Global Equity Fund, Threadneedle Global Equity Income Fund and Threadneedle International Opportunity Fund

FIXED INCOME

RiverSource Diversified Bond Fund, RiverSource Emerging Markets Bond Fund, RiverSource Floating Rate Fund, RiverSource Global Bond Fund, RiverSource High Yield Bond Fund, RiverSource Income Opportunities Fund, RiverSource Inflation Protected Securities Fund, RiverSource Limited Duration Bond Fund, RiverSource Short Duration U.S. Government Fund and RiverSource U.S. Government Mortgage Fund

CASH

RiverSource Cash Management Fund

ALTERNATIVE INVESTMENT STRATEGIES

RiverSource Absolute Return Currency and Income Fund


A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.



PRINCIPAL RISKS OF INVESTING IN THE FUNDS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These risks are identified below.


AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in each Funds' best interests when selecting underlying funds, without taking fees into consideration.



ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. Because the assets of each Fund will be invested in underlying funds, each Fund's investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of each Fund to realize its investment objective(s) will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  35P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

RISKS OF UNDERLYING FUND. By investing in a combination of underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate Fund relative to Conservative Fund, and greater still for Aggressive Fund relative to both Moderate Fund and Conservative Fund. In addition to a Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Funds) are subject to are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

CERTAIN PRINCIPAL RISKS OF THE UNDERLYING FUNDS

ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund's exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.


--------------------------------------------------------------------------------
36P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

NON-DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades in foreign markets. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES


The following information is presented in addition to, and should be read in conjunction with "Fees and Expenses of the Fund" that appears in each Summary of the Fund.


Calculation of Annual Fund Operating Expenses. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  37P

Annual fund operating expenses are based on expenses incurred during a Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of a Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect a Fund's average net assets as of a different period or point in time, as a Fund's asset levels will fluctuate. In general, a Fund's operating expenses will increase as its assets decrease, such that a Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in a Fund's assets in the current fiscal year.


OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds of Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI, its annual and semiannual reports as well as Appendix A and Appendix B.


Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Securities Transaction Commissions. Securities transactions involve the payment of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund" that appears in the Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gain when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
38P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

The Fund does not pay RiverSource Investments a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ended July 31, 2009.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:


David M. Joy, Vice President, Chief Market Strategist


- Managed the Funds since 2004.

- Joined RiverSource Investments in 2003.

- Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.


William F. Truscott, President, U.S. Asset Management/Distribution, Chief Investment Officer


- Managed the Funds since 2004.

- Joined RiverSource Investments in 2001.

- Chief Investment Officer, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 2000 to 2001; Head of Equity Research, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 1996 to 2001.

- BA, Middlebury College; MBA, New York University.




Kent M. Bergene, Vice President, Mutual Fund Products


- Managed the Funds since 2004.

- Joined RiverSource Investments in 1981.

- Vice President, Mutual Funds, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

- BS, University of North Dakota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  39P

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after Jan. 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with each Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Jan. 31, 2007 has been audited by other auditors.


RiverSource Portfolio Builder Conservative Fund




                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.51       $10.15      $10.43      $10.36      $10.23
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .32         .36         .34         .25
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.63)        .17         .24         .25
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.50        (1.31)        .53         .58         .50
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.31)       (.42)       (.38)       (.27)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.33)       (.81)       (.51)       (.37)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.77        $8.51      $10.15      $10.43      $10.36
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.78%      (13.09%)      5.14%       5.76%       4.97%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .47%         .47%        .45%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.71%        3.44%       3.42%       3.32%       2.66%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $188         $146        $111         $83         $73
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.48       $10.11      $10.40      $10.33      $10.21
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .25         .28         .26         .18
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.62)        .16         .25         .24
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.42        (1.37)        .44         .51         .42
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.24)       (.34)       (.31)       (.20)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.26)       (.73)       (.44)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.73        $8.48      $10.11      $10.40      $10.33
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.82%      (13.69%)      4.27%       4.99%       4.12%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.23%        1.22%       1.20%       1.25%       1.34%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.89%        2.60%       2.63%       2.54%       1.88%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $39          $42         $41         $36         $36
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
40P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.48       $10.12      $10.41      $10.34      $10.21
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .25         .28         .26         .17
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.63)        .16         .24         .25
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.43        (1.38)        .44         .50         .42
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.24)       (.34)       (.30)       (.19)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.26)       (.73)       (.43)       (.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.73        $8.48      $10.12      $10.41      $10.34
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.92%      (13.75%)      4.29%       4.94%       4.16%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.22%        1.22%       1.20%       1.25%       1.34%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.99%        2.68%       2.67%       2.51%       1.85%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $11          $8          $5          $6
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.43       $10.05      $10.34      $10.27      $10.20
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .35         .39         .36         .32
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.60)        .16         .24         .18
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.49        (1.25)        .55         .60         .50
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.35)       (.45)       (.40)       (.33)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.37)       (.84)       (.53)       (.43)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.69        $8.43      $10.05      $10.34      $10.27
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.86%      (12.71%)      5.34%       6.00%       5.04%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .38%         .39%        .38%        .33%        .47%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .38%         .13%        .19%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.69%        3.68%       3.68%       3.47%       2.64%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  41P

RiverSource Portfolio Builder Moderate Conservative Fund




                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.02       $10.28      $10.85      $10.68      $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .31         .33         .33         .24
Net gains (losses) (both realized and
 unrealized)                                         1.59        (2.27)        .11         .47         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.83        (1.96)        .44         .80         .73
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.27)       (.42)       (.40)       (.27)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.30)      (1.01)       (.63)       (.40)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.61        $8.02      $10.28      $10.85      $10.68
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.06%      (19.31%)      3.99%       7.65%       7.18%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .45%         .44%        .41%        .44%        .55%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.71%        3.26%       3.03%       2.99%       2.53%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $336         $257        $260        $198        $149
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.00       $10.25      $10.82      $10.65      $10.32
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .23         .24         .24         .16
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.25)        .12         .48         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.75        (2.02)        .36         .72         .65
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.23)       (.93)       (.55)       (.32)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.58        $8.00      $10.25      $10.82      $10.65
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.05%      (19.89%)      3.22%       6.87%       6.41%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.21%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.88%        2.42%       2.22%       2.19%       1.75%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $60          $61         $76         $71         $66
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.




--------------------------------------------------------------------------------
42P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.00       $10.25      $10.82      $10.65      $10.33
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .23         .25         .24         .15
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.25)        .11         .48         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.76        (2.02)        .36         .72         .64
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.23)       (.93)       (.55)       (.32)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.58        $8.00      $10.25      $10.82      $10.65
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.14%      (19.88%)      3.23%       6.88%       6.29%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.20%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.00%        2.48%       2.27%       2.22%       1.72%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26          $16         $16         $13         $11
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.99       $10.24      $10.80      $10.64      $10.34
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .33         .37         .35         .29
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.23)        .10         .46         .46
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.83        (1.90)        .47         .81         .75
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.32)       (.44)       (.42)       (.32)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.35)      (1.03)       (.65)       (.45)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.57        $7.99      $10.24      $10.80      $10.64
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.16%      (18.93%)      4.32%       7.74%       7.37%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .37%        .36%        .28%        .39%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .07%        .16%        .28%        .39%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.79%        3.55%       3.41%       3.13%       2.67%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  43P

RiverSource Portfolio Builder Moderate Fund




                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.58       $10.46      $11.36      $11.06      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .30         .31         .31         .22
Net gains (losses) (both realized and
 unrealized)                                         1.90        (2.93)        .02         .71         .78
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.13        (2.63)        .33        1.02        1.00
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.23)       (.44)       (.41)       (.27)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.25)      (1.23)       (.72)       (.41)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.46        $7.58      $10.46      $11.36      $11.06
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.49%      (25.51%)      2.69%       9.38%       9.64%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .45%         .43%        .41%        .43%        .53%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.63%        3.19%       2.70%       2.68%       2.30%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $937         $664        $746        $600        $410
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.54       $10.41      $11.31      $11.02      $10.43
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .22         .22         .19         .13
Net gains (losses) (both realized and
 unrealized)                                         1.91        (2.91)        .02         .73         .79
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.06        (2.69)        .24         .92         .92
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.16)       (.35)       (.32)       (.19)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.18)      (1.14)       (.63)       (.33)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.41        $7.54      $10.41      $11.31      $11.02
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.54%      (26.12%)      1.92%       8.52%       8.86%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.21%        1.19%       1.17%       1.19%       1.29%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%        2.32%       1.89%       1.87%       1.51%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $163         $145        $198        $189        $153
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
44P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.55       $10.41      $11.32      $11.03      $10.44
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .23         .23         .20         .13
Net gains (losses) (both realized and
 unrealized)                                         1.88        (2.91)        .01         .73         .79
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (2.68)        .24         .93         .92
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.16)       (.36)       (.33)       (.19)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.18)      (1.15)       (.64)       (.33)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.41        $7.55      $10.41      $11.32      $11.03
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.45%      (25.99%)      1.85%       8.53%       8.86%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.20%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.92%        2.45%       1.97%       1.91%       1.52%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $61          $33         $36         $27         $18
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.57       $10.45      $11.34      $11.04      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .33         .36         .33         .26
Net gains (losses) (both realized and
 unrealized)                                         1.88        (2.92)        .00(c)      .70         .75
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.14        (2.59)        .36        1.03        1.01
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.27)       (.46)       (.42)       (.30)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.29)      (1.25)       (.73)       (.44)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.45        $7.57      $10.45      $11.34      $11.04
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.70%      (25.22%)      2.99%       9.58%       9.80%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .35%        .35%        .28%        .37%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .35%         .06%        .14%        .28%        .37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.96%        3.50%       3.12%       3.02%       2.34%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(c) Rounds to zero.



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  45P

RiverSource Portfolio Builder Moderate Aggressive Fund




                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.01       $10.48      $11.73      $11.34      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .23         .24         .25         .17
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.46)       (.01)        .91        1.05
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.20        (3.23)        .23        1.16        1.22
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.22)       (.40)       (.38)       (.22)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.24)      (1.48)       (.77)       (.38)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.03        $7.01      $10.48      $11.73      $11.34
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.56%      (31.15%)      1.57%      10.40%      11.72%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .49%         .47%        .43%        .46%        .56%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.16%        2.51%       2.04%       2.01%       1.69%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $849         $645        $881        $801        $550
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.98       $10.43      $11.68      $11.30      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .16         .15         .10         .07
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.44)       (.01)        .96        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.13        (3.28)        .14        1.06        1.13
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.15)       (.31)       (.29)       (.14)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.17)      (1.39)       (.68)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.99        $6.98      $10.43      $11.68      $11.30
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.56%      (31.65%)       .81%       9.54%      10.90%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.26%        1.23%       1.19%       1.22%       1.32%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.31%        1.69%       1.23%       1.21%        .91%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $144         $130        $199        $202        $154
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
46P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.98       $10.43      $11.68      $11.30      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .16         .16         .12         .07
Net gains (losses) (both realized and
 unrealized)                                         1.99        (3.44)       (.01)        .95        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.11        (3.28)        .15        1.07        1.13
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.15)       (.32)       (.30)       (.14)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.17)      (1.40)       (.69)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.97        $6.98      $10.43      $11.68      $11.30
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.37%      (31.63%)       .85%       9.57%      10.91%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.25%        1.22%       1.19%       1.22%       1.32%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.48%        1.79%       1.33%       1.27%        .93%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $45          $26         $33         $26         $15
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------





                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.02       $10.50      $11.75      $11.35      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .27         .29         .28         .19
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.47)       (.02)        .91        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.21        (3.20)        .27        1.19        1.25
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.26)       (.44)       (.40)       (.24)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.28)      (1.52)       (.79)       (.40)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.04        $7.02      $10.50      $11.75      $11.35
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.73%      (30.91%)      1.86%      10.69%      12.02%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .35%        .34%        .31%        .39%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .35%         .09%        .16%        .31%        .39%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.30%        2.88%       2.41%       2.14%       1.69%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $1         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  47P

RiverSource Portfolio Builder Aggressive Fund




                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.49       $10.46      $12.20      $11.66      $10.53
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .17         .19         .19         .12
Net gains (losses) (both realized and
 unrealized)                                         2.14        (3.98)       (.14)       1.18        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.29        (3.81)        .05        1.37        1.49
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)        (.12)       (.39)       (.35)       (.17)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)        (.16)      (1.79)       (.83)       (.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.62        $6.49      $10.46      $12.20      $11.66
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       35.27%      (36.52%)      (.31%)     11.85%      14.26%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .53%         .51%        .46%        .49%        .61%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .51%         .50%        .46%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.92%        1.83%       1.53%       1.47%       1.10%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $412         $295        $429        $400        $275
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.46       $10.38      $12.11      $11.59      $10.48
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .09         .09         .02         .03
Net gains (losses) (both realized and
 unrealized)                                         2.12        (3.93)       (.13)       1.24        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.20        (3.84)       (.04)       1.26        1.40
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.04)       (.29)       (.26)       (.10)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)        (.08)      (1.69)       (.74)       (.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.57        $6.46      $10.38      $12.11      $11.59
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       34.10%      (37.04%)     (1.02%)     10.97%      13.48%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.29%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.27%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.09%         .99%        .74%        .66%        .28%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $70          $57         $95         $98         $79
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
48P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.42       $10.33      $12.08      $11.58      $10.48
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .10         .10         .06         .03
Net gains (losses) (both realized and
 unrealized)                                         2.08        (3.92)       (.15)       1.20        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.19        (3.82)       (.05)       1.26        1.40
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)        (.05)       (.30)       (.28)       (.11)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.09)      (1.70)       (.76)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.50        $6.42      $10.33      $12.08      $11.58
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       34.07%      (37.00%)     (1.06%)     11.00%      13.40%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.28%        1.26%       1.21%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.26%        1.25%       1.21%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.37%        1.09%        .83%        .72%        .32%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $27          $11         $15         $12          $7
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------





                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.50       $10.48      $12.23      $11.68      $10.53
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .22         .28         .22         .12
Net gains (losses) (both realized and
 unrealized)                                         2.13        (4.01)       (.20)       1.17        1.39
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.30        (3.79)        .08        1.39        1.51
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.15)       (.43)       (.36)       (.17)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.19)      (1.83)       (.84)       (.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.63        $6.50      $10.48      $12.23      $11.68
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       35.36%      (36.20%)      (.09%)     12.04%      14.46%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .36%        .35%        .33%        .44%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .11%        .18%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.13%        2.57%       2.29%       1.60%        .95%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  49P

RiverSource Portfolio Builder Total Equity Fund




                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.03       $10.53      $12.61      $11.99      $10.55
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .11         .12         .14         .07
Net gains (losses) (both realized and
 unrealized)                                         2.23        (4.51)       (.26)       1.40        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.34        (4.40)       (.14)       1.54        1.78
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.04)       (.34)       (.33)       (.13)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.10)      (1.94)       (.92)       (.34)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.20        $6.03      $10.53      $12.61      $11.99
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       38.93%      (41.88%)     (2.04%)     13.02%      16.99%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .55%         .52%        .46%        .49%        .62%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .51%         .51%        .46%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.50%        1.18%        .93%        .88%        .53%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $348         $246        $384        $364        $231
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $5.97       $10.44      $12.52      $11.91      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .05          .03         .01          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                         2.21        (4.44)       (.26)       1.44        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.26        (4.41)       (.25)       1.44        1.68
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)          --        (.23)       (.24)       (.06)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.06)      (1.83)       (.83)       (.27)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.16        $5.97      $10.44      $12.52      $11.91
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.90%      (42.30%)     (2.86%)     12.25%      16.11%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.31%        1.28%       1.22%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.27%        1.27%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .65%         .32%        .11%        .06%       (.29%)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $56          $46         $85         $91         $68
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
50P  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $5.94       $10.39      $12.49      $11.90      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .04         .03          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                         2.17        (4.43)       (.27)       1.44        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.25        (4.39)       (.24)       1.44        1.68
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)          --        (.26)       (.26)       (.07)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.06)      (1.86)       (.85)       (.28)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $5.94      $10.39      $12.49      $11.90
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.90%      (42.31%)     (2.87%)     12.25%      16.10%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.29%        1.27%       1.22%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.26%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.08%         .43%        .24%        .15%       (.21%)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26           $9         $14         $11          $6
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------






                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.05       $10.57      $12.65      $12.01      $10.55
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .13         .15         .16         .09
Net gains (losses) (both realized and
 unrealized)                                         2.22        (4.52)       (.26)       1.41        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.37        (4.39)       (.11)       1.57        1.80
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.07)       (.37)       (.34)       (.13)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.13)      (1.97)       (.93)       (.34)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.23        $6.05      $10.57      $12.65      $12.01
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.18%      (41.58%)     (1.78%)     13.27%      17.23%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .36%        .35%        .33%        .46%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .11%        .16%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        1.43%       1.17%        .91%        .51%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  51P

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See "Fees and Expenses of the Fund" for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9

                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------

Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.


--------------------------------------------------------------------------------
                                                                             S.2

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.


--------------------------------------------------------------------------------
S.3

Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INSTITUTIONAL INVESTORS NOT LISTED ABOVE.

IN ADDITION, FOR CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INVESTORS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             5.75%               6.10%                5.00%
$50,000--$99,999                                          4.75                4.99                 4.00
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             4.75%               4.99%                4.00%
$50,000--$99,999                                          4.25                4.44                 3.50
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)




--------------------------------------------------------------------------------
                                                                             S.4

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             3.00%               3.09%                2.50%
$50,000--$99,999                                          3.00                3.09                 2.50
$100,000--$249,999                                        2.50                2.56                 2.15
$250,000--$499,999                                        2.00                2.04                 1.75
$500,000--$999,999                                        1.50                1.52                 1.25
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:


--------------------------------------------------------------------------------
S.5

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;


--------------------------------------------------------------------------------
                                                                             S.6

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND CORE

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
S.7

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          3%**
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.


--------------------------------------------------------------------------------
                                                                             S.8

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.


--------------------------------------------------------------------------------
S.9

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------
BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.10

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.11

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.12

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.


SHORT-TERM OR EXCESSIVE TRADING


SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES OF THE FUND" IN THE "MORE INFORMATION ABOUT THE FUND" SECTION OF THIS PROSPECTUS FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


--------------------------------------------------------------------------------
S.13

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


For all funds other than money market funds:


- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


For money market funds:



- The fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase orders by any investor for any reason, including orders that appear to be associated with market timing activities.


Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.


- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.


- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


--------------------------------------------------------------------------------
                                                                            S.14

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                                                           TO OTHER FUNDS
FROM A MONEY MARKET FUND                                           -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes        Yes        Yes
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes



                                                                       TO A MONEY MARKET FUND
FROM OTHER FUNDS                                                   -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes         No         No
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


--------------------------------------------------------------------------------
S.15

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Funds seeking tax-exempt income may invest in derivatives that generate taxable income to the fund.


--------------------------------------------------------------------------------
                                                                            S.16

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) -- The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.


--------------------------------------------------------------------------------
S.17

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is generally tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS. Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.


--------------------------------------------------------------------------------
                                                                            S.18

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses of the Fund" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.


--------------------------------------------------------------------------------
S.19

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds.

--------------------------------------------------------------------------------
                                                                            S.20

These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
S.21

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES


The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 1(800) 221-2450 or visit our websites at riversource.com/prospectus for RiverSource and Threadneedle funds and at seligman.com/fund/list for Seligman funds. Read the prospectus carefully before you invest.



 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Equity      growth. Under normal market conditions, at least 80% of the
Fund                    Fund's net assets are invested in equity securities of
                        companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined             growth. Under normal market conditions, at least 80% of the
International           Fund's assets will be invested in equity securities of foreign
Equity Fund             issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or
                        instruments that provide exposure to both developed and
                        emerging markets issuers.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth. Under normal market conditions, at least 80% of the
Growth Fund             Fund's net assets are invested in equity securities of
                        companies with market capitalizations of over $5 billion at the time of purchase or that fall within the capitalization range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase. The market capitalization range and
                        composition of the Index are subject to change.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large       growth. Under normal market conditions, at least 80% of the
Cap Value Fund          Fund's net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that fall within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase.  The market capitalization range and
                        composition of the Index are subject to change.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small and   growth. Under normal market conditions, at least 80% of the
Mid Cap Equity Fund     Fund's net assets are invested in equity securities of
                        companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the
                        Russell 2500(TM) Index (the Index) at the time of investment.
                        The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small Cap   growth. Under normal market conditions, at least 80% of the
Value Fund              Fund's net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market
                        capitalizations that fall within the range of companies that comprise the Russell 2000(R) Value Index (the Index) at the time of investment.  The market capitalization range and
                        composition of the Index are subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  A.1

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Equity      current income and, as a secondary objective, steady growth of
Income Fund             capital. The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in dividend-paying common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments.  The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with a high level of
Dividend Opportunity    current income. Secondary objective is growth of income and
Fund                    capital. The Fund's assets are primarily invested in equity securities. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio.
                        The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with growth of capital
Equity Value Fund       and income. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in equity securities.
                        These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined,
                        systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent
                        opportunity for long-term growth of capital. The Fund may
                        invest up to 25% of its net assets in foreign investments.  The
                        Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide total return through a combination of
LaSalle Global Real     current income and long-term capital appreciation. The Fund is
Estate Fund             a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate
                        Companies," which are companies that meet one of the following criteria:

                        - Companies qualifying for U.S. federal income tax purposes as real estate investment trusts ("REITs");

                        - Entities similar to REITs formed under the laws of non-U.S.
                          countries; or

                        - Other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing,
                          management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such
                          real estate.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide a high level of current income.
LaSalle Monthly         Capital appreciation is a secondary objective. The Fund
Dividend Real Estate    concentrates its investments in the real estate industry,
Fund                    investing under normal conditions, at least 80% of its net assets in equity and equity-related securities issued by "real estate companies" such as real estate investment trusts (REITs)
                        which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the
                        ownership, construction, financing, management or sale of
                        commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
A.2  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with growth of capital.
Mid Cap Growth Fund     Under normal market conditions, the Fund will invest at least
                        80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The investment manager defines mid-cap companies as those whose market capitalizations
                        (number of shares multiplied by the share price) falls within the range of the companies that comprise the Russell MidCap(R)
                        Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment
                        criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest
                        company held within the Index.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Mid Cap Value Fund      capital. Under normal circumstances, the Fund invests at least
                        80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market
                        capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies' preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any
                        economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Fundamental    growth. The Fund's assets are primarily invested in equity
Value Fund              securities of U.S. companies. Under normal market conditions, the Fund's net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign securities.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners International  growth. The Fund's assets are primarily invested in equity
Select Growth Fund      securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners International  growth. The Fund's assets primarily are invested in equity
Select Value Fund       securities of foreign issuers that are believed to be
                        undervalued and offer growth potential.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Partners International  capital. The Fund invests primarily in equity securities of
Small Cap Fund          non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any
                        borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan)
                        and in emerging markets (such as Korea, Mexico, and Russia).
                        The Fund will hold both growth and value stocks and at times may favor one more than the other based on available
                        opportunities.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Small Cap      appreciation. Under normal market conditions, at least 80% of
Value Fund              the Fund's net assets are invested in small cap companies.
                        Small cap companies are those that have a market
                        capitalization, at the time of investment, of up to $2.5
                        billion or that fall within the range of the Russell 2000(R)
                        Value Index.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  A.3

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Precious Metals and     capital. The Fund is a non-diversified mutual fund that, under
Mining Fund             normal market conditions, invests at least 80% of its net
                        assets (plus the amount of any borrowings for investment
                        purposes) in securities of companies in precious metals
                        industries or in mining industries (including precious metals, non-precious metals and special minerals). Companies in
                        precious metals industries include those engaged in
                        exploration, mining, processing or distribution of gold and other precious metals and related minerals. Companies in mining industries include those engaged in the mining or procurement of not only precious metals, but also non-precious metals and minerals. Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals.

                        While the Fund will at all times maintain investments in
                        securities of companies in both precious metals and in mining, under normal market conditions, at least 65% of the Fund's net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50%
                        of the Fund's net assets will be invested in foreign
                        securities.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with total return from
Real Estate Fund        both current income and capital appreciation. The Fund is a non-diversified fund that invests primarily in equity
                        securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies
                        operating in the real estate industry, including equity
                        securities of real estate investment trusts (REITs), and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax
                        status.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Recovery and            capital. The Fund is a non-diversified mutual fund that
Infrastructure Fund     generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these
                        infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the
                        Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies.
                        Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the
                        ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least
                        50% of the fair market value of their assets invested in
                        infrastructure-related assets.
---------------------------------------------------------------------------------------

Seligman                The Fund seeks to provide capital appreciation. The Fund
Capital Fund            invests primarily in the common stock of medium-sized U.S.
                        companies. The investment manager chooses common stocks for the
                        Fund through fundamental analysis, considering both qualitative and quantitative factors.
---------------------------------------------------------------------------------------

Seligman                The Fund seeks to provide capital gain. The Fund invests at
Communications and      least 80% of its net assets in the securities of companies
Information Fund        operating in the communications, information and related
                        industries. Accordingly, the Fund invests in companies
                        operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund
                        invests are technology and technology-related companies. These technology and technology-related companies may include
                        companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
A.4  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
Seligman                The Fund seeks to provide growth of capital; income may be
Frontier Fund           considered but is incidental to the Fund's investment
                        objective. The Fund invests at least 65% of its net assets
                        (including any amounts borrowed for investment purposes),
                        determined at the time of investment, in equity securities of small U.S. companies.
---------------------------------------------------------------------------------------

Seligman                The Fund seeks to provide long-term capital appreciation. The
Global Technology Fund  Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business
                        operations in technology and technology-related industries.
                        Technology-related companies are those companies that use
                        technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund's objective. The Fund generally invests in several countries in different geographic regions.
---------------------------------------------------------------------------------------

Seligman                The Fund seeks to provide long-term capital appreciation. The
Growth Fund             Fund invests primarily in the common stock of large U.S.
                        companies, selected for their growth prospects. The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative
                        factors.
---------------------------------------------------------------------------------------

Seligman                The Fund seeks to provide long-term capital appreciation. The
Large-Cap Value Fund    Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.
---------------------------------------------------------------------------------------

Seligman                The Fund seeks to provide long-term capital appreciation. The
Smaller-Cap Value Fund  Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of "value" companies with smaller market capitalization
                        ($3 billion or less) at the time of purchase by the Fund.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with long-term capital
Emerging Markets Fund   growth. The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the
                        World Bank or the United Nations. Under normal market
                        conditions, at least 80% of the Fund's net assets will be
                        invested in securities of companies that are located in
                        emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market
                        countries.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with capital
European Equity Fund    appreciation. The Fund primarily invests in equity securities of European companies that are believed to offer growth
                        potential. A company is considered to be located in Europe if:
                        (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or
                        (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with long-term capital
Global Equity Fund      growth.   Under normal market conditions, at least 80% of the
                        Fund's net assets will be invested in equity securities,
                        including companies located in developed and emerging
                        countries.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with a high level of
Global Equity Income    current income and secondarily, growth of capital.  Under
Fund                    normal market conditions, the Fund will invest at least 80% of its net assets in equity securities.  The Fund will normally invest at least 40% of its net assets in equity securities of companies located in (non U.S.) developed and emerging markets.
                        The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce
                        current income or that offer potential to produce income.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  A.5

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
Threadneedle            The Fund seeks to provide shareholders with long-term capital
International           growth. The Fund's assets primarily are invested in equity
Opportunity Fund        securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in
                        emerging markets.
---------------------------------------------------------------------------------------

FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Bond Fund   current income while conserving the value of the investment for the longest period of time.

                        Under normal market conditions, the Fund invests at least 80%
                        of it net assets in bonds and other debt securities. At least
                        50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond
                        Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the
                        U.S. government, corporate bonds, and mortgage- and asset-
                        backed securities. Although the Fund emphasizes high- and
                        medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital
                        appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with high total return
Emerging Markets Bond   through current income and, secondarily, through capital
Fund                    appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets
                        issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income
                        OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy.
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn
                        50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the
                        Fund may invest 25% or more of its total assets in the
                        securities of foreign governmental and corporate entities
                        located in the same country, it will not invest 25% or more of its total assets in any single foreign issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manger to be of comparable quality. These lower quality fixed income securities are often called "junk bonds."
                        The Fund may invest up to 100% of its assets in these lower rated securities.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with a high level of
Floating Rate Fund      current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the
                        Fund's net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable
                        quality. Up to 25% of the Fund's net assets maybe invested in foreign investments.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with high total return
Global Bond Fund        through income and growth of capital. The Fund is a non-
                        diversified mutual fund that invests primarily in debt
                        obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be
                        invested in investment-grade corporate or government debt
                        obligations, including money market instruments, of issuers located in at least three different countries. Although the
                        Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A.6  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with high current income
High Yield Bond Fund    as its primary objective and, as its secondary objective,
                        capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt
                        instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally
                        recognized statistical rating organization, or if unrated,
                        determined to be of comparable quality.   Up to 25% of the Fund
                        may be invested in high yield debt instruments of foreign
                        issuers.

                        Corporate debt securities in which the Fund invests are
                        typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans
                        (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically
                        (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London
                        Interbank Offered Rate), plus a premium). Secured debt
                        instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with a high total return
Income Opportunities    through current income and capital appreciation. Under normal
Fund                    market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the
                        higher rated segment of the high-yield (junk bond) market.
                        These income producing debt securities include corporate debt securities as well as bank loans.  The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the
                        Fund's net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by
                        companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily,
                        monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium).  Secured debt instruments are ordinarily
                        secured by specific collateral or assets of the issuer or
                        borrower such that holders of these instruments will have
                        claims senior to the claims of other parties who hold unsecured instruments.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with total return that
Inflation Protected     exceeds that the rate of inflation over the long-term. The Fund
Securities Fund         is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
                        governments, their agencies or instrumentalities, and
                        corporations. The Fund currently intends to focus on inflation-
                        protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-
                        protected securities are designed to protect the future
                        purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for
                        Urban Consumers (nonseasonally adjusted) as the inflation
                        measure.

---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  A.7

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with a level of current
Limited Duration Bond   income consistent with preservation of capital. Under normal
Fund                    market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. The Fund will
                        primarily invest in debt securities with short- and
                        intermediate-term maturities.  The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below
                        investment grade. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with a high level of
Short Duration          current income and safety of principal consistent with
U.S. Government Fund    investment in U.S. government and government agency securities.
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its
                        agencies or instrumentalities. The Fund invests in direct
                        obligations of the U.S. government, such as Treasury bonds, bills and notes, and of it agencies and instrumentalities. The
                        Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the
                        Federal National Mortgage Association (FNMA or Fannie Mae) and
                        the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
                        Mac). These issuers are chartered or sponsored by acts of
                        Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market
                        conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in
                        currencies other than the U.S. dollar.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with current income as
U.S. Government         its primary objective and, as its secondary objective,
Mortgage Fund           preservation of capital. The Fund's assets primarily are
                        invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are
                        invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S.
                        government, its agencies, authorities or instrumentalities.
                        This includes, but is not limited to Government National
                        Mortgage Association (GNMA or Ginnie Mae) mortgage-backed
                        bonds, which are backed by the full faith and credit of the
                        United States; and Federal National Mortgage Association (FNMA
                        or Fannie Mae) and Federal Home Loan Mortgage Corporation
                        (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United
                        States Treasury.
---------------------------------------------------------------------------------------

MONEY MARKET FUNDS

RiverSource             The Fund seeks to provide shareholders with maximum current
Cash Management Fund    income consistent with liquidity and stability of principal.
                        The Fund's assets primarily are invested in money market
                        instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                        certificates of deposit, bankers' acceptances, letters of
                        credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the
                        Fund may invest up to 35% of its total assets in U.S. dollar-
                        denominated foreign investments.

---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A.8  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
ALTERNATIVE INVESTMENT
  STRATEGIES

RiverSource             The Fund seeks to provide shareholders with positive absolute
Absolute Return         return.  The Fund is a non-diversified fund that, under normal
Currency and Income     market conditions, will invest at least 80% of its net assets
Fund                    (including any borrowings for investment purposes) in short-
                        duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund)
                        and forward foreign currency contracts. In pursuit of the
                        Fund's objective, to provide absolute return, the investment manager (RiverSource Investments, LLC), seeks to generate
                        positive total returns from the income produced by the short-
                        term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

                        The Fund's investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-
                        government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of
                        comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the
                        Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year. It is expected that the gross notional value of the
                        Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  A.9

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.


                                                                                                        RIVERSOURCE
                                                                RIVERSOURCE   RIVERSOURCE  RIVERSOURCE  DISCIPLINED
                                                  RIVERSOURCE   DISCIPLINED   DISCIPLINED  DISCIPLINED   SMALL AND
                                                  DISCIPLINED  INTERNATIONAL   LARGE CAP    LARGE CAP     MID CAP
                                                     EQUITY        EQUITY        GROWTH       VALUE        EQUITY
Active Management Risk                                 X             X             X            X            X
Concentration Risk
Confidential Information Access Risk
Counterparty Risk
Credit Risk
Derivatives Risk                                       X             X             X            X            X
Dividend and Income Risk
ETF Risk
Focused Portfolio Risk
Foreign Currency Risk
Geographic Concentration Risk
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities Risk
Infrastructure-Related Companies Risk
Interest Rate Risk
Issuer Risk                                            X             X             X            X            X
Leverage Risk
Liquidity Risk
Market Risk                                            X             X             X            X            X
Master Limited Partnership Risk
Mid-Sized Company Risk
Mortgage-Related and Other Asset-Backed
Securities Risk
Non-Diversification Risk
Prepayment and Extension Risk
Quantitative Model Risk                                X             X             X            X            X
Real Estate Industry Risk
Reinvestment Risk
Risks of Foreign Investing                                           X                                       X
Sector Risk                                                                                     X
Small and Mid-Sized Company Risk                                                                             X
Small Company Risk
Stripped Securities Risk
Tax Risk
Technology and Technology-Related Investment
Risk





--------------------------------------------------------------------------------
B.1  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                                                      RIVERSOURCE
                                     RIVERSOURCE  RIVERSOURCE                            RIVERSOURCE    LASALLE
                                     DISCIPLINED  DIVERSIFIED  RIVERSOURCE  RIVERSOURCE    LASALLE      MONTHLY    RIVERSOURCE
                                      SMALL CAP      EQUITY      DIVIDEND      EQUITY    GLOBAL REAL    DIVIDEND     MID CAP
                                        VALUE        INCOME    OPPORTUNITY     VALUE        ESTATE    REAL ESTATE     GROWTH
Active Management Risk                    X            X            X            X            X            X            X
Concentration Risk
Confidential Information Access
Risk
Counterparty Risk
Credit Risk
Derivatives Risk                          X                         X
Dividend and Income Risk                                                                                   X
ETF Risk
Focused Portfolio Risk
Foreign Currency Risk
Geographic Concentration Risk
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities
Risk
Infrastructure-Related Companies
Risk
Interest Rate Risk
Issuer Risk                               X            X            X            X                                      X
Leverage Risk
Liquidity Risk
Market Risk                               X            X            X            X            X            X            X
Master Limited Partnership Risk
Mid-Sized Company Risk                                                                                                  X
Mortgage-Related and Other Asset-
Backed Securities Risk
Non-Diversification Risk                                                                      X
Prepayment and Extension Risk
Quantitative Model Risk                   X                         X
Real Estate Industry Risk                                                                     X            X
Reinvestment Risk                                                                             X            X
Risks of Foreign Investing                X            X            X            X            X
Sector Risk                                            X            X            X
Small and Mid-Sized Company Risk                       X            X                         X            X
Small Company Risk                        X
Stripped Securities Risk
Tax Risk
Technology and Technology-Related
Investment Risk





--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  B.2

                                                                            RIVERSOURCE
                                                              RIVERSOURCE     PARTNERS     RIVERSOURCE    RIVERSOURCE
                                                 RIVERSOURCE    PARTNERS   INTERNATIONAL     PARTNERS       PARTNERS
                                                   MID CAP    FUNDAMENTAL      SELECT     INTERNATIONAL  INTERNATIONAL
                                                    VALUE        VALUE         GROWTH      SELECT VALUE    SMALL CAP
Active Management Risk                                X            X             X              X              X
Concentration Risk
Confidential Information Access Risk
Counterparty Risk
Credit Risk
Derivatives Risk                                                                 X              X              X
Dividend and Income Risk
ETF Risk
Focused Portfolio Risk
Foreign Currency Risk
Geographic Concentration Risk
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities Risk
Infrastructure-Related Companies Risk
Interest Rate Risk
Issuer Risk                                           X            X             X              X              X
Leverage Risk
Liquidity Risk                                                                                                 X
Market Risk                                           X            X                            X              X
Master Limited Partnership Risk
Mid-Sized Company Risk                                X
Mortgage-Related and Other Asset-Backed
Securities Risk
Non-Diversification Risk
Prepayment and Extension Risk
Quantitative Model Risk                                                                         X
Real Estate Industry Risk
Reinvestment Risk
Risks of Foreign Investing                            X            X             X              X              X
Sector Risk                                           X            X             X                             X
Small and Mid-Sized Company Risk                                                 X              X
Small Company Risk                                                                                             X
Stripped Securities Risk
Tax Risk
Technology and Technology-Related Investment
Risk





--------------------------------------------------------------------------------
B.3  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                   RIVERSOURCE  RIVERSOURCE
                                                     PARTNERS     PRECIOUS                  RIVERSOURCE
                                                    SMALL CAP      METALS    RIVERSOURCE   RECOVERY AND   SELIGMAN
                                                      VALUE      AND MINING  REAL ESTATE  INFRASTRUCTURE   CAPITAL
Active Management Risk                                  X            X            X              X            X
Concentration Risk
Confidential Information Access Risk
Counterparty Risk
Credit Risk
Derivatives Risk
Dividend and Income Risk
ETF Risk                                                                                         X
Focused Portfolio Risk
Foreign Currency Risk
Geographic Concentration Risk
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities Risk
Infrastructure-Related Companies Risk                                                            X
Interest Rate Risk
Issuer Risk                                             X                                        X            X
Leverage Risk
Liquidity Risk                                                       X                           X
Market Risk                                             X            X            X              X            X
Master Limited Partnership Risk                                                                  X
Mid-Sized Company Risk                                                                                        X
Mortgage-Related and Other Asset-Backed
Securities Risk
Non-Diversification Risk                                             X            X              X
Prepayment and Extension Risk
Quantitative Model Risk
Real Estate Industry Risk                                                         X              X
Reinvestment Risk
Risks of Foreign Investing                              X            X                           X            X
Sector Risk                                                          X
Small and Mid-Sized Company Risk                                     X                           X
Small Company Risk                                      X
Stripped Securities Risk
Tax Risk
Technology and Technology-Related Investment
Risk





--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  B.4

                                                        SELIGMAN                SELIGMAN              SELIGMAN
                                                     COMMUNICATIONS  SELIGMAN    GLOBAL    SELIGMAN  LARGE-CAP
                                                    AND INFORMATION  FRONTIER  TECHNOLOGY   GROWTH     VALUE
Active Management Risk                                     X             X          X          X         X
Concentration Risk                                         X
Confidential Information Access Risk
Counterparty Risk
Credit Risk
Derivatives Risk
Dividend and Income Risk
ETF Risk
Focused Portfolio Risk                                                                                   X
Foreign Currency Risk
Geographic Concentration Risk
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities Risk
Infrastructure-Related Companies Risk
Interest Rate Risk
Issuer Risk                                                X             X          X          X         X
Leverage Risk
Liquidity Risk
Market Risk                                                X             X          X          X         X
Master Limited Partnership Risk
Mid-Sized Company Risk
Mortgage-Related and Other Asset-Backed
Securities Risk
Non-Diversification Risk
Prepayment and Extension Risk
Quantitative Model Risk
Real Estate Industry Risk
Reinvestment Risk
Risks of Foreign Investing                                 X                        X          X
Sector Risk                                                X             X          X          X         X
Small and Mid-Sized Company Risk                           X                        X          X
Small Company Risk                                                       X
Stripped Securities Risk
Tax Risk
Technology and Technology-Related Investment Risk                                   X





--------------------------------------------------------------------------------
B.5  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                              SELIGMAN   THREADNEEDLE  THREADNEEDLE
                                                            SMALLER-CAP    EMERGING      EUROPEAN
                                                               VALUE        MARKETS       EQUITY
Active Management Risk                                           X             X             X
Concentration Risk
Confidential Information Access Risk
Counterparty Risk
Credit Risk
Derivatives Risk                                                                             X
Dividend and Income Risk
ETF Risk
Focused Portfolio Risk                                           X
Foreign Currency Risk
Geographic Concentration Risk                                                  X             X
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities Risk
Infrastructure-Related Companies Risk
Interest Rate Risk
Issuer Risk                                                      X             X             X
Leverage Risk
Liquidity Risk
Market Risk                                                      X             X             X
Master Limited Partnership Risk
Mid-Sized Company Risk
Mortgage-Related and Other Asset-Backed Securities Risk
Non-Diversification Risk
Prepayment and Extension Risk
Quantitative Model Risk
Real Estate Industry Risk
Reinvestment Risk
Risks of Foreign Investing                                       X             X             X
Sector Risk                                                      X             X
Small and Mid-Sized Company Risk                                               X             X
Small Company Risk                                               X
Stripped Securities Risk
Tax Risk
Technology and Technology-Related Investment Risk





--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  B.6

                                                               THREADNEEDLE                              RIVERSOURCE
                                                 THREADNEEDLE     GLOBAL      THREADNEEDLE  RIVERSOURCE    EMERGING
                                                    GLOBAL        EQUITY     INTERNATIONAL  DIVERSIFIED    MARKETS
                                                    EQUITY        INCOME      OPPORTUNITY       BOND         BOND
Active Management Risk                                 X             X             X             X            X
Concentration Risk
Confidential Information Access Risk
Counterparty Risk
Credit Risk                                                                                      X            X
Derivatives Risk                                       X             X             X             X            X
Dividend and Income Risk
ETF Risk
Focused Portfolio Risk
Foreign Currency Risk
Geographic Concentration Risk                          X                           X                          X
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities Risk
Infrastructure-Related Companies Risk
Interest Rate Risk                                                                               X            X
Issuer Risk                                            X             X             X             X
Leverage Risk
Liquidity Risk                                                                                   X            X
Market Risk                                            X             X             X             X            X
Master Limited Partnership Risk
Mid-Sized Company Risk
Mortgage-Related and Other Asset-Backed
Securities Risk
Non-Diversification Risk                                                                                      X
Prepayment and Extension Risk                                                      X
Quantitative Model Risk
Real Estate Industry Risk
Reinvestment Risk
Risks of Foreign Investing                             X             X             X             X            X
Sector Risk                                                          X                                        X
Small and Mid-Sized Company Risk                                     X             X
Small Company Risk
Stripped Securities Risk
Value Stocks Risk
Tax Risk
Technology and Technology-Related Investment
Risk





--------------------------------------------------------------------------------
B.7  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

                                                                                                        RIVERSOURCE
                                                  RIVERSOURCE  RIVERSOURCE  RIVERSOURCE   RIVERSOURCE    INFLATION
                                                    FLOATING      GLOBAL     HIGH YIELD      INCOME      PROTECTED
                                                      RATE         BOND         BOND     OPPORTUNITIES   SECURITIES
Active Management Risk                                 X            X            X             X             X
Concentration Risk
Confidential Information Access Risk                   X
Counterparty Risk                                      X                         X             X
Credit Risk                                            X            X            X             X             X
Derivatives Risk                                       X            X            X             X             X
Dividend and Income Risk
ETF Risk
Focused Portfolio Risk
Foreign Currency Risk
Geographic Concentration Risk                                       X
Highly Leveraged Transactions Risk                     X                         X             X
Impairment of Collateral Risk                          X                         X             X
Inflation Protected Securities Risk                                                                          X
Infrastructure-Related Companies Risk
Interest Rate Risk                                     X            X            X             X             X
Issuer Risk
Leverage Risk
Liquidity Risk                                         X            X            X             X
Market Risk                                            X            X            X             X             X
Master Limited Partnership Risk
Mid-Sized Company Risk
Mortgage-Related and Other Asset-Backed
Securities Risk
Non-Diversification Risk                                            X                                        X
Prepayment and Extension Risk                          X            X            X             X             X
Quantitative Model Risk
Real Estate Industry Risk
Reinvestment Risk
Risks of Foreign Investing                             X            X            X             X
Sector Risk                                                         X
Small and Mid-Sized Company Risk
Small Company Risk
Stripped Securities Risk
Value Stocks Risk
Tax Risk
Technology and Technology-Related Investment
Risk





--------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  B.8

                                                                                                         RIVERSOURCE
                                             RIVERSOURCE    RIVERSOURCE                                   ABSOLUTE
                                               LIMITED         SHORT        RIVERSOURCE    RIVERSOURCE     RETURN
                                               DURATION      DURATION     U.S. GOVERNMENT      CASH     CURRENCY AND
                                                 BOND     U.S GOVERNMENT      MORTGAGE      MANAGEMENT     INCOME
Active Management Risk                            X              X               X              X             X
Concentration Risk                                                                              X
Confidential Information Access Risk
Counterparty Risk                                                                                             X
Credit Risk                                       X              X               X              X             X
Derivatives Risk                                  X              X               X                            X
Dividend and Income Risk
ETF Risk
Focused Portfolio Risk
Foreign Currency Risk                                                                                         X
Geographic Concentration Risk                                                                                 X
Highly Leveraged Transactions Risk
Impairment of Collateral Risk
Inflation Protected Securities Risk
Infrastructure-Related Companies Risk
Interest Rate Risk                                X              X               X              X             X
Issuer Risk
Leverage Risk
Liquidity Risk                                    X
Market Risk                                       X              X               X                            X
Master Limited Partnership Risk
Mid-Sized Company Risk
Mortgage-Related and Other Asset-Backed
Securities Risk                                                                  X
Non-Diversification Risk                                                                                      X
Prepayment and Extension Risk                     X              X               X                            X
Quantitative Model Risk                                                                                       X
Real Estate Industry Risk
Reinvestment Risk                                                                               X             X
Risks of Foreign Investing                        X
Sector Risk
Small and Mid-Sized Company Risk
Small Company Risk
Stripped Securities Risk
Tax Risk                                                                                                      X
Technology and Technology-Related
Investment Risk



ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if an underlying fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.


--------------------------------------------------------------------------------
B.9  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund's performance.


COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund's exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.




DIVIDEND AND INCOME RISK. The income shareholders receive from the Fund can vary widely over the short and long term. The dividend income from a Fund's investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a Fund may reduce the dividends paid on such securities. If prevailing market interest rates decline, distribution rates on convertible securities and other debt instruments in which the Fund invests, and shareholders' income from the Fund, would likely decline as well.



--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  B.10

ETF RISK. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the underlying fund's expenses and similar expenses incurred through ownership of the ETF.


FOCUSED PORTFOLIO RISK. The underlying fund expects to invest in a limited number of companies. Accordingly, the underlying fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund's net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.


FOREIGN CURRENCY RISK. The underlying fund's exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund's exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

GEOGRAPHIC CONCENTRATION RISK. The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.


--------------------------------------------------------------------------------
B.11  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

INFRASTRUCTURE-RELATED COMPANIES RISK. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.


INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.



ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


LEVERAGE RISK. Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund's short sales effectively leverage the underlying fund's assets. The use of leverage may make any change in the underlying fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The underlying fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISKS. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  B.12

NON-DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

REAL ESTATE INDUSTRY RISK. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs).

Investments in REITs depend upon specialized management skills, and REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REINVESTMENT RISK. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades in foreign markets. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


--------------------------------------------------------------------------------
B.13  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS

SECTOR RISK. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

STRIPPED SECURITIES RISK. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.


TECHNOLOGY AND TECHNOLOGY-RELATED INVESTMENT RISK. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. Finally, the Fund may be susceptible to factors affecting the technology and technology-related industries, and the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.



The Fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of one of the Fund's investments may offset potential gains from other investments.



--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 PROSPECTUS  B.14

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.


Additional information about the Funds and their investments are available in the Funds' SAI, and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.

RiverSource Family of Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 221-2450

RiverSource Family of Funds information available at:
riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section of the Commission, Washington, D.C. 20549-1520.



Investment Company Act File #
RIVERSOURCE PORTFOLIO BUILDER
CONSERVATIVE FUND               811-5897
RIVERSOURCE PORTFOLIO BUILDER
MODERATE CONSERVATIVE FUND      811-5897
RIVERSOURCE PORTFOLIO BUILDER
MODERATE FUND                   811-5897
RIVERSOURCE PORTFOLIO BUILDER
MODERATE AGGRESSIVE FUND        811-5897
RIVERSOURCE PORTFOLIO BUILDER
AGGRESSIVE FUND                 811-5897
RIVERSOURCE PORTFOLIO BUILDER
TOTAL EQUITY FUND               811-5897



RIVER SOURCE LOGO                                             S-6282-99 J (4/10)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

S&P 500 INDEX FUND

PROSPECTUS APRIL 1, 2010

RIVERSOURCE S&P 500 INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

CLASS            TICKER SYMBOL
-----            -------------
Class D          ADIDX
Class E          ADIEX



As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


SUMMARY OF THE FUND......    3P
Investment Objective.....    3p
Fees and Expenses of the
  Fund...................    3p
Principal Investment
  Strategies of the
  Fund...................    5p
Principal Risks of
  Investing in the Fund..    5p
Past Performance.........    5p
Fund Management..........    7p
Buying and Selling
  Shares.................    7p
Tax Information..........    8p
Financial Intermediary
  Compensation...........    8p
MORE INFORMATION ABOUT
  THE FUND...............    9P
Investment Objective.....    9p
Principal Investment
  Strategies of the
  Fund...................    9p
Principal Risks of
  Investing in the Fund..   10p
More about Annual Fund
  Operating Expenses.....   12p
Other Investment
  Strategies and Risks...   13p
Fund Management and
  Compensation...........   15p
FINANCIAL HIGHLIGHTS.....   17P
BUYING AND SELLING
  SHARES.................   S.1
Description of Share
  Classes................   S.2
  Investment
    Options -- Classes of
    Shares...............   S.2
  Opening an Account.....   S.4
EXCHANGING OR SELLING
  SHARES.................   S.7
  Exchanges..............   S.9
  Selling Shares.........  S.11
PRICING AND VALUING OF
  FUND SHARES............  S.11
DISTRIBUTIONS AND TAXES..  S.12
GENERAL INFORMATION......  S.14





--------------------------------------------------------------------------------
2P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

RiverSource S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 CLASS D  CLASS E
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)                   0%       0%
Redemption Fee (as a percentage of amount
redeemed on
shares redeemed within 180 days of purchase)       0.50%    0.50%
Maximum annual account fee (for accounts under
$10,000)                                          $   10   $   10



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                 CLASS D  CLASS E
Management fees                                    0.22%    0.22%
Distribution and/or service (12b-1) fees           0.25%    0.00%
Other expenses                                     0.26%    0.34%
Total annual fund operating expenses               0.73%    0.56%
Less: Fee waiver/expense reimbursement(b)         (0.13%)  (0.09%)
Total annual fund operating expenses
after fee waiver/expense reimbursement(b)          0.60%    0.47%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.60% for Class D and 0.47% for Class E.



--------------------------------------------------------------------------------

                           RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  3P

EXAMPLE


The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class D                              $61      $221      $394      $898
Class E                              $48      $171      $304      $696



PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGIES OF THE FUND


The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P 500. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.



--------------------------------------------------------------------------------
4P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

TRACKING ERROR RISK. The Fund may not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund's performance may be impacted by the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.



DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.



--------------------------------------------------------------------------------

                           RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  5P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class D share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.



After-tax returns are shown only for Class D shares. After-tax returns for Class E shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.



                      CLASS D AVERAGE ANNUAL TOTAL RETURNS


                                   (BAR CHART)


         -10.04%   -12.42%   -22.59%   +27.81%   +10.23%   +4.14%    +15.21%   +4.77%    -36.93%   +26.26%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




                                 (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +15.85% (quarter ended June 30, 2009).



- Lowest return for a calendar quarter was -21.76% (quarter ended Dec. 31, 2008).



--------------------------------------------------------------------------------
6P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS



(FOR PERIODS ENDED DEC. 31, 2009)           1 YEAR  5 YEARS  10 YEARS
RiverSource S&P 500 Index Fund:
  Class D - before taxes                   +26.26%   +0.02%   -1.50%
  Class D - after taxes on distributions   +25.73%   -0.98%   -2.14%
  Class D - after taxes on distributions
  and  redemption of fund shares           +17.39%   -0.28%   -1.48%
  Class E - before taxes                   +26.36%   +0.27%   -1.25%
S&P 500 Index (reflects no deduction for
fees, expenses or taxes)                   +26.46%   +0.42%   -0.95%
Lipper S&P 500 Objective Funds Index
(reflects no deduction for fees or
taxes)                                     +26.31%   +0.23%   -1.19%



FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC


PORTFOLIO MANAGER         TITLE                      MANAGED FUND SINCE
-----------------         -----                      ------------------
Dimitris J. Bertsimas,    Senior Portfolio Manager   Jan. 2009
  Ph.D.
Georgios Vetoulis, Ph.D.  Senior Equity Analyst      Jan. 2009



BUYING AND SELLING SHARES


MINIMUM INITIAL INVESTMENT (ALL
CLASSES)                           NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                 $2,000                 $1,000





SUBSEQUENT INVESTMENTS (ALL
CLASSES)                           NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                  $500                   $500
Scheduled investment plans                  $100                   $100



EXCHANGING OR SELLING SHARES

Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:

Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041

Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.


--------------------------------------------------------------------------------

                           RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  7P

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
8P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

RiverSource S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND


The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.


The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track its index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P 500. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The specific weights are determined by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth and other quantitative measures. The investment manager may purchase stocks not included in the Index when doing so would be a cost efficient way of approximating the performance of the S&P 500, for example, in anticipation of a stock being added to the Index.


--------------------------------------------------------------------------------

                           RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  9P

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the S&P 500 and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.


The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.


Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security continues to be included in the S&P 500.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

- A company's market weighting otherwise changes with respect to the S&P 500.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the S&P 500, please refer to the SAI. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.


--------------------------------------------------------------------------------
10P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.



DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.



Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.



Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.



Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.



--------------------------------------------------------------------------------

                          RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  11P

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.



Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.



Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


MORE ABOUT ANNUAL FUND OPERATING EXPENSES


The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in the Summary of the Fund.


Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in the Fund's assets in the current fiscal year.


--------------------------------------------------------------------------------
12P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds"), ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


--------------------------------------------------------------------------------

                          RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  13P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund," that appears in the Summary of the Fund, they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
14P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.22% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ended July 31, 2009.



--------------------------------------------------------------------------------

                          RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  15P

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:


Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since January 2009.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.


Georgios Vetoulis, Ph.D., Senior Equity Analyst


- Managed the Fund since January 2009.

- Joined RiverSource Investments in August 2002 as an Equity Analyst.

- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.

- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
16P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns are not annualized for periods of less than one year. The information for the fiscal years ended on or after Jan. 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Jan. 31, 2007 has been audited by other auditors.



                                                                     YEAR ENDED JAN. 31,
CLASS D                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $2.73        $4.90       $5.54       $4.92      $4.55
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .07         .08         .08        .07
Net gains (losses) (both realized and
 unrealized)                                          .83        (1.94)       (.21)        .61        .36
---------------------------------------------------------------------------------------------------------
Total from investment operations                      .89        (1.87)       (.13)        .69        .43
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.02)        (.10)       (.08)       (.07)      (.06)
Distributions from realized gains                    (.05)        (.20)       (.43)         --         --
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.30)       (.51)       (.07)      (.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.55        $2.73       $4.90       $5.54      $4.92
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.59%      (38.56%)     (2.89%)     14.05%      9.56%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .73%         .73%        .68%        .79%       .85%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .60%         .59%        .59%        .59%       .62%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%        1.75%       1.43%       1.40%      1.26%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22          $21         $48         $57        $63
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%           5%          4%         20%         7%
---------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.





--------------------------------------------------------------------------------

                          RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS  17P

                                                                     YEAR ENDED JAN. 31,
CLASS E                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $2.74        $4.92       $5.56       $4.95       $4.57
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .09         .10         .09         .08
Net gains (losses) (both realized and
 unrealized)                                          .84        (1.96)       (.22)        .60         .38
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .90        (1.87)       (.12)        .69         .46
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.11)       (.09)       (.08)       (.08)
Distributions from realized gains                    (.05)        (.20)       (.43)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)        (.31)       (.52)       (.08)       (.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.56        $2.74       $4.92       $5.56       $4.95
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.67%      (38.38%)     (2.64%)     14.05%      10.03%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .56%         .59%        .56%        .56%        .60%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .46%         .34%        .36%        .34%        .37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        2.01%       1.67%       1.64%       1.52%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $100          $88        $165        $241        $218
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%           5%          4%         20%          7%
----------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).





--------------------------------------------------------------------------------
18P  RIVERSOURCE S&P 500 INDEX FUND -- 2010 PROSPECTUS

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS.

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


--------------------------------------------------------------------------------
                                                                             S.1

S-6400-9

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The fund offers different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses of the Fund" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. The cover of this prospectus indicates which share classes are currently offered for this fund.

 INVESTMENT OPTIONS SUMMARY


                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE           FEE
--------------------------------------------------------------------------------------------------------------------------------
Class D             Through wrap fee        No. Entire            No.                   Yes.(b)               No.
                    programs or other       purchase price is                           0.25%
                    investment products.    invested in shares
                                            of the fund.
--------------------------------------------------------------------------------------------------------------------------------

Class E             Limited to qualified    No. Entire            No.                   No.                   Yes.
                    institutional           purchase price is                                                 0.15%
                    investors.              invested in shares
                                            of the fund.
--------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For Class D shares, the fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


--------------------------------------------------------------------------------
S.2

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class D shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders. Financial intermediaries receive fees up to 0.25% of the average daily net assets of Class D shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

PLAN ADMINISTRATION FEE

Class E shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS D SHARES.

Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by a financial intermediary having a selling agreement with the distributor.

Shares originally purchased in a wrap account may continue to be held in Class D outside of a wrap account, but no additional Class D purchases may be made.

IN ADDITION, FOR CLASS D SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INVESTORS NOT LISTED ABOVE.

CLASS E SHARES.

Class E shares are sold without a sales charge or 12b-1 fee to qualifying institutional investors. The following eligible institutional investors may purchase Class E shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.


--------------------------------------------------------------------------------
                                                                             S.3

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

IN ADDITION, FOR CLASS E SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INSTITUTIONAL INVESTORS NOT LISTED ABOVE.

For more information, see the SAI.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS  The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and
 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.4

BY MAIL (CONT.)

                   mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.5

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                              FOR ALL ACCOUNTS EXCEPT
                              THOSE LISTED TO THE RIGHT         TAX QUALIFIED
                              (NONQUALIFIED)                    ACCOUNTS

------------------------------------------------------------------------------------

INITIAL INVESTMENT            $2,000                            $1,000
------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS        $500                              $500
------------------------------------------------------------------------------------

ACCOUNT BALANCE*              $1,000                            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                              FOR ALL ACCOUNTS EXCEPT THOSE
                              LISTED TO THE RIGHT               TAX QUALIFIED
                              (NONQUALIFIED)                    ACCOUNTS

------------------------------------------------------------------------------------

INITIAL INVESTMENT            $2,000                            $1,000
------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS        $100                              $100
------------------------------------------------------------------------------------

ACCOUNT BALANCE**             $1,000                            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

MINIMUM BALANCE ACCOUNT REQUIREMENTS AND ANNUAL ACCOUNT FEE

The fund reserves the right to sell your shares if, for any reason, including market decline, the aggregate value of your holdings in the fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the fund takes such action to allow you to increase your holdings to the minimum level.

An annual account fee of $10 may be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.


--------------------------------------------------------------------------------
S.6

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.7

BY MAIL (CONT.)

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


BY TELEPHONE

--------------------------------------------------------------------------------
S.8

BY TELEPHONE
(CONT.)

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

EXCHANGES

Exchanges currently are not allowed into or out of the fund.


--------------------------------------------------------------------------------
                                                                             S.9

SHORT-TERM OR EXCESSIVE TRADING


SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. THE FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of the fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.


--------------------------------------------------------------------------------
S.10

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

SELLING SHARES

There are no sales loads; however, the fund charges a redemption fee of 0.50% on shares sold within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order minus any applicable redemption fee.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

The public offering price is the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial intermediary.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.


--------------------------------------------------------------------------------
                                                                            S.11

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. The fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.


--------------------------------------------------------------------------------
S.12

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, a sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.


--------------------------------------------------------------------------------
                                                                            S.13

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INTERMEDIARIES ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable redemption fee. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the fund. These services include administrative, accounting, treasury, and other services. Fees paid by the fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the fund. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any redemption fees paid by an investor at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses of the Fund" for the applicable fee charged on each share class. See "Buying and Selling Shares, Selling Shares" for more information on

--------------------------------------------------------------------------------
S.14
these fees. See "Other Investment Strategies and Risks" for the fund's policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the fund. The fund pays the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the fund. Fees paid by the fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by the fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or

--------------------------------------------------------------------------------
                                                                            S.15
its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.


--------------------------------------------------------------------------------
S.16

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.


--------------------------------------------------------------------------------
                                                                            S.17

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

CASH RESERVES. The fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. The fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the fund. A description of these policies and procedures is included in the SAI.


--------------------------------------------------------------------------------
S.18

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                                                                            S.19

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.


Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact the RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.

RiverSource Family of Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
1(800) 221-2450

RiverSource Family of Funds information available at: riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-5897

(RIVERSOURCE INVESTMENTS LOGO)                                S-6434-99 R (4/10)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SMALL COMPANY INDEX FUND

PROSPECTUS APRIL 1, 2010


RIVERSOURCE SMALL COMPANY INDEX FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
APPRECIATION.



CLASS            TICKER SYMBOL
-----            -------------
Class A:         ISIAX
Class B:         ISIBX
Class R4:        ISCYX





As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


SUMMARY OF THE FUND......    3P
Investment Objective.....    3p
Fees and Expenses of the
  Fund...................    3p
Principal Investment
  Strategies of the
  Fund...................    4p
Principal Risks of
  Investing in the Fund..    5p
Past Performance.........    6p
Fund Management..........    7p
Buying and Selling
  Shares.................    7p
Tax Information..........    8p
Financial Intermediary
  Compensation...........    8p
MORE INFORMATION ABOUT
  THE FUND...............    9P
Investment Objective.....    9p
Principal Investment
  Strategies of the
  Fund...................    9p
Principal Risks of
  Investing in the Fund..   10p
More about Annual Fund
  Operating Expenses.....   12p
Other Investment
  Strategies and Risks...   13p
Fund Management and
  Compensation...........   15p
FINANCIAL HIGHLIGHTS.....   17P
BUYING AND SELLING
  SHARES.................   S.1
Description of Share
  Classes................   S.2
  Investment
    Options -- Classes of
    Shares...............   S.2
  Sales Charges..........   S.7
  Opening an Account.....  S.16
EXCHANGING OR SELLING
  SHARES.................  S.20
  Exchanges..............  S.23
  Selling Shares.........  S.26
PRICING AND VALUING OF
  FUND SHARES............  S.27
DISTRIBUTIONS AND TAXES..  S.28
GENERAL INFORMATION......  S.32





--------------------------------------------------------------------------------
2P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

RiverSource Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.7 of this prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A  CLASS B  CLASS R4
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)         5.75%     None     None
Maximum deferred sales charge (load)
imposed on redemptions
(as a percentage of offering price at
the time of purchase, or current net
asset value, whichever is less)                1%       5%     None



 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                           CLASS A  CLASS B  CLASS R4
Management fees                              0.36%    0.36%    0.36%
Distribution and/or service (12b-1) fees     0.25%    1.00%    0.00%
Other expenses                               0.47%    0.49%    0.43%
Total annual fund operating expenses         1.08%    1.85%    0.79%
Less: Fee waiver/expense
reimbursement(b)                            (0.35%)  (0.35%)  (0.21%)
Total annual fund operating expenses
after fee waiver/expense
reimbursement(b)                             0.73%    1.50%    0.58%




(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.73% for Class A, 1.50% for Class B and 0.58% for Class R4.




--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  3P

EXAMPLE


The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares
are redeemed)                       $645      $866     $1,105    $1,791
Class B (if shares are
redeemed)                           $653      $848     $1,169    $1,943
Class B (if shares are not
redeemed)                           $153      $548     $  969    $1,943
Class R4 (whether or not shares
are redeemed)                       $ 59      $232     $  419    $  962



PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES OF THE FUND


The Fund is a diversified mutual fund that, under normal market conditions, will invest at least 80% of its net assets in common stocks of companies in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 or the Index). The Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Index, which includes stocks of larger, more established firms. The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap
600. The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P SmallCap 600. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap


--------------------------------------------------------------------------------
4P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

600, it may not own all of the companies in the Index and it may not own all of the companies in the same proportion to their weightings in the Index. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

TRACKING ERROR RISK. The Fund may not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund's performance may be impacted by the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index. The returns from a specific type of security (for example, small-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than other asset classes.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.



DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.



--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  5P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1(800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


           CLASS A AVERAGE ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)




                                   (BAR CHART)


         +10.53%   +5.39%    -15.40%   +37.71%   +21.47%   +6.76%    +14.29%   -0.98%    -31.54%   +25.96%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009






                                 (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +21.19% (quarter ended June 30, 2009).



- Lowest return for a calendar quarter was -25.35% (quarter ended Dec. 31, 2008).



--------------------------------------------------------------------------------
6P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



(FOR PERIODS ENDED DEC. 31, 2009)      1 YEAR   5 YEARS   10 YEARS
RiverSource Small Company Index
Fund:
  Class A -- before taxes             +18.74%    -0.36%    +4.93%
  Class A -- after taxes on
  distributions                       +18.47%    -2.58%    +3.26%
  Class A -- after taxes on
  distributions and redemption of
  fund shares                         +12.18%    -0.45%    +4.00%
  Class B -- before taxes             +19.62%    -0.14%    +4.74%
  Class R4 -- before taxes            +26.12%    +0.97%    +5.73%
S&P SmallCap 600 Index (reflects
no deduction for fees, expenses or
taxes)                                +25.57%    +1.36%    +6.35%
Lipper Small-Cap Core Funds Index
(reflects no deduction for fees or
taxes)                                +34.50%    +1.55%    +5.24%



FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC


PORTFOLIO MANAGER             TITLE                     MANAGED FUND SINCE
-----------------             -----                     ------------------
Dimitris J. Bertsimas,
Ph.D.                         Senior Portfolio Manager  Jan. 2009
Georgios Vetoulis, Ph.D.      Senior Equity Analyst     Jan. 2009



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL
CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                $2,000                 $1,000
Scheduled investment plans                $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL
CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                 $100                   $100
Scheduled investment plans                 $100                   $ 50


EXCHANGING OR SELLING SHARES

Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:

Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041

Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809


--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  7P

BY TELEPHONE OR WIRE TRANSFER: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
8P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

RiverSource Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND


The Fund is a diversified mutual fund that, under normal market conditions, will invest at least 80% of its net assets in common stocks of companies in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 or the Index). The Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Index, which includes stocks of larger, more established firms. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.



The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600, it may not own all of the companies in the Index and it may not own all of the companies in the same proportion to their weightings in the Index. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.



The Fund's investment manager chooses investments by:



- Attempting to replicate the S&P SmallCap 600.


- Purchasing securities based on the timing of cash flows in and out of the Fund.


The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P SmallCap 600. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The specific weights are determined by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth and other quantitative measures. The investment manager may purchase stocks not included in the Index when doing


--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS 9P so would be a cost efficient way of approximating the performance of the S&P SmallCap 600, for example, in anticipation of a stock being added to the Index.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


- The security continues to be included in the S&P SmallCap 600.


- Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).

- A company's market weighting otherwise changes with respect to the Index.

- Timing of cash flows in and out of the Fund requires the investment manager to sell a security.


The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


The investment manager may make frequent securities trades that could result in increased fees, expenses, and taxes.

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


--------------------------------------------------------------------------------
10P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index. In addition, the returns from a specific type of security (for example, small-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than other asset classes in general. These periods may last for several years.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.



DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.



Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.



--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  11P

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.



Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.



Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.



Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.



Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


MORE ABOUT ANNUAL FUND OPERATING EXPENSES


The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in the Summary of the Fund.


Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in the Fund's assets in the current fiscal year.


--------------------------------------------------------------------------------
12P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds"), ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  13P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund" that appears in the Summary of the Fund, they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
14P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.36% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ended July 31, 2009.



--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  15P

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since January 2009.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Georgios Vetoulis, Ph.D., Senior Equity Analyst

- Managed the Fund since January 2009.

- Joined RiverSource Investments in August 2002 as an Equity Analyst.

- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.

- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
16P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after Jan. 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Jan. 31, 2007 has been audited by other auditors.





                                                                     YEAR ENDED JAN. 31,
CLASS A                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.82        $6.19       $8.40      $8.97       $8.21
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02          .03         .04        .01         .01
Net gains (losses) (both realized and
 unrealized)                                         1.09        (2.20)       (.62)       .64        1.44
---------------------------------------------------------------------------------------------------------
Total from investment operations                     1.11        (2.17)       (.58)       .65        1.45
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.05)       (.01)        --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (1.20)      (1.63)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.90        $2.82       $6.19      $8.40       $8.97
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.19%      (36.94%)     (7.64%)     7.55%      18.33%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.08%        1.04%        .93%       .92%        .93%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                         .73%         .74%        .77%       .81%        .92%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .69%         .60%        .46%       .29%        .20%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $329         $281        $587       $835        $884
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  17P

                                                                     YEAR ENDED JAN. 31,
CLASS B                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.27        $5.29       $7.48      $8.17       $7.59
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .00(a)      (.01)       (.02)        --        (.02)
Net gains (losses) (both realized and
 unrealized)                                          .86        (1.85)       (.55)       .53        1.29
---------------------------------------------------------------------------------------------------------
Total from investment operations                      .86        (1.86)       (.57)       .53        1.27
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)         --         --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.00)(a)    (1.16)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.13        $2.27       $5.29      $7.48       $8.17
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.89%      (37.42%)     (8.40%)     6.81%      17.45%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.85%        1.80%       1.69%      1.68%       1.70%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                        1.50%        1.50%       1.53%      1.58%       1.68%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.06%)       (.17%)      (.27%)     (.47%)      (.57%)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $44          $51        $127       $230        $353
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------





See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
18P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS

                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.93        $6.36       $8.59      $9.12       $8.32
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03          .04         .05        .02         .01
Net gains (losses) (both realized and
 unrealized)                                         1.11        (2.26)       (.65)       .67        1.48
---------------------------------------------------------------------------------------------------------
Total from investment operations                     1.14        (2.22)       (.60)       .69        1.49
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.06)       (.01)        --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (1.21)      (1.63)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $4.04        $2.93       $6.36      $8.59       $9.12
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       38.95%      (36.71%)     (7.68%)     7.87%      18.57%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .79%         .83%        .78%       .75%        .76%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                         .58%         .62%        .67%       .64%        .75%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .82%         .73%        .56%       .46%        .36%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $7           $4          $8        $10         $11
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS



(a) Rounds to zero.


(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.


(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. For the year ended Jan. 31, 2008, the ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for Class A, 1.52% for Class B and 0.66% for Class R4.





--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 PROSPECTUS  19P

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See "Fees and Expenses of the Fund" for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------
Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------
Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------
Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------
Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------
Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------
Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------
Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------
Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.2

                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution

--------------------------------------------------------------------------------
S.3
fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.


--------------------------------------------------------------------------------
                                                                             S.4

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:


--------------------------------------------------------------------------------
S.5

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INSTITUTIONAL INVESTORS NOT LISTED ABOVE.

IN ADDITION, FOR CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INVESTORS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.


--------------------------------------------------------------------------------
                                                                             S.6

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




--------------------------------------------------------------------------------
S.7

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and


--------------------------------------------------------------------------------
                                                                             S.8

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.


--------------------------------------------------------------------------------
S.9

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


--------------------------------------------------------------------------------
                                                                            S.10

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
S.11

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND
CORE. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.


--------------------------------------------------------------------------------
                                                                            S.12

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).


--------------------------------------------------------------------------------
S.13

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.


--------------------------------------------------------------------------------
                                                                            S.14

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
S.15

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.



--------------------------------------------------------------------------------
                                                                            S.16

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.17

BY MAIL (CONT.)

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------
BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.18

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.19

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


--------------------------------------------------------------------------------
                                                                            S.20

BY MAIL (CONT.)


                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.


--------------------------------------------------------------------------------
S.21

BY MAIL (CONT.)


                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.22

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.


SHORT-TERM OR EXCESSIVE TRADING


SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES OF THE FUND" IN THE "MORE INFORMATION ABOUT THE FUND" SECTION

--------------------------------------------------------------------------------
S.23

OF THIS PROSPECTUS FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


For all funds other than money market funds:


- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


--------------------------------------------------------------------------------
                                                                            S.24

For money market funds:



- The fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase orders by any investor for any reason, including orders that appear to be associated with market timing activities.


Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


--------------------------------------------------------------------------------
S.25

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the

--------------------------------------------------------------------------------
                                                                            S.26
same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations

--------------------------------------------------------------------------------
S.27
and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the

--------------------------------------------------------------------------------
                                                                            S.28
security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) -- The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.


--------------------------------------------------------------------------------
S.29

The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


--------------------------------------------------------------------------------
                                                                            S.30

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.


--------------------------------------------------------------------------------
S.31

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is generally tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS. Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.


--------------------------------------------------------------------------------
                                                                            S.32

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses of the Fund" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


--------------------------------------------------------------------------------
S.33

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.


--------------------------------------------------------------------------------
                                                                            S.34

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.


--------------------------------------------------------------------------------
S.35

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own

--------------------------------------------------------------------------------
                                                                            S.36
a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


--------------------------------------------------------------------------------
S.37

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                                                                            S.38

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.


Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact the RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.

RiverSource Family of Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
1(800) 221-2450

RiverSource Family of Funds information available at:
riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)


Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.


Investment Company Act File #811-5897

(RIVERSOURCE INVESTMENTS LOGO)                                S-6357-99 W (4/10)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 1, 2010






RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
     Class A: RFRAX     Class B: RSFBX   Class C: RFRCX
     Class I: RFRIX     Class R4: --     Class R5: RFRFX
     Class W: RFRWX
  RiverSource Income Opportunities Fund
     Class A: AIOAX     Class B: AIOBX   Class C: RIOCX
     Class I: AOPIX     Class R4: --     Class R5: --
  RiverSource Inflation Protected Securities Fund
     Class A: APSAX     Class B: APSBX   Class C: RIPCX
     Class I: AIPIX     Class R2: RIPRX  Class R4: --
     Class R5: --       Class W: RIPWX
  RiverSource Limited Duration Bond Fund
     Class A: ALDAX     Class B: ALDBX   Class C: RDCLX
     Class I: ALDIX     Class R4: --     Class W: RLDWX
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
     Class A: ICALX     Class B: ACABX   Class C: RCTCX
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap Equity Fund
     Class A: RDSAX     Class B: --      Class C: RDSCX
     Class I: RDSIX     Class R4: --     Class W: RSDVX
  RiverSource Disciplined Small Cap Value Fund
     Class A: RDVAX     Class I: RCVIX   Class R4: RSDVX
     Class B: --        Class R2: --     Class R5: --
     Class C: RDVCX     Class R3: --
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
     Class A: INBNX     Class B: ININX   Class C: AXBCX
     Class I: RDBIX     Class R2: --     Class R3: RSDBX
     Class R4: IDBYX    Class R5: RSVBX  Class W: RVBWX
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
     Class A: INVPX     Class B: IDQBX   Class C: AESCX
     Class I: AQUIX     Class R2: --     Class R3: --
     Class R4: IESYX    Class R5: --
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and Income Fund
     Class A: RARAX     Class B: --      Class C: RARCX
     Class I: RVAIX     Class R4: --     Class R5: --
     Class W: RACWX
  RiverSource Emerging Markets Bond Fund
     Class A: REBAX     Class B: --      Class C: REBCX
     Class I: RSMIX     Class R4: --     Class W: REMWX
  RiverSource Global Bond Fund
     Class A: IGBFX     Class B: IGLOX   Class C: AGBCX
     Class I: AGBIX     Class R2: --     Class R3: --
     Class R4: RGBRX    Class R5: --     Class W: RGBWX
  Threadneedle Emerging Markets Fund
     Class A: IDEAX     Class B: IEMBX   Class C: RMCEX
     Class I: RSRIX     Class R2: REMRX  Class R4: --
     Class R5: REMFX
  Threadneedle Global Equity Fund
     Class A: IGIGX     Class B: IDGBX   Class C: RGCEX
     Class I: --        Class R2: --     Class R3: --
     Class R4: IDGYX    Class R5: RGERX  Class W: --
  Threadneedle Global Equity Income Fund
     Class A: RTNAX     Class B: --      Class C: RTNEX
     Class I: --        Class R2: RGEOX  Class R3: RGETX
     Class R4: RGEYX    Class R5: RGEFX
  Threadneedle Global Extended Alpha Fund
     Class A: RTAAX     Class I: --      Class R4: REYRX
     Class B: --        Class R2: REAOX  Class R5: REAFX
     Class C: RTACX     Class R3: RTNRX
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government Fund
     Class A: IFINX     Class B: ISHOX   Class C: AXFCX
     Class I: AGMIX     Class R2: RSDRX  Class R4: IDFYX
     Class W: RSDWX
  RiverSource U.S. Government Mortgage Fund
     Class A: AUGAX     Class B: AUGBX   Class C: AUGCX
     Class I: RVGIX     Class R4: RSGYX
RIVERSOURCE GOVERNMENT MONEY MARKET FUND, INC.
     Class A: SCMXX     Class B: SCBXX   Class C: SCCXX
     Class R2: SMRXX    Class R5: SMIXX
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
     Class A: INEAX     Class B: IEIBX   Class C: APECX
     Class I: RSHIX     Class R2: --     Class R3: --
     Class R4: RSHYX    Class R5: RSHRX  Class W: RHYWX
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
     Class A: RBBAX     Class B: RBBBX   Class C: RBBCX
     Class R4: --
  RiverSource Income Builder Enhanced Income Fund
     Class A: RSBAX     Class B: REIVX   Class C: RIECX
     Class R4: --
  RiverSource Income Builder Moderate Income Fund
     Class A: RSMAX     Class B: RSMBX   Class C: RSMCX
     Class R4: --
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
  RiverSource Partners International Select Growth Fund
     Class A: AXGAX     Class B: APIBX   Class C: RIACX
     Class I: AIGGX     Class R2: RISRX  Class R4: --
     Class R5: RISSX
  RiverSource Partners International Select Value Fund
     Class A: APIAX     Class B: AXIBX   Class C: APICX
     Class I: APRIX     Class R4: --
  RiverSource Partners International Small Cap Fund
     Class A: AISCX     Class B: APNBX   Class C: RISLX
     Class I: RPSCX     Class R2: --     Class R4: --
     Class R5: --
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity Fund
     Class A: RDIAX     Class B: RDIBX   Class C: RDICX
     Class I: RSDIX     Class R2: RDIOX  Class R3: RDIEX
     Class R4: RDIRX    Class R5: RDIFX  Class W: RDIWX
  Threadneedle Asia Pacific Fund
     Class R5: TAPRX
  Threadneedle European Equity Fund
     Class A: AXEAX     Class B: AEEBX   Class C: REECX
     Class I: --        Class R4: --
  Threadneedle International Opportunity Fund
     Class A: INIFX     Class B: IWWGX   Class C: ROPCX
     Class I: ATNIX     Class R2: --     Class R3: --
     Class R4: IDIYX    Class R5: --
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
     Class A: INMUX     Class B: IDMBX   Class C: RVBCX
     Class R2: RVBRX    Class R4: IDMYX  Class R5: RVBSX

  RiverSource Disciplined Large Cap Growth Fund
     Class A: RDLAX     Class B: --      Class C: RDLCX
     Class I: RDLIX     Class R2: --     Class R3: --
     Class R4: RDLFX    Class R5: --     Class W: RDLWX
  RiverSource Disciplined Large Cap Value Fund
     Class A: RLCAX     Class B: --      Class C: RDCCX
     Class I: --        Class R2: RLCOX  Class R3: RLCTX
     Class R4: RLCYX    Class R5: RLCRX  Class W: RLCWX
  RiverSource Diversified Equity Income Fund
     Class A: INDZX     Class B: IDEBX   Class C: ADECX
     Class I: ADIIX     Class R2: RDEIX  Class R3: RDERX
     Class R4: IDQYX    Class R5: RSEDX  Class W: --
  RiverSource Mid Cap Value Fund
     Class A: AMVAX     Class B: AMVBX   Class C: AMVCX
     Class I: RMCIX     Class R2: RMVTX  Class R3: RMCRX
     Class R4: RMCVX    Class R5: RSCMX  Class W: --
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
     Class A: AQEAX     Class B: AQEBX   Class C: RDCEX
     Class I: ALEIX     Class R2: --     Class R3: RSDEX
     Class R4: RQEYX    Class R5: RSIPX  Class W: RDEWX
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Fundamental Value Fund
     Class A: AFVAX     Class B: AFVBX   Class C: AFVCX
     Class I: AFVIX     Class R4: --
  RiverSource Partners Small Cap Value Fund
     Class A: ASVAX     Class B: ASVBX   Class C: APVCX
     Class I: --        Class R2: RSVTX  Class R3: RSVRX
     Class R4: RSGLX    Class R5: RSCVX
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive Fund
     Class A: AXBAX     Class B: AXPBX   Class C: RBGCX
     Class R4: --
  RiverSource Portfolio Builder Conservative Fund
     Class A: ABDAX     Class B: ABBDX   Class C: RPCCX
     Class R4: --
  RiverSource Portfolio Builder Moderate Aggressive Fund
     Class A: AXMAX     Class B: ABMBX   Class C: AGECX
     Class R4: --
  RiverSource Portfolio Builder Moderate Conservative Fund
     Class A: AUCAX     Class B: AMDBX   Class C: RBMCX
     Class R4: --
  RiverSource Portfolio Builder Moderate Fund
     Class A: ABUAX     Class B: AURBX   Class C: AMTCX
     Class R4: --
  RiverSource Portfolio Builder Total Equity Fund
     Class A: AXTAX     Class B: AXTBX   Class C: RBTCX
     Class R4: --
  RiverSource S&P 500 Index Fund
     Class D: ADIDX     Class E: ADIEX
  RiverSource Small Company Index Fund
     Class A: ISIAX     Class B: ISIBX   Class R4: ISCYX
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
     Class A: IDSXX     Class B: ACBXX   Class C: RCCXX
     Class I: RCIXX     Class R2: RVRXX  Class R5: --
     Class W: RCWXX     Class Y: IDYXX   Class Z: --
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
     Class A: INUTX     Class B: IUTBX   Class C: ACUIX
     Class I: RSOIX     Class R2: RSOOX  Class R3: RSOTX
     Class R4: RSORX    Class R5: RSDFX  Class W: --
  RiverSource Real Estate Fund
     Class A: ARLAX     Class B: AESBX   Class C: RRECX
     Class I: AESIX     Class R4: --     Class W: RREWX
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
     Class A: INPMX     Class B: INPBX   Class C: RPMCX
     Class I: --        Class R4: AEVYX
RIVERSOURCE SERIES TRUST
  RiverSource 120/20 Contrarian Equity Fund
     Class A: RCEAX     Class B: RZZBX   Class C: RECCX
     Class I: --        Class R5: RCERX
  RiverSource Recovery and Infrastructure Fund
     Class A: RRIAX     Class B: RRIBX   Class C: RRICX
     Class I: RRIIX     Class R2: RRIRX  Class R3: RRISX
     Class R4: RRIYX    Class R5: RRIZX
  RiverSource Retirement Plus 2010 Fund
     Class A: --        Class R2: --     Class R3: RSRPX
     Class R4: RSERX    Class R5: RSPRX  Class Y: RSSPX
  RiverSource Retirement Plus 2015 Fund
     Class A: --        Class R2: --     Class R3: RSRTX
     Class R4: RSEMX    Class R5: RSCUX  Class Y: RSFNX
  RiverSource Retirement Plus 2020 Fund
     Class A: --        Class R2: --     Class R3: RSEPX
     Class R4: RSMTX    Class R5: RSUCX  Class Y: RSNFX
  RiverSource Retirement Plus 2025 Fund
     Class A: --        Class R2: --     Class R3: RSMPX
     Class R4: RSPLX    Class R5: RSURX  Class Y: RSMEX
  RiverSource Retirement Plus 2030 Fund
     Class A: --        Class R2: --     Class R3: RSRNX
     Class R4: RSELX    Class R5: RSEEX  Class Y: RPTYX
  RiverSource Retirement Plus 2035 Fund
     Class A: --        Class R2: --     Class R3: RSRRX
     Class R4: RSMNX    Class R5: RSUSX  Class Y: RPOYX
  RiverSource Retirement Plus 2040 Fund
     Class A: --        Class R2: --     Class R3: RSRCX
     Class R4: RSMMX    Class R5: RSPUX  Class Y: RPFYX
  RiverSource Retirement Plus 2045 Fund
     Class A: --        Class R2: --     Class R3: RSRUX
     Class R4: RSNNX    Class R5: RSUPX  Class Y: RRPYX
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
     Class A: IMNTX     Class B: IDSMX   Class C: RMTCX
  RiverSource New York Tax-Exempt Fund
     Class A: INYKX     Class B: --      Class C: RNTCX
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
     Class A: IMRFX     Class B: IMRBX   Class C: RSSCX
     Class I: --        Class R2: --     Class R3: RSACX
     Class R4: IDRYX    Class R5: RSALX
  RiverSource Strategic Income Allocation Fund
     Class A: RSGAX     Class B: RIABX   Class C: RAICX
     Class R2: RSDOX    Class R3: RSARX  Class R4: RSTRX
     Class R5: RSFRX
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
     Class A: IEVAX     Class B: INEGX   Class C: REVCX
     Class I: --        Class R2: REVRX  Class R3: RSEVX
     Class R4: AEVYX    Class R5: RSEYX  Class W: --
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
     Class A: INHYX     Class B: IHYBX   Class C: AHECX
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
     Class A: INFAX     Class B: INFBX   Class C: RTICX




Statement of Additional Information - April 1, 2010

  RiverSource Tax-Exempt Bond Fund
     Class A: INTAX     Class B: ITEBX   Class C: RTCEX
SELIGMAN CAPITAL FUND, INC.
     Class A: SCFIX     Class B: SLCBX   Class C: SCLCX
     Class I: --        Class R2: SCFRX  Class R3: SCLRX
     Class R4: SCISX    Class R5: SCLIX
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
     Class A: SLMCX     Class B: SLMBX   Class C: SCICX
     Class I: --        Class R2: SCIRX  Class R3: SCIOX
     Class R4: SCIFX    Class R5: SCMIX
SELIGMAN FRONTIER FUND, INC.
     Class A: SLFRX     Class B: SLFBX   Class C: SLFCX
     Class I: --        Class R2: SFFRX  Class R3: SFFSX
     Class R4: SFFTX    Class R5: SFFIX
SELIGMAN GLOBAL FUND SERIES, INC.
  Seligman Global Technology Fund
     Class A: SHGTX     Class B: SHTBX   Class C: SHTCX
     Class I: --        Class R2: SGTRX  Class R3: SGTFX
     Class R4: SGTSX    Class R5: SGTTX
SELIGMAN GROWTH FUND, INC.
     Class A: SGRFX     Class B: SGBTX   Class C: SGRCX
     Class I: --        Class R2: SGRFX  Class R3: SGRRX
     Class R4: SGRSX    Class R5: SGFIX
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
  RiverSource LaSalle Global Real Estate Fund
     Class A: SLDAX     Class B: SLDBX   Class C: SLDCX
     Class I: --        Class R2: SLDRX  Class R3: SLSRX
     Class R4: SLDTX    Class R5: SLDIX
  RiverSource LaSalle Monthly Dividend Real Estate Fund
     Class A: SREAX     Class B: SREBX   Class C: SRECX
     Class I: --        Class R2: SRERX  Class R3: SLREX
     Class R4: SLRCX    Class R5: SREIX
SELIGMAN MUNICIPAL FUND SERIES, INC.
  Seligman Minnesota Municipal Class
     Class A: SMNNX     Class C: SMNCX
  Seligman National Municipal Class
     Class A: SNXEX     Class C: SNACX
  Seligman New York Municipal Class
     Class A: SNYTX     Class C: SNYCX
SELIGMAN MUNICIPAL SERIES TRUST
  Seligman California Municipal High Yield Series
     Class A: SCHYX     Class C: SCHCX
  Seligman California Municipal Quality Series
     Class A: SCTQX     Class C: SCQCX
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
  Seligman TargETFund 2015
     Class A: STJAX     Class B: --      Class C: STJCX
     Class R2: STJRX    Class R5: STJIX
  Seligman TargETFund 2025
     Class A: STKAX     Class B: --      Class C: STKCX
     Class R2: STKRX    Class R5: STKIX
  Seligman TargETFund 2035
     Class A: STZAX     Class B: --      Class C: STZCX
     Class R2: STZRX    Class R5: STZIX
  Seligman TargETFund 2045
     Class A: STQAX     Class B: --      Class C: STQCX
     Class R2: STQRX    Class R5: STQIX
  Seligman TargETFund Core
     Class A: SHVAX     Class B: --      Class C: SHVCX
     Class R2: SHVRX    Class R5: SHVIX
SELIGMAN VALUE FUND SERIES, INC.
  Seligman Large-Cap Value Fund
     Class A: SLVAX     Class B: SLVBX   Class C: SLVCX
     Class I: --        Class R2: SLVRX  Class R3: SLVSX
     Class R4: SLVTX    Class R5: SLVIX
  Seligman Smaller-Cap Value Fund
     Class A: SSCVX     Class B: SSCBX   Class C: SVMCX
     Class I: --        Class R2: SSVRX  Class R3: SCVRX
     Class R4: SSLRX    Class R5: SSVIX


This is the Statement of Additional Information ("SAI") for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the RiverSource Family of Funds, which includes RiverSource funds, Seligman funds and Threadneedle funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call 1(800) 221-2450 or visit riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following pages.



Statement of Additional Information - April 1, 2010

TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies..............................    p. 5
Investment Strategies and Types of Investments..................................   p. 13
Information Regarding Risks and Investment Strategies...........................   p. 15
Securities Transactions.........................................................   p. 43
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 57
Valuing Fund Shares.............................................................   p. 62
Portfolio Holdings Disclosure...................................................   p. 74
Proxy Voting....................................................................   p. 76
Investing in a Fund.............................................................   p. 78
Selling Shares..................................................................   p. 84
Pay-out Plans...................................................................   p. 85
Capital Loss Carryover..........................................................   p. 85
Taxes...........................................................................   p. 88
Service Providers...............................................................   p. 94
  Investment Management Services................................................   p. 94
  Administrative Services.......................................................  p. 144
  Transfer Agency Services......................................................  p. 149
  Plan Administration Services..................................................  p. 149
  Distribution Services.........................................................  p. 150
  Plan and Agreement of Distribution............................................  p. 153
  Payments to Financial Intermediaries..........................................  p. 159
  Custodian Services............................................................  p. 161
  Board Services Corporation....................................................  p. 162
Organizational Information......................................................  p. 162
Board Members and Officers......................................................  p. 168
Control Persons and Principal Holders of Securities.............................  p. 185
Information Regarding Pending and Settled Legal Proceedings.....................  p. 207
Independent Registered Public Accounting Firm...................................  p. 208
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1
Appendix D: Class A -- Calculation of the Sales Charge..........................  p. D-1






Statement of Additional Information - April 1, 2010                       Page 1

LIST OF TABLES


1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 3
2.     Fundamental Policies.......................................................    p. 5
3.     Investment Strategies and Types of Investments.............................   p. 13
4.     Total Brokerage Commissions................................................   p. 45
5.     Brokerage Directed for Research, and Turnover Rates........................   p. 48
6.     Securities of Regular Brokers or Dealers...................................   p. 51
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 57
8.     Valuing Fund Shares........................................................   p. 62
9.     Class A Initial Sales Charge...............................................   p. 78
10.    Public Offering Price......................................................   p. 79
11.    Capital Loss Carryover.....................................................   p. 85
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 90
13.    Investment Management Services Agreement Fee Schedule......................   p. 94
14.    PIA Indexes................................................................  p. 103
15A.   Performance Incentive Adjustment Calculation...............................  p. 104
15B.   Performance Incentive Adjustment Calculation...............................  p. 106
16.    Management Fees and Nonadvisory Expenses...................................  p. 107
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................  p. 111
18.    Subadvisory Fees...........................................................  p. 113
19.    Portfolio Managers.........................................................  p. 114
20.    Administrative Services Agreement Fee Schedule.............................  p. 144
21.    Administrative Fees........................................................  p. 146
22.    Sales Charges Paid to Distributor..........................................  p. 150
23.    12b-1 Fees.................................................................  p. 155
24.    Unreimbursed Distribution Expenses.........................................  p. 158
25.    RiverSource Family of Funds History Table..................................  p. 163
26.    Board Members..............................................................  p. 168
27.    Fund Officers..............................................................  p. 169
28.    Committee Meetings.........................................................  p. 172
29.    Board Member Holdings......................................................  p. 173
30.    Board Member Compensation -- All Funds.....................................  p. 178
31.    Board Member Compensation -- Individual Funds..............................  p. 179
32.    Control Persons and Principal Holders of Securities........................  p. 185






Statement of Additional Information - April 1, 2010                       Page 2

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity          April 30          June 29, 2009     Equity
---------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income                                      October 31        Dec. 30, 2009     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

RiverSource Balanced                          September 30      Nov. 27, 2009     Balanced
---------------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt             August 31         Oct. 30, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                   July 31           Sept. 29, 2009    Taxable money market
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Equity                July 31           Sept. 29, 2009    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity  October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Growth      September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value       September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap
  Equity                                      July 31           Sept. 29, 2009    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value       July 31           Sept. 29, 2009    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Diversified Bond                  August 31         Oct. 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity Income         September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Dividend Opportunity              June 30           Aug. 28, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond             October 31        Dec. 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Equity Value                      March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Floating Rate                     July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Global Bond                       October 31        Dec. 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Government Money Market           December 31       March 1, 2010     Taxable Money Market
---------------------------------------------------------------------------------------------------------------

RiverSource High Yield Bond                   May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Basic Income       January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income    January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income    January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Opportunities              July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities    July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt           November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate        December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real
  Estate                                      December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Limited Duration Bond             July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Growth                    November 30       Jan. 22, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Value                     September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt              August 31         Oct. 30, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt               August 31         Oct. 30, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental Value        May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Select
  Growth                                      October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Select
  Value                                       October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap  October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap Value          May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive      January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Conservative    January 31        April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate        January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Aggressive                                  January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Conservative                                January 31        April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity    January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and Mining        March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Real Estate                       June 30           Aug. 28, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Recovery and Infrastructure       April 30          June 29, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2010              April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2015              April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2020              April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2025              April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2030              April 30          June 29, 2009     Fund-of-funds - equity

---------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                       Page 3

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035              April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2040              April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2045              April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                     January 31        April 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government    May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Small Company Index               January 31        April 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Strategic Allocation              September 30      Nov. 27, 2009     Balanced
---------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation       September 30      Nov. 27, 2009     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                   November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income            November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage          May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield      September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Seligman California Municipal Quality         September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman Capital                              December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Seligman Communications and Information       December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Seligman Frontier                             October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------
Seligman Global Technology                    October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Seligman Growth                               December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value                      December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                  September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman National Municipal                   September 30      Nov. 27, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                   September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value                    December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific                     October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                 October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                  October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                    October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income Fund        October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha Fund       October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity        October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------





    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.



Statement of Additional Information - April 1, 2010                       Page 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. Please see "Investment Strategies and Types of Investments" for more information regarding your fund's investment strategies. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES


                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B4          C1        D1          E8         --         G1         H1       I1        J1        --
  120/20
  Contrarian
  Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          E7         --         G1         H1       I1        J1        --
  Absolute
  Return
  Currency and
  Income
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Balanced
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  California
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A2        A2          C1        D1          --         --         G1         H1       I1        J1        K1
  Cash
  Management
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  International
  Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Large Cap
  Growth
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Disciplined
  Large Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Small and Mid
  Cap Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Small Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Diversified
  Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Diversified
  Equity Income
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         --         G1         H1       I1        J1        --
  Dividend
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          --        --          E5         --         G1         H1       I1        J1        --
  Emerging
  Markets Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Equity Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E6         --         G1         H1       I1        J1        --
  Floating Rate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        --          E1         --         G1         H1       I1        J1        --
  Global Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A6        --          C4        C4         E11         --         G3         H5       J3        J3        G3
  Government
  Money Market
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  High Yield
  Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Income
  Builder Basic
  Income*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Income
  Builder
  Enhanced
  Income*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Income
  Builder
  Moderate
  Income*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Income
  Opportunities
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          E1         --         G1         H1       I1        J1        --
  Inflation
  Protected
  Securities
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F3(a)      G1         H1       I1        J1        --
  Intermediate
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A7        B6          --        --         E12         --         G2         H4       J2        J2        K3
  LaSalle
  Global Real
  Estate
----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                       Page 5

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A7        B6          --        --         E12         --         G2         H4       J2        J2        K3
  LaSalle
  Monthly
  Dividend Real
  Estate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Limited
  Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid    A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid    A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Cap Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  Minnesota
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource New    A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  York Tax-
  Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  Fundamental
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Select Growth
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Select Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Small Cap
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          --        --          E1         --         G1         H1       I1        J1        --
  Partners
  Small Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Conservative*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate
  Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate
  Conservative*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder Total
  Equity*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1(b)       --        --          E3         --         G1         H1       I1        J1        --
  Precious
  Metals and
  Mining
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         --         G1         H1       I1        J1        --
  Real Estate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          --        --          E1         --         G1         H1       I1        J1        --
  Recovery and
  Infrastruc-
  ture
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2010*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2015*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2020*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2025*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2030*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2035*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2040*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2045*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P    A1        B1          --        --          E4         --         G1         H1       I1        J1        --
  500 Index
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Short
  Duration U.S.
  Government
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Small Company
  Index
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Strategic
  Allocation
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Strategic
  Income
  Allocation
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F3(c)      G1         H1       I1        J1        --
  Tax-Exempt
  Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F2         G1         H1       I1        J1        --
  Tax-Exempt
  High Income
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  U.S.
  Government
  Mortgage
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B5(d)       D2        D2          E9         F4         G1         H2       I2        --        K2(e)
  California
  Municipal
  High-Yield
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B5(d)       D2        D2          E9         F4         G1         H2       I2        --        K2(e)
  California
  Municipal
  Quality
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Capital
----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                       Page 6

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E13         --         G2         H4       J2        J2        K3
  Communica-
  tions and
  Information
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Frontier
----------------------------------------------------------------------------------------------------------------------------------
Seligman Global    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Technology
----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Cap Value
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  Minnesota
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  National
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman New       A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  York
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Smaller-Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2015*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2025*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2035*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2045*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  Core*
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Asia Pacific
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Emerging
  Markets
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          --        --          E1         --         G1         H1       I1        J1        --
  European
  Equity
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Global Equity
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Global Equity
  Income
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Global
  Extended
  Alpha
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  International
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------




    * The fund-of-funds invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund-of-funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (a) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
  (b) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
  (c) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.
  (d) The policy includes futures contracts.
  (e) A fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.




   A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.



   A3 - The fund will not purchase or hold any real estate, except that a fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.



   A4 - The fund will not purchase or hold any real estate, including limited partnership interests on real property, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.



   A5 - The fund will not purchase or hold any real estate, except a fund may invest (through investments in Underlying exchange-traded funds) in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.




Statement of Additional Information - April 1, 2010                       Page 7

   A6 - The fund will not buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate.



   A7 - The fund will not purchase or hold any real estate, except that the fund may (A) invest in (i) securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or (ii) securities of issuers that deal in real estate or are engaged in the real estate business, including but not limited to real estate investment trusts (and, in the case of LaSalle Global Real Estate, Global Real Estate Companies, as defined in the fund's prospectus), and (B) hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of a fund's ownership of such securities.


B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.




   B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.



   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.



   B4 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.



   B5 -   The fund will not purchase or sell commodities or commodity contracts.



   B6 - The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.


C. BUY MORE THAN 10% OF AN ISSUER
   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

   C2 - The fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

   C3 - The fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

   C4 - The fund will not invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the US Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than US Government agencies or instrumentalities.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.



Statement of Additional Information - April 1, 2010                       Page 8

   D2 - The fund will not, as to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities).

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

   E9 - The fund will not invest more than 25% of total assets, at market value, in any one industry; except that municipal securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

   E10 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (which, for Seligman TargETFunds, may include mortgage related securities).

   E11 - The fund will not invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies.

   E12 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the fund intends to concentrate) and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.



Statement of Additional Information - April 1, 2010                       Page 9

   E13 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

   F4 - The fund will not, under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from regular federal income tax and (except for Seligman National Municipal) regular, personal income tax of its designated state, and temporary investments in taxable securities will be limited to 20% of the value of the fund's net assets.

G. ACT AS AN UNDERWRITER
   G1 - The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

   G2 - The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 (the 1933 Act) in disposing of a portfolio security or in connection with investments in other investment companies.

   G3 - The fund will not underwrite the securities of other issuers; make "short" sales of securities, or purchase securities on "margin"; write or purchase put or call options.

H. LENDING
   H1 - The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For RiverSource funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

   H2 - The fund will not make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

   H3 - The fund will not make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. The fund does not have a present intention of entering into repurchase agreements.

   H4 - The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

   H5 - The fund will not make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans.

I. BORROWING
   I1 - The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For RiverSource funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.



Statement of Additional Information - April 1, 2010                      Page 10

   I2 - The fund will not borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The fund will not purchase additional portfolio securities if the fund has outstanding borrowings in excess of 5% of the value of its total assets.

J. ISSUE SENIOR SECURITIES
   J1 - The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

   J2 - The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

   J3 - The fund will not issue senior securities or borrow money, except from banks for temporary purposes in an amount not exceeding 5% of the value of its total assets.

K. BUY ON MARGIN/SELL SHORT
   K1 - The fund will not buy on margin or sell short or deal in options to buy or sell securities.




   K2 - The fund will not write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers.



   K3 - The fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.


IN ADDITION TO THE POLICIES DESCRIBED ABOVE AND ANY FUNDAMENTAL POLICY DESCRIBED IN THE PROSPECTUS:

FOR RIVERSOURCE CASH MANAGEMENT, THE FUND WILL NOT:

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

FOR RIVERSOURCE GOVERNMENT MONEY MARKET, THE FUND WILL NOT:

    - Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure permissible borrowings.

    - Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded.

    - Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements.

    - Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund or of the fund's investment manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities.

    - Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the fund's obligations under its deferred compensation plan for directors.

FOR RIVERSOURCE LASALLE GLOBAL REAL ESTATE AND RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE, THE FUND WILL NOT:

    - Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund's investment manager or subadviser, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

FOR SELIGMAN CALIFORNIA MUNICIPAL HIGH YIELD, SELIGMAN CALIFORNIA MUNICIPAL QUALITY, SELIGMAN MINNESOTA MUNICIPAL, SELIGMAN NATIONAL MUNICIPAL AND SELIGMAN NEW YORK MUNICIPAL, THE FUND WILL NOT:

    - Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or for the purpose of hedging a fund's obligations under its deferred compensation plan for directors/trustees.



Statement of Additional Information - April 1, 2010                      Page 11

    - Purchase or hold the securities of any issuer, if to its knowledge, directors/trustees or officers of a fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

    - Mortgage or pledge any of its assets, except to secure permitted borrowings noted above.

FOR SELIGMAN CAPITAL AND SELIGMAN GROWTH, THE FUND WILL NOT:

    - Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker.

FOR SELIGMAN CAPITAL, SELIGMAN COMMUNICATIONS AND INFORMATION, SELIGMAN FRONTIER, SELIGMAN GLOBAL TECHNOLOGY, SELIGMAN GROWTH, SELIGMAN LARGE-CAP VALUE AND SELIGMAN SMALLER-CAP VALUE, THE FUND WILL NOT:

    - Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund's investment manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

    - Enter into repurchase agreements of more than one week's duration if more than 10% of the fund's net assets would be so invested.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:


FOR RIVERSOURCE 120/20 CONTRARIAN EQUITY, RIVERSOURCE BALANCED, RIVERSOURCE DISCIPLINED EQUITY, RIVERSOURCE DISCIPLINED LARGE CAP GROWTH, RIVERSOURCE DISCIPLINED LARGE CAP VALUE, RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY, RIVERSOURCE DISCIPLINED SMALL CAP VALUE, RIVERSOURCE DIVERSIFIED BOND, RIVERSOURCE DIVERSIFIED EQUITY INCOME, RIVERSOURCE DIVIDEND OPPORTUNITY, RIVERSOURCE EQUITY VALUE, RIVERSOURCE FLOATING RATE, RIVERSOURCE HIGH YIELD BOND, RIVERSOURCE INCOME OPPORTUNITIES, RIVERSOURCE INFLATION PROTECTED SECURITIES, RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE, RIVERSOURCE LIMITED DURATION BOND, RIVERSOURCE MID CAP GROWTH, RIVERSOURCE MID CAP VALUE, RIVERSOURCE PARTNERS FUNDAMENTAL VALUE, RIVERSOURCE PARTNERS SMALL CAP VALUE, RIVERSOURCE REAL ESTATE, RIVERSOURCE RECOVERY AND INFRASTRUCTURE, SELIGMAN CAPITAL, SELIGMAN COMMUNICATIONS AND INFORMATION, SELIGMAN FRONTIER, SELIGMAN GROWTH, SELIGMAN LARGE-CAP VALUE AND SELIGMAN SMALLER-CAP VALUE:

    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR RIVERSOURCE PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR RIVERSOURCE SHORT DURATION U.S. GOVERNMENT AND RIVERSOURCE U.S. GOVERNMENT
MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR RIVERSOURCE STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - April 1, 2010                      Page 12

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS



                                                               FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT      STATE
                                                                  EQUITY AND      FIXED    MONEY      FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                          BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Agency and government securities                 o        o            o            o        o          o            o
-

Borrowing                                        o        o            o            o        o          o            o
-

Cash/money market instruments                    o        o            o            o        o          o            o
-

Collateralized bond obligations                  o       o A           o            o        --         o            o
-

Commercial paper                                 o        o            o            o        o          o            o
-

Common stock                                     o        o            o           o B       --        --           --
-

Convertible securities                           o        o            o           o C       --         o            o
-

Corporate bonds                                  o        o            o            o        D          o            o
-

Debt obligations                                 o        o            o            o        o          o            o
-

Depositary receipts                              o        o            o            o        --        --           --
-

Derivative instruments
(including options and futures)                  o        o            o            o        --         o            o
-

Exchange-traded funds                            o        o            o            o        --         o            o
-

Floating rate loans                              o       --            o            o        --        --           --
-

Foreign currency transactions                    o        o            o            o        --         o           --
-

Foreign securities                               o        o            o            o        o          o            o
-

Funding agreements                               o        o            o            o        o          o            o
-

High yield debt securities (junk bonds)          o        o            o            o        --         o           o J
-

Illiquid and restricted securities               o        o            o            o        o          o            o
-

Indexed securities                               o        o            o            o        --         o            o
-

Inflation protected securities                   o        o            o            o        --         o            o
-

Initial Public Offerings (IPOs)                  o        o            o            o        o          o            o
-

Inverse floaters                                 o        E            o            o        --         o            o
-

Investment companies                             o        o            o            o        o          o            o
-

Lending of portfolio securities                  o        o            o            o        o          o            o
-

Loan participations                              o        o            o            o        --         o            o
-

Mortgage- and asset-backed securities            o       o F           o            o        o          o            o
-

Mortgage dollar rolls                            o        G            o            o        --         o            o
-




Statement of Additional Information - April 1, 2010                      Page 13

                                                               FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT      STATE
                                                                  EQUITY AND      FIXED    MONEY      FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                          BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Municipal obligations                            o        o            o            o        --         o            o
-

Pay-in-kind securities                           o        o            o            o        --         o            o
-

Preferred stock                                  o        o            o           o H       --        o H          --
-

Real estate investment trusts                    o        o            o            o        --         o            o
-

Repurchase agreements                            o        o            o            o        o          o            o
-

Reverse repurchase agreements                    o        o            o            o        o          o            o
-

Short sales                                      I        I            o            I        --         I            I
-

Sovereign debt                                   o        o            o            o        o          o            o
-

Structured investments                           o        o            o            o        --         o            o
-

Swap agreements                                  o        o            o            o        --         o            o
-

Variable- or floating-rate securities            o        o            o            o        o          o            o
-

Warrants                                         o        o            o            o        --         o           --
-

When-issued securities and forward
commitments                                      o        o            o            o        --         o            o
-

Zero-coupon and step-coupon securities           o        o            o            o        o          o            o
-





A. The following funds are not authorized to invest in collateralized bond obligations: RiverSource Partners International Select Growth, RiverSource Partners International Select Value, RiverSource Partners International Small Cap, RiverSource Partners Select Value, RiverSource Partners Small Cap Equity, RiverSource Partners Small Cap Growth and RiverSource Partners Small Cap Value.

B.    The following funds are not authorized to invest in common stock:
      RiverSource Short Duration U.S. Government, RiverSource U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: RiverSource Short Duration U.S. Government, RiverSource U.S. Government Mortgage.

D. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

E.    The following fund is authorized to invest in inverse floaters:
      RiverSource Real Estate.

F. The following funds are not authorized to invest in mortgage- and asset-backed securities: RiverSource Partners Small Cap Growth, RiverSource S&P 500 Index and RiverSource Small Company Index.

G.    The following funds are authorized to invest in mortgage dollar rolls:
      RiverSource Real Estate.

H.    The following funds are not authorized to invest in preferred stock:
      RiverSource Tax-Exempt High Income, RiverSource Intermediate Tax-Exempt, RiverSource Tax-Exempt Bond, RiverSource Short Duration U.S. Government, RiverSource U.S. Government Mortgage.

I. Except for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal and Seligman New York Municipal, which are prohibited from selling short, the funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

J. The following funds are not authorized to invest in high yield debt securities: Seligman California Municipal Quality, Seligman Minnesota, Seligman National and Seligman New York.



Statement of Additional Information - April 1, 2010                      Page 14

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objectives. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.


ASIAN PACIFIC REGION RISK. Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar, and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country. As a result, many of the risks detailed above under "Risks of Foreign Investing" may be more pronounced due to concentration of the Fund's investments in the Asian Pacific Region.


BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund's concentration, the fund's overall value may decline to a greater degree than if the fund held a less concentrated portfolio.




Statement of Additional Information - April 1, 2010                      Page 15

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to its principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.


Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.




Statement of Additional Information - April 1, 2010                      Page 16

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.



EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.


FOCUSED PORTFOLIO RISK. The fund expects to invest in a limited number of companies. Accordingly, the fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the fund's net asset value. To the extent the Fund invests its assets in fewer securities, the fund is subject to greater risk of loss if any of those securities declines in price.


FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

FOREIGN/EMERGING MARKETS RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in


Statement of Additional Information - April 1, 2010                      Page 17
foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic changes, adverse conditions to an industry significant to the area and other developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities and because the state-specific funds may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. These investments may cause the value of a fund's shares to change more than the values of other funds' shares that invest in more diversified investments. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. The yields on the securities in which the fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

More information about state specific risks may be available from official state resources.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.



Statement of Additional Information - April 1, 2010                      Page 18

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INFRASTRUCTURE-RELATED COMPANIES RISK. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.


INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk



ISSUER RISK. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated


Statement of Additional Information - April 1, 2010                      Page 19
unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.


MUNICIPAL SECURITIES RISK. The value of a municipal security may be affected by legislative or administrative actions as well as by the economics of the region where the issuer of the municipal security is located. For example, a significant restructuring of federal income tax rates could cause municipal security prices to fall. Lower income tax rates could reduce the advantage of owning municipal securities.



NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


PORTFOLIO TRADING AND TURNOVER RISKS. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as "portfolio turnover." The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund's portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund's performance.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REAL ESTATE INDUSTRY RISK. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks


Statement of Additional Information - April 1, 2010                      Page 20
similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


RETIREMENT GOAL RISK. For Retirement Plus Funds, the investor may have different needs than the quantitative model anticipates.


SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


SHORT SELLING RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.


SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The fund currently intends to take positions in forward currency contracts with notional value up to the fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the fund's Board of Directors may authorize a significant change in investment strategy or fund liquidation.

TECHNOLOGY AND TECHNOLOGY-RELATED INVESTMENT RISKS. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager


Statement of Additional Information - April 1, 2010                      Page 21
purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation(*) (FHLMC), Federal National Mortgage Association(*) (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may


Statement of Additional Information - April 1, 2010                      Page 22
use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource Family of Funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since


Statement of Additional Information - April 1, 2010                      Page 23
they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a


Statement of Additional Information - April 1, 2010                      Page 24
result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.


Statement of Additional Information - April 1, 2010                      Page 25

Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for


Statement of Additional Information - April 1, 2010                      Page 26
hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The funds' ability to redeem


Statement of Additional Information - April 1, 2010                      Page 27
redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Seligman TargETFunds) in excess of these limits. The Seligman TargETFunds' ability to invest in ETFs will be severely constrained unless ETFs have received such an order from the SEC, and the ETF and the Seligman TargETFunds take appropriate steps to comply with the relevant terms and conditions of such orders.

The Seligman TargETFunds will invest in an ETF only if the SEC has issued an exemptive order to the ETF which permits investment companies, including the Seligman TargETFFunds, to invest in ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Seligman TargETFunds may seek to qualify to invest in such other ETFs in excess of the 1940 Act limitations. Each Seligman TargETFund may invest greater than 25% of its assets in any one ETF, although no Seligman TargETFFund intends to invest greater than 40% of its assets in any one ETF.

To the extent the 1940 Act limitations apply to an ETF, such limitations may prevent Seligman TargETFund from allocating its investments in the manner that the investment manager considers optimal, or cause the investment manager to select a similar index or sector-based mutual fund or other investment company (each, an "Other Investment Company"), or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Seligman TargETFunds may also invest in Other Investment Companies or Stock Baskets when the investment manager believes they represent more attractive opportunities than similar ETFs held in the portfolio.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of


Statement of Additional Information - April 1, 2010                      Page 28
the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.



Statement of Additional Information - April 1, 2010                      Page 29

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines,



Statement of Additional Information - April 1, 2010                      Page 30
additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections


Statement of Additional Information - April 1, 2010                      Page 31
afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable


Statement of Additional Information - April 1, 2010                      Page 32
to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading


Statement of Additional Information - April 1, 2010                      Page 33
market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.



Statement of Additional Information - April 1, 2010                      Page 34

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest


Statement of Additional Information - April 1, 2010                      Page 35
earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often


Statement of Additional Information - April 1, 2010                      Page 36
referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)



Statement of Additional Information - April 1, 2010                      Page 37

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.



Statement of Additional Information - April 1, 2010                      Page 38

SHORT SALES
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either


Statement of Additional Information - April 1, 2010                      Page 39
subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.



Statement of Additional Information - April 1, 2010                      Page 40

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.



Statement of Additional Information - April 1, 2010                      Page 41

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those


Statement of Additional Information - April 1, 2010                      Page 42
activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's


Statement of Additional Information - April 1, 2010                      Page 43
or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - April 1, 2010                      Page 44

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS



                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2010          2009          2008
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                   $         0   $         0   $         0(a)
-----------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income                          0             0             0(a)
-----------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income                          0             0             0(a)
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                            0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative                          0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                              0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive                   0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative                 0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity                          0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                                      97,970        16,486        40,706
-----------------------------------------------------------------------------------------------------
RiverSource Small Company Index                               517,354       123,243       108,360
-----------------------------------------------------------------------------------------------------

                                                              2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
RiverSource Equity Value                                      525,309       591,525       773,828
-----------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                      1,067,960       960,159       494,184
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                           38,789        38,557(b)        N/A
-----------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                       128,097(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                                    0             0             0(d)
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                                         0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                        298,507       292,900       217,139
-----------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                        1,484,768     1,179,158     1,422,160
-----------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                     35,642        43,210        42,504
-----------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                           14,329        17,640        10,386
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                              673,569       412,022       576,524
-----------------------------------------------------------------------------------------------------
RiverSource Real Estate                                       205,118       173,705       187,309
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
RiverSource Cash Management                                         0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity                              2,084,675     1,951,255     1,577,337
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity              541,939       124,754       156,759
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                       178,570        75,041        64,928
-----------------------------------------------------------------------------------------------------
RiverSource Floating Rate                                      12,760           861             0
-----------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities                     17,762        11,586             0
-----------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                               4,188         4,138         5,172

-----------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 45

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                         $         0   $     1,938   $     4,143
-----------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                                   95,997       111,876        91,815
-----------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                                    0         3,418         7,293
-----------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                                     0           724         1,524
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
RiverSource Balanced                                          688,814       493,156       567,773
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                      649,261       150,374        45,978(e)
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                       378,324         6,631(f)        N/A
-----------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                       4,728,940     4,085,552     3,790,954
-----------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                                   2,601,029     1,672,775     1,219,474
-----------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                            1,248,108     1,049,954     1,425,483
-----------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                        22,351        17,707         6,639(e)
-----------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield                            0             0             0
-----------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                               0             0             0
-----------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                                        0             0             0
-----------------------------------------------------------------------------------------------------
Seligman National Municipal                                         0             0             0
-----------------------------------------------------------------------------------------------------
Seligman New York Municipal                                         0             0             0
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                                       12,772         7,434         3,559
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                                        1,327         7,302         2,743
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                                        1,215         1,206           461
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                                        1,173           948           308
-----------------------------------------------------------------------------------------------------
Seligman TargETFund Core                                       26,992        10,913        10,770
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income                     0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity                  500,331       514,960       547,910
-----------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                                   0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Global Bond                                         7,292        18,925        17,268
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth              901,265     1,690,066     1,932,330
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Select Value               959,077     1,558,333     1,426,926
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap                  265,317       270,663       353,096
-----------------------------------------------------------------------------------------------------
Seligman Frontier                                             157,476       250,561       388,531
-----------------------------------------------------------------------------------------------------
Seligman Global Technology                                  1,319,806     1,747,855     2,082,502
-----------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                                      41,731(g)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               2,108,103     3,346,690     3,361,865
-----------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  189,286       396,474       282,104
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                    581,962     1,185,084     1,474,583
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                              18,370         5,030(h)        N/A
-----------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                             11,397         6,647(h)        N/A
-----------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                        793,899     1,020,584     1,150,182
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                                42           684         2,175
-----------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                                  2,752,727     2,165,273     2,813,784
-----------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                                       315         6,431        19,450
-----------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                              1,080        24,531        74,062

-----------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 46

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
RiverSource Government Money Market                       $         0   $         0   $         0
-----------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                         20,434        32,671        63,034
-----------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate               40,941        82,218       227,752
-----------------------------------------------------------------------------------------------------
Seligman Capital                                              927,607     1,815,753     2,088,716
-----------------------------------------------------------------------------------------------------
Seligman Communications and Information                    12,482,079    11,241,475    17,228,966
-----------------------------------------------------------------------------------------------------
Seligman Growth                                             2,228,705     1,627,919     1,428,056
-----------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                                      206,322       236,168       167,912
-----------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                                    123,904       240,154       217,466
-----------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares become publicly available) to April 30, 2009.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(g) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

(h) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.



Statement of Additional Information - April 1, 2010                      Page 47

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES



----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2010              2009
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income   $            0(a)      $        0(a)              41%               39%
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced
  Income                                               0(a)               0(a)              46                36
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate
  Income                                               0(a)               0(a)              39                40
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder
  Aggressive                                           0(a)               0(a)              28                35
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder
  Conservative                                         0(a)               0(a)              26                27
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                 0(a)               0(a)              26                34
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Aggressive                                           0(a)               0(a)              28                33
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative                                         0(a)               0(a)              30                29
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total
  Equity                                               0(a)               0(a)              25                28
----------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                              0                  0                 41                 5
----------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                        0                  0                 41                23
----------------------------------------------------------------------------------------------------------------------
                                                                                          2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value                      19,822,056             98,022                 21                25
----------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining       210,782,120            235,261                340(b)            241(b)
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity           2,803,890              4,443                 36                23(c)
----------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure        4,731,215(d)           9,214(d)               4(d)            N/A
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                       0(a)               0(a)              55                92
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                       0(a)               0(a)              53                47
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                       0(a)               0(a)              52                50
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                       0(a)               0(a)              47                41
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                       0(a)               0(a)              47                50
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                       0(a)               0(a)              48                44
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                       0(a)               0(a)              50                52
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                       0(a)               0(a)              51                50
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                            0                  0                 83                64
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                 0                  0                 19                14
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value         110,871,407             37,132                120                45
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.
  Government                                           0                  0                271(e)            209
----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                   0                  0                431(e)            354(f)
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity              69,622,230            140,358                 21                20
----------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                       22,122,335             33,883                 51                52

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 48

----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management               $            0         $        0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity               174,490,339            148,743                 61                58
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid
  Cap Equity                                     694,423                757                104                56
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value        1,538,636              1,766                 98                87
----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                              0                  0                 84                43
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                       0                  0                 81                75
----------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected
  Securities                                           0                  0                160(g)             59
----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                      0                  0                335(h)            218(e)
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                      0                  0                 49                49
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                           0                  0                371(e)            226(e)
----------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                       0                  0                 33                23
----------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                        0                  0                 34                31
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                         134,013,627            160,642                189(e)            105(e)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Growth                                     115,848,221             85,590                 58                70
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value       38,146,821             31,490                 63                 6(i)
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income      1,100,570,862          1,494,280                 38                31
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                     85,198,971            545,756                 42                34
----------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation              92,052,055             81,422                136(e)            123(e)
----------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                0                  0                143               137
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-
  Yield                                                0                  0                 63(j)              4
----------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                  0                  0                 46(j)             13
----------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                           0                  0                 29(j)             16
----------------------------------------------------------------------------------------------------------------------
Seligman National Municipal                            0                  0                107(j)             16
----------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                            0                  0                 53(j)              0
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                               0                  0                 58                70
----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                               0                  0                 13                61
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                               0                  0                 16                38
----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                               0                  0                 36                48
----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                               0                  0                 45                46

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 49

----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency
  and Income                              $            0         $        0                 16%               39
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International
  Equity                                       8,041,109              2,162                 85                61
----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                      0                  0                 62                82
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                                0                  0                 69                75
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Select Growth                               83,531,533             99,348                 90                85
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Select Value                                33,502,807             17,102                 63                40
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Small Cap                                       95,857                 63                174                87
----------------------------------------------------------------------------------------------------------------------
Seligman Frontier                            142,448,732             47,004                162               156
----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology                 2,739,223,355            460,483                150               171
----------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific(k)                   8,232,647             23,202                  4               N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                794,301,729          1,895,074                149               133
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                 113,984,459            144,742                154               180
----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                   300,110,709            477,223                 81                97
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income              6,599,033             11,416                 45                10(l)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha             4,801,721              7,937                133                36(l)
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity       536,939,110            737,307                 97                78
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                    0                  0                 26                36
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                   454,152,183            799,318                126                76
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                            0                  0                 29                37
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                     0                  0                 30                37
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market                  N/A                N/A                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                 0                  0                 83                62
----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend
  Real Estate                                          0                  0                 87                77
----------------------------------------------------------------------------------------------------------------------
Seligman Capital                              20,147,615             37,667                139               229
----------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information    1,115,825,859          2,102,493                150               133
----------------------------------------------------------------------------------------------------------------------
Seligman Growth                              843,145,024          1,192,083                142               241
----------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                      69,507,890             68,240                 24                28
----------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                     1,444,931              5,200                  7                16
----------------------------------------------------------------------------------------------------------------------




      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but these amounts have not been included in the table.



    (a) The underlying funds may have directed transactions to firms in exchange for research services.


    (b) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.


    (c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


    (d) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.




    (e) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been: 184% and 122% for RiverSource Diversified Bond for the fiscal periods ended Aug. 31, 2009 and 2008, respectively; 220% and 124% for RiverSource Limited Duration Bond Fund for the fiscal periods ended July 31, 2009 and 2008, respectively; 122% for RiverSource Diversified Bond Fund for the fiscal period ended Aug. 31, 2008; 110% and 86% for RiverSource Balanced Fund and 116% and 89% for RiverSource Strategic Allocation Fund for the fiscal periods ended Sept. 30, 2009 and 2008, respectively; 199% for RiverSource Short Duration U.S. Government Fund and 162% for RiverSource U.S. Government Mortgage Fund for the fiscal period ended May 31, 2009.


    (f) A significant portion of the turnover was the result of "roll" transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent



Statement of Additional Information - April 1, 2010                      Page 50
        characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.


    (g) The fund's turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the first quarter of 2009 and following a more active management style.


    (h) The turnover was a result of a combination of a change in the investment strategy and the growth of the fund. The fund experienced high net inflows in the second quarter of 2009, increasing the NAV.


    (i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.


    (j) The fund's turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the second quarter of 2009, and additionally for Seligman National Municipal, mergers of 14 state-specific Seligman Municipal Funds during the period into the Fund.


    (k) For the period from July 15, 2009 (when the Fund became publicly available) to Oct. 31, 2009.


    (l) For the period from Aug. 1, 2008 (when the Fund became available) to Oct. 31, 2008.


As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS



                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate               None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive    None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative  None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                            Ameriprise Financial                          $    147,339
                                                     ------------------------------------------------------------------
                                                     Charles Schwab                                     199,837
                                                     ------------------------------------------------------------------
                                                     Citigroup                                          825,442
                                                     ------------------------------------------------------------------
                                                     E*Trade Financial                                   48,192
                                                     ------------------------------------------------------------------
                                                     Franklin Resources                                 216,282
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                                983,038
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             1,947,078
                                                     ------------------------------------------------------------------
                                                     Legg Mason                                          41,068
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                     489,323
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                       347,103
-----------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                      Investment Technology Group                        932,730
                                                     ------------------------------------------------------------------
                                                     LaBranche & Co.                                    159,627
                                                     ------------------------------------------------------------------
                                                     optionsXpress                                      645,578
                                                     ------------------------------------------------------------------
                                                     Piper Jaffray Companies                            677,351
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                 1,463,301
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value                             Goldman Sachs Group                              2,832,324
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             7,599,674
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   1,446,897
-----------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining               None                                                   N/A

-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 51

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                 None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                          Lehman Brothers Holdings*                     $  1,014,750
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value               Goldman Sachs Group                              3,132,832
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            16,047,411
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                 Legg Mason                                       2,039,824
-----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government           Goldman Sachs Group                              7,801,414
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       7,081,672
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             2,680,716
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   8,340,454
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Mortgage Loan Trust               1,136,508
-----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                 Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                   2,782,149
                                                     ------------------------------------------------------------------
                                                     Credit Suisse Mortgage Capital Ctfs              1,650,000
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                          640,382
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                 1,713,264
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                     Goldman Sachs Group                             11,150,932
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            16,627,373
-----------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management                          Citigroup Funding                              878,596,585
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Funding                          91,787,016
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Equity                       Citigroup                                       13,013,528
                                                     ------------------------------------------------------------------
                                                     E*TRADE Financial                                  384,006
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              7,150,254
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            29,286,767
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  27,556,906
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                    12,166,793
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap Equity     optionsXpress Holdings                             131,893
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                   356,750
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value              Knight Capital Group Cl A                          226,201
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                   448,672
-----------------------------------------------------------------------------------------------------------------------

RiverSource Floating Rate                            Ameritrade Holding Corp.                           745,140
                                                     ------------------------------------------------------------------
                                                     Nuveen Investments                                 754,491
-----------------------------------------------------------------------------------------------------------------------

RiverSource Income Opportunities                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities           None                                                   N/A

-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 52

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                    Citigroup                                     $  1,451,559
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              1,710,667
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             1,666,579
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                           78,100
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch & Co.                                824,070
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   1,705,223
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                    None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                         Bear Stearns Adjustable Rate
                                                     Mortgage Trust                                   5,130,924
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Alternative Trust                      14,970
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Commercial Mortgage
                                                     Securities                                       3,546,017
                                                     ------------------------------------------------------------------
                                                     ChaseFlex Trust                                  1,409,767
                                                     ------------------------------------------------------------------
                                                     Citigroup                                       25,350,618
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust              2,837,338
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                   9,615,239
                                                     ------------------------------------------------------------------
                                                     Citigroup Funding                               11,998,570
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities             12,910,140
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                             14,411,592
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                       20,476,757
                                                     ------------------------------------------------------------------
                                                     Jefferies & Co.                                 15,527,394
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                      53,453,994
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            14,640,885
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                16,071,271
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                        1,862,306
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch Mortgage Trust                     2,665,078
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  13,240,853
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital I                        10,028,848
-----------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt                      None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                                 Bear Stearns Adjustable Rate
                                                     Mortgage Trust                                     713,060
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Commercial Mortgage
                                                     Securities                                         899,869
                                                     ------------------------------------------------------------------
                                                     ChaseFlex Trust                                    849,320
                                                     ------------------------------------------------------------------
                                                     Citigroup                                        1,082,219
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust                316,302
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                     393,676
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                             18,865,931
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                        1,030,324
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             8,998,091
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       2,697,566
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                 1,354,451
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                          236,004
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch Mortgage Trust                       188,000
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   3,258,404
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                         1,291,191
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Growth             Franklin Resources                               1,934,035
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                             20,863,258
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   9,177,567

-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 53

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value              Citigroup                                     $  6,796,957
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              6,574,659
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             1,293,917
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   6,536,678
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                     1,943,649
-----------------------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity Income                Goldman Sachs Group                            178,337,738
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            85,834,923
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  52,518,110
-----------------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Value                            Goldman Sachs & Co.                             47,226,353
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Allocation                     Bear Stearns Commercial Mortgage
                                                     Securities                                         699,898
                                                     ------------------------------------------------------------------
                                                     Citigroup                                        6,504,737
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust                316,302
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                     183,715
                                                     ------------------------------------------------------------------
                                                     Credit Suisse Group                                457,330
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities                155,406
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              9,642,282
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                          788,719
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            10,872,093
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       2,234,879
                                                     ------------------------------------------------------------------
                                                     Knight Capital Group Cl A                           96,200
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                   559,502
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   9,436,155
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                           709,666
                                                     ------------------------------------------------------------------
                                                     optionsXpress Holdings                              82,339
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                     6,225,544
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation              Ameritrade Holding
                                                     Corp. -- subsidiary                                624,828
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Commercial Mortgage
                                                     Securities                                         868,876
                                                     ------------------------------------------------------------------
                                                     Citigroup                                          118,157
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                     985,508
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities              1,069,849
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                                171,602
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                               268,331
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                         889,173
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                           15,975
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch Mortgage Trust                       178,336
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                     801,038
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                            69,125
                                                     ------------------------------------------------------------------
                                                     Nuveen Investments                                  97,091
-----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                         None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman National Municipal                          None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                          None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                             None                                                   N/A

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 54

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income      GS Mortgage Securities II                     $  2,719,948
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                          100,800
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley, Dean Witter Capital
                                                     1                                                  428,016
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity         Credit Suisse Mortgage Capital Ctfs              3,138,369
-----------------------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond                    Morgan Stanley                                   2,351,866
-----------------------------------------------------------------------------------------------------------------------

RiverSource Global Bond                              Bear Stearns Commercial Mortgage
                                                     Securities                                         237,337
                                                     ------------------------------------------------------------------
                                                     Citigroup                                        1,003,392
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust              1,581,548
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities                595,440
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              1,188,323
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                        1,102,326
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       1,702,095
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                               770,873
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                 1,501,910
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                          212,850
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch & Co.                                366,682
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  11,964,651
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                         1,334,954
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth     Credit Suisse Group                              4,008,753
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Value      Citigroup Funding                                6,997,755
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  20,000,000
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap         None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Seligman Frontier                                    Affiliated Managers Group                          380,940
                                                     ------------------------------------------------------------------
                                                     Piper Jaffray Companies                            171,643
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                   244,212
-----------------------------------------------------------------------------------------------------------------------

Seligman Global Technology                           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific                            None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                        None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                         Credit Suisse Group                              2,058,583
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                           Citigroup Commercial Mortgage Trust              6,721,641
                                                     ------------------------------------------------------------------
                                                     Credit Suisse Mortgage Capital Ctfs              2,352,116
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              5,039,414
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             9,925,220
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                    None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                   Citigroup                                           64,732
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                                119,119
-----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity               Credit Suisse Group                              7,751,291

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 55

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                  None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                           E*TRADE Financial                             $  3,797,720
                                                     ------------------------------------------------------------------
                                                     Legg Mason                                       2,696,490
-----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                          None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                   None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market                  None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate               None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Capital                                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Growth                                      Goldman Sachs Group                              9,455,040
-----------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                             JPMorgan Chase & Co.                             8,334,000
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   7,340,800
-----------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------




     * Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.



Statement of Additional Information - April 1, 2010                      Page 56

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES



                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2010                                    2009         2008
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder  None               --            --           --           --         $    0        $  0(a)
Basic Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder  None               --            --           --           --              0           0(a)
Enhanced Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder  None               --            --           --           --              0           0(a)
Moderate Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Aggressive
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Conservative
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Moderate
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Moderate
Aggressive
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Moderate
Conservative
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Total Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index   None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company   None               --            --           --           --              0           0
Index
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Precious        None               --            --           --           --              0           0
Metals and Mining

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 57

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20          None               --            --           --           --              0(b)      N/A
Contrarian Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and    None(c)            --            --           --           --            N/A         N/A
Infrastructure
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2010
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2015
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2020
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2025
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2030
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2035
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2040
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0(d)
Plus 2045
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield      None               --            --           --           --              0           0
Bond
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners        None               --            --           --           --              0           0
Fundamental Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small  None               --            --           --           --              0           0
Cap Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration  None               --            --           --           --              0           0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
RiverSource U.S.            None               --            --           --           --              0           0
Government Mortgage
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                           --            --           --           --              0           0
Opportunity                 None
--------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate     None               --            --           --           --              0           0

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 58

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Cash            None               --            --           --           --              0           0
Management
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None                                                                       0           0
Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0
Small and Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0
Small
Cap Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate   None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income          None               --            --           --           --              0           0
Opportunities
--------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation       None               --            --           --           --              0           0
Protected Securities
--------------------------------------------------------------------------------------------------------------------------
RiverSource Limited         None               --            --           --           --              0           0
Duration Bond
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource California      None               --            --           --           --              0           0
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified     None               --            --           --           --              0           0
Bond
--------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-  None               --            --           --           --              0           0
Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-   None               --            --           --           --              0           0
Exempt

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 59

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced        None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0(e)
Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0(f)      N/A
Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified     None               --            --           --           --              0           0
Equity Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value   None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic       None               --            --           --           --              0           0
Allocation
--------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic       None               --            --           --           --              0           0(e)
Income Allocation
--------------------------------------------------------------------------------------------------------------------------
Seligman California         None               --            --           --           --              0           0
Municipal High-Yield
--------------------------------------------------------------------------------------------------------------------------
Seligman California         None               --            --           --           --              0           0
Municipal Quality
--------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota          None               --            --           --           --              0           0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman National           None               --            --           --           --              0           0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman New York           None               --            --           --           --              0           0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute        None               --            --           --           --              0           0
Return Currency and Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0
International Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging        None               --            --           --           --              0           0
Markets Bond
--------------------------------------------------------------------------------------------------------------------------

RiverSource Global Bond     None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        Merrill             1          $585         0.27%        0.42%        $    0        $  0
International Select        Lynch
Growth                      Capital
                            Markets
--------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        Sanford             2             0           --           --          1,677           0
International Select Value  Bernstein
--------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        None               --            --           --           --              0           0
International Small Cap

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 60

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
Seligman Frontier           None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology  None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific   None(j)            --            --           --           --            N/A         N/A
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging       None               --            --           --           --              0           0
Markets
--------------------------------------------------------------------------------------------------------------------------

Threadneedle European       None               --            --           --           --              0           0
Equity
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --            --           --           --              0(k)      N/A
Income
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global         None               --            --           --           --              0(k)      N/A
Extended Alpha
--------------------------------------------------------------------------------------------------------------------------

Threadneedle International  None               --            --           --           --              0           0
Opportunity
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate    None               --            --           --           --              0           0
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                     --            --           --           --              0           0
                            None
--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt      None               --            --           --           --              0           0
Bond
--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt      None               --            --           --           --              0           0
High Income
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Government      None               --            --           --           --              0           0
Money Market
--------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global  None               --            --           --           --              0           0
Real Estate
--------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle         None               --            --           --           --              0           0
Monthly Dividend Real
Estate
--------------------------------------------------------------------------------------------------------------------------

Seligman Capital            None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

Seligman Communications     None               --            --           --           --              0           0
and Information
--------------------------------------------------------------------------------------------------------------------------

Seligman Growth             None               --            --           --           --         $    0        $  0
--------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value  None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------






    (1) Affiliate of Columbia Wanger, a subadviser.


    (2) Affiliate of AllianceBernstein, a subadviser.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.



Statement of Additional Information - April 1, 2010                      Page 61

    (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

    (e) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

    (f) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

    (g) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

    (h) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

    (i) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

    (j) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

    (k) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1. All expenses of a fund, including the management fee and administrative services fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV.

                          TABLE 8. VALUING FUND SHARES



FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income
     Class A                                   $  191,609,144         19,630,870                $ 9.76
     Class B                                       24,940,436          2,547,850                  9.79
     Class C                                       12,407,352          1,267,551                  9.79
     Class R4                                           9,771              1,000                  9.77
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income
     Class A                                      169,340,312         17,933,995                  9.44
     Class B                                       17,093,815          1,803,903                  9.48
     Class C                                        8,762,187            925,152                  9.47
     Class R4                                          36,268              3,844                  9.43
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income
     Class A                                      336,673,414         35,567,971                  9.47
     Class B                                       35,116,660          3,701,134                  9.49
     Class C                                       15,534,369          1,636,863                  9.49
     Class R4                                          18,248              1,926                  9.47
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive
     Class A                                      411,905,718         47,812,554                  8.62
     Class B                                       69,631,727          8,121,597                  8.57
     Class C                                       26,852,423          3,157,443                  8.50
     Class R4                                         391,084             45,318                  8.63
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative
     Class A                                      188,324,159         19,284,494                  9.77
     Class B                                       38,996,195          4,007,171                  9.73
     Class C                                       18,361,827          1,886,873                  9.73
     Class R4                                          68,268              7,043                  9.69
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
     Class A                                      936,670,111         99,022,922                  9.46
     Class B                                      163,374,895         17,355,229                  9.41
     Class C                                       60,532,854          6,431,212                  9.41
     Class R4                                         221,015             23,381                  9.45
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Aggressive
     Class A                                      848,711,038         93,990,508                  9.03
     Class B                                      143,830,084         16,003,632                  8.99
     Class C                                       44,907,699          5,004,198                  8.97
     Class R4                                         842,067             93,149                  9.04

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 62

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative
     Class A                                   $  335,708,725         34,921,226                $ 9.61
     Class B                                       60,124,214          6,274,529                  9.58
     Class C                                       26,207,827          2,735,790                  9.58
     Class R4                                          28,861              3,017                  9.57
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity
     Class A                                      348,269,405         42,472,580                  8.20
     Class B                                       56,041,391          6,869,051                  8.16
     Class C                                       25,712,743          3,180,656                  8.08
     Class R4                                         227,529             27,657                  8.23
-----------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index
     Class D                                       21,534,109          6,062,565                  3.55
     Class E                                      100,496,276         28,199,115                  3.56
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index
     Class A                                      328,913,706         84,403,946                  3.90
     Class B                                       43,947,939         14,032,865                  3.13
     Class R4                                       6,632,993          1,640,892                  4.04
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Equity Value
     Class A                                      450,712,507         68,890,198                  6.54
     Class B                                       50,134,973          7,632,829                  6.57
     Class C                                        3,102,757            477,818                  6.49
     Class I                                            3,591                548                  6.55
     Class R2                                           2,447                374                  6.54
     Class R3                                         107,204             16,368                  6.55
     Class R4                                       4,173,423            636,556                  6.56
     Class R5                                           2,447                374                  6.54
     Class W                                            2,484                380                  6.54
-----------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining
     Class A                                       94,319,611         10,433,590                  9.04
     Class B                                       12,722,723          1,541,104                  8.26
     Class C                                        2,257,212            278,920                  8.09
     Class I                                            9,068                989                  9.17
     Class R4                                          73,212              7,985                  9.17
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity
     Class A                                       27,439,148          2,402,528                 11.42
     Class B                                        1,599,194            141,516                 11.30
     Class C                                        1,341,742            118,740                 11.30
     Class I                                        3,232,961            281,691                 11.48
     Class R5                                           5,735                500                 11.47
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure
     Class A                                       50,777,415          4,371,521                 11.62
     Class B                                        4,017,674            346,389                 11.60
     Class C                                        2,722,636            234,730                 11.60
     Class I                                       12,377,893          1,064,623                 11.63
     Class R2                                          11,607              1,000                 11.61
     Class R3                                          11,614              1,000                 11.61
     Class R4                                          22,600              1,945                 11.62
     Class R5                                          11,626              1,000                 11.63
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010
     Class A                                        3,095,956            447,244                  6.92
     Class R2                                           3,240                468                  6.92
     Class R3                                           3,240                468                  6.92
     Class R4                                           3,242                468                  6.93
     Class R5                                           3,243                468                  6.93
     Class Y                                        4,703,534            678,609                  6.93
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 63

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015
     Class A                                   $    4,840,029            712,731                $ 6.79
     Class R2                                           3,164                465                  6.80
     Class R3                                           3,163                465                  6.80
     Class R4                                           3,164                465                  6.80
     Class R5                                           3,167                465                  6.81
     Class Y                                       13,012,797          1,910,356                  6.81
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020
     Class A                                        3,732,214            589,755                  6.33
     Class R2                                           8,994              1,416                  6.35
     Class R3                                           2,948                464                  6.35
     Class R4                                           2,948                464                  6.35
     Class R5                                           2,952                464                  6.36
     Class Y                                       14,824,867          2,331,930                  6.36
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025
     Class A                                        2,261,901            361,260                  6.26
     Class R2                                          15,488              2,472                  6.27
     Class R3                                           2,929                466                  6.29
     Class R4                                           2,936                465                  6.31
     Class R5                                           2,936                465                  6.31
     Class Y                                       18,489,701          2,936,299                  6.30
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030
     Class A                                        4,733,464            752,794                  6.29
     Class R2                                           7,048              1,118                  6.30
     Class R3                                           2,927                464                  6.31
     Class R4                                           2,923                464                  6.30
     Class R5                                           2,926                464                  6.31
     Class Y                                       18,044,906          2,860,073                  6.31
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035
     Class A                                        1,296,313            208,303                  6.22
     Class R2                                           2,910                467                  6.23
     Class R3                                           2,912                467                  6.24
     Class R4                                           2,912                467                  6.24
     Class R5                                           2,915                467                  6.24
     Class Y                                       13,096,274          2,097,551                  6.24
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040
     Class A                                        1,247,058            206,572                  6.04
     Class R2                                           8,314              1,373                  6.06
     Class R3                                          19,225              3,175                  6.06
     Class R4                                           2,811                464                  6.06
     Class R5                                           2,814                464                  6.06
     Class Y                                        8,534,956          1,407,503                  6.06
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045
     Class A                                        1,182,765            191,544                  6.17
     Class R2                                           2,883                466                  6.19
     Class R3                                           2,883                466                  6.19
     Class R4                                           2,883                466                  6.19
     Class R5                                           2,885                466                  6.19
     Class Y                                        7,820,301          1,262,765                  6.19

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 64

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond
     Class A                                   $1,003,575,895        436,811,958                $ 2.30
     Class B                                      109,559,138         47,713,625                  2.30
     Class C                                       21,579,358          9,454,650                  2.28
     Class I                                       74,332,691         32,399,309                  2.29
     Class R2                                          14,121              6,128                  2.30
     Class R3                                       1,242,890            538,148                  2.31
     Class R4                                       2,390,655          1,040,477                  2.30
     Class R5                                           3,897              1,695                  2.30
     Class W                                        6,434,725          2,824,309                  2.28
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value
     Class A                                      319,303,984         86,102,190                  3.71
     Class B                                       68,807,426         19,386,443                  3.55
     Class C                                        8,381,816          2,350,575                  3.57
     Class I                                      147,813,699         39,425,906                  3.75
     Class R4                                         161,351             43,267                  3.73
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value
     Class A                                      194,255,683         58,055,466                  3.35
     Class B                                       61,304,340         19,668,144                  3.12
     Class C                                        5,806,654          1,858,261                  3.12
     Class I                                       40,476,472         11,699,997                  3.46
     Class R2                                         341,874            102,053                  3.35
     Class R3                                          26,984              7,954                  3.39
     Class R4                                         153,671             45,029                  3.41
     Class R5                                       7,086,719          2,072,383                  3.42
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
     Class A                                      529,368,837        114,236,678                  4.63
     Class B                                      113,216,242         24,431,558                  4.63
     Class C                                       12,866,781          2,776,585                  4.63
     Class I                                       41,851,347          9,022,598                  4.64
     Class R4                                       4,331,129            934,061                  4.64
     Class W                                            4,876              1,053                  4.63
-----------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage
     Class A                                       78,939,541         16,543,068                  4.77
     Class B                                       24,176,629          5,064,728                  4.77
     Class C                                        4,090,259            856,738                  4.77
     Class I                                      221,584,142         46,475,255                  4.77
     Class R4                                          63,991             13,427                  4.77
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity
     Class A                                      793,420,879        142,297,299                  5.58
     Class B                                       91,922,474         16,598,559                  5.54
     Class C                                       14,770,403          2,672,956                  5.53
     Class I                                      158,905,085         28,437,503                  5.59
     Class R2                                           3,648                653                  5.59
     Class R3                                           3,648                653                  5.59
     Class R4                                         490,289             87,730                  5.59
     Class R5                                           3,648                653                  5.59
     Class W                                            3,174                568                  5.59
-----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate
     Class A                                       39,604,801          6,343,058                  6.24
     Class B                                        5,963,230            962,244                  6.20
     Class C                                          786,769            127,106                  6.19
     Class I                                       88,405,029         14,132,093                  6.26
     Class R4                                          58,277              9,376                  6.22
     Class W                                            1,710                275                  6.22

-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 65

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Cash Management
     Class A                                   $3,278,885,669      3,293,890,320                $ 1.00
     Class B                                       76,369,716         76,708,061                  1.00
     Class C                                        7,073,282          7,106,706                  1.00
     Class I                                       74,516,509         74,791,575                  1.00
     Class R5                                           4,979              5,000                  1.00
     Class W                                       31,351,087         31,471,737                  1.00
     Class Y                                       31,088,681         31,174,679                  1.00
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity
     Class A                                      692,099,784        160,878,551                  4.30
     Class B                                       15,588,211          3,653,826                  4.27
     Class C                                        2,105,003            496,767                  4.24
     Class I                                      331,846,856         76,648,563                  4.33
     Class R2                                           2,840                661                  4.30
     Class R3                                           2,842                661                  4.30
     Class R4                                      89,590,579         20,740,477                  4.32
     Class R5                                           2,848                661                  4.31
     Class W                                      725,762,099        169,124,201                  4.29
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity
     Class A                                       10,111,472          1,619,203                  6.24
     Class B                                          930,139            152,289                  6.11
     Class C                                          286,217             46,841                  6.11
     Class I                                       20,778,847          3,315,675                  6.27
     Class R4                                           7,534              1,205                  6.25
     Class W                                      127,931,961         20,599,400                  6.21
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value
     Class A                                       10,761,916          1,602,931                  6.71
     Class B                                          260,921             39,508                  6.60
     Class C                                           77,078             11,670                  6.60
     Class I                                       42,272,925          6,285,223                  6.73
     Class R2                                           3,052                455                  6.71
     Class R3                                           3,906                582                  6.71
     Class R4                                           6,715              1,000                  6.72
     Class R5                                           3,058                455                  6.72
-----------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate
     Class A                                      267,669,492         33,743,042                  7.93
     Class B                                       13,753,092          1,732,968                  7.94
     Class C                                       15,721,401          1,981,722                  7.93
     Class I                                      112,680,741         14,208,955                  7.93
     Class R4                                         112,619             14,159                  7.95
     Class R5                                           4,420                556                  7.95
     Class W                                            3,943                497                  7.93
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities
     Class A                                      402,063,679         44,650,530                  9.00
     Class B                                       34,051,872          3,782,976                  9.00
     Class C                                       35,122,534          3,902,941                  9.00
     Class I                                      158,288,141         17,558,605                  9.01
     Class R4                                         252,589             27,960                  9.03
-----------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
     Class A                                      243,639,793         24,991,361                  9.75
     Class B                                       24,639,182          2,528,696                  9.74
     Class C                                       11,238,772          1,153,520                  9.74
     Class I                                      186,201,393         19,104,355                  9.75
     Class R4                                          81,087              8,322                  9.74
     Class W                                      189,822,155         19,475,564                  9.75
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 66

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond
     Class A                                   $  114,937,002         12,147,905                $ 9.46
     Class B                                        7,256,740            767,195                  9.46
     Class C                                        9,493,745          1,004,100                  9.45
     Class I                                      123,650,521         13,064,289                  9.46
     Class R4                                          98,684             10,402                  9.49
     Class W                                            4,851                512                  9.47
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt
     Class A                                      156,529,091         32,281,411                  4.85
     Class B                                        2,746,317            566,512                  4.85
     Class C                                        2,638,601            543,497                  4.85
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond
     Class A                                    2,402,834,582        505,515,125                  4.75
     Class B                                      191,468,923         40,286,990                  4.75
     Class C                                       52,650,113         11,074,642                  4.75
     Class I                                      787,166,241        165,384,786                  4.76
     Class R2                                         287,638             60,428                  4.76
     Class R3                                           9,829              2,067                  4.76
     Class R4                                      72,569,590         15,286,568                  4.75
     Class R5                                         296,257             62,408                  4.75
     Class W                                      578,424,162        121,658,362                  4.75
-----------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt
     Class A                                      301,420,555         58,435,558                  5.16
     Class B                                        9,061,802          1,755,984                  5.16
     Class C                                       12,604,907          2,443,475                  5.16
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt
     Class A                                       52,995,844         10,905,515                  4.86
     Class B                                        2,051,875            422,258                  4.86
     Class C                                          931,186            191,649                  4.86
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Balanced
     Class A                                      567,386,530         64,566,373                  8.79
     Class B                                       17,661,853          2,021,254                  8.74
     Class C                                        9,454,482          1,084,116                  8.72
     Class R2                                         119,765             13,638                  8.78
     Class R4                                      45,391,810          5,164,844                  8.79
     Class R5                                          10,692              1,217                  8.79
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth
     Class A                                      274,023,730         36,524,683                  7.50
     Class B                                        3,579,138            481,472                  7.43
     Class C                                        1,561,360            210,004                  7.43
     Class I                                      206,056,085         27,238,022                  7.57
     Class R2                                           7,533              1,000                  7.53
     Class R3                                           7,539              1,000                  7.54
     Class R4                                           7,730              1,025                  7.54
     Class R5                                           7,561              1,000                  7.56
     Class W                                      188,126,122         25,003,227                  7.52
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value
     Class A                                        1,434,098            184,422                  7.78
     Class B                                           57,553              7,464                  7.71
     Class C                                           27,275              3,524                  7.74
     Class I                                       60,019,450          7,688,355                  7.81
     Class R2                                           7,766              1,000                  7.77
     Class R3                                           7,779              1,000                  7.78
     Class R4                                          13,843              1,776                  7.79
     Class R5                                           7,804              1,000                  7.80
     Class W                                      237,104,669         30,469,778                  7.78

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 67

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income
     Class A                                   $3,516,947,647        423,238,665                $ 8.31
     Class B                                      377,652,270         45,345,973                  8.33
     Class C                                       72,371,930          8,719,127                  8.30
     Class I                                      212,064,386         25,537,767                  8.30
     Class R2                                       8,271,071            998,943                  8.28
     Class R3                                     110,247,680         13,285,646                  8.30
     Class R4                                     197,976,509         23,806,751                  8.32
     Class R5                                      53,334,196          6,415,412                  8.31
     Class W                                            3,002                361                  8.32
-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value
     Class A                                    1,351,336,081        219,846,167                  6.15
     Class B                                      104,322,229         17,668,539                  5.90
     Class C                                       41,952,034          7,101,337                  5.91
     Class I                                       44,213,966          7,069,592                  6.25
     Class R2                                      15,826,707          2,592,379                  6.11
     Class R3                                      46,598,913          7,595,392                  6.14
     Class R4                                     337,592,770         54,533,230                  6.19
     Class R5                                     133,143,010         21,466,665                  6.20
     Class W                                            3,138                506                  6.20
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation
     Class A                                    1,122,673,319        133,009,047                  8.44
     Class B                                      115,318,212         13,795,868                  8.36
     Class C                                       46,514,897          5,592,862                  8.32
     Class I                                            3,660                434                  8.43
     Class R2                                           3,660                434                  8.43
     Class R3                                           3,660                434                  8.43
     Class R4                                       1,219,103            144,213                  8.45
     Class R5                                           3,660                434                  8.43
-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation
     Class A                                      255,190,331         26,582,876                  9.60
     Class B                                       25,702,531          2,676,844                  9.60
     Class C                                       13,328,854          1,389,310                  9.59
     Class R2                                           5,157                537                  9.60
     Class R3                                           5,157                537                  9.60
     Class R4                                          68,365              7,124                  9.60
     Class R5                                           5,157                537                  9.60
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield
     Class A                                       31,142,713          4,653,633                  6.69
     Class C                                        6,162,106            919,720                  6.70
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality
     Class A                                       40,319,393          6,023,523                  6.69
     Class C                                        3,514,624            527,353                  6.66
-----------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal
     Class A                                       71,247,393          9,145,572                  7.79
     Class C                                        1,407,064            180,200                  7.81
-----------------------------------------------------------------------------------------------------------------
Seligman National Municipal
     Class A                                      665,767,573         82,031,969                  8.12
     Class C                                       36,644,916          4,493,860                  8.15
-----------------------------------------------------------------------------------------------------------------
Seligman New York Municipal
     Class A                                       76,943,770          9,243,243                  8.32
     Class C                                        8,196,244            982,659                  8.34
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015
     Class A                                       12,869,269          1,940,646                  6.63
     Class C                                       12,264,632          1,882,061                  6.52
     Class R2                                       1,495,666            226,740                  6.60
     Class R5                                          25,221              3,765                  6.70
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 68

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025
     Class A                                   $   17,518,203          2,562,329                $ 6.84
     Class C                                       13,402,662          2,002,910                  6.69
     Class R2                                       3,182,793            469,091                  6.79
     Class R5                                         245,363             35,571                  6.90
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035
     Class A                                        5,955,957            840,606                  7.09
     Class C                                        2,414,707            346,244                  6.97
     Class R2                                       1,481,321            209,743                  7.06
     Class R5                                           7,946              1,115                  7.13
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045
     Class A                                        3,216,301            455,251                  7.06
     Class C                                          882,294            126,804                  6.96
     Class R2                                         523,492             74,309                  7.04
     Class R5                                          17,878              2,516                  7.11
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core
     Class A                                       20,084,624          3,119,620                  6.44
     Class C                                       28,956,029          4,495,509                  6.44
     Class R2                                       9,547,700          1,483,888                  6.43
     Class R5                                         105,101             16,332                  6.44
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income
     Class A                                      114,237,775         11,504,415                  9.93
     Class B                                        2,026,053            205,708                  9.85
     Class C                                        7,609,307            773,530                  9.84
     Class I                                       28,925,560          2,899,043                  9.98
     Class R4                                           9,944              1,000                  9.94
     Class R5                                           9,397                942                  9.98
     Class W                                       86,999,758          8,768,011                  9.92
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
     Class A                                       49,044,997          7,030,588                  6.98
     Class B                                        7,031,214          1,021,394                  6.88
     Class C                                        1,094,910            159,170                  6.88
     Class I                                      126,948,273         18,085,070                  7.02
     Class R2                                           3,525                509                  6.93
     Class R3                                           3,530                509                  6.94
     Class R4                                          69,728              9,972                  6.99
     Class R5                                           3,546                509                  6.97
     Class W                                      282,912,809         40,530,503                  6.98
-----------------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond
     Class A                                       32,726,471          3,161,305                 10.35
     Class B                                        2,419,853            234,037                 10.34
     Class C                                          722,068             69,939                 10.32
     Class I                                      106,358,547         10,273,954                 10.35
     Class R4                                          23,156              2,238                 10.35
     Class W                                      117,037,431         11,319,382                 10.34
-----------------------------------------------------------------------------------------------------------------
RiverSource Global Bond
     Class A                                      252,772,959         35,605,039                  7.10
     Class B                                       29,976,819          4,198,213                  7.14
     Class C                                        5,556,941            784,634                  7.08
     Class I                                      169,716,515         23,886,385                  7.11
     Class R4                                         168,713             23,740                  7.11
     Class W                                       60,278,436          8,500,017                  7.09
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 69

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth
     Class A                                   $  181,148,068         31,216,716                $ 5.80
     Class B                                       24,733,743          4,433,114                  5.58
     Class C                                        9,527,501          1,710,456                  5.57
     Class I                                      191,323,369         32,651,792                  5.86
     Class R2                                         122,389             21,139                  5.79
     Class R4                                         489,252             84,049                  5.82
     Class R5                                         938,080            159,892                  5.87
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select
     Value
     Class A                                      710,323,385        125,309,364                  5.67
     Class B                                       80,458,495         15,117,302                  5.32
     Class C                                       10,917,260          2,057,531                  5.31
     Class I                                      182,888,529         31,357,443                  5.83
     Class R4                                         493,430             85,118                  5.80
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
     Class A                                       25,159,619          4,951,093                  5.08
     Class B                                        4,125,636            846,784                  4.87
     Class C                                          486,947            100,059                  4.87
     Class I                                       31,466,684          6,079,010                  5.18
     Class R4                                         401,664             78,176                  5.14
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Frontier
     Class A                                       23,379,805          2,848,890                  8.21
     Class B                                        1,118,495            169,585                  6.60
     Class C                                        8,899,070          1,342,806                  6.63
     Class I                                          999,800            114,806                  8.71
     Class R2                                          81,518             10,109                  8.06
     Class R3                                           5,027                623                  8.07
     Class R4                                           9,819              1,128                  8.70
     Class R5                                         625,564             71,840                  8.71
-----------------------------------------------------------------------------------------------------------------
Seligman Global Technology
     Class A                                      325,789,863         19,750,519                 16.50
     Class B                                       21,966,464          1,541,875                 14.25
     Class C                                       69,848,512          4,900,053                 14.25
     Class I                                       23,827,145          1,442,107                 16.52
     Class R2                                       5,131,007            315,762                 16.25
     Class R3                                           5,301                326                 16.26
     Class R4                                         289,226             17,518                 16.51
     Class R5                                           5,304                321                 16.52
-----------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific
     Class R5                                      53,643,171          4,698,479                 11.42
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                      416,296,725         53,776,169                  7.74
     Class B                                       38,489,191          5,601,155                  6.87
     Class C                                       32,757,231          4,756,330                  6.89
     Class I                                       68,977,761          8,575,621                  8.04
     Class R2                                      12,235,711          1,580,451                  7.74
     Class R4                                       1,186,515            147,397                  8.05
     Class R5                                         538,197             66,743                  8.06
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                       64,717,075         13,311,370                  4.86
     Class B                                        6,123,682          1,268,930                  4.83
     Class C                                        1,156,669            240,707                  4.81
     Class I                                            6,487              1,336                  4.86
     Class R4                                          18,019              3,711                  4.86

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 70

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                   $  394,510,625         64,353,725                $ 6.13
     Class B                                       33,008,877          5,717,899                  5.77
     Class C                                       10,570,042          1,851,492                  5.71
     Class I                                       32,596,470          5,289,556                  6.16
     Class R2                                          46,070              7,498                  6.14
     Class R3                                           3,897                634                  6.15
     Class R4                                       6,058,555            980,165                  6.18
     Class R5                                          17,622              2,861                  6.16
     Class W                                            3,934                639                  6.16
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income
     Class A                                       21,078,520          2,483,415                  8.49
     Class B                                        2,067,434            244,105                  8.47
     Class C                                          449,282             53,062                  8.47
     Class I                                        4,190,596            493,000                  8.50
     Class R2                                           8,493              1,000                  8.49
     Class R3                                           8,495              1,000                  8.50
     Class R4                                          10,456              1,230                  8.50
     Class R5                                           8,499              1,000                  8.50
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha
     Class A                                        2,647,582            150,018                $17.65
     Class B                                          258,403             14,788                 17.47
     Class C                                          125,035              7,154                 17.48
     Class I                                        4,366,888            246,500                 17.72
     Class R2                                           8,780                500                 17.56
     Class R3                                           8,808                500                 17.62
     Class R4                                          59,122              3,345                 17.67
     Class R5                                           8,852                500                 17.70
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity
     Class A                                      257,909,909         33,503,026                  7.70
     Class B                                       20,431,810          2,710,581                  7.54
     Class C                                        6,942,369            936,735                  7.41
     Class I                                      116,826,749         15,026,177                  7.77
     Class R2                                       1,110,150            142,157                  7.81
     Class R3                                           3,876                496                  7.81
     Class R4                                         226,706             28,868                  7.85
     Class R5                                           3,890                496                  7.84
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt
     Class A                                       84,077,384         15,978,559                  5.26
     Class B                                        3,518,592            669,458                  5.26
     Class C                                        4,753,140            904,158                  5.26
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth
     Class A                                      553,923,464         64,580,896                  8.58
     Class B                                       50,253,513          7,048,364                  7.13
     Class C                                        7,874,750          1,103,661                  7.14
     Class I                                       71,139,006          7,877,330                  9.03
     Class R4                                       4,055,434            458,745                  8.84
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond
     Class A                                      645,167,080        173,557,831                  3.72
     Class B                                       14,670,642          3,944,081                  3.72
     Class C                                        8,445,704          2,271,237                  3.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 71

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income
     Class A                                   $2,233,824,301        533,202,685                $ 4.19
     Class B                                       37,295,962          8,910,422                  4.19
     Class C                                       15,135,314          3,611,273                  4.19
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market
     Class A                                       89,878,036         89,888,902                  1.00
     Class B                                        4,745,466          4,744,006                  1.00
     Class C                                       13,538,936         13,518,927                  1.00
     Class R2                                       3,134,050          3,134,336                  1.00
     Class R5                                         128,883            128,873                  1.00
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate
     Class A                                        3,954,525          1,131,585                  3.49
     Class C                                        3,230,557            928,401                  3.48
     Class I                                        5,868,744          1,675,386                  3.50
     Class R2                                          65,688             18,792                  3.50
     Class R3                                           5,971              1,706                  3.50
     Class R4                                           7,004              2,001                  3.50
     Class R5                                       1,356,462            387,086                  3.50
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate
     Class A                                        6,537,789          1,804,866                  3.62
     Class B                                        2,419,442            668,153                  3.62
     Class C                                       10,283,911          2,841,350                  3.62
     Class I                                        1,709,431            471,537                  3.63
     Class R2                                       3,927,576          1,088,654                  3.61
     Class R3                                           6,521              1,805                  3.61
     Class R4                                          16,991              4,682                  3.63
     Class R5                                       1,357,398            375,009                  3.62
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Capital
     Class A                                      157,108,911          7,820,630                 20.09
     Class B                                        5,955,476            365,780                 16.28
     Class C                                       45,861,279          2,809,562                 16.32
     Class I                                       12,192,369            581,385                 20.97
     Class R2                                      10,324,166            520,475                 19.84
     Class R3                                           5,618                283                 19.85
     Class R4                                           5,632                269                 20.94
     Class R5                                       1,754,570             83,689                 20.97
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
     Class A                                    2,788,834,356         71,908,305                 38.78
     Class B                                      106,645,895          3,289,023                 32.42
     Class C                                      694,889,021         21,418,226                 32.44
     Class I                                       39,507,415            980,688                 40.29
     Class R2                                      37,012,489            971,801                 38.09
     Class R3                                          16,436                431                 38.13
     Class R4                                           7,565                188                 40.24
     Class R5                                      14,853,268            368,766                 40.28
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Growth
     Class A                                    1,243,927,994        305,941,924                  4.07
     Class B                                       97,446,493         30,519,910                  3.19
     Class C                                       32,821,061         10,276,754                  3.19
     Class I                                      238,196,380         56,595,677                  4.21
     Class R2                                       1,088,235            272,087                  4.00
     Class R3                                           6,400              1,597                  4.01
     Class R4                                      31,688,383          7,529,168                  4.21
     Class R5                                         420,125             99,877                  4.21

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 72

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value
     Class A                                   $  202,826,281         16,478,708                $12.31
     Class B                                        5,889,617            506,900                 11.62
     Class C                                       40,629,661          3,493,324                 11.63
     Class I                                       23,869,523          1,894,164                 12.60
     Class R2                                       8,288,348            679,748                 12.19
     Class R3                                           5,402                443                 12.19
     Class R4                                           5,412                430                 12.59
     Class R5                                         718,316             56,928                 12.62
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value
     Class A                                      221,181,372         17,565,526                 12.59
     Class B                                       26,499,678          2,376,033                 11.15
     Class C                                       46,625,791          4,175,990                 11.17
     Class I                                        6,299,696            471,820                 13.35
     Class R2                                      10,777,562            872,458                 12.35
     Class R3                                           5,568                450                 12.37
     Class R4                                          41,632              3,122                 13.34
     Class R5                                       1,807,541            135,374                 13.35
-----------------------------------------------------------------------------------------------------------------



FOR FUNDS OTHER THAN MONEY MARKET FUNDS. A fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically, short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.



Statement of Additional Information - April 1, 2010                      Page 73

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.


Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such portfolio holdings will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments


Statement of Additional Information - April 1, 2010                      Page 74
by country, sector and industry, as applicable. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and seligman.com for Seligman funds) as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on websites each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the websites or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, independent consultants, financial printers (Cenveo, Inc., Bowne, Vestek, Morningstar Associates, LLC, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.


In connection with a proposed acquisition by RiverSource Investments' parent company, Ameriprise Financial, of certain asset management-related businesses operated by subsidiary companies of the Bank of America Corporation (BAC), RiverSource Investments may share certain of the funds' portfolio holdings information with select personnel of these BAC subsidiary companies as part of the overall integration efforts with RiverSource Investments. Disclosures are subject to confidentiality obligations and were approved by the PHC and the funds' Chief Compliance Officer.


Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.



Statement of Additional Information - April 1, 2010                      Page 75

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our


Statement of Additional Information - April 1, 2010                      Page 76
fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain funds may invest in shares of other funds in the RiverSource Family of Funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.



Statement of Additional Information - April 1, 2010                      Page 77

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

INVESTING IN A FUND

SALES CHARGE



Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.


Shares of a fund are sold at the class' public offering price. For funds other than money market funds, the public offering price is the NAV of one share adjusted for the sales charge for Class A. For money market funds, the public offering price is the NAV. For all funds, for Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W, Class Y and Class Z there is no initial sales charge so the public offering price is the same as the NAV.


CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                     TABLE 9. CLASS A INITIAL SALES CHARGE

For all funds EXCEPT RiverSource Absolute Return Currency and Income, RiverSource Floating Rate, RiverSource Inflation Protected Securities, RiverSource Intermediate Tax-Exempt, RiverSource Limited Duration Bond and RiverSource Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME, TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                 SALES CHARGE(a) AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE(b)      INVESTED       PRICE(b)       INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or
  more(c),(d)               0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For RiverSource Absolute Return Currency and Income, RiverSource Floating Rate, RiverSource Inflation Protected Securities, RiverSource Intermediate Tax-Exempt, RiverSource Limited Duration Bond and RiverSource Short Duration U.S.
Government:

-----------------------------------------------------------------------------------------
                                          SALES CHARGE(a) AS A
                                              PERCENTAGE OF         SALES CHARGE(a) AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                    PRICE(b)             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more(c),(d)                         0.00%                     0.00%
-----------------------------------------------------------------------------------------



    (a) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    (b) Purchase price includes the sales charge.



Statement of Additional Information - April 1, 2010                      Page 78

    (c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

    (d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 10. PUBLIC OFFERING PRICE


                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income             $ 9.76           0.9525          $10.25
----------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income            9.44           0.9525            9.91
----------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income            9.47           0.9525            9.94
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive              8.62           0.9425            9.15
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative            9.77           0.9525           10.26
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                9.46           0.9425           10.04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Aggressive                                          9.03           0.9425            9.58
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative                                        9.61           0.9525           10.09
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity            8.20           0.9425            8.70
----------------------------------------------------------------------------------------------
RiverSource S&P 500 Index (for Class D)               3.55      No sales charge        3.55
----------------------------------------------------------------------------------------------
RiverSource Small Company Index                       3.90           0.9425            4.14
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
RiverSource Equity Value                              6.54           0.9425            6.94
----------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                9.04           0.9425            9.59
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                 11.42           0.9425           12.12
----------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure              11.62           0.9425           12.33
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                      6.92           0.9425            7.34
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                      6.79           0.9425            7.20
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                      6.33           0.9425            6.72
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                      6.26           0.9425            6.64
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                      6.29           0.9425            6.67
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                      6.22           0.9425            6.60
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                      6.04           0.9425            6.41
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                      6.17           0.9425            6.55
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
RiverSource High Yield Bond                           2.30           0.9525            2.41
----------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                3.71           0.9425            3.94
----------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                  3.35           0.9425            3.55
----------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government            4.63           0.9700            4.77
----------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                  4.77           0.9525            5.01
----------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2010                      Page 79

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                    $ 5.58           0.9425          $ 5.92
----------------------------------------------------------------------------------------------
RiverSource Real Estate                               6.24           0.9425            6.62
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
RiverSource Cash Management                           1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

RiverSource Disciplined Equity                        4.30           0.9425            4.56
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity                                              6.24           0.9425            6.62
----------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value               6.71           0.9425            7.12
----------------------------------------------------------------------------------------------
RiverSource Floating Rate                             7.93           0.9700            8.18
----------------------------------------------------------------------------------------------

RiverSource Income Opportunities                      9.00           0.9525            9.45
----------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities            9.75           0.9700           10.05
----------------------------------------------------------------------------------------------

RiverSource Limited Duration Bond                     9.46           0.9700            9.75
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                     4.85           0.9525            5.09
----------------------------------------------------------------------------------------------
RiverSource Diversified Bond                          4.75           0.9525            4.99
----------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                      5.16           0.9525            5.42
----------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                       4.86           0.9525            5.10
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Balanced                                  8.79           0.9425            9.33
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth              7.50           0.9425            7.96
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value               7.78           0.9425            8.25
----------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                 8.31           0.9425            8.82
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                             6.15           0.9425            6.53
----------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                      8.44           0.9425            8.95
----------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation               9.60           0.9525           10.08
----------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield              6.69           0.9525            7.02
----------------------------------------------------------------------------------------------
Seligman California Municipal Quality                 6.69           0.9525            7.02
----------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                          7.79           0.9525            8.18
----------------------------------------------------------------------------------------------
Seligman National Municipal                           8.12           0.9525            8.52
----------------------------------------------------------------------------------------------
Seligman New York Municipal                           8.32           0.9525            8.73
----------------------------------------------------------------------------------------------
Seligman TargETFund 2015                              6.63           0.9425            7.03
----------------------------------------------------------------------------------------------
Seligman TargETFund 2025                              6.84           0.9425            7.26
----------------------------------------------------------------------------------------------
Seligman TargETFund 2035                              7.09           0.9425            7.52
----------------------------------------------------------------------------------------------
Seligman TargETFund 2045                              7.06           0.9425            7.49
----------------------------------------------------------------------------------------------
Seligman TargETFund Core                              6.44           0.9425            6.83
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income       9.93           0.9700           10.24
----------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity          6.98           0.9425            7.41
----------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                    10.35           0.9525           10.87
----------------------------------------------------------------------------------------------
RiverSource Global Bond                               7.10           0.9525            7.45
----------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth                                              5.80           0.9425            6.15
----------------------------------------------------------------------------------------------
RiverSource Partners International Select Value       5.67           0.9425            6.02
----------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap          5.08           0.9425            5.39
----------------------------------------------------------------------------------------------
Seligman Frontier                                     8.21           0.9425            8.71
----------------------------------------------------------------------------------------------
Seligman Global Technology                           16.50           0.9425           17.51
----------------------------------------------------------------------------------------------
Threadneedle Asia Pacific (for Class R5)             11.42            N/A               N/A
----------------------------------------------------------------------------------------------





Statement of Additional Information - April 1, 2010                      Page 80

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                       $ 7.74           0.9425          $ 8.21
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          4.86           0.9425            5.16
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            6.13           0.9425            6.50
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                     8.49           0.9425            9.01
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                   17.65           0.9425           18.73
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity                7.70           0.9425            8.17
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                   5.26           0.9700            5.42
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                            8.58           0.9425            9.10
----------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                           3.72           0.9525            3.91
----------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                    4.19           0.9525            4.40
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
RiverSource Government Money Market                   1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                3.49           0.9425            3.70
----------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate                                              3.62           0.9425            3.84
----------------------------------------------------------------------------------------------
Seligman Capital                                     20.09           0.9425           21.32
----------------------------------------------------------------------------------------------
Seligman Communications and Information              38.78           0.9425           41.15
----------------------------------------------------------------------------------------------
Seligman Growth                                       4.07           0.9425            4.32
----------------------------------------------------------------------------------------------
Seligman Large-Cap Value                             12.31           0.9425           13.06
----------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                           12.59           0.9425           13.36
----------------------------------------------------------------------------------------------




CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the RiverSource Fund Distributors, Inc., the distributor of the funds (the distributor). The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A shares and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by ROA as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of money market funds unless they are subsequently exchanged to Class A shares of a fund within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial intermediary in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS A SHARES
Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof. For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell


Statement of Additional Information - April 1, 2010                      Page 81
your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

    - shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

    - participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

    - to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

    - plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus's (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

    - to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" for which Charles Schwab & Co., Inc. acts as broker dealer.

    - to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

    - to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

    - to other investment companies in the RiverSource Family of Funds pursuant to a "fund of funds" arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

CLASS B SHARES
Class B shares have a CDSC for six years. Class B shares purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase

    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan



Statement of Additional Information - April 1, 2010                      Page 82

    - for shares of RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

           - at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

           - selling under an approved substantially equal periodic payment arrangement.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase

    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan and for shares of RiverSource funds held in tax-sheltered custodial accounts where Ameriprise Trust Company is the custodian, in cases where the sale is not a full liquidation of the Qualified Plan Account, and in cases where the sale is a full liquidation of a Qualified Plan Account held for the benefit of multiple plan participants, but the full liquidation is not the result of a mutual fund line-up (plan investment option) change or plan termination.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.



Statement of Additional Information - April 1, 2010                      Page 83

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.


CLASS Z SHARES


Class Z shares are sold without a front-end sales charge or a CDSC.



With limited exceptions, Class Z shares are generally closed to new investors, and are available for purchase only to existing Class Z shareholders purchasing through exchanges from Class Z shares of other Columbia Funds. Class Z shares of RiverSource Cash Management Fund may not be exchanged into other classes or funds in the RiverSource Family of Funds.



In addition, for Class I, Class R, Class W and Class Z shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.


FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in their sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.



Statement of Additional Information - April 1, 2010                      Page 84

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as provided in the table below. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER



                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS          EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                             CARRYOVERS            IN 2011          IN 2012          IN 2013          IN 2014
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Basic Income             $19,447,298              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Enhanced Income          $37,439,030              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Moderate Income          $59,928,714              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Aggressive               $37,879,654              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Conservative             $ 4,428,658              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate                 $48,604,696              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Aggressive                       $68,142,574              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Conservative                     $17,455,318              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Total Equity             $42,147,214              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index        $ 4,733,437              $0               $0           $1,980,165        $235,890
---------------------------------------------------------------------------------------------------------------------
RiverSource Small Company
Index                            $43,209,451              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
                                AMOUNT           AMOUNT           AMOUNT            AMOUNT            AMOUNT
                              EXPIRING         EXPIRING         EXPIRING          EXPIRING          EXPIRING
FUND                           IN 2015          IN 2016          IN 2017           IN 2018           IN 2019
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Basic Income                $0             $0           $2,942,103       $15,861,057          $644,138
----------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Enhanced Income             $0             $0           $5,920,892       $31,518,138                $0
----------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Moderate Income             $0             $0           $7,376,558       $51,037,474        $1,514,682
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Aggressive                  $0             $0           $6,629,032       $28,221,611        $3,029,011
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Conservative                $0             $0                   $0        $4,265,389          $163,269
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate                    $0             $0           $7,597,638       $37,758,600        $3,248,458
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Aggressive                          $0             $0           $4,898,399       $57,879,727        $5,364,448
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Conservative                        $0             $0           $1,062,939       $15,811,121          $581,258
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Total Equity                $0             $0           $7,784,164       $30,165,767        $4,197,283
----------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index      $66,065             $0                   $0        $2,105,466          $345,851
----------------------------------------------------------------------------------------------------------------
RiverSource Small Company
Index                               $0             $0                   $0       $41,195,692        $2,013,759
----------------------------------------------------------------------------------------------------------------






                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS           EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                             CARRYOVERS            IN 2010          IN 2011          IN 2012          IN 2013
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value        $102,840,472              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Precious
Metals and Mining               $ 27,030,083              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------
RiverSource 120/20
Contrarian
Equity                          $  8,822,619              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and
Infrastructure                  $          0              --               --               --               --
---------------------------------------------------------------------------------------------------------------------
                                AMOUNT           AMOUNT           AMOUNT            AMOUNT            AMOUNT
                               EXPIRING         EXPIRING         EXPIRING          EXPIRING          EXPIRING
FUND                           IN 2014          IN 2015          IN 2016           IN 2017           IN 2018
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------
RiverSource Equity Value          $0               $0               $0           $25,779,763       $77,060,709
----------------------------------------------------------------------------------------------------------------
RiverSource Precious
Metals and Mining                 $0               $0               $0           $16,291,615       $10,738,468
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------
RiverSource 120/20
Contrarian
Equity                            $0               $0               $0            $3,090,734        $5,731,885
----------------------------------------------------------------------------------------------------------------
RiverSource Recovery and
Infrastructure                    --               --               --                    --                --
----------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2010                      Page 85

                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS          EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                             CARRYOVERS            IN 2010          IN 2011          IN 2012          IN 2013
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
  Plus 2010                    $    2,839,371                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2015                      $    3,165,812                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2020                      $    4,016,808                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2025                      $    3,000,254                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2030                      $    1,777,786                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2035                      $      900,438                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2040                      $      622,124                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2045                      $      301,915                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------
RiverSource High Yield
Bond                           $1,283,661,310        $517,121,802     $552,664,309              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
Fundamental Value              $  100,708,798                  $0               $0              --               --
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
Small Cap Value                $   93,886,708                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Short
Duration U.S. Government       $   88,365,852                  $0               $0              $0      $36,267,962
---------------------------------------------------------------------------------------------------------------------
RiverSource
U.S. Government Mortgage       $   13,435,568                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------
RiverSource Dividend
Opportunity                    $  535,432,960                  $0     $343,927,468              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate        $   48,042,039                  --               --              --               --
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Cash
Management                     $   15,893,171                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Equity                         $  704,651,838                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small and Mid Cap Equity       $   37,163,240                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small Cap Value                $   14,620,644                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate      $   70,681,206                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Opportunities                  $   25,537,605                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Inflation
Protected Securities           $   28,705,143                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Limited
Duration Bond                  $   17,251,758                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------
RiverSource Balanced           $  888,451,981        $294,910,142     $368,676,980     $24,886,878               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Growth               $   41,243,744                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Value                $            0                  --               --              --               --
---------------------------------------------------------------------------------------------------------------------
RiverSource Diversified
Equity Income                  $1,110,095,393                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value      $  566,727,070                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Allocation                     $  346,850,712                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Income Allocation              $   11,336,901                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal High-Yield           $            0                  --               --              --               --
---------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal Quality              $            0                  --               --              --               --
---------------------------------------------------------------------------------------------------------------------
Seligman Minnesota
Municipal                      $            0                  --               --              --               --
---------------------------------------------------------------------------------------------------------------------
Seligman National
Municipal                      $    2,099,958            $996,330               $0        $505,484               $0
---------------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal                      $            0                  --               --              --               --
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015       $    7,102,014                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025       $    1,803,909                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035       $      256,357                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045       $      541,844                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core       $   12,588,348                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Absolute
Return Currency and
Income                         $    5,945,153                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
International Equity           $  285,672,442                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Emerging
Markets Bond                   $   17,157,025                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond        $   15,099,745          $3,665,049               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Growth                         $  185,090,340                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Value                          $  340,858,587                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Small Cap        $   36,130,012                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Frontier              $    8,888,714                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Global
Technology                     $  294,571,144        $193,291,798      $17,073,210              $0               $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific      $            0                  --               --              --               --
---------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging
Markets                        $   98,672,638                  $0               $0              $0               $0
---------------------------------------------------------------------------------------------------------------------
                                AMOUNT           AMOUNT           AMOUNT            AMOUNT            AMOUNT
                              EXPIRING         EXPIRING         EXPIRING          EXPIRING          EXPIRING
FUND                           IN 2014          IN 2015          IN 2016           IN 2017           IN 2018
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
  Plus 2010                           $0               $0               $0           $428,181         $2,411,190
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2015                             $0               $0               $0           $704,342         $2,461,470
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2020                             $0               $0               $0           $502,050         $3,514,758
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2025                             $0               $0               $0           $662,473         $2,337,781
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2030                             $0               $0               $0           $623,604         $1,154,182
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2035                             $0               $0               $0           $312,553           $587,885
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2040                             $0               $0               $0           $370,260           $251,864
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2045                             $0               $0               $0            $84,212           $217,703
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------
RiverSource High Yield
Bond                         $19,078,058               $0       $6,050,907       $110,841,094        $77,905,140
----------------------------------------------------------------------------------------------------------------
RiverSource Partners
Fundamental Value                     --               --               --        $26,053,833        $74,654,965
----------------------------------------------------------------------------------------------------------------
RiverSource Partners
Small Cap Value                       $0               $0               $0        $20,926,946        $72,959,762
----------------------------------------------------------------------------------------------------------------
RiverSource Short
Duration U.S. Government     $20,469,230       $9,579,187               $0         $3,846,817        $18,202,656
----------------------------------------------------------------------------------------------------------------
RiverSource
U.S. Government Mortgage              $0               $0               $0           $410,120        $13,025,448
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------
RiverSource Dividend
Opportunity                           $0               $0               $0        $36,972,874       $154,532,618
----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate               --               --               --         $1,114,883        $46,927,156
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------
RiverSource Cash
Management                            $0               $0           $6,554         $7,357,069         $8,529,548
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Equity                                $0               $0               $0        $63,499,369       $641,152,469
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small and Mid Cap Equity         $93,125          $21,904       $2,186,828        $19,133,377        $15,728,006
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small Cap Value                       $0               $0         $554,680         $6,233,070         $7,832,894
----------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate             $0          $33,562       $3,488,601        $29,093,899        $38,065,144
----------------------------------------------------------------------------------------------------------------
RiverSource Income
Opportunities                         $0               $0       $1,946,556        $16,249,078         $7,341,971
----------------------------------------------------------------------------------------------------------------
RiverSource Inflation
Protected Securities                  $0               $0               $0         $8,424,851        $20,280,292
----------------------------------------------------------------------------------------------------------------
RiverSource Limited
Duration Bond                         $0       $2,206,552               $0           $825,807        $14,219,399
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------
RiverSource Balanced                  $0       $8,027,521      $22,923,709        $38,698,637       $130,328,114
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Growth                      $0               $0               $0        $14,271,533        $26,972,211
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Value                       --               --               --                 --                 --
----------------------------------------------------------------------------------------------------------------
RiverSource Diversified
Equity Income                         $0               $0               $0        $46,346,713     $1,063,748,680
----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value             $0               $0               $0        $47,902,744       $518,824,326
----------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Allocation                            $0               $0               $0        $21,514,298       $325,336,414
----------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Income Allocation                     $0               $0               $0           $631,381        $10,705,520
----------------------------------------------------------------------------------------------------------------
Seligman California
Municipal High-Yield                  --               --               --                 --                 --
----------------------------------------------------------------------------------------------------------------
Seligman California
Municipal Quality                     --               --               --                 --                 --
----------------------------------------------------------------------------------------------------------------
Seligman Minnesota
Municipal                             --               --               --                 --                 --
----------------------------------------------------------------------------------------------------------------
Seligman National
Municipal                             $0               $0         $598,144                 $0                 $0
----------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal                             --               --               --                 --                 --
----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015              $0               $0               $0         $1,531,175         $5,570,839
----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025              $0               $0               $0           $158,889         $1,645,020
----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035              $0               $0               $0            $40,056           $216,301
----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045              $0               $0               $0            $25,322           $516,522
----------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core              $0               $0               $0           $901,259        $11,687,089
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------
RiverSource Absolute
Return Currency and
Income                                $0               $0               $0         $5,945,153                 $0
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
International Equity                  $0               $0      $23,521,188       $262,151,254                 $0
----------------------------------------------------------------------------------------------------------------
RiverSource Emerging
Markets Bond                          $0               $0       $2,399,388        $14,757,637                 $0
----------------------------------------------------------------------------------------------------------------
RiverSource Global Bond         $498,771               $0       $2,328,738         $8,607,187                 $0
----------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Growth                                $0         $823,328      $67,466,960       $116,800,052                 $0
----------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Value                                 $0               $0               $0       $340,858,587                 $0
----------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Small Cap               $0               $0      $16,740,416        $19,389,596                 $0
----------------------------------------------------------------------------------------------------------------
Seligman Frontier                     $0               $0       $1,048,243         $7,840,471                 $0
----------------------------------------------------------------------------------------------------------------
Seligman Global
Technology                            $0      $17,310,562      $37,526,708        $29,368,866                 $0
----------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific             --               --               --                 --                 --
----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging
Markets                               $0               $0      $28,498,591        $70,174,047                 $0
----------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2010                      Page 86

                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS          EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                             CARRYOVERS            IN 2010          IN 2011          IN 2012          IN 2013
---------------------------------------------------------------------------------------------------------------------
Threadneedle European
Equity                         $   44,533,168         $16,514,517      $5,021,215           $0               $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity                         $  339,519,748        $143,688,441     $30,509,951           $0               $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity Income                  $    1,477,274                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Extended Alpha                 $    1,407,944                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle
International Opportunity      $  204,715,335         $59,231,998     $38,262,972           $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt                     $      704,163                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap
Growth                         $   66,514,603                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
Bond                           $   18,155,779                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
High Income                    $   88,820,109                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Government
Money Market                   $            0                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Global Real Estate             $   16,375,351                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Monthly Dividend Real
Estate                         $   40,689,222                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Capital               $  176,270,293         $50,722,077              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Communications
and Information                $  207,486,080                  $0     $12,308,398           $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Growth                $1,416,163,210        $234,134,706              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value       $    3,224,311                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap
Value                          $  153,343,213                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
                                AMOUNT           AMOUNT           AMOUNT            AMOUNT            AMOUNT
                              EXPIRING         EXPIRING         EXPIRING          EXPIRING          EXPIRING
FUND                           IN 2014          IN 2015          IN 2016           IN 2017           IN 2018
----------------------------------------------------------------------------------------------------------------
Threadneedle European
Equity                               $0                 $0        $4,272,956     $18,724,480                $0
----------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity                               $0         $2,715,902       $62,625,028     $99,980,426                $0
----------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity Income                        $0                 $0          $182,867      $1,294,407                $0
----------------------------------------------------------------------------------------------------------------
Threadneedle Global
Extended Alpha                       $0                 $0          $577,229        $830,715                $0
----------------------------------------------------------------------------------------------------------------
Threadneedle
International Opportunity            $0                 $0       $12,069,463     $95,150,902                $0
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt                     $177,579                 $0          $361,418        $165,166                $0
----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap
Growth                               $0                 $0       $20,714,703     $45,799,900                $0
----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
Bond                           $729,269                 $0        $9,046,561      $8,379,949                $0
----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
High Income                          $0                 $0       $30,950,938     $57,869,171                $0
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------
RiverSource Government
Money Market                         $0                 $0                $0              $0                $0
----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Global Real Estate                   $0           $585,168        $5,289,122      $9,426,119        $1,074,942
----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Monthly Dividend Real
Estate                               $0                 $0       $14,370,083     $26,294,548           $24,591
----------------------------------------------------------------------------------------------------------------
Seligman Capital                     $0                 $0       $63,824,881     $60,299,879        $1,423,456
----------------------------------------------------------------------------------------------------------------
Seligman Communications
and Information                      $0                 $0       $97,889,818     $97,287,864                $0
----------------------------------------------------------------------------------------------------------------
Seligman Growth                      $0       $107,614,532    $1,048,921,057     $25,492,915                $0
----------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value             $0                 $0                $0              $0        $3,224,311
----------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap
Value                                $0        $22,627,649      $115,478,130     $15,237,434                $0
----------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2010                      Page 87

TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, "all of" a shareholder's distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren't sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.



Statement of Additional Information - April 1, 2010                      Page 88

EXCHANGES, PURCHASES AND SALES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.



Statement of Additional Information - April 1, 2010                      Page 89

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME


                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

RiverSource Income Builder Basic Income                  20.79%                    23.21%
--------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income               13.81                     17.15
--------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income               19.04                     22.16
--------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                 60.55                     90.45
--------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative               100.00                    100.00
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate                   27.70                     41.29
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Aggressive                                             43.07                     64.31
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Conservative                                           18.56                     27.43
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity               91.77                     100.00
--------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                                100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Small Company Index                          100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
RiverSource Equity Value                                 100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                    1.27                      7.08
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                       0                         0
--------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                    0                         0
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                         24.54                     35.75
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                         31.08                     46.03
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                         34.11                     56.35
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                           0                         0
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                         37.40                     63.51
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                         37.91                     63.80
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                         100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                         38.94                     64.17

--------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 90

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                                0%                        0%
--------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                   100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                       0                         0
--------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                 0                         0
--------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                       0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                         90.66                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Real Estate                                   1.32                      8.56
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
RiverSource Cash Management                                0                         0
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity                           100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity                                                 100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                  100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Floating Rate                                  0                         0
--------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                           0                         0
--------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities                 0                         0
--------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                          0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                          0                         0
--------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                               0                         0
--------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                           0                         0
--------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                            0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
RiverSource Balanced                                     58.23                     67.65
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                 100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                  46.66                     47.51
--------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                    100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                                100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                         85.51                     94.62
--------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                   0.31                      1.00
--------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield                   0                         0
--------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                      0                         0
--------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                               0                         0
--------------------------------------------------------------------------------------------------
Seligman National Municipal                                0                         0
--------------------------------------------------------------------------------------------------
Seligman New York Municipal                                0                         0
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                                 53.63                     87.73
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                                 50.39                     100.00
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                                 48.74                     100.00
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                                 43.70                     100.00
--------------------------------------------------------------------------------------------------
Seligman TargETFund Core                                 50.44                     63.90

--------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 91

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income                                                   0%                        0%
--------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity              0.25                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                          0                         0
--------------------------------------------------------------------------------------------------
RiverSource Global Bond                                    0                         0
--------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth                                                  2.04                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value                                                   2.08                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap               0                         0
--------------------------------------------------------------------------------------------------
Seligman Frontier                                          0                         0
--------------------------------------------------------------------------------------------------
Seligman Global Technology                                 0                         0
--------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                                  0                       53.84
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                             0.27                     81.67
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               77.49                     100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                        29.74                     100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                         0                         0
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                        0                         0
--------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                                 0                         0
--------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                                0                         0
--------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                         0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
RiverSource Government Money Market                        0                         0
--------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                     0                        2.58
--------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate                                                   0                        2.09
--------------------------------------------------------------------------------------------------
Seligman Capital                                           0                         0
--------------------------------------------------------------------------------------------------
Seligman Communications and Information                    0                         0
--------------------------------------------------------------------------------------------------
Seligman Growth                                          100.00                    100.00
--------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                                 100.00                    100.00
--------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                                 0                       100.00
--------------------------------------------------------------------------------------------------



CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund's capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.



Statement of Additional Information - April 1, 2010                      Page 92

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder's original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

WITHHOLDING
Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

SELIGMAN TARGETFUNDS. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of TargETFund Core at net asset value, with the shares of TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of the Target Date Funds with Seligman TargETFund Core.

Due to the impossibility of predicting whether changes in law or other developments may impact the fairness or overall desirability of the combination of any two funds ten or more years in the future, the Board of the Seligman TargETFunds


Statement of Additional Information - April 1, 2010                      Page 93
will evaluate each combination in the year it is scheduled to occur under the standards of Rule 17a-8 under the 1940 Act and general principles of fairness, and may approve modifications to the methodology or terminate the combination if it determines that doing so would be in the best interests of shareholders. Any modifications to the manner of combining funds will be presented to shareholders for approval if such approval is required under applicable law.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services to the funds.

For Seligman funds, RiverSource Investments serves as the investment manager effective Nov. 7, 2008, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by RiverSource Investments and with shareholders having previously approved a new investment management services agreement between the funds and RiverSource Investments.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity           First $0.25         0.950%                         0.950%
                                               Next $0.25          0.930%
                                               Next $0.50          0.910%
                                               Over $1.0           0.890%
---------------------------------------------------------------------------------------------------------------------------

RiverSource Absolute Return Currency           First $1.0          0.890%                         0.890%
  and Income                                   Next $1.0           0.865%
                                               Next $1.0           0.840%
                                               Next $3.0           0.815%
                                               Next $1.5           0.790%
                                               Next $1.5           0.775%
                                               Next $1.0           0.770%
                                               Next $5.0           0.760%
                                               Next $5.0           0.750%
                                               Next $4.0           0.740%
                                               Next $26.0          0.720%
                                               Over $50.0          0.700%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Balanced                           First $1.0          0.530%                         0.530%
                                               Next $1.0           0.505%
                                               Next $1.0           0.480%
                                               Next $3.0           0.455%
                                               Next $1.5           0.430%
                                               Next $2.5           0.410%
                                               Next $5.0           0.390%
                                               Next $9.0           0.370%
                                               Over $24.0          0.350%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 94

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt              First $0.25         0.410%            RiverSource California - 0.410%
RiverSource Minnesota Tax-Exempt               Next $0.25          0.385%             RiverSource Minnesota - 0.404%
RiverSource New York Tax-Exempt                Next $0.25          0.360%             RiverSource New York - 0.410%
                                               Next $0.25          0.345%
                                               Next $6.5           0.320%
                                               Next $2.5           0.310%
                                               Next $5.0           0.300%
                                               Next $9.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Cash Management                    First $1.0          0.330%          RiverSource Cash Management - 0.295%
RiverSource Government Money Market(a)         Next $0.5           0.313%      RiverSource Government Money Market - 0.330%
                                               Next $0.5           0.295%
                                               Next $0.5           0.278%
                                               Next $2.5           0.260%
                                               Next $1.0           0.240%
                                               Next $1.5           0.220%
                                               Next $1.5           0.215%
                                               Next $1.0           0.190%
                                               Next $5.0           0.180%
                                               Next $5.0           0.170%
                                               Next $4.0           0.160%
                                               Over $24.0          0.150%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Disciplined Equity                 First $1.0          0.600%        RiverSource Disciplined Equity - 0.588%
                                                                                    RiverSource Disciplined Large Cap
RiverSource Disciplined Large Cap              Next $1.0           0.575%                    Growth - 0.600%
                                                                                    RiverSource Disciplined Large Cap
  Growth                                       Next $1.0           0.550%                     Value - 0.600%
                                                                                      RiverSource Diversified Equity
RiverSource Disciplined Large Cap Value        Next $3.0           0.525%                    Income - 0.558%
RiverSource Diversified Equity Income          Next $1.5           0.500%
                                               Next $2.5           0.485%
                                               Next $5.0           0.470%
                                               Next $5.0           0.450%
                                               Next $4.0           0.425%
                                               Next $26.0          0.400%
                                               Over $50.0          0.375%
---------------------------------------------------------------------------------------------------------------------------


                                                                                  RiverSource Disciplined International
RiverSource Disciplined International          First $0.25         0.800%                    Equity - 0.788%
  Equity                                       Next $0.25          0.775%           Threadneedle Asia Pacific - 0.800%
Threadneedle Asia Pacific                      Next $0.25          0.750%         Threadneedle European Equity - 0.800%
Threadneedle European Equity                   Next $0.25          0.725%          Threadneedle Global Equity - 0.788%
Threadneedle Global Equity                     Next $1.0           0.700%       Threadneedle Global Equity Income - 0.800%
                                                                                        Threadneedle International
Threadneedle Global Equity Income              Next $5.5           0.675%                  Opportunity - 0.790%
Threadneedle International Opportunity         Next $2.5           0.660%
                                               Next $5.0           0.645%
                                               Next $5.0           0.635%
                                               Next $4.0           0.610%
                                               Next $26.0          0.600%
                                               Over $50.0          0.570%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 95

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid          First $1.0          0.700%                         0.700%
  Cap Equity                                   Next $1.0           0.675%
RiverSource Mid Cap Growth                     Next $1.0           0.650%
                                               Next $3.0           0.625%
                                               Next $1.5           0.600%
                                               Next $2.5           0.575%
                                               Next $5.0           0.550%
                                               Next $9.0           0.525%
                                               Next $26.0          0.500%
                                               Over $50.0          0.475%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Disciplined Small Cap Value        First $0.25         0.850%                         0.850%
                                               Next $0.25          0.825%
                                               Next $0.25          0.800%
                                               Next $0.25          0.775%
                                               Next $1.0           0.750%
                                               Over $2.0           0.725%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Diversified Bond                   First $1.0          0.480%         RiverSource Diversified Bond - 0.442%
RiverSource Limited Duration Bond              Next $1.0           0.455%       RiverSource Limited Duration Bond - 0.480%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.360%
                                               Next $5.0           0.350%
                                               Next $5.0           0.340%
                                               Next $4.0           0.330%
                                               Next $26.0          0.310%
                                               Over $50.0          0.290%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Dividend Opportunity               First $0.50         0.610%                         0.595%
                                               Next $0.50          0.585%
                                               Next $1.0           0.560%
                                               Next $1.0           0.535%
                                               Next $3.0           0.510%
                                               Next $4.0           0.480%
                                               Next $5.0           0.470%
                                               Next $5.0           0.450%
                                               Next $4.0           0.425%
                                               Next $26.0          0.400%
                                               Over $50.0          0.375%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Emerging Markets Bond              First $0.25         0.720%       RiverSource Emerging Markets Bond - 0.719%
RiverSource Global Bond                        Next $0.25          0.695%            RiverSource Global Bond - 0.699%
                                               Next $0.25          0.670%
                                               Next $0.25          0.645%
                                               Next $6.5           0.620%
                                               Next $2.5           0.605%
                                               Next $5.0           0.590%
                                               Next $5.0           0.580%
                                               Next $4.0           0.560%
                                               Next $26.0          0.540%
                                               Over $50.0          0.520%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 96

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value                       First $0.50         0.530%                         0.530%
                                               Next $0.50          0.505%
                                               Next $1.0           0.480%
                                               Next $1.0           0.455%
                                               Next $3.0           0.430%
                                               Over $6.0           0.400%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Floating Rate                      First $1.0          0.610%                         0.610%
RiverSource Income Opportunities               Next $1.0           0.585%
                                               Next $1.0           0.560%
                                               Next $3.0           0.535%
                                               Next $1.5           0.510%
                                               Next $1.5           0.495%
                                               Next $1.0           0.470%
                                               Next $5.0           0.455%
                                               Next $5.0           0.445%
                                               Next $4.0           0.420%
                                               Next $26.0          0.405%
                                               Over $50.0          0.380%
---------------------------------------------------------------------------------------------------------------------------


RiverSource High Yield Bond                    First $1.0          0.590%                         0.586%
                                               Next $1.0           0.565%
                                               Next $1.0           0.540%
                                               Next $3.0           0.515%
                                               Next $1.5           0.490%
                                               Next $1.5           0.475%
                                               Next $1.0           0.450%
                                               Next $5.0           0.435%
                                               Next $5.0           0.425%
                                               Next $4.0           0.400%
                                               Next $26.0          0.385%
                                               Over $50.0          0.360%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Income Builder Basic Income        N/A                   N/A                           N/A
RiverSource Income Builder Enhanced Income
RiverSource Income Builder Moderate Income
RiverSource Portfolio Builder Aggressive
RiverSource Portfolio Builder Conservative
RiverSource Portfolio Builder Moderate
RiverSource Portfolio Builder Moderate
  Aggressive
RiverSource Portfolio Builder Moderate
  Conservative
RiverSource Portfolio Builder Total Equity
RiverSource Retirement Plus 2010
RiverSource Retirement Plus 2015
RiverSource Retirement Plus 2020
RiverSource Retirement Plus 2025
RiverSource Retirement Plus 2030
RiverSource Retirement Plus 2035
RiverSource Retirement Plus 2040
RiverSource Retirement Plus 2045

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                      Page 97

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected                First $1.0          0.440%                         0.440%
  Securities                                   Next $1.0           0.415%
                                               Next $1.0           0.390%
                                               Next $3.0           0.365%
                                               Next $1.5           0.340%
                                               Next $1.5           0.325%
                                               Next $1.0           0.320%
                                               Next $5.0           0.310%
                                               Next $5.0           0.300%
                                               Next $4.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Intermediate Tax-Exempt            First $1.0          0.390%                         0.390%
                                               Next $1.0           0.365%
                                               Next $1.0           0.340%
                                               Next $3.0           0.315%
                                               Next $1.5           0.290%
                                               Next $2.5           0.280%
                                               Next $5.0           0.270%
                                               Next $35.0          0.260%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate(b)      All                 0.915%                         0.915%
---------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real      All                 0.855%                         0.855%
  Estate(c)
---------------------------------------------------------------------------------------------------------------------------


RiverSource Mid Cap Value                      First $1.0          0.700%                         0.686%
                                               Next $1.0           0.675%
                                               Next $1.0           0.650%
                                               Next $3.0           0.625%
                                               Next $1.5           0.600%
                                               Next $2.5           0.575%
                                               Next $5.0           0.550%
                                               Next $9.0           0.525%
                                               Next $26.0          0.500%
                                               Over $50.0          0.475%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners Fundamental               First $0.50         0.730%                         0.728%
  Value                                        Next $0.50          0.705%
                                               Next $1.0           0.680%
                                               Next $1.0           0.655%
                                               Next $3.0           0.630%
                                               Over $6.0           0.600%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners International             First $0.25         1.000%                         0.990%
  Select Growth                                Next $0.25          0.975%
                                               Next $0.25          0.950%
                                               Next $0.25          0.925%
                                               Next $1.0           0.900%
                                               Over $2.0           0.875%

---------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 98

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Partners International             First $0.25         0.900%                         0.863%
  Select Value                                 Next $0.25          0.875%
                                               Next $0.25          0.850%
                                               Next $0.25          0.825%
                                               Next $1.0           0.800%
                                               Over $2.0           0.775%
---------------------------------------------------------------------------------------------------------------------------

RiverSource Partners International             First $0.25         1.120%                         1.120%
  Small Cap                                    Next $0.25          1.095%
                                               Next $0.25          1.070%
                                               Next $0.25          1.045%
                                               Next $1.0           1.020%
                                               Over $2.0           0.995%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners Small Cap Growth          First $0.25         0.920%                         0.920%
                                               Next $0.25          0.895%
                                               Next $0.25          0.870%
                                               Next $0.25          0.845%
                                               Next $1.0           0.820%
                                               Over $2.0           0.795%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners Small Cap Value           First $0.25         0.970%                         0.965%
                                               Next $0.25          0.945%
                                               Next $0.25          0.920%
                                               Next $0.25          0.895%
                                               Over $1.0           0.870%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Precious Metals and Mining         First $0.25         0.800%                         0.800%
                                               Next $0.25          0.775%
                                               Next $0.25          0.750%
                                               Next $0.25          0.725%
                                               Next $1.0           0.700%
                                               Over $2.0           0.675%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Real Estate                        First $1.0          0.840%                         0.840%
                                               Next $1.0           0.815%
                                               Next $1.0           0.790%
                                               Next $3.0           0.765%
                                               Next $6.0           0.740%
                                               Next $12.0          0.730%
                                               Over $24.0          0.720%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Recovery and Infrastructure        First $1.0          0.650%                         0.650%
                                               Next $1.0           0.600%
                                               Next $4.0           0.550%
                                               Over $6.0           0.500%
---------------------------------------------------------------------------------------------------------------------------


RiverSource S&P 500 Index                      First $1.0          0.220%                         0.220%
                                               Next $1.0           0.210%
                                               Next $1.0           0.200%
                                               Next $4.5           0.190%
                                               Next $2.5           0.180%
                                               Next $5.0           0.170%
                                               Next $9.0           0.160%
                                               Next $26.0          0.140%
                                               Over $50.0          0.120%

---------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                      Page 99

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government     First $1.0          0.480%                         0.480%
                                               Next $1.0           0.455%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.340%
                                               Next $5.0           0.325%
                                               Next $5.0           0.315%
                                               Next $4.0           0.290%
                                               Next $26.0          0.275%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Small Company Index                First $0.25         0.360%                         0.357%
                                               Next $0.25          0.350%
                                               Next $0.25          0.340%
                                               Next $0.25          0.330%
                                               Next $6.5           0.320%
                                               Next $7.5           0.300%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.240%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Strategic Allocation               First $1.0          0.570%                         0.564%
                                               Next $1.0           0.545%
                                               Next $1.0           0.520%
                                               Next $3.0           0.495%
                                               Next $1.5           0.470%
                                               Next $2.5           0.450%
                                               Next $5.0           0.430%
                                               Next $9.0           0.410%
                                               Over $24.0          0.390%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Strategic Income Allocation        First $0.25         0.550%                         0.546%
                                               Next $0.25          0.525%
                                               Next $0.25          0.500%
                                               Over $0.75          0.475%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Tax-Exempt Bond                    First $1.0          0.410%                         0.410%
                                               Next $1.0           0.385%
                                               Next $1.0           0.360%
                                               Next $3.0           0.335%
                                               Next $1.5           0.310%
                                               Next $2.5           0.300%
                                               Next $5.0           0.290%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.250%

---------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 100

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income             First $1.0          0.470%                         0.453%
                                               Next $1.0           0.445%
                                               Next $1.0           0.420%
                                               Next $3.0           0.395%
                                               Next $1.5           0.370%
                                               Next $2.5           0.360%
                                               Next $5.0           0.350%
                                               Next $9.0           0.340%
                                               Next $26.0          0.320%
                                               Over $50.0          0.300%
---------------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage           First $1.0          0.480%                         0.480%
                                               Next $1.0           0.455%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.360%
                                               Next $5.0           0.350%
                                               Next $5.0           0.340%
                                               Next $4.0           0.330%
                                               Next $26.0          0.310%
                                               Over $50.0          0.290%
---------------------------------------------------------------------------------------------------------------------------


Seligman California Municipal                  First $0.25         0.410%                         0.410%
  High-Yield(d)                                Next $0.25          0.385%
Seligman California Municipal Quality(d)       Next $0.25          0.360%
Seligman Minnesota Municipal(d)                Next $0.25          0.345%
Seligman New York Municipal(d)                 Next $6.5           0.320%
                                               Next $2.5           0.310%
                                               Next $5.0           0.300%
                                               Next $9.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


Seligman Capital(e)                            First $1.0          0.805%                         0.805%
                                               Next $1.0           0.765%
                                               Over $2.0           0.715%
---------------------------------------------------------------------------------------------------------------------------


Seligman Communications and Information(f)     First $3.0          0.855%                         0.849%
                                               Next $3.0           0.825%
                                               Over $6.0           0.725%
---------------------------------------------------------------------------------------------------------------------------


Seligman Frontier(g)                           First $0.75         0.885%                         0.885%
                                               Over $0.75          0.790%
---------------------------------------------------------------------------------------------------------------------------


Seligman Global Technology(h)                  First $2.0          0.950%                         0.950%
                                               Next $2.0           0.910%
                                               Over $4.0           0.870%
---------------------------------------------------------------------------------------------------------------------------


Seligman Growth(i)                             First $1.0          0.655%                         0.639%
                                               Next $1.0           0.615%
                                               Over $2.0           0.565%
---------------------------------------------------------------------------------------------------------------------------


Seligman Large-Cap Value(j)                    First $0.5          0.755%                         0.755%
                                               Next $0.5           0.660%
                                               Over $1.0           0.565%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 101

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

Seligman National Municipal(k)                 First $1.0          0.410%                         0.410%
                                               Next $1.0           0.385%
                                               Next $1.0           0.360%
                                               Next $3.0           0.335%
                                               Next $1.5           0.310%
                                               Next $2.5           0.300%
                                               Next $5.0           0.290%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value(l)                  First $0.5          0.935%                         0.935%
                                               Next $0.5           0.840%
                                               Over $1.0           0.745%
---------------------------------------------------------------------------------------------------------------------------


Seligman TargETFund 2015                       First $0.5          0.455%                         0.455%
Seligman TargETFund 2025                       Next $0.5           0.410%
Seligman TargETFund 2035                       Over $1.0           0.365%
Seligman TargETFund 2045
Seligman TargETFund Core
---------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                  First $0.25         1.100%                         1.086%
                                               Next $0.25          1.080%
                                               Next $0.25          1.060%
                                               Next $0.25          1.040%
                                               Next $1.0           1.020%
                                               Next $5.5           1.000%
                                               Next $2.5           0.985%
                                               Next $5.0           0.970%
                                               Net $5.0            0.960%
                                               Next $4.0           0.935%
                                               Next $26.0          0.920%
                                               Over $50.0          0.900%
---------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha             First $0.25         1.050%                         1.050%
                                               Next $0.25          1.030%
                                               Next $0.50          1.010%
                                               Next $1.0           0.990%
---------------------------------------------------------------------------------------------------------------------------



(a) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.40% of the fund's average daily net assets.

(b) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.98% of the fund's average daily net assets.

(c) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.90% of the fund's average daily net assets.

(d) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.50% of the fund's average daily net assets.

(e) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.85% on the first $1.0 billion of the fund's average daily net assets, 0.80% on the next $1.0 billion and 0.75% thereafter.

(f) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.90% on the first $3.0 billion of the fund's average daily net assets, 0.85% on the next $3.0 billion and 0.75% thereafter.

(g) Prior to June 29, 2009, the investment manager received a fee equal to 0.95% per annum of the fund's average daily net assets on the first $750 million of net assets and 0.85% per annum of the fund's average daily net assets in excess of $750 million.

(h) Prior to June 15, 2009, the investment manager received an annual fee equal to 1.00% of average daily net assets on the first $2 billion of net assets, 0.95% of average daily net assets on the next $2 billion and 0.90% of average daily net assets in excess of $4 billion.

(i) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.70% on the first $1.0 billion of the fund's average daily net assets, 0.65% on the next $1.0 billion and 0.60% thereafter.

(j) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.80% of the fund's average daily net assets.

(k) Prior to Aug. 31, 2009, the investment manager received an annual fee equal to 0.50% of the fund's average daily net assets.

(l) Prior to June 29, 2009, the investment manager received an annual fee equal to 1.00% of the fund's average daily net assets.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees;


Statement of Additional Information - April 1, 2010                     Page 102
organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.


For Equity and Balanced Funds, except for RiverSource S&P 500 Index, RiverSource Small Company Index and the Seligman funds, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                              TABLE 14. PIA INDEXES


                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
RiverSource Equity Value                Lipper Large-Cap Value Funds             $   321,014
----------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining  Lipper Gold Funds                            (36,234)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity    Russell 3000 Index                              N/A*
----------------------------------------------------------------------------------------------

RiverSource Recovery and
  Infrastructure                        S&P 500 Index                                   N/A*
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value  Lipper Large-Cap Core Funds                 (190,097)
----------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value    Lipper Small-Cap Value Funds                (238,798)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity        Lipper Equity Income Funds                  (350,345)
----------------------------------------------------------------------------------------------
RiverSource Real Estate                 Lipper Real Estate Funds                     (54,067)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
RiverSource Disciplined Equity          Lipper Large-Cap Core Funds               (2,025,724)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid
  Cap Equity                            Lipper Mid-Cap Core Funds                    (47,237)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap
  Value                                 Lipper Small-Cap Value Funds                   2,491
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Balanced                    Lipper Balanced Funds                       (474,081)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Growth                                Lipper Large-Cap Growth Funds                 (9,448)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Value                                 Lipper Large-Cap Value Funds                 (33,219)
----------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income   Lipper Equity Income Funds                (5,590,723)
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Value               Lipper Mid-Cap Value Funds                (2,112,990)
----------------------------------------------------------------------------------------------
RiverSource Strategic Allocation        Lipper Flexible Portfolio Funds             (556,345)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
RiverSource Disciplined International   Lipper International Large-Cap Core
  Equity                                Funds                                       (629,082)
----------------------------------------------------------------------------------------------
RiverSource Partners International      Lipper International Multi-Cap
  Select Growth                         Growth Funds                                (267,871)
----------------------------------------------------------------------------------------------
RiverSource Partners International      Lipper International Multi-Cap Value
  Select Value                          Funds                                     (1,510,778)
----------------------------------------------------------------------------------------------
RiverSource Partners International
  Small Cap                             Lipper International Small-Cap Funds         (48,195)
----------------------------------------------------------------------------------------------
                                        MSCI All Country Asia Pacific Ex-
Threadneedle Asia Pacific               Japan Index                                      N/A(a)
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds                (54,050)
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds                         97,462
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds                         (446,000)
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income       MSCI All Country World Index                  10,034
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha      MSCI All Country World Index                     N/A(b)
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds                                        286,033
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth              Lipper Mid-Cap Growth Funds                  469,963
----------------------------------------------------------------------------------------------




   (a) The first performance incentive adjustment will be made Feb. 1, 2010. See Section titled "Transition Period" below.



Statement of Additional Information - April 1, 2010                     Page 103

   (b) The first performance incentive adjustment will be made on Aug. 1, 2010. See Section titled "Transition Period" below.

FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT RIVERSOURCE 120/20 CONTRARIAN EQUITY, RIVERSOURCE RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point   3.00% or        8 basis points
               times the performance difference      more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points                       N/A
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive


Statement of Additional Information - April 1, 2010                     Page 104
adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA Index, a fund's performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

FOR RIVERSOURCE 120/20 CONTRARIAN EQUITY, RIVERSOURCE RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                                                             RIVERSOURCE 120/20 CONTRARIAN EQUITY
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE                 THREADNEEDLE GLOBAL EXTENDED ALPHA
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 1.00%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              1.00% - 6.00%   10 basis points times the
               performance difference over 0.50%,                    performance difference over 1.00%,
               times 100 (maximum of 3 basis                         times 100 (maximum 50 basis points
               points if a 1% performance                            if a 6% performance difference)
               difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   6.00% or        50 basis points
               times the performance difference      more
               over 1.00%, times 100 (maximum 6
               basis points if a 2% performance
               difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   N/A
               times the performance difference
               over 2.00%, times 100 (maximum 10
               basis points if a 4% performance
               difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point   N/A
               times the performance difference
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points                       N/A
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for 120/20 Contrarian Equity is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.



Statement of Additional Information - April 1, 2010                     Page 105

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change the PIA Index, a fund's performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES



----------------------------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT FEES                                     NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                     2010              2009              2008              2010              2009              2008
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Income
  Builder Basic
  Income                     N/A               N/A               N/A       $   101,055       $   139,640       $   103,636(a)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Income
  Builder
  Enhanced
  Income                     N/A               N/A               N/A           112,467           118,255           134,546(a)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Income
  Builder
  Moderate
  Income                     N/A               N/A               N/A           109,874           175,842           129,062(a)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Portfolio
  Builder
  Aggressive                 N/A               N/A               N/A           107,162           199,501           168,942
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Portfolio
  Builder
  Conservative               N/A               N/A               N/A           151,416           146,492            96,147
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder
  Moderate                   N/A               N/A               N/A           272,479           278,861           247,980
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder
  Moderate
  Aggressive                 N/A               N/A               N/A           290,338           299,503           247,472
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder
  Moderate
  Conservative               N/A               N/A               N/A           164,289           170,774           117,533
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder Total
  Equity                     N/A               N/A               N/A            28,299           149,589           173,675
----------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P
  500 Index          $   255,644       $   371,178       $   579,548           (29,594)         (194,370)         (254,777)
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Small Company
  Index                1,306,919         1,990,095         3,292,392        (1,051,278)       (1,171,627)       (1,007,306)
----------------------------------------------------------------------------------------------------------------------------------
                         2009              2008              2007              2009              2008              2007
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Equity Value         4,340,117         6,797,853         6,969,436           343,552           413,170           361,720
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Precious
  Metals and
  Mining                 824,176           956,280           876,127           242,615           175,405           144,337

----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 106

                         2009              2008              2007              2009              2008              2007
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  120/20
  Contrarian
  Equity             $   368,969       $   159,311(b)            N/A       $    34,475       $    21,297(b)            N/A
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Recovery and
  Infrastruc-
  ture                    45,652(c)            N/A               N/A            18,717(c)            N/A               N/A
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Retirement
  Plus 2010                  N/A               N/A               N/A            (4,254)               41       $     4,075(d)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Retirement
  Plus 2015                  N/A               N/A               N/A            (7,894)              310             3,927(d)
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2020                  N/A               N/A               N/A            (9,956)              745             6,231(d)
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2025                  N/A               N/A               N/A           (12,026)              332             4,478(d)
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2030                  N/A               N/A               N/A            (9,748)              431             2,766(d)
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2035                  N/A               N/A               N/A            (7,948)              487               878(d)
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2040                  N/A               N/A               N/A            (6,946)             (796)            2,640(d)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Retirement
  Plus 2045                  N/A               N/A               N/A            (6,418)           (2,131)           (2,522)(d)
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  High Yield
  Bond                 6,353,707         9,610,810       $11,401,845          (748,008)          665,785           481,606
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  Fundamental
  Value                4,416,792         7,668,633         7,530,722          (939,055)         (213,176)         (215,041)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  Small Cap
  Value                3,098,591         6,511,571         9,159,989          (963,886)         (972,781)         (878,605)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Short
  Duration U.S.
  Government           3,665,529         3,816,196         4,419,003          (610,585)         (771,512)       (1,025,939)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  U.S.
  Government
  Mortgage             1,731,277         1,958,404         1,348,887          (327,855)         (389,262)         (438,473)
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Dividend
  Opportunity          6,381,215        12,015,660        10,678,661          (502,682)          626,341           540,349
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Real Estate          1,227,857         1,667,040         2,299,121           (18,514)          138,649           207,925
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Cash
  Management          12,658,313        15,026,220        12,713,351        (1,868,463)        1,290,897           859,062
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Equity               9,909,438        17,556,244        14,110,274           268,796           726,080          (202,920)
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Small and Mid
  Cap Equity             853,191           365,578           273,481           143,015           125,645            91,799
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Small Cap
  Value                  363,926           286,759           206,071            47,195            33,868            37,535
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Floating Rate        2,210,544         3,509,190         3,332,472           (61,933)          293,676           151,486
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Income
  Opportunities        1,913,521         1,767,885         2,116,555           291,601           196,944           187,627
----------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Inflation
  Protected
  Securities           3,322,371         2,554,103         1,313,892          (115,062)         (238,396)         (126,032)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Limited
  Duration Bond          844,435           792,200           726,809           (68,816)          (78,320)          (73,339)
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  California
  Tax-Exempt             663,711           715,946           717,999            73,054            44,499            20,854
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Diversified
  Bond                15,648,683        14,772,880        12,770,016        (2,314,025)         (461,298)       (1,129,485)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Minnesota
  Tax-Exempt           1,230,393         1,246,083         1,351,439           196,213           506,328           676,782
----------------------------------------------------------------------------------------------------------------------------------
RiverSource New
  York Tax-
  Exempt                 220,172           242,807           279,438             9,792            75,790           134,099

----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 107

----------------------------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT FEES                                     NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                     2009              2008              2007              2009              2008              2007
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Balanced           $ 2,483,462       $ 3,977,541       $ 6,315,077       $   346,693       $   437,940       $   368,447
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Disciplined
  Large Cap
  Growth               2,033,555           905,956           114,048(e)        214,462           195,661            54,709(e)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Disciplined
  Large Cap
  Value                  661,677             6,618(f)            N/A           168,055             2,877(f)            N/A
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Diversified
  Equity Income       17,053,076        44,177,652        42,530,087         1,037,819         1,905,627         1,561,033
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid
  Cap Value            9,896,881        18,813,340        15,908,732           776,726           992,201           826,273
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Strategic
  Allocation           6,604,411        10,108,947        11,025,000           585,299         1,047,907           921,198
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Strategic
  Income
  Allocation           1,081,850           904,660           168,875(e)        246,334           294,099            76,656(e)
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  California
  Municipal
  High-Yield             164,150           173,288           174,700            32,933            53,665            32,890
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  California
  Municipal
  Quality                192,624           196,281           214,476            60,833            90,615            72,092
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  Minnesota
  Municipal              324,501           351,237           375,995            68,180            99,131            88,809
----------------------------------------------------------------------------------------------------------------------------------
Seligman New
  York
  Municipal              352,211           332,574           342,695            75,556            88,770            71,419
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  National
  Municipal            1,147,080           304,747           327,359            62,006           106,685            95,664
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2015                   121,554           207,083           184,907           (54,705)           (4,193)            7,243
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2025                   136,473           210,264           157,846           (68,782)          (13,470)             (551)
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2035                    35,438            32,294             6,852           (18,456)           (5,254)          (15,347)
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2045                    19,710            22,283             4,354           (12,505)           (3,570)           (4,094)
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  Core                   272,984           457,038           382,979          (119,771)          (10,950)           17,561
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Absolute
  Return
  Currency and
  Income               4,698,565         4,188,137           887,341           205,127           313,877           103,119
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Disciplined
  International
  Equity               2,174,525         5,209,129         2,161,563           252,387           512,793           358,005
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Emerging
  Markets Bond         1,320,292         1,182,004           706,943            82,201           172,124           120,044
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Global Bond          3,551,274         5,074,934         3,438,893           (33,836)          165,694           (17,529)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  International
  Select Growth        3,240,723         5,965,413         6,048,963          (660,493)          334,550           672,542
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  International
  Select Value         5,749,639        13,239,202        20,067,871           511,602         1,054,830         1,286,758
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  International
  Small Cap              496,177         1,057,146         1,270,558           (45,193)           63,912           208,621
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  Frontier               321,582           579,499           766,116           (20,898)          200,110           250,909
----------------------------------------------------------------------------------------------------------------------------------
Seligman Global
  Technology           2,551,543         3,571,473         3,876,481           386,252           680,094           707,762
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Asia Pacific            78,072(g)            N/A               N/A            21,500(g)            N/A               N/A
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Emerging
  Markets              3,791,476         7,352,591         7,106,815           524,327         1,138,897         1,190,259
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  European
  Equity                 600,499           980,629           952,484           (31,736)          223,792           199,237
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Global Equity        2,918,784         5,825,153         6,075,014           350,276           554,139           577,463
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Global Equity
  Income                 177,834            15,723(h)            N/A            25,200             2,989(h)            N/A
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Global
  Extended
  Alpha                   64,424            16,485(h)            N/A             4,234             1,122(h)            N/A
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  International
  Opportunity          3,074,518         4,661,800         4,923,040           283,182           486,074           545,663

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 108

----------------------------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT FEES                                     NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                     2009              2008              2007              2009              2008              2007
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Intermediate
  Tax-Exempt         $   339,947       $   291,762       $   321,011       $     8,313       $     2,588       $    (4,565)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid
  Cap Growth           4,488,355         4,726,590         6,373,531           281,069           437,496           241,412
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Tax-Exempt
  Bond                 2,699,258         2,764,541         3,157,092            48,345           506,736            (8,650)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Tax-Exempt
  High Income         10,226,940        11,447,732        13,006,578        (1,338,742)        2,984,232          (847,490)
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Government
  Money Market           518,174           893,335           776,197        (1,105,030)            6,551           300,969
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  LaSalle
  Global Real
  Estate                 114,310           243,213           297,971            (8,058)          221,303          (104,511)
----------------------------------------------------------------------------------------------------------------------------------
RiverSource
  LaSalle
  Monthly
  Dividend Real
  Estate                 208,539           460,038           827,966          (107,139)          177,277           (30,072)
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  Capital              1,731,065         2,912,130         3,982,898           370,916           386,885           427,027
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  Communica-
  tions and
  Information         25,152,110        28,854,808        34,908,273         1,991,333         2,540,656         2,783,442
----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth        4,254,428         2,534,267         3,101,571            85,442           387,623           404,127
----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-
  Cap Value            1,486,938         1,732,331         2,163,189           292,721           282,371           293,338
----------------------------------------------------------------------------------------------------------------------------------
Seligman
  Smaller-Cap
  Value                1,687,329         2,048,229         3,132,296          (186,016)          295,691           337,798
----------------------------------------------------------------------------------------------------------------------------------






   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
   (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
   (c) For the fiscal period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
   (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
   (e) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
   (f) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
   (g) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
   (h) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

MANAGER OF MANAGERS EXEMPTION
The funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.


For all Seligman funds and for RiverSource California Tax-Exempt, RiverSource Cash Management, RiverSource Diversified Bond, RiverSource Global Bond, RiverSource High Yield Bond, RiverSource Intermediate Tax-Exempt, RiverSource Minnesota Tax-Exempt, RiverSource New York Tax-Exempt, RiverSource Short Duration U.S. Government, RiverSource Tax-Exempt Bond, RiverSource Tax-Exempt High Income and RiverSource U.S. Government Mortgage funds: if the fund was to seek to rely on the order, holders of a majority of the fund's outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.


SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.



Statement of Additional Information - April 1, 2010                     Page 109

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Fundamental Value          LP (Davis)(a), (b)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Barrow, Hanley, Mewhinney &                        D      1.00% on the first $10 million,
Small Cap Value            Strauss (BHMS)(a)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(a)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Metropolitan West Capital Management, LLC          E      0.50% on all assets
                           (MetWest Capital)
                           (effective April 24, 2006)
                           ------------------------------------------------------------------------------------------------------

                           Turner Investment Partners, Inc. (Turner)         N/A     0.50% on the first $50 million, reducing to
                           (effective Feb. 19, 2010)                                 0.35% as assets increase.(a)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Columbia Wanger Asset Management L.P.              F      0.70% on the first $150 million, reducing to
International Select       (Columbia WAM)(a),(d)                                     0.50% as assets increase
Growth                     (effective Sept. 5, 2001)
                           ------------------------------------------------------------------------------------------------------

                           Principal Global Investors, LLC                    I      0.40% on the first $250 million, reducing to
                           (Principal Global)                                        0.25% as assets increase
                           (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
International Select       (AllianceBernstein)                                       0.30% as assets increase
Value                      (effective Sept. 17, 2001)
                           ------------------------------------------------------------------------------------------------------

                           Mondrian Investment Partners Limited              N/A     0.70% on all assets
                           (Mondrian)
                           (effective August 18, 2008)
                           ------------------------------------------------------------------------------------------------------

                           Tradewinds Global Investors, LLC                  N/A     0.50% on the first $250 million, reducing to
                           (Tradewinds)                                              0.40 as assets increase
                           (effective August 18, 2008)
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 110

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Columbia WAM(a),(d)                                F      0.70% on the first $150 million, reducing to
International Small Cap    (effective Aug. 10, 2009)                                 0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Batterymarch Financial Management, Inc.            G      0.75% on the first $100 million, reducing to
                           (Batterymarch)                                            0.70% as assets increase
                           (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific  Threadneedle International Limited(b)              H      0.50% on the first $250 million, reducing to
                           (Threadneedle)                                            0.40% as assets increase, and subject to a
                           (effective July 15, 2009)                                 performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging      Threadneedle(b)                                    H      0.45% of the first $150 million, reducing to
Markets                    (effective July 9, 2004)                                  0.30% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle European      Threadneedle(b)                                    H      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    H      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    H      0.45% of the first $250 million, reducing to
Equity Income              (effective Aug. 1, 2008)                                  0.35% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    H      0.70% of the first $250 million, reducing to
Extended Alpha             (effective Aug. 1, 2008)                                  0.60% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle               Threadneedle(b)                                    H      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle        LaSalle Investment Management (Securities),        B      0.30% on the first $37 million, 0.65% on the
Global Real Estate         L.P. (LaSalle Securities U.S.)                            next $43 million, and 0.49% thereafter.
                           (since inception)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle        LaSalle Securities U.S.                            B      0.30% on the first $58 million, 0.65% on the
Monthly Dividend Real      (since inception)                                         next $42 million, and 0.45% thereafter.
Estate
---------------------------------------------------------------------------------------------------------------------------------



    (a) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

    (b) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the publicly issued securities of the investment manager's parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

    (c) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
        14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to the following amount of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement: 50% for Threadneedle Emerging Markets, Threadneedle European Equity, Threadneedle


Statement of Additional Information - April 1, 2010                     Page 111

        Global Equity and Threadneedle International Opportunity; 100% for Threadneedle Global Equity Income and Threadneedle Global Extended Alpha. The performance incentive adjustment was effective Dec. 1, 2004.

    (d) On September 29, 2009, Bank of America Corporation ("BAC") entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC, including Columbia WAM, to Ameriprise Financial, Inc., the parent company of RiverSource Investments (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

        The Transaction is not expected to result in any change in the Columbia WAM personnel who manage the Funds or in the manner in which the Fund is managed. In addition, RiverSource Investments would remain the investment manager of the Fund and, as such, would continue to be the entity that oversees the overall management of the Fund. Nonetheless, the Transaction is expected to result in a change of control of Columbia WAM under the federal securities laws and thus would cause the automatic termination of the current investment sub-advisory agreement with Columbia WAM. In connection with the Transaction, the Board determined to recommend that shareholders approve a new investment sub-advisory agreement in order to assure that Columbia WAM may continue to provide subadvisory services to the Fund following the Transaction. The services provided by Columbia WAM under the new investment subadvisory agreement and the fee levels payable to Columbia WAM for subadvisory services would remain unchanged from the services provided and fee levels payable under the current investment subadvisory agreement.

A - Federated MDTA LLC is an indirect, wholly-owned subsidiary of Federated Investors, Inc.

B - LaSalle Investment Management (Securities), L.P. is an affiliate of Jones Lang LaSalle Incorporated.

C -     Systematic is an affiliate of Affiliated Managers Group.

D -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

E - Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.

F - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

G - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.

H -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

I - Principal Global Investors, LLC is a wholly-owned, indirect subsidiary of Principal Financial Group, Inc.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES


                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------------
FUND                                             SUBADVISER                     2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental  Davis                                      $2,020,698   $3,220,929   $3,673,544
Value
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap    BHMS                                          437,027      865,372      970,241
Value
                                  -------------------------------------------------------------------------------------
                                  Donald Smith                                  497,789      984,692    1,180,183
                                  -------------------------------------------------------------------------------------

                                  MetWest Capital                               466,432      955,503    1,769,553
                                  -------------------------------------------------------------------------------------

                                  Turner(a)                                         N/A          N/A          N/A
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Franklin Portfolio          22,583      964,510    1,198,029
                                  Associates
                                  (from March 2004 to June 6, 2008)
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Goldman Sachs Asset            N/A          N/A       38,601(b)
                                  Management, L.P. (from Aug. 2002 to
                                  April 24, 2006)
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Federated MDTA, LLC        443,715          N/A(a)       N/A
                                  (from June 6, 2008 to Feb. 19, 2010)
-----------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners              Columbia WAM                                  956,567    1,557,963    1,568,158
International Select Growth
                                  -------------------------------------------------------------------------------------
                                  Principal Global                              866,239    1,849,485    1,760,150

-----------------------------------------------------------------------------------------------------------------------


RiverSource Partners              AllianceBernstein                          $2,170,338    6,268,208    7,962,307
International
Select Value

                                  -------------------------------------------------------------------------------------
                                  Mondrian                                      714,196       77,048(c)       N/A

                                  -------------------------------------------------------------------------------------

                                  Tradewinds                                  1,116,798      129,124(c)       N/A

-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 112

                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------------
FUND                                             SUBADVISER                     2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners              Columbia WAM                               $   41,203(d)       N/A          N/A
International Small Cap
                                  -------------------------------------------------------------------------------------

                                  Batterymarch                                  188,913   $  386,194   $  439,593
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: AIG Global Investment      127,498(e)   355,245      425,696
                                  Corp. (from April 24, 2006 to Aug. 7,
                                  2009)
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific         Threadneedle                                   42,462(f)       N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets     Threadneedle                                1,469,749    2,801,637    2,728,720
-----------------------------------------------------------------------------------------------------------------------


Threadneedle European Equity      Threadneedle                                  260,772      443,279      406,594
-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                1,168,151    2,269,177    2,408,387
-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                  104,654        9,057(g)       N/A
Income
-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Extended      Threadneedle                                   43,117       11,750(g)       N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------


Threadneedle International        Threadneedle                                1,254,178    1,907,215    1,895,712
Opportunity
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------


RiverSource LaSalle Global Real   LaSalle Securities U.S.                        36,482      121,606      148,985
Estate
-----------------------------------------------------------------------------------------------------------------------


RiverSource LaSalle Monthly       LaSalle Securities U.S.                        71,093      230,019      413,983
Dividend Real Estate
-----------------------------------------------------------------------------------------------------------------------





(a) The subadviser did not begin managing the fund until after the fund's fiscal year end.


(b)    Payments made to subadviser in accordance with termination agreement.


(c)    For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.


(d)    For the fiscal period from Aug. 10, 2009 to Oct. 31, 2009.


(e)    For the fiscal period from Nov. 1, 2008 to Aug. 7, 2009.


(f)    For the fiscal period from July 15, 2009 to Oct. 31, 2009.


(g)    For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.


PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS



                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Dimitris Bertsimas   29 RICs              $10.81 billion  8 RICs ($7.99 B)     None
Income Builder                        1 PIV                $593.72 million
Basic Income                          18 other accounts    $2.44 billion                                         (6)        (22)
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.34 billion   None                 None
                                      16 other accounts    $271.73 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   29 RICs              $10.84 billion  8 RICs ($7.99 B)     None
Income Builder                        1 PIV                $593.72 million
Enhanced Income                       18 other accounts    $2.44 billion                                         (6)        (22)
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.38 billion   None                 None
                                      16 other accounts    $271.73 million

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 113

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Dimitris Bertsimas   29 RICs              $10.65 billion  8 RICs ($7.99 B)     $50,001 -
Income Builder                        1 PIV                $593.72 million                      $100,000
Moderate Income                       18 other accounts    $2.44 billion                                         (6)        (22)
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.18 billion   None                 $100,001 -
                                      16 other accounts    $271.73 million                      $500,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Kent M. Bergene(b)   5 RICs               $3.30 billion                        $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000
Builder
Aggressive
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None             (1)        (23)
                                      6 other accounts     $1.01 million
                 --------------------                                                           -------------
                 William F.           5 RICs               $3.30 billion                        None
                 Truscott(c)          11 other accounts    $9.58 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene      5 RICs               $3.56 billion                        $10,001 -
Portfolio                             7 other accounts     $1.36 million                        $50,000
Builder
Conservative
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $3.56 billion   None                 None             (1)        (23)
                                      6 other accounts     $1.01 million
                 --------------------                                                           -------------
                 William F. Truscott  5 RICs               $3.56 billion                        None
                                      11 other accounts    $9.58 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene      5 RICs               $2.65 billion                        $100,001 -
Portfolio                             7 other accounts     $1.36 million                        $500,000
Builder Moderate
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.65 billion   None                 None             (1)        (23)
                                      6 other accounts     $1.01 million
                 --------------------                                                           -------------
                 William F. Truscott  5 RICs               $2.65 billion                        None
                                      11 other accounts    $9.58 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene      5 RICs               $2.77 billion                        $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000
Builder Moderate
Aggressive
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.77 billion   None                 None             (1)        (23)
                                      6 more accounts      $1.01 million
                 --------------------                                                           -------------
                 William F. Truscott  5 RICs               $2.77 billion                        $50,001 -
                                      11 other accounts    $9.58 million                        $100,000
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene      5 RICs               $3.38 billion                        $10,001 -
Portfolio                             7 other accounts     $1.36 million                        $50,000
Builder Moderate
Conservative
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $3.38 billion   None                 $100,001 -       (1)        (23)
                                      6 other accounts     $1.01 million                        $500,000
                 --------------------                                                           -------------
                 William F. Truscott  5 RICs               $3.38 billion                        None
                                      11 other accounts    $9.58 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene      5 RICs               $3.38 billion                        $10,001 -
Portfolio                             7 other accounts     $1.36 million                        $50,000
Builder Total
Equity
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $3.38 billion   None                 None             (1)        (23)
                                      6 other accounts     $1.01 million
                 --------------------                                                           -------------
                 William F. Truscott  5 RICs               $3.38 billion                        None
                                      11 other accounts    $9.58 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P  Dimitris Bertsimas   29 RICs              $10.92 billion  8 RICs ($7.99 B)     None
500 Index                             1 PIV                $593.72 million
                                      18 other accounts    $2.44 billion                                         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Georgios Vetoulis    2 RICs               $590.13 million None                 None
                                      1 PIV                $572.83 million
                                      2 other accounts     $0.36 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   29 RICs              $10.66 billion  8 RICs ($7.99 B)     None
Small Company                         1 PIV                $593.72 million
Index                                 18 other accounts    $2.44 billion                                         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Georgios Vetoulis    2 RICs               $332.32 million None                 None
                                      1 PIV                $572.83 million
                                      2 other accounts     $0.36 million
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Steve Schroll                                                                  $50,001 -
Equity Value                          15 RICs              $10.56 billion                       $100,000
                 --------------------                                                           -------------
                 Laton Spahr          2 PIVs               $35.83 million  9 RICs ($10.2 B)     $100,001 -       (2)        (24)
                                      10 other accounts(d) $319.21 million                      $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $50,001 -
                                                                                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Clay Hoes            1 PIV                $46.70 million  None                 $1 - $10,000   (2),(3)      (24)
Precious Metals
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 114

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Steve Schroll                                                                  $10,001 -
120/20                                15 RICs              $11.43 billion  9 RICs ($10.98 B)    $50,000
Contrarian
Equity
                 --------------------                                                           -------------
                 Laton Spahr          2 PIVs               $38.06 million                       $100,001 -       (2)        (24)
                                      10 other accounts(d) $400.77 million                      $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $100,001 -
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Warren Spitz         16 RICs              $11.47 billion  10 RICs ($11.01 B)   $500,001 -       (2)        (24)
Recovery and                          2 PIVs               $38.06 million                       $1,000,000
Infrastructure                        10 other accounts(d) $400.77 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)                       (6)        (22)
Retirement Plus                       1 PIV                $606.31 million
2010                                  14 other accounts(d) $2.50 billion                        None
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (6)        (22)
Retirement Plus                       1 PIV                $606.31 million
2015                                  14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (6)        (22)
Retirement Plus                       1 PIV                $606.31 million
2020                                  14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      $10,001 -        (6)        (22)
Retirement Plus                       1 PIV                $606.31 million                      $50,000
2025                                  14 other accounts(d) $2.50 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None                 None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.73 billion   9 RICs ($7.0 B)      Over             (6)        (22)
Retirement Plus                       1 PIV                $606.31 million                      $1,000,000
2030                                  14 other accounts(d) $2.50 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None                 $10,001 -
                                      4 other accounts     $41.11 million                       $50,000
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (6)        (22)
Retirement Plus                       1 PIV                $606.31 million
2035                                  14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)      None             (6)        (22)
Retirement Plus                       1 PIV                $606.31 million
2040                                  14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)      None             (6)        (22)
Retirement Plus                       1 PIV                $606.31 million
2045                                  14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource High Scott Schroepfer     10 RICs              $12.4 billion   None                 $500,001 -
Yield Bond                            0 PIVs               $0                                   $1,000,000       (2)        (27)
                                      0 other accounts     $0
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      DAVIS:
Partners         Christopher C. Davis 29 RICs              $49.0 billion
Fundamental                           12 PIVs              $799.0 million
Value                                 122 other            $7.5 billion    None                 None(f)          (9)        (29)
                                      accounts(e)
                 ---------------------------------------------------------
                 Kenneth C. Feinberg  27 RICs              $49.0 billion
                                      11 PIVs              $732.0 million
                                      113 other            $6.8 billion
                                      accounts(e)

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 115

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      DONALD SMITH:
Partners Small   Donald G. Smith      1 RIC                $609 million    1 RIC ($609M)
Cap Value
                 --------------------
                 Richard L. Greenberg 1 PIV                $97 million                          None             (10)       (32)
                                      30 other accounts    $1,751 million
                 -------------------------------------------------------------------------------------------------------------------
                 BHMS:
                 James S. McClure     4 RIC                $484.1 million  None
                 --------------------
                 John P. Harloe       1 PIV                $3.5 million                         None             (12)       (33)
                                      15 other accounts    $458.1 million
                 -------------------------------------------------------------------------------------------------------------------
                 METWEST:
                 Samir Sikka          4 RICs               $347.8 million  None
                                      3 PIVs               $61.2 million                        None             (13)       (34)
                                      9 other accounts     $54.4 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER:
                 David Kovacs(j)      4 RICs               $281.0 million  1 PIV ($1 M)
                                      9 PIVs               $91.0 million
                                      7 other accounts     $242.0 million                       None             (5)        (25)
                 ------------------------------------------------------------------------------
                 Jennifer C. Boden(j) 5 RICs               $304.0 million  2 PIVs ($9 M)
                                      11 PIVs              $100.0 million
                                      7 other accounts     $242.0 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Todd White           13 RICs              $13.21 billion  2 other accounts     $50,001 -
Short Duration                        7 PIVs               $3.39 billion   ($93.84M)            $100,000
U.S. Government                       39 other accounts    $19.29                                                (2)        (27)
                                                           billion(d)
                 --------------------------------------------------------------------------------------------
                 John McColley        2 RICs               $565.3 million  None                 None
                                      0 PIVs               $0
                                      0 other accounts     $0
------------------------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Todd White           13 RICs              $13.58 billion  2 other accounts     $50,001 -
Government                            7 PIVs               $3.39 billion   ($93.84M)            $100,000
Mortgage                              39 other accounts    $19.29                                                (2)        (27)
                                                           billion(d)
                 --------------------------------------------------------------------------------------------
                 Jason J. Callan      0 RICs               $0              None                 None
                                      0 PIVs               $0
                                      0 other accounts     $0
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Steve Schroll                                                                  $50,000 -
Dividend                              15 RICs              $11.68 billion  8 RICs ($11.1 B)     $100,000
Opportunity
                 --------------------                                                           -------------
                 Laton Spahr          2 PIVs               $40.6 million                        $100,001 -
                                      10 other accounts    $427.1                               $500,000
                                                           million(d)
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $10,001 -
                                                                                                $50,000          (2)        (24)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Julene Melquist      0 RICs               $0              None                 $10,001 -      (2),(3)      (24)
Estate                                0 PIVs               $0                                   $50,000
                                      0 other accounts     $0
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 116

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Dimitris Bertsimas   31 RICs              $8.83 billion   8 RICs ($5.82 B)     $100,001-
Disciplined                           1 PIV                $593.72 million                      $500,000
Equity                                1 other account      $2.55 billion                                         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      11 RICs              $6.58 billion   7 RICs ($5.46 B)     $50,001-
                                      4 other accounts     $99.99 million                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Dimitris Bertsimas   31 RICs              $10.53 billion  8 RICs ($7.51 B)     $100,001-        (2)        (22)
Disciplined                           1 PIV                $593.72 million                      $500,000
Small and Mid                         1 other account      $2.55 billion
Cap Equity
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      11 RICs              $8.28 billion   7 RICs ($7.16 B)     None
                                      4 other accounts     $99.99 million
                 --------------------------------------------------------------------------------------------
                 Steve Kokkotos       2 RICs               $931.20 million 2 RICs ($931.2 M)    $10,001-
                                      1 other account      $7.13 million                        $50,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Dimitris Bertsimas   31 RICs              $10.64 billion  8 RICs ($7.62 B)     $100,001-        (2)        (22)
Disciplined                           1 PIV                $593.72 million                      $500,000
Small Cap Value                       1 other account      $2.55 billion
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      11 RICs              $8.38 billion   7 RICs ($7.27 B)     $10,001-
                                      4 other accounts     $99.99 million                       $50,000
                 --------------------------------------------------------------------------------------------
                 Steve Kokkotos       2 RICs               $1.04 billion   2 RICs (1.04 B)      $10,001-
                                      1 other account      $7.13 million                        $50,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Lynn Hopton          11 PIVs              $4.85 billion   None                 None             (2)        (35)
Floating Rate                         3 other accounts     $430.04 million
                 --------------------                                                           -------------
                 Yvonne Stevens                                                                 None
                 ---------------------------------------------------------                      -------------
                 Steve Staver         None                 None                                 $50,001-
                                                                                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian Lavin          1 RIC                $1.65 billion   None                 $50,001-         (2)        (27)
Income                                1 PIV                $8.21 million                        $100,000
Opportunities                         1 other account      $596.79 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Todd White           13 RICs              $13.32 billion  3 RICs ($976.24 M);  $10,001-         (2)        (27)
Inflation                             7 PIVs               $3.24 billion   2 other accounts     $50,000
Protected                             37 other accounts(d) $19.37 billion  ($160.99 M)
Securities
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Tom Murphy           8 RICs               $10.28 billion  3 RICs ($1.39 B)     $50,001-         (2)        (27)
Limited Duration                      2 PIVs               $816.27 million                      $100,000
Bond                                  15 other accounts    $12.23 billion
                 --------------------------------------------------------------------------------------------
                 Timothy J. Doubek    1 other account      $25.37 million  None                 $10,001-
                                                                                                $50,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                           10 RICs              $4.34 billion
California Tax-                       8 other accounts     $6.35 billion
Exempt
----------------                      ------------------------------------

RiverSource      Catherine Stienstra  10 RICs              $4.18 billion   None                 None             (2)        (27)
Minnesota Tax-                        8 other accounts     $6.35 billion
Exempt
----------------                      ------------------------------------

RiverSource New                       10 RICs              $4.45 billion
York Tax-Exempt                       8 other accounts     $6.35 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Tom Murphy           6 RICs               $6.26 billion   3 RICs ($916.13 M)   $10,001-
Diversified Bond                      2 PIVs               $826.67 million                      $50,000
                                      14 other accounts    $12.60 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer     7 RICs               $8.29 billion   3 RICs ($916.13 M)   None             (2)        (27)
                 ------------------------------------------------------------------------------
                 Todd White           10 RICs              $10.20 billion  3 RICs ($916.13 M);  $50,001-
                                      7 PIVs               $3.21 billion   2 other accounts     $100,000
                                      35 other accounts(d) $20.05 billion  ($161.06)
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 117

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced         Steve Schroll        12 RICs              $13.73 billion                       None
                                      2 PIVs               $48.35 million
                                      18 other accounts(d) $2.42 billion
                 ---------------------------------------------------------                      -------------
                 Laton Spahr          12 RICs              $13.73 billion  8 RICs ($13.23 B)    $1 - $10,000     (2)        (24)
                                      2 PIVs               $48.35 million
                                      16 other accounts(d) $2.96 billion
                 ---------------------------------------------------------                      -------------
                 Paul Stocking        12 RICs              $13.73 billion                       None
                                      2 PIVs               $48.35 million
                                      21 other accounts(d) $6.91 billion
                 -------------------------------------------------------------------------------------------------------------------
                 Tom Murphy           6 RICs               $10.40 billion  2 RICs ($729.4 M)    None
                                      2 PIVs               $835.61 million
                                      18 other accounts    $15.33 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer     7 RICs               $12.47 billion  2 RICs ($729.4 M)    None             (2)        (27)
                                      4 other accounts     $8.13 billion
                 --------------------------------------------------------------------------------------------
                 Todd White           10 RICs              $14.35 billion  2 RICs ($729.4 M);   None
                                      7 PIVs               $3.12 billion   2 other accounts
                                      41 other accounts(d) $24.80 billion  ($161.1 M)
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   29 RICs              $10.68 billion  7 RICs ($7.6 B)      None             (2)        (22)
Large Cap Growth                      1 PIV                $636.13 million
                                      18 other accounts(d) $7.71 billion
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      9 RICs               $8.28 billion   6 RICs ($7.19 B)     None
                                      12 other accounts    $1.83 billion
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   29 RICs              $11.02 billion  7 RICs ($7.94 B)     None
Large Cap Value                       1 PIV                $636.13 million
                                      18 other accounts(d) $7.71 billion
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      9 RICs               $8.62 billion   6 RICs ($7.53 B)     None             (2)        (22)
                                      12 other accounts    $1.83 billion
------------------------------------------------------------------------------------------------------------------------------------
Diversified      Laton Spahr          12 RICs              $9.59 billion   8 RICs ($9.09 B)     $100,001-
Equity Income                         2 PIVs               $48.35 million                       $500,000
                                      16 other accounts(d) $2.96 billion
                 ---------------------------------------------------------                      -------------
                 Steve Schroll        12 RICs              $9.59 billion                        $50,001-         (2)        (24)
                                      2 PIVs               $48.35 million                       $100,000
                                      18 other accounts(d) $2.42 billion
                 ---------------------------------------------------------                      -------------
                 Paul Stocking        12 RICs              $9.59 billion                        $100,001-
                                      2 PIVs               $48.35 million                       $500,000
                                      21 other accounts(d) $6.91 billion
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value    Laton Spahr          12 RICs              $12.07 billion                       $100,001-
                                      2 PIVs               $48.35 million                       $500,000
                                      16 other accounts(d) $2.96 billion
                 ---------------------------------------------------------                      -------------
                 Steve Schroll        12 RICs              $12.07 billion  8 RICs ($11.58 B)    $50,001-         (2)        (24)
                                      2 PIVs               $48.35 million                       $100,000
                                      18 other accounts(d) $2.42 billion
                 ---------------------------------------------------------                      -------------
                 Paul Stocking        12 RICs              $12.07 billion                       $100,001-
                                      2 PIVs               $48.35 million                       $500,000
                                      21 other accounts(d) $6.91 billion
------------------------------------------------------------------------------------------------------------------------------------
Strategic        Tom Murphy           6 RICs               $10.23 billion  2 RICs ($5.65 M)     None
Allocation                            2 PIVs               $835.61 million
                                      18 other accounts    $15.33 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer     7 RICs               $12.31 billion  2 RICs (5.65 M)      None
                                      4 other accounts     $8.13 billion                                         (2)        (27)
                 --------------------------------------------------------------------------------------------
                 Todd White           10 RICs              $14.18 billion  2 RICs (5.65 M);     None
                                      7 PIVs               $3.12 billion   2 other accounts
                                      41 other accounts(d) $24.80 billion  ($161.1 M)
                 -------------------------------------------------------------------------------------------------------------------
                 Dimitris Bertsimas   29 RICs              $10.41 billion  7 RICs ($7.33 B)     Over $500,000
                                      1 PIV                $636.13 million
                                      18 other accounts(d) $7.71 billion
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      9 RICs               $8.28 billion   6 RICs ($6.92 B)     $100,001-
                                      12 other accounts    $1.83 billion                        $500,000         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Alex Sauer-Budge     1 RIC                $408.21 million 1 RIC ($408.21 M)    $1-$10,000
                                      2 other accounts     $221.56 million
                 --------------------------------------------------------------------------------------------
                 Steve E. Kokkotos    2 RICs               $197.22 million 2 RICs ($197.22 M)   $50,001-
                                      3 other accounts     $516.51 million                      $100,000
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Colin Lundgren       16 RICs              $1.24 billion   None                 None
Allocation                            14 other accounts    $1.22 billion
                 --------------------------------------------------------------------------------------------
                 Gene Tannuzzo        2 other accounts     $0.04 million   None                 $1-$10,000       (2)        (27)
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 118

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $4.64 billion   None                 None             (2)        (27)
California                            11 other accounts    $6.76 billion
Municipal High-
Yield
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $4.64 billion   None                 None             (2)        (27)
California                            11 other accounts    $6.76 billion
Municipal
Quality
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $4.61 billion   None                 None             (2)        (27)
Minnesota                             11 other accounts    $6.76 billion
Municipal
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $3.98 billion   None                 None             (2)        (27)
National                              11 other accounts    $6.76 billion
Municipal
------------------------------------------------------------------------------------------------------------------------------------
Seligman New     Catherine Stienstra  10 RICs              $4.59 billion   None                 None             (2)        (27)
York Municipal                        11 other accounts    $6.76 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (44)
TargETFund 2015                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Charles Kadlec       4 RICs               $107.69 million None                 $100,001 -       (2)        (23)
                                      7 other accounts     $9.88 million                        $500,000
                 ---------------------------------------------------------                      -------------
                 Gary Terpening       4 RICs               $107.69 million                      None
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (44)
TargETFund 2025                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Charles Kadlec       4 RICs               $99.96 million  None                 $100,001 -       (2)        (23)
                                      7 RICs               $9.88 million                        $500,000
                 ---------------------------------------------------------                      -------------
                 Gary Terpening       4 RICs               $99.96 million                       $100,001 -
                                      3 other accounts     $0.40 million                        $500,000
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (44)
TargETFund 2035                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Charles Kadlec       4 RICs               $124.47 million None                 $1 -             (2)        (23)
                                      7 RICs               $9.88 million                        $10,000
                 ---------------------------------------------------------                      -------------
                 Gary Terpening       4 RICs               $124.47 million                      None
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (44)
TargETFund 2045                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Charles Kadlec       4 RICs               $129.70 million None                 $10,001 -        (2)        (23)
                                      7 RICs               $9.88 million                        $50,000
                 ---------------------------------------------------------                      -------------
                 Gary Terpening       4 RICs               $129.70 million                      None
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (44)
TargETFund Core                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Charles Kadlec       4 RICs               $75.53 million  None                 $100,001 -       (2)        (23)
                                      7 RICs               $9.88 million                        $500,000
                 ---------------------------------------------------------                      -------------
                 Gary Terpening       4 RICs               $75.53 million                       None
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Nicholas Pifer       5 RICs               $4.79 billion   None                 $50,001 -        (2)        (27)
Absolute Return                       3 PIVs               $33.59 million                       $100,000
Currency and                          17 other accounts(d) $6.27 billion
Income
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Dimitris Bertsimas   29 RICs              $10.53 billion  7 RICs ($7.54 B)     $100,001 -
Disciplined                           1 PIV                $609.30 million                      $500,000         (2)        (22)
International                         18 other accounts(d) $6.10 billion
Equity
                 --------------------------------------------------------------------------------------------
                 Alex Sauer-Budge     1 RIC                $877.17 million 1 RIC ($877.17 M)    $0-$10,000
                                      2 other accounts     $0.21 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Nicholas Pifer       5 RICs               $4.77 billion                        $10,001 -
Emerging Markets                      3 PIVs               $33.59 million  None                 $50,000          (2)        (27)
Bond                                  17 other accounts(d) $6.27 billion
                 ---------------------------------------------------------                      -------------
                 Jim Carlene          4 PIVs               $174.53 million                      $10,001 -
                                      7 other accounts     $966.74 million                      $50,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Nicholas Pifer       5 RICs               $4.51 billion   None                 $50,001 -        (2)        (27)
Global Bond                           3 PIVs               $33.59 million                       $100,000
                                      17 other accounts(d) $6.27 billion
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 119

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      COLUMBIA WAM:
Partners
International
Select Growth
                 P. Zachary Egan      2 RICs               $4.10 billion   None                 None             (15)       (37)
                 ---------------------------------------------------------
                 Louis J. Mendes      3 RICs               $5.50 billion
                 -------------------------------------------------------------------------------------------------------------------
                 PRINCIPAL GLOBAL:
                 John Pihlblad        9 RICs               $3.14 billion
                                      2 PIVs               $373.39 million None                 None             (16)       (38)
                                      3 other accounts     $257.06 million
                 ---------------------------------------------------------
                 Steven Larson        6 RICs               $2.20 billion
                                      1 PIV                $105.81 million
                                      2 other accounts     $257.06 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      ALLIANCEBERNSTEIN:
Partners
International
Select Value
                 Kevin F. Simms       112 RICs             $38.41 billion  3 RICs ($6.56 B);
                 --------------------
                 Henry S. D'Auria     195 PIVs             $19.99 billion  3 PIVs ($839 M);
                 --------------------
                 Sharon E. Fay        33,923 other         $96.14 billion  86 other ($8.82 B)
                                      accounts
                 ------------------------------------------------------------------------------
                 Marilyn G. Fedak     43 RICs              $11.20 billion  1 RIC ($3.64 B);
                                      52 PIVs              $1.43 billion   8 other ($584 M)     None             (17)       (39)
                                      33,271 other         $23.54 billion
                                      accounts
                 ------------------------------------------------------------------------------
                 Giulio Martini       53 RICs              $23.88 billion  2 RICs ($2.92 B);
                                      94 PIVs              $17.06 billion  2 PIVs ($792 M);
                                      548 other accounts   $58.71 billion  62 other ($6.79 B)
                 -------------------------------------------------------------------------------------------------------------------
                 MONDRIAN:
                 Ormala Krishnan      1 RIC                $363.0 million  None                 None             (8)        (40)
                                      1 PIV                $406.0 million
                                      11 other accounts    $1.08 billion
                 -------------------------------------------------------------------------------------------------------------------
                 TRADEWINDS:
                 Peter Boardman       4 RICs               $1.80 billion
                                      9 PIVs               $906.79 million None                 None             (11)       (41)
                                      41,851 other         $11.98 billion
                                      accounts
                 ---------------------------------------------------------
                 Alberto Jimenez      4 RICs               $1.81 billion
                 Crespo               9 PIVs               $906.79 million
                                      41,848 other         $11.85 billion
                                      accounts
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      COLUMBIA WAM:
Partners
International
Small Cap
                 P. Zachary Egan      2 RICs               $4.30 billion   None                 None             (15)       (37)
                 ---------------------------------------------------------
                 Louis Mendes III     3 RICs               $5.60 billion
                 -------------------------------------------------------------------------------------------------------------------
                 BATTERYMARCH:
                 Adam Petryk          7 RICs               $2.59 billion
                                      18 PIVs              $1.43 billion   None                 None             (18)       (42)
                                      28 other accounts    $4.16 billion
                 ---------------------------------------------------------
                 Charles F. Lovejoy   3 RICs               $1.51 billion
                 --------------------
                 Christopher W. Floyd 11 PIVs              $651.76 million
                                      18 other accounts    $2.03 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Michael Alpert       1 RIC                $97.15 million                       None             (2)        (45)
Frontier                              18 other accounts    $1.44 billion   1 RIC ($97.15 M)
                 ---------------------------------------------------------                      -------------
                 Stephen Yost         1 RIC                $97.15 million                       None
                                      16 other accounts    $9.07 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global  Richard M. Parower   3 RICs               $3.40 billion                        $100,001 -
Technology                            5 PIVs               $904.02 million                      $500,000
                                      6 other accounts     $3.39 billion
                 ---------------------------------------------------------                      -------------
                 Paul H. Wick         3 RICs               $3.40 billion                        None
                                      5 PIVs               $904.02 million
                                      5 other accounts     $3.04 billion
                 ---------------------------------------------------------                      -------------
                 Reema D. Shah        3 RICs               $3.40 billion   None                 None             (2)        (36)
                                      5 PIVs               $904.02 million
                                      8 other accounts     $9.11 billion
                 ---------------------------------------------------------                      -------------
                 Ajay Diwan           3 RICs               $3.40 billion                        None
                                      5 PIVs               $904.02 million
                                      7 other accounts     $5.76 billion
                 ---------------------------------------------------------                      -------------
                 Benjamin Lu          1 RIC                $6.11 million                        $0 -
                                      2 PIVs               $41.12 million                       $10,000
                                      1 other account      $0.01 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Asia Pacific
                 Vanessa Donegan      2 PIVs               $2.17 billion   1 other ($156.61 M)  None(g)          (14)       (43)
                                      7 other accounts     $4.16 billion
                 ------------------------------------------------------------------------------
                 Rafael Polatinsky    1 PIV                $201.29 million None
                                      4 other accounts     $20.0 billion
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 120

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Emerging Markets
                 Julian A.S. Thompson 1 RIC                $832.97 million 1 RIC ($832.97 M)                     (14)       (43)
                 --------------------                                      --------------------
                 Jules Mort           4 PIVs               $984.10 million None                 None(g)
                                      2 other accounts     $29.80 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
European Equity
                 Rob Jones            3 PIVs               $169.95 million None
                                      1 other accounts     $39.35 million                       None(g)          (14)       (43)
                 ------------------------------------------------------------------------------
                 Dan Ison             4 PIVs               $211.49 million 1 PIV ($86.38 M)
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity
                 Stephen Thornber     2 RICs               $28.09 million  None
                                      3 PIVs               $779.53 million
                                      3 other accounts     $411.64 million                      None(g)          (14)       (43)
                 ------------------------------------------------------------------------------
                 Andrew Holliman      2 RICs               $7.50 million   1 RIC, 1 PIV
                                      6 PIVs               $1.63 billion   ($16.2 M)
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity
Income
                 Stephen Thornber     2 RICs               $481.64 million 1 RIC ($481.64 M)
                                      3 PIVs               $779.53 million
                                      3 other accounts     $411.64 million                      None(g)          (14)       (43)
                 ------------------------------------------------------------------------------
                 Jeremy Podger        2 RICs               $28.09 million  3 PIVs, 1 other
                                      7 PIV                $144.71 million ($96.2 M)
                                      4 other accounts     $120.63 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Extended
Alpha
                 Andrew Holliman      1 RICs               $481.64 million 1 RIC, 1 PIV
                                      6 PIVs               $1.63 billion   ($16.2 M)
                 ------------------------------------------------------------------------------
                 Jeremy Podger        1 RICs               $28.09 million  3 PIVs, 1 other      None(g)          (14)       (43)
                                      7 PIV                $692.70 million ($96.2 M)
                                      4 other accounts     $120.63 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
International
Opportunity
                 Alex Lyle            1 RIC                $552.78 million 1 RIC ($552.78 M);
                                      16 PIVs              $1.20 million   1 other ($221.18 M)
                                      30 other accounts    $2.17 billion                        None(g)          (14)       (43)
                 ------------------------------------------------------------------------------
                 Esther Perkins       1 RIC                $552.78 million 1 RIC ($552.78 M)
                                      3 other accounts     $264.31 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate     Catherine Stienstra  10 RICs              $4.40 billion   None                 None             (2)        (27)
Tax-Exempt                            11 other accounts    $6.50 billion
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth   John K. Schonberg    7 RICs               $745.93 million                                       (2)
                                      2 PIVs               $15.93 million
                                      6 other accounts     $1.12 million
                 ---------------------------------------------------------                                    ---------
                 Sam Murphy           1 RIC                $364.11 million 1 RIC ($364.11 M)    None                        (44)
                                      3 other accounts     $0.12 million
                 ---------------------------------------------------------
                 Mike Marzolf         1 RIC                $364.11 million                                     (2), (3)
                                      2 other accounts     $0.05 million
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond  Catherine Stienstra  10 RICs              $3.82 billion   None                 None             (2)        (27)
                                      11 other accounts    $6.50 billion
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High  Catherine Stienstra  10 RICs              $2.21 billion   None                 None             (2)        (27)
Income                                11 other accounts    $6.50 billion
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 121

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      LASALLE SECURITIES:
LaSalle Global
Real Estate
                 Stan J. Kraska       2 RICs               $113.0 million  4 other accounts     $10,001-         (21)       (46)
                                                                                                $50,000
                                      14 PIVs              $4.15 billion   ($539 M)
                                      29 other accounts    $2.83 billion
                 ---------------------------------------------------------                      -------------
                 George J. Noon       2 RICs               $113.0 million                       None
                 ---------------------------------------------------------                      -------------
                 Keith R. Pauley      14 PIVs              $4.15 billion                        None
                                      28 other accounts    $2.83 billion
                 --------------------------------------------------------------------------------------------
                 Ernst Jan de Leeuw   1 RIC                $87.0 million   2 other accounts     None
                                      16 PIVs              $4.20 billion   ($426 M)
                                      17 other accounts    $1.31 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      LASALLE SECURITIES:
LaSalle Monthly
Dividend Real
Estate
                 Stan J. Kraska       2 RICs               $101.0 million  4 other accounts     $10,001-         (21)       (46)
                                                                                                $50,000
                                      14 PIVs              $4.15 billion   ($539 M)
                                      29 other accounts    $2.83 billion
                 ---------------------------------------------------------                      -------------
                 George J. Noon       2 RICs               $101.0 million                       None
                 ---------------------------------------------------------                      -------------
                 Keith R. Pauley      14 PIVs              $4.15 billion
                                      28 other accounts    $2.83 billion                        None
------------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Erik Voss            3 RICs               $1.89 billion   None                 $50,001-         (2)        (26)
                                                                                                $100,000
                                      9 other accounts     $2.27 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Paul Wick            4 RICs               $851.40 million None                 Over
Communications
and Information                       5 PIVs               $1.82 billion                        $1,000,000,0-
                                                                                                00
                                      6 other accounts     $4.27 billion                                         (2)        (36)
                 --------------------------------------------------------------------------------------------
                 Ajay Diwan           4 RICs               $851.40 million None                 None
                                      5 PIVs               $1.82 billion
                                      3 other accounts     $262.42 million
                 --------------------------------------------------------------------------------------------
                 Richard Parower      3 RICs               $566.53 million None                 None
                                      5 PIVs               $1.82 billion
                                      3 other accounts     $262.42 million
                 --------------------------------------------------------------------------------------------
                 Reema Shah           3 RICs               $566.53 million None                 None
                                      5 PIVs               $1.82 billion
                                      8 other accounts     $8.15 billion
                 --------------------------------------------------------------------------------------------
                 Sangeeth Peruri      1 RIC                $56.04 million  None                 None
                                      3 PIVs               $874.60 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman Growth  Erik Voss            3 RICs               $481.64 million None                 $50,001-         (2)        (26)
                                                                                                $100,000
                                      9 other accounts     $2.27 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman Large-  Neil Eigen           6 RICs               $642.93 million 4 RICs ($544.83 M)   None
Cap Value                             2 PIVs               $149.17 million
                                      65 other accounts(d) $2.92 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Richard Rosen        6 RICs               $642.93 million 4 RICs ($544.83 M)   None
                                      2 PIVs               $149.17 million
                                      70 other accounts(d) $2.88 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Neil Eigen           6 RICs               $611.66 million 4 RICs ($513.56 M)   None
Smaller-
Cap Value                             2 PIVs               $149.17 million
                                      65 other accounts(d) $2.92 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Richard Rosen        6 RICs               $611.66 million 4 RICs ($513.56 M)   $1-$10,000
                                      2 PIVs               $149.17 million
                                      70 other accounts(d) $2.88 billion
------------------------------------------------------------------------------------------------------------------------------------




    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Wrap accounts have been counted at the sponsor level.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

(h) The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.

(i) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.




(j) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Dec. 31, 2009.




Statement of Additional Information - April 1, 2010                     Page 122

POTENTIAL CONFLICTS OF INTEREST
(1) RIVERSOURCE: Management of Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RIVERSOURCE: RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) RIVERSOURCE: The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV,
        Part II for a description of some of its policies and procedures in this regard.



Statement of Additional Information - April 1, 2010                     Page 123

(5) MDTA: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(6) RIVERSOURCE: Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource Investments' investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(7) AMERICAN CENTURY: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds.


Statement of Additional Information - April 1, 2010                     Page 124

        In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(8) MONDRIAN: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian's own interests or those of its employees and directors:

        Allocation of aggregated trades
        Mondrian may from time to time aggregate trades for a number of its clients.

        Mondrian's policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

        Allocation of investment opportunities
        Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

        Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

        All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

        See also "Side-by-side management of hedge funds" below.

        Allocation of IPO opportunities
        Initial Public Offerings ("IPO's") present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

        Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

        Dealing in investments as principal in connections with the provision of seed capital
        A conflict of interest exists when a portfolio management firm manages its own money alongside client money.



Statement of Additional Information - April 1, 2010                     Page 125

        Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

        Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

        Directorships and external arrangements
        Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

        Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

        The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual's responsibilities to Mondrian clients.

        Dual agency
        Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

        Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

        Employee personal account dealing
        There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

        Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

        Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

        Gifts and entertainment (received)
        In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

        Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

        Gifts and entertainment (given)
        In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

        Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

        Performance fees
        Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

        Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

        The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.



Statement of Additional Information - April 1, 2010                     Page 126

        Side-by-side management of hedge funds (Mondrian Alpha Funds)
        Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

        Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

        Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

        Soft dollar arrangements
        Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

        As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client's portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

        Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

        With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(9) DAVIS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(10) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of


Statement of Additional Information - April 1, 2010                     Page 127
        accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(11) TRADEWINDS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with several potential conflicts, which is not intended to be an exhaustive list:

        - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

        - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

        - Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

        Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(12) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(13) METWEST: Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.



Statement of Additional Information - April 1, 2010                     Page 128

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. A committee, comprised of the Chief Investment Officer and portfolio/relationship managers, reviews trade reports for all accounts on a daily basis.

(14) THREADNEEDLE: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(15) COLUMBIA WAM: Like other investment professionals with multiple clients, a Fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor (Columbia Wanger Asset Management) and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor's Code of Ethics and certain limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the


Statement of Additional Information - April 1, 2010                     Page 129
        product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

        A Fund's portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor's portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(16) PRINCIPAL GLOBAL: Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

        Personal Trading:
        Access Persons of Principal Global Investors, as defined in Principal Global Investors' Code of Ethics, may buy and sell for themselves securities of issuers that Principal Global Investors also trades for its clients, so long as those purchases and sales are conducted in accordance with the Code of Ethics. To avoid conflicts of interest with clients, the Code of Ethics provides for the maintenance of a master securities list that includes all securities then traded by Principal Global Investors for purchase or sale on behalf of clients. Access Persons are required to make inquiry before completing a personal securities transaction to determine whether the proposed transaction conforms to the Code of Ethics. Each calendar quarter, personnel complete a report of personal securities transaction. These reports are reviewed each quarter to determine whether anyone completing such a report has purchased or sold a security in a manner not in accordance with the Code of Ethics.

        Allocation of Trades:
        Principal Global Investors acts as investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. If, in carrying out the investment objectives of its clients, occasions arise in which Principal Global Investors deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, the Registrant may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. The Registrant will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In order to prevent conflicts of interest, Principal Global Investors has a policy and procedures in place to equitably distribute allocations of shares purchased or sold in a "bunched" trade. Principal Global Investors' policy prohibits any allocation of trades in a manner that Principal Global Investors' proprietary accounts, affiliated accounts, or any particular client(s) or group of clients receive more favorable treatment than other client accounts.

(17) ALLIANCEBERNSTEIN: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.



Statement of Additional Information - April 1, 2010                     Page 130

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(18) BATTERYMARCH: Batterymarch recognizes that actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.



Statement of Additional Information - April 1, 2010                     Page 131

          Allocation of Limited Investment Opportunities
          If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

          Allocation of Partially-Filled Transactions in Securities
          Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

          Opposite (i.e., Contradictory) Transactions in Securities
          Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

          In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

          Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

          Selection of Brokers/Dealers
          In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

          Personal Securities Transactions
          Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts.



Statement of Additional Information - April 1, 2010                     Page 132

          Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

          Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients. To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

          Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

          Performance-Based Fee Arrangements
          Batterymarch manages some accounts under performance-based fee arrangements. Batterymarch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, Batterymarch generally requires portfolio decisions to be made on a product specific basis. Additionally, Batterymarch requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers' compensation; performance analysis is reviewed on an aggregate product basis.

        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

        Batterymarch's CCO conducts a review of the firm's potential conflicts of interest and a risk assessment on an annual basis.

(19) SYSTEMATIC: Systematic Financial Management, L.P. (Systematic) is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Funds, on the one hand, and the management of other accounts, on the other. The portfolio managers oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the fee charged to a Fund to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. Additionally, the management of the Funds and other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds or other accounts. However, Systematic has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interest of its clients.

        During the normal course of managing assets for multiple clients of varying types and asset levels, the portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve security selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not impacted negatively by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies and procedures including, but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting Policy and Trade Error Policy, designed to prevent and detect conflicts when they occur. Systematic reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

(20) WEDGE: During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues



Statement of Additional Information - April 1, 2010                     Page 133
        surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or enhancing its relationship with a broker for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts.

        To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

(21) LASALLE: Since the Investment Team manages other accounts in addition to the Funds, conflicts of interest may arise in connection with the Investment Team's management of a Fund's investments on the one hand and the investments of such other accounts on the other hand. Conflicts may arise related to: (1) aggregation and allocation of securities transactions (including initial public offerings), (2) the timing of purchases and sales of the same security for different accounts and (3) different advice for different accounts, primarily driven by the account's investment objectives. LaSalle Securities US and LaSalle Securities B.V. believe that conflicts are largely mitigated by their respective Code of Ethics, which prohibits ownership by the Investment Team Members (except through a mutual fund) of securities of the type the Funds invest in, and various policies and procedures it has adopted, including the master trading schedule it maintains to proportionately allocate purchases and sales to each account by tracking the target weight for each holding and establishing the required shares to reach those targets.

STRUCTURE OF COMPENSATION
(22)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(23) RIVERSOURCE: The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives. For portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program is being discontinued and the final award under this plan covers the three-year period that started in January 2007 and ends in December 2009. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.



Statement of Additional Information - April 1, 2010                     Page 134

(24)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. With the exception of Mr. Spitz, the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Mr. Spitz receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(25) TURNER: Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(26)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(27)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or


Statement of Additional Information - April 1, 2010                     Page 135
        decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(28) AMERICAN CENTURY: The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2009, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three- year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund's true peers based on internal investment mandates. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five year performance periods.

        Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility.

        Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative or fixed income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).



Statement of Additional Information - April 1, 2010                     Page 136

        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(29) DAVIS: Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(30) SYSTEMATIC: Ron Mushock and Kevin McCreesh are limited partners of the firm and Co-Portfolio Managers for the strategy. As Partners, their compensation consists of a combination of a fixed base salary, and a share of Systematic's profits based upon each Partner's respective individual ownership position in Systematic. Although total compensation is influenced by Systematic's overall profitability and therefore is based in part on the aggregate performance of all of Systematic's portfolios, including the Fund. Compensation is not based on performance of the Fund individually. The Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The Portfolio Managers are not compensated based solely on the performance of, or the value of assets held in, the Fund or any other individual portfolio managed by Systematic.


(31) WEDGE: WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the overall growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm's investment and business success and their specific contribution to that record.

(32) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(33) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(34) METWEST: MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a long-


Statement of Additional Information - April 1, 2010                     Page 137
        term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(35)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(36)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(37) COLUMBIA WAM: As of December 31, 2008, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and incentive compensation. Typically, a high proportion of an analyst's or portfolio manager's bonus is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Bank of America restricted stock and/or options. For 2008, investments in the second plan were made through a deferred cash program. Both plans vest over three years from the date of issuance. The CWAM total incentive compensation pool, including cash and the two incentive plans, is based on formulas, with investment performance of individual portfolio managers and certain analysts, plus firm-wide investment performance, as primary drivers.

        Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance of the portfolios they manage. Performance of each Fund for purposes of portfolio manager compensation is measured relative to its primary benchmark. One and three year performance periods primarily drive incentive levels. Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider incentive compensation ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in incentive compensation levels. Incentive compensation varies by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. If a fund's performance declines, the compensation incentives available to its analysts and portfolio manager(s) also declines.

(38) PRINCIPAL GLOBAL: Principal Global Investors offers all employees a competitive total remuneration package which is reviewed on an annual basis to ensure market competitiveness. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus


Statement of Additional Information - April 1, 2010                     Page 138
        variable annual bonus (incentive compensation). Incentive compensation for equity portfolio managers is derived from a profit pool based and allocated to individuals based on relative investment performance and other subjective factors such as team profitability, individual performance and collaborative efforts. A percentage (75%) of the profit pool is delivered in the form of cash with the balance of the pool (25%) deferred for a 3 year period in the form of co-investment and Principal Financial Group equity. Individual co-investment aligns portfolio managers' deferred compensation with the fund or strategy they manage thereby providing a more aligned interest with their respective client's interests.

        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Investment performance incentive payout starts at 66th percentile and reaches 100% at the 25th percentile for the 1, 3, and 5-year periods. 2% of incentive payout is achieved at 66th percentile. No payout is realized if performance is below 67th percentile.

        As a wholly-owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount every six months. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan
        (ESOP) through which they can buy additional company stock.

(39) ALLIANCEBERNSTEIN: AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein's publicly traded securities, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(40) MONDRIAN: Mondrian has the following programs in place to retain key investment staff:

        1. Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

        2. Profit Sharing Bonus Pool -- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

        3. Equity Ownership -- Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 67% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel.


Statement of Additional Information - April 1, 2010                     Page 139

           The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

        Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

        At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Compensation Committee

        In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

        Defined Contribution Pension Plan
        All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

        Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(41) TRADEWINDS: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

        Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

        - Overall performance of client portfolios;

        - Objective review of stock recommendations and the quality of primary research;

        - Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

        To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

        Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(42) BATTERYMARCH: In addition to customary employee benefits (e.g., medical coverage), Batterymarch's compensation for investment professionals includes:

        - competitive base salaries;

        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

        - corporate profit-sharing; and

        - annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for at least 31 months to receive payment).

        Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is generally not analyzed by any individual client portfolios. Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Lastly, portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

(43) THREADNEEDLE: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan ("EIP") linked to measures of Threadneedle's corporate success. Threadneedle believes this encourages longevity of service.

        The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.



Statement of Additional Information - April 1, 2010                     Page 140

        The split of the profit share focuses on three key areas of success:

        - Performance of own funds and research recommendations,

        - Performance of all portfolios in the individual's team,

        - Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

        Consideration of the individual's general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

        - Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

        - Intra-team discussion, stock research and investment insights,

        - Marketing support, including written material and presentations.

        It is important to appreciate that in order to maximize an individual's rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle's investment principles of sharing ideas and effective communication.

(44)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(45)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by the short term (typically one-year) and long-term (typically three-year and five-year) performance of the accounts managed by the portfolio managers, including the fund, in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(46) LASALLE: Compensation for Investment Team Members consists of a base salary and incentive compensation that is based primarily upon performance of the particular Investment Team and that of the subadviser with which an Investment Team Member is employed, and meeting financial objectives for the Investment Team. The annual performance of clients' portfolios and/or the performance of stock recommendations against a sector index (generally the NAREIT-Equity REITs Index or the Wilshire REIT Index in respect of the Investment Team Members of LaSalle Securities US, or the EPRA Euro Zone Index and EPRA Europe Index in respect of the Investment Team Member of LaSalle Securities B.V.) is one factor included in professional employee evaluations, but compensation is not directly linked to these performance criteria.



Statement of Additional Information - April 1, 2010                     Page 141

        In addition, equity ownership in Jones Lang LaSalle, the subadvisers' publicly-traded parent, is available to and expected of senior professionals. The major components of Jones Lang LaSalle's comprehensive equity ownership program are: (1) Stock Ownership
        Program -- credits employees with a portion of their incentive compensation in the form of restricted stock; (2) Employee Stock Purchase Plan -- program through which employees may elect to purchase shares of Jones Land LaSalle through a payroll deduction plan (available to employees of LaSalle Securities US) and; (3) Stock Award Incentive Plan rewards key employees of the firm with stock awards, in the form of restricted stock units, based on the strength of their individual contributions.



Statement of Additional Information - April 1, 2010                     Page 142

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                       ------------------------------------------------------------------------------------------
                                                          $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                   $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity        0.080%            0.075%            0.070%             0.060%             0.050%
RiverSource Absolute Return Currency
  and Income
RiverSource Disciplined International
  Equity
RiverSource Disciplined Small Cap
  Value
RiverSource Emerging Markets Bond
RiverSource Global Bond
RiverSource LaSalle Global Real
  Estate
RiverSource Partners International
  Select Growth
RiverSource Partners International
  Select Value
RiverSource Partners International
  Small Cap
RiverSource Partners Small Cap Value
RiverSource Small Company Index
RiverSource Strategic Allocation
Seligman Frontier
Seligman Global Technology
Seligman Smaller-Cap Value
Threadneedle Asia Pacific
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle Global Equity Income
Threadneedle Global Extended Alpha
Threadneedle International
  Opportunity
---------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt           0.070%            0.065%            0.060%             0.050%             0.040%
RiverSource Diversified Bond
RiverSource Floating Rate
RiverSource High Yield Bond
RiverSource Income Opportunities
RiverSource Inflation Protected
RiverSource Intermediate Tax-Exempt
RiverSource Limited Duration Bond
RiverSource Minnesota Tax-Exempt
RiverSource New York Tax-Exempt
RiverSource Short Duration U.S.
  Government
RiverSource Strategic Income
  Allocation
RiverSource Tax-Exempt Bond
RiverSource Tax-Exempt High Income
RiverSource U.S. Government Mortgage
Seligman California Municipal High-
  Yield
Seligman California Municipal Quality
Seligman Minnesota Municipal
Seligman National Municipal
Seligman New York Municipal
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 143

                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                       ------------------------------------------------------------------------------------------
                                                          $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                   $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                        0.060%            0.055%            0.050%             0.040%             0.030%
RiverSource Cash Management
RiverSource Disciplined Equity
RiverSource Disciplined Large Cap
  Growth
RiverSource Disciplined Large Cap
  Value
RiverSource Disciplined Small and Mid
  Cap Equity
RiverSource Diversified Equity Income
RiverSource Dividend Opportunity
RiverSource Equity Value
RiverSource Government Money Market
RiverSource LaSalle Monthly Dividend
  Real Estate
RiverSource Mid Cap Growth
RiverSource Mid Cap Value
RiverSource Partners Fundamental
  Value
RiverSource Precious Metals and
  Mining
RiverSource Real Estate
RiverSource S&P 500 Index
RiverSource Recovery and
  Infrastructure
Seligman Capital
Seligman Communications and
  Information
Seligman Growth
Seligman Large-Cap Value
Seligman TargETFund 2015
Seligman TargETFund 2025
Seligman TargETFund 2035
Seligman TargETFund 2045
Seligman TargETFund Core
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic
  Income                                    0.020%            0.020%            0.020%             0.020%             0.020%
RiverSource Income Builder Enhanced
  Income
RiverSource Income Builder Moderate
  Income
RiverSource Portfolio Builder
  Aggressive
RiverSource Portfolio Builder
  Conservative
RiverSource Portfolio Builder
  Moderate
RiverSource Portfolio Builder
  Moderate Aggressive
RiverSource Portfolio Builder
  Moderate Conservative
RiverSource Portfolio Builder Total
  Equity
RiverSource Retirement Plus 2010
RiverSource Retirement Plus 2015
RiverSource Retirement Plus 2020
RiverSource Retirement Plus 2025
RiverSource Retirement Plus 2030
RiverSource Retirement Plus 2035
RiverSource Retirement Plus 2040
RiverSource Retirement Plus 2045
---------------------------------------------------------------------------------------------------------------------------------







Statement of Additional Information - April 1, 2010                     Page 144

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES


----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2010             2009            2008        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                 $   45,313       $   56,956      $   38,041(a)     0.020%
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income                  38,950           54,275          45,848(a)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income                  78,128          108,149          82,229(a)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                    89,504           96,644         110,897        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative                  45,451           36,929          26,665        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                     201,685          193,553         183,783        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive          186,977          205,250         223,400        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative                                              75,988           72,830          62,617        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity                  75,724           84,413         101,924        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                                   69,721          101,230         158,059        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                            293,026          446,427         738,676        0.080
-----------------------------------------------------------------------------------------------------------------
                                                          2009              2008           2007
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Equity Value                                   448,794          680,124         674,042        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                      64,531           77,686          67,215        0.060
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                        31,071           13,416(b)          N/A        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                      4,214(c)           N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                             2,441            3,623           1,779(d)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                             4,449            5,483           1,861(d)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                             4,871            7,572           2,961(d)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                             5,145            7,280           2,293(d)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                             5,001            7,160           2,579(d)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                             3,258            4,249           1,548(d)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                             2,051            4,915           2,928(d)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                             1,726            1,670             586(d)     0.020
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                                722,190        1,069,014       1,259,292        0.066
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                     374,303          594,407         645,012        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                       277,260          565,329         754,675        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                 521,265          541,748         623,283        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                       252,478          285,601         196,713        0.070
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                           642,082        1,033,158         884,333        0.057
-----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                                     91,566          132,646         153,117        0.060
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 145

----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2009             2008            2007        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Cash Management                             $2,132,989       $2,507,729      $2,141,669        0.051%
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity                           1,094,618        1,701,542       1,224,572        0.054
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity            77,180           38,114          24,904        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                     34,017           30,592          20,681        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                                  253,669          398,924         378,190        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                           219,083          202,872         242,883        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities                 515,776          399,972         209,028        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                          123,147          115,529         105,993        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                          113,317          122,235         122,586        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                             2,122,615        2,012,548       1,752,212        0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                           212,293          215,249         234,353        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                             37,590           41,455          47,710        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Balanced                                       331,811          519,542         623,784        0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                   203,583          101,276          11,405(e)     0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                     69,490              662(f)          N/A        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                    1,985,768        3,272,256       3,449,519        0.048
-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                                  946,227        1,335,281       1,196,773        0.054
-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                           962,590        1,505,894       1,340,234        0.076
-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                    137,849          115,139          21,493(e)     0.070
------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield*                    7,436              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality*                       8,837              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal*                               14,896              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman National Municipal*                                42,999              N/A             N/A        0.069
-----------------------------------------------------------------------------------------------------------------
Seligman New York Municipal*                                17,197              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015*                                    4,585              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025*                                    5,686              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035*                                    1,661              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045*                                      835              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core*                                   10,074              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 146

----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2009             2008            2007        FUND ASSETS
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income         $  417,444       $  373,454      $   79,761        0.080%
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity               282,974          549,173         209,295        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                          146,703          131,334          78,549        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                                    401,109          572,976         388,646        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth           282,773          511,522         490,174        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Value            651,133        1,395,090       1,759,221        0.078
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap                38,884           79,183          92,062        0.080
-----------------------------------------------------------------------------------------------------------------
Seligman Frontier*                                          10,073              N/A             N/A        0.030
-----------------------------------------------------------------------------------------------------------------
Seligman Global Technology*                                102,757              N/A             N/A        0.040
-----------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                                  7,807(g)             N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              280,656          498,019         503,279        0.079
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                50,304           96,107         105,886        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                 340,869          549,601         611,621        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                           16,780            1,528(h)          N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                           4,908            1,256(h)          N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     281,413          460,205         540,718        0.080
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                         61,016           52,367          57,618        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                                 339,961          471,791         652,889        0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                                453,062          463,150         525,515        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                       1,428,680        1,603,416       1,823,812        0.063
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market*                        41,094              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate*                      5,942              N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate*            7,968              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman Capital*                                           68,772              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman Communications and Information*                   868,517              N/A             N/A        0.050
-----------------------------------------------------------------------------------------------------------------
Seligman Growth*                                           299,785              N/A             N/A        0.055
-----------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value*                                   76,758              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value*                                 96,841              N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------




     * Prior to June 15, 2009 for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal, Seligman New York Municipal, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, Seligman TargETFund 2045, Seligman TargETFund Core, Seligman Global Technology, RiverSource Government Money Market, RiverSource LaSalle Global Real Estate and RiverSource LaSalle Monthly Dividend Real Estate and prior to June 29, 2009 for Seligman Capital, Seligman Frontier, Seligman Communications and Information, Seligman Growth, Seligman Large-Cap Value and Seligman Smaller-Cap Value, and for Seligman National, prior to Aug. 31, 2009, the fund did not pay a separate administrative services fee. Fees for administration services were included in the fund's management fees as charged by the fund's pervious investment manager.

(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(g) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.

(h) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.



Statement of Additional Information - April 1, 2010                     Page 147

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the purchase, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00


                               MONEY MARKET FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for RiverSource Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50



CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W, CLASS Y AND CLASS
Z. For Class E, Class R2, Class R3, Class R4, Class R5, Class W, Class Y and Class Z, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:



Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y    Class Z
-------    --------    --------    --------    --------    -------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%      0.20%



In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The transfer agent also charges an annual fee of $3 per account serviced directly by the fund or its designated agent for Class A, Class B and Class C shares. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.



Statement of Additional Information - April 1, 2010                     Page 148

* Currently, not all funds offer classes of shares that are subject to this fee. You can reference Table 8 for the classes of shares your fund offers.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc., an indirect wholly-owned subsidiary of RiverSource Investments, 50611 Ameriprise Financial Center, Minneapolis, MN 55474, serves as the funds' principal underwriter and distributor. Prior to June 1, 2009, for RiverSource and Threadneedle funds, RiverSource Distributors, Inc. also served as principal underwriter and distributor to the funds. Prior to Oct. 1, 2007, for RiverSource and Threadneedle funds, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. Prior to Nov. 7, 2008, for Seligman funds, Seligman Advisors, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2010           2009            2008              2010           2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder       $     245,462  $     466,216   $     688,587(a)  $     (86,426) $     (21,562)   $     (56,086)(a)
Basic Income
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder             189,070        296,977         831,981(a)        (27,745)          (533)         176,661(a)
Enhanced Income
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder             293,969        654,937       1,279,681(a)       (109,209)        77,641           34,001(a)
Moderate Income
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        1,656,276      2,081,242       2,848,037           417,384        552,795          799,417
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder          524,245        528,590         384,348             8,450         16,829            4,989
Conservative
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        2,911,626      3,277,766       3,944,827           507,020        661,689          702,939
Moderate
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        3,171,640      4,181,445       5,635,597           795,856      1,125,393        1,613,677
Moderate Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder          885,194        982,012       1,088,559           111,387        153,386          140,630
Moderate Conservative
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        1,059,706      1,561,130       2,257,735           202,573        319,114          471,536
Total Equity
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                  N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Small Company Index        265,422        365,094         563,878           265,422        317,088          117,897
-----------------------------------------------------------------------------------------------------------------------------------

                                      2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value               374,068        496,313         928,630            65,246         16,594           86,064
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and        159,379        192,503         178,460            55,468         50,572           33,944
Mining
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian           57,137        149,480(b)          N/A             5,429         46,196(b)           N/A
Equity
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Recovery and               221,190(c)         N/A             N/A            (7,085)(c)        N/A              N/A
Infrastructure
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus              7,536         32,694           2,283(d)          1,465         11,266           (6,048)(d)
2010
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             17,354         70,298          35,493(d)          5,173         50,360           27,942(d)
2015
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             26,015         41,850          35,121(d)         12,539         21,519           23,828(d)
2020
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             21,208         49,187          38,880(d)          7,872         25,003           25,335(d)
2025
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             19,999         51,530          29,205(d)          9,336         28,063           15,221(d)
2030
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             14,670         31,469          21,303(d)          6,101         19,162           13,718(d)
2035

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 149

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus      $      17,700  $      39,332   $      14,822(d)  $       8,815  $      21,208    $       7,670(d)
2040
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus             16,697         23,890          10,606(d)          6,510         12,087            5,832(d)
2045
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond            974,983        882,107       1,787,813           108,896         41,174          139,630
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   494,967        766,263       1,266,023            43,220         58,252          158,689
Fundamental Value
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap         287,969        607,350       1,147,620            38,780        117,005          249,915
Value
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S.        530,165        660,354         962,025           107,433       (152,827)         (85,482)
Government
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government            101,207        136,891         252,402           (70,344)      (116,397)         (67,241)
Mortgage
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                   798,182      1,648,530       2,653,148            39,934        206,622          266,495
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                 98,301        211,915         813,437            18,158         63,306          218,298
-----------------------------------------------------------------------------------------------------------------------------------




FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management            367,743        339,219         437,392           367,712        339,111          423,832
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity         261,402        412,821         661,751            67,822         85,890          140,529
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small           24,097         26,228          55,865             7,132          7,923            9,445
and Mid Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small            8,386          6,647          15,644             2,011          1,943            1,960
Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate              189,836        380,143       1,282,342            11,806       (174,369)        (554,729)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income                     951,690        135,655         320,351           251,745        (11,090)          (6,952)
Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected        332,292        407,706         105,703           101,013         51,044           18,732
Securities
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration           145,544         92,255         136,687            17,573          9,475           28,890
Bond
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-             92,347         91,928         150,760             9,806          5,945           46,117
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond         1,922,949      1,992,222       2,340,251           (92,219)       176,513          419,415
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-             406,782        463,447         338,160            84,001         37,217           12,594
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt         20,992         29,401          43,518             8,033          8,217            6,984
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                   189,413        287,586         474,702            39,038         36,359           32,524
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large           69,425         87,685          20,834(e)         15,099         30,621            5,197(e)
  Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large            2,270              0(f)          N/A               566              0(f)           N/A
  Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity       3,383,179      6,331,545       9,553,810           496,151      1,204,186        1,407,616
  Income
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value              954,172      2,444,490       3,538,910           207,568        898,395          862,120
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                2,055,294      5,371,458       8,570,846           347,495      1,321,113        1,738,063
  Allocation
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income           600,969        400,285         267,319(e)          2,484         28,302           26,129(e)
  Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal           37,316         98,702          18,611            36,272         13,104            3,125
  High-Yield
-----------------------------------------------------------------------------------------------------------------------------------

Seligman California Municipal           60,005         37,798          15,149            56,335          5,413            2,159
  Quality
-----------------------------------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal            66,716         49,497          35,607            55,756          6,427            4,740

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 150

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
                                      2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
Seligman National Municipal      $     222,346  $      57,892   $      18,992     $     199,904  $       7,651    $       3,601
-----------------------------------------------------------------------------------------------------------------------------------

Seligman New York Municipal            166,632         48,724          31,659           157,302          7,550            6,334
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                22,260         77,218         242,913            22,260          9,521           25,977
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2025                26,925         79,939         188,122            26,925          9,918           19,976
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                 3,094         13,483          13,573             2,975          1,677            1,493
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045                 7,658         27,815           7,910             7,508          3,493              791
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund Core                24,251        126,638         297,932            24,251         15,617           30,512
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return            118,256        288,047          10,519            40,664         52,383            3,448
  Currency and Income
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                 61,779        168,692         130,761             8,596         36,899           14,894
  International Equity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets            70,770         41,906          25,743            28,245         10,486            1,421
  Bond
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                218,412        391,577         314,002            32,697        118,930          215,442
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                   213,399        560,302         885,940            43,200        118,125          226,007
  International Select Growth
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                   580,503      1,584,444       4,085,674            68,413        235,164          641,699
  International Select Value
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                    53,930         88,479         164,026            26,245         20,053           19,649
  International Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier                        1,357         10,431          25,638               735          1,351            3,856
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology             221,563        265,528         309,290           184,936        233,685          274,719
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific(g)               N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          558,505        780,872         886,062           140,308     (4,109,358)      (7,004,024)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity            68,398        124,828         226,464            19,191         35,391           90,745
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             361,007        800,774         896,578            60,748        114,011           99,098
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              38,564         18,558(h)          N/A             7,576          4,340(h)           N/A
Income
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended             8,674          1,795(h)          N/A             3,445            307(h)           N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             168,431        319,850         501,090            37,276         49,744           56,669
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-           75,578         59,348          62,985             3,223           (792)         (10,183)
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth             453,947        360,393         608,683           131,709         59,123          115,052
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond            477,836        319,831         313,115           100,280         64,831          (19,725)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High          1,164,712      1,042,555       1,182,244           192,881        151,444          181,059
Income

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 151

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
                                      2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Government Money     $      22,845            N/A             N/A     $      22,830            N/A              N/A
Market
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real         14,337          4,931         439,574            13,946            638           50,672
Estate
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly             15,219         19,987          95,027            14,907          2,839           10,193
Dividend Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital                        30,899         34,577          66,383            27,966          6,030           11,356
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and          3,487,463      1,478,105       2,850,171         3,197,170        187,649          320,100
Information
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth                        336,636         43,178          48,116           115,283         11,948           10,926
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                83,550        112,370          67,382            72,301         14,405            8,773
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value              73,571         31,742          65,218            39,883          4,542            8,361
-----------------------------------------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(g) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.

(h) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:


FOR FUNDS OTHER THAN RIVERSOURCE CASH MANAGEMENT:


    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:


Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% of the 1.00% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.


    For Class R2 and Class R3, up to the entire amount of the fee shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% of the 0.50% fee may be reimbursed for shareholder servicing expenses. In addition, for RiverSource Government Money Market, the distributor has currently agreed not to be reimbursed by the fund for fees equal to 0.15% of the 0.25% fee for Class A and 0.25% of the 1.00% fee for Class B and Class C.



FOR RIVERSOURCE CASH MANAGEMENT:

    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for RiverSource Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class R2   Class W
-------   -------   -------   --------   -------
 0.10%     0.85%     0.75%      0.50%     0.10%


    For Class B, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.10% of the 0.85% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to


Statement of Additional Information - April 1, 2010                     Page 152
    fund shareholders. The distributor has currently agreed not to be reimbursed by the fund for distribution (12b-1) fees equal to 0.10% of the 0.85% fee for Class B and 0.25% for Class R2.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries and expenses related to printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the fund (Independent Directors), if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Independent Directors and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of Independent Directors is the responsibility of the other Independent Directors. Independent Directors do not have any direct or indirect financial interest in the operation of the Plan or any related agreement.



Statement of Additional Information - April 1, 2010                     Page 153

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES


FUND                                CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------
RiverSource RiverSource          $  471,671   $  273,352   $  105,503       N/A       N/A       N/A           N/A
Income Builder Basic Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder          420,462      181,976       83,149       N/A       N/A       N/A           N/A
Enhanced Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder          843,392      386,458      146,186       N/A       N/A       N/A           N/A
Moderate Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       906,136      651,430      196,648       N/A       N/A       N/A           N/A
Aggressive
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       427,544      415,794      145,696       N/A       N/A       N/A           N/A
Conservative
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder     2,010,066    1,572,878      469,838       N/A       N/A       N/A           N/A
Moderate
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder     1,896,292    1,394,436      362,267       N/A       N/A       N/A           N/A
Moderate Aggressive
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       744,235      615,354      206,862       N/A       N/A       N/A           N/A
Moderate Conservative
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       769,440      529,603      177,552       N/A       N/A       N/A           N/A
Total Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index               N/A          N/A          N/A   $54,437       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Small Company           781,451      482,501          N/A       N/A       N/A       N/A           N/A
Index
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value          1,688,097      830,333       44,669       N/A  $     18  $    353    $        9
-------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals         229,611      135,038       20,903       N/A       N/A       N/A           N/A
and Mining
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian        78,294       18,994       10,617       N/A       N/A       N/A           N/A
Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and              9,478        3,157        1,947       N/A         9         5           N/A
Infrastructure(a)
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           8,900          N/A          N/A       N/A        18         9           N/A
2010
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus          13,407          N/A          N/A       N/A        18         9           N/A
2015
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           8,463          N/A          N/A       N/A        19         9           N/A
2020
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           5,737          N/A          N/A       N/A        20         9           N/A
2025
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           8,216          N/A          N/A       N/A        21        10           N/A
2030
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           3,286          N/A          N/A       N/A        17         9           N/A
2035
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           3,151          N/A          N/A       N/A        18        11           N/A
2040
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           2,870          N/A          N/A       N/A        17         9           N/A
2045
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------

RiverSource High Yield Bond       2,194,454    1,126,604      154,385       N/A        47     1,124        32,692
-------------------------------------------------------------------------------------------------------------------

RiverSource Partners              1,016,187      892,153       98,358       N/A       N/A       N/A           N/A
Fundamental Value
-------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small          587,080      760,649       67,562       N/A     1,288        28           N/A
Cap Value
-------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration        1,393,600    1,284,921      111,382       N/A       N/A       N/A            11
U.S. Government
-------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government         213,851      267,370       40,318       N/A       N/A       N/A           N/A
Mortgage
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------
RiverSource Dividend              2,154,545    1,012,961      150,461       N/A        18         9             8
Opportunity
-------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate             137,477       83,293        9,596       N/A       N/A       N/A             5

-------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 154

FUND                                CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management      $4,078,135   $  863,598   $   77,611       N/A       N/A       N/A    $   50,965
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined           1,808,099      231,197       20,366       N/A  $     14  $      7     2,229,343
Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small        26,259        9,361        2,044       N/A       N/A       N/A       233,585
and Mid Cap Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small        24,904        3,242          642       N/A        14         8           N/A
Cap Value
-------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate           512,870      162,968      144,229       N/A       N/A       N/A             9
-------------------------------------------------------------------------------------------------------------------
RiverSource Income                  468,741      249,052      113,732       N/A       N/A       N/A           N/A
Opportunities
-------------------------------------------------------------------------------------------------------------------
RiverSource Inflation               579,520      348,185      110,716       N/A       N/A       N/A       553,667
Protected Securities
-------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration        165,150       74,699       23,364       N/A       N/A       N/A            11
Bond
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-         388,632       39,496       24,784       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond      4,876,489    2,344,842      378,881       N/A       135        23     1,433,055
-------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-          703,042      127,738       92,844       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-           124,348       32,203        7,408       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------
RiverSource Balanced              1,240,431      190,901       34,422       N/A        54       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large       285,822       31,420       14,405       N/A        31        16       148,342
Cap Growth
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large         2,658          717          132       N/A        33        16       203,257
Cap Value
-------------------------------------------------------------------------------------------------------------------
RiverSource Diversified           7,673,291    4,133,298      654,310       N/A    32,750   224,770             7
Equity Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value         2,975,723    1,048,865      359,404       N/A    56,692    82,312             7
-------------------------------------------------------------------------------------------------------------------
RiverSource Strategic             2,727,681    1,272,157      456,933       N/A        16         8           N/A
Allocation
-------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income        421,534      206,718       76,158       N/A        23        11           N/A
Allocation
-------------------------------------------------------------------------------------------------------------------
Seligman California Municipal        42,842          N/A       54,350       N/A       N/A       N/A           N/A
High-Yield
-------------------------------------------------------------------------------------------------------------------
Seligman California Municipal        54,798          N/A       34,584       N/A       N/A       N/A           N/A
Quality
-------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal         99,128          N/A        9,092       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman National Municipal         461,232          N/A      105,746       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal          99,753          N/A       67,646       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015             29,037          N/A      116,119       N/A     7,361       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025             34,200          N/A      114,588       N/A    11,757       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035             10,620          N/A       17,945       N/A     6,060       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045              6,401          N/A        6,705       N/A     3,486       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core             45,600          N/A      289,930       N/A    41,727       N/A           N/A

-------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 155

FUND                                CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return      $  416,349   $   35,353   $   98,315       N/A       N/A       N/A    $  530,074
Currency and Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined             115,524       76,758        9,922       N/A  $     15  $      7       530,215
International Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets         35,486       15,974        3,265       N/A       N/A       N/A       254,174
Bond
-------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond             593,225      367,588       44,351       N/A       N/A       N/A       147,100
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                414,628      250,377       42,614       N/A       110       N/A           N/A
International Select Growth
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners              1,476,812      892,831      106,186       N/A       N/A       N/A           N/A
International Select Value
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                 57,422       42,653        4,096       N/A       N/A       N/A           N/A
International Small Cap
-------------------------------------------------------------------------------------------------------------------
Seligman Frontier                    56,264       11,282       86,834       N/A       453         3           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Global Technology          469,642       85,618      559,118       N/A    15,300         3           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific(b)            N/A          N/A          N/A       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       715,248      302,533       99,973       N/A    13,518       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity        134,391       81,471        9,558       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          884,744      362,565       57,394       N/A       192         8             8
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity           38,589       17,080        2,551       N/A        36        18           N/A
Income
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended          5,199        2,820        1,035       N/A        36        18           N/A
Alpha
-------------------------------------------------------------------------------------------------------------------
Threadneedle International          576,787      226,132       30,118       N/A     1,240         8           N/A
Opportunity
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-       197,660       44,588       36,432       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth        1,123,363      500,167       46,013       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond       1,580,370      189,971       72,103       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High       5,482,675      487,040      137,058       N/A       N/A       N/A           N/A
Income
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Government Money         54,819       51,551      133,682       N/A     6,985       N/A           N/A
Market(c)
-------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global           15,681          N/A       27,290       N/A       248         6           N/A
Real Estate
-------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly          15,884       20,254       84,243       N/A    15,651         6           N/A
Dividend Real Estate
-------------------------------------------------------------------------------------------------------------------
Seligman Capital                    350,797       65,892      404,801       N/A    42,283         6           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Communications and       5,402,710    1,008,895    5,611,229       N/A   133,982        11           N/A
Information
-------------------------------------------------------------------------------------------------------------------
Seligman Growth                   1,283,827      316,419      239,516       N/A     4,129         5           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value            324,397       67,910      372,709       N/A    34,736         6           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value          274,250      132,950      382,137       N/A    43,885         5           N/A
-------------------------------------------------------------------------------------------------------------------




(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(b) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

(c) Effective March 27, 2009, Class C2 shares converted to Class A shares. The amount attributable to Class C2 prior to the conversion is $4,804.



Statement of Additional Information - April 1, 2010                     Page 156

FOR FUNDS WITH CLASS B AND CLASS C SHARES:


The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed ("unreimbursed expense") for Class B and Class C shares. These amounts are based on the most recent information available as of Jan. 31, 2010 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


                  TABLE 24. UNREIMBURSED DISTRIBUTION EXPENSES




                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
                                                   CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund      $    74,000          5.23%  $    15,000          0.73%
-------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and            70,000          4.78%       25,000          0.36%
Income Fund
-------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund                          721,000          4.29%       32,000          0.34%
-------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund              83,000          3.13%       32,000          1.01%
-------------------------------------------------------------------------------------------------------
RiverSource Cash Management Fund                 5,999,000         11.11%       44,000          0.86%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Equity Fund                354,000          0.17%       47,000          0.20%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity       332,000          5.15%       13,000          1.27%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Growth Fund      166,000          4.78%       14,000          0.94%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Value Fund         9,000         11.21%        1,000          2.28%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap           53,000          5.80%        4,000          1.60%
Equity Fund
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value Fund        16,000          6.96%        2,000          2.28%
-------------------------------------------------------------------------------------------------------

RiverSource Diversified Bond Fund                7,988,000          4.40%      309,000          0.52%
-------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity Income Fund      15,974,000          4.46%      734,000          1.05%
-------------------------------------------------------------------------------------------------------

RiverSource Dividend Opportunity Fund            3,381,000          4.52%      203,000          1.03%
-------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond Fund             134,000          4.85%       50,000          5.01%
-------------------------------------------------------------------------------------------------------

RiverSource Equity Value Fund                    1,422,000          2.98%       46,000          1.00%
-------------------------------------------------------------------------------------------------------

RiverSource Floating Rate Fund                     822,000          6.61%       91,000          0.57%
-------------------------------------------------------------------------------------------------------

RiverSource Global Bond Fund                     1,200,000          4.14%       85,000          1.27%
-------------------------------------------------------------------------------------------------------

RiverSource Government Money Market Fund           123,000          2.58%    2,891,000         20.18%
-------------------------------------------------------------------------------------------------------

RiverSource High Yield Bond Fund                 3,446,000          3.43%      176,000          0.24%
-------------------------------------------------------------------------------------------------------

RiverSource Income Builder Basic Income Fund     1,780,000          7.12%       89,000          0.72%
-------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income       1,221,000          7.15%       59,000          0.67%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income       2,370,000          6.75%      102,000          0.66%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Income Opportunities Fund            1,632,000          4.39%      295,000          0.54%
-------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities       1,137,000          5.14%      177,000          1.07%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt Fund           121,000          3.44%       44,000          0.88%
-------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund            N/A            N/A      787,000         26.67%
-------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real           33,000          1.48%      319,000          3.28%
Estate Fund
-------------------------------------------------------------------------------------------------------

RiverSource Limited Duration Bond Fund             676,000          5.46%      388,000          1.04%
-------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Growth Fund                  1,744,000          3.45%       85,000          0.98%
-------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Value Fund                   4,431,000          4.50%      266,000          0.64%
-------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund              221,000          2.43%      144,000          0.90%
-------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund                63,000          2.93%       11,000          1.11%
-------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental Value Fund      2,472,000          4.34%      123,000          1.42%
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Select          972,000          4.15%       75,000          0.83%
Growth Fund
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Select        3,808,000          5.03%      168,000          1.62%
Value Fund
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap       226,000          5.71%        8,000          1.65%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap Value Fund        2,006,000          3.27%      106,000          1.49%
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund    3,222,000          4.63%      165,000          0.61%
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Conservative       2,275,000          5.84%      158,000          0.86%
Fund

-------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 157

                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
                                                   CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate         $ 7,016,000          4.88%  $   375,000          0.83%
Aggressive Fund
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate           3,318,000          5.52%      239,000          0.91%
Conservative Fund
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund      8,493,000          5.20%      512,000          0.85%
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity       2,632,000          4.70%      138,000          0.54%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and Mining Fund        419,000          3.31%       53,000          1.48%
-------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                       408,000          6.60%       14,000          1.31%
-------------------------------------------------------------------------------------------------------

RiverSource Recovery and Infrastructure Fund       259,000          1.72%       32,000          0.20%
-------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government       3,602,000          4.95%      145,000          0.51%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Small Company Index Fund             1,467,000          3.33%          N/A            N/A
-------------------------------------------------------------------------------------------------------

RiverSource Strategic Allocation Fund            6,090,000          5.85%      376,000          0.88%
-------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation Fund     1,272,000          4.93%      118,000          0.71%
-------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond Fund                   424,000          2.94%       77,000          0.90%
-------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income Fund            960,000          2.60%      163,000          1.03%
-------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage Fund          909,000          4.87%       46,000          1.00%
-------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield Fund          N/A            N/A      204,000          3.41%
-------------------------------------------------------------------------------------------------------

Seligman California Municipal Quality Fund             N/A            N/A      243,000          6.95%
-------------------------------------------------------------------------------------------------------

Seligman Capital Fund                               82,000          1.46%    5,179,000         12.25%
-------------------------------------------------------------------------------------------------------

Seligman Communications and Information Fund     1,132,000          1.13%   20,589,000          3.14%
-------------------------------------------------------------------------------------------------------

Seligman Frontier Fund                              16,000          1.45%    1,286,000         14.20%
-------------------------------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund              20,000          1.13%    3,717,000         16.70%
-------------------------------------------------------------------------------------------------------

Seligman Global Technology Fund                    101,000          0.44%    4,582,000          6.33%
-------------------------------------------------------------------------------------------------------

Seligman Growth Fund                               182,000          0.20%    1,951,000          6.90%
-------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value Fund                      104,000          1.81%    2,941,000          7.24%
-------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal Fund                      N/A            N/A       92,000          6.69%
-------------------------------------------------------------------------------------------------------

Seligman National Municipal Fund                       N/A            N/A      401,000          1.15%
-------------------------------------------------------------------------------------------------------

Seligman New York Municipal Fund                       N/A            N/A      268,000          3.19%
-------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund                     56,000          0.22%    2,728,000          6.15%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                               N/A            N/A    1,000,000          9.07%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2025                               N/A            N/A    1,064,000          8.30%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                               N/A            N/A      327,000         12.64%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045                               N/A            N/A      191,000         18.18%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund Core                               N/A            N/A    1,783,000          6.51%
-------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets Fund               1,230,000          3.10%       82,000          0.26%
-------------------------------------------------------------------------------------------------------

Threadneedle European Equity Fund                  189,000          3.16%       21,000          1.77%
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                  1,367,000          4.28%       76,000          0.74%
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income Fund              97,000          4.51%        6,000          1.19%
-------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha Fund             36,000          9.10%        1,000          0.72%
-------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund        764,000          3.94%       62,000          0.83%
-------------------------------------------------------------------------------------------------------



PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer


Statement of Additional Information - April 1, 2010                     Page 158
agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary's organization, including placement of the fund on the financial intermediary's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Below is a list of firms that the distributor and its affiliates make payments to for the above described services.

- ACS HR Solutions

- ADP Broker-Dealer, Inc.

- American Century Investment Management, Inc. and American Century Investment Services, Inc.

- Ameriprise Financial Services, Inc./American Enterprise Investment Services, Inc.

- Associated Securities Corp.

- Benefit Plans Administrative Services, Inc. and Community Bank System, Inc.

- Boston Financial Data Services, Inc.

- Charles Schwab Trust Company

- Charles Schwab and Company, Inc.

- Citigroup Global Markets Inc.

- Columbia Management Advisors, LLC and Columbia Management Distributors, Inc.

- Digital Retirement Solutions, Inc.

- Expertplan, Inc.

- Fidelity Brokerage Services/National Financial Services

- Fidelity Investments Institutional Operations Company/Fidelity Investments Institutional Service Company

- FTJ Fund Choice, LLC

- GWFS Equities, Inc.

- Hartford Life Insurance Company

- Hartford Securities Distribution Company, Inc.

- ICMA-RC Services LLC

- ING Institutional Plan Services, LLC

- ING Life Insurance and Annuity Company

- J.P. Morgan Chase Bank, N.A.

- J.P. Morgan Retirement Plan Services, LLC

- John Hancock Life Insurance Company

- John Hancock Life Insurance Company New York

- Lincoln Retirement Services Company LLC

- LPL Financial Corporation



Statement of Additional Information - April 1, 2010                     Page 159

- Massachusetts Mutual Life Insurance Company (Mass Mutual/MML)

- Mercer HR Services, LLC

- Merrill Lynch Life Insurance Company

- Merrill Lynch, Pierce, Fenner & Smith, Inc.

- Mid Atlantic Capital Corporation

- Minnesota Life Insurance Company

- ML Life Insurance Company of New York

- Morgan Stanley & Co., Inc.

- MSCS Financial Services, LLC

- Mutual Service Corporation

- Nationwide Financial Services, Inc.

- Newport Retirement Services, Inc.

- NYLife Distributors LLC

- Oppenheimer & Co.  Inc.

- Principal Life Insurance Company

- Prudential Insurance Company of America/Prudential Investments Retirement Services

- Prudential Investment Management Services LLC/Prudential Investments LLC

- Raymond James & Associates, Inc. and Raymond James Financial Services, Inc.

- RBC Capital Markets Corporation

- Reliance Trust Company

- The Retirement Plan Company, LLC

- Securities America, Inc.

- Standard Retirement Services, Inc.

- TD Ameritrade Trust Company

- The Princeton Retirement Group, Inc. and GPC Securities, Inc.

- UBS Financial Services, Inc.

- UVest Financial Services Group, Inc.

- The Vanguard Group, Inc.

- Vertical Management Systems, Inc.

- Wachovia Bank NA

- Waterstone Financial Group, Inc.

- Wells Fargo Advisors Financial Network, LLC

- Wells Fargo Bank N.A.

- Wilmington Trust Company

- Wilmington Trust Retirement and Institutional Services Company

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds' securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund's custodian agreement.



Statement of Additional Information - April 1, 2010                     Page 160

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's net assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. Shares of the RiverSource and Threadneedle funds have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected, all of which may, in the shareholder's discretion, be voted for a single director. The Seligman funds do not provide for cumulative voting rights.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a


Statement of Additional Information - April 1, 2010                     Page 161

Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

          TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                              2/16/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Income                                     6/19/03                                                Yes
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation                                  3/4/04                                                  No
  Protected Securities Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                           6/19/03                                                Yes
  Bond Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE CALIFORNIA TAX-            4/7/86                    Business Trust       MA       8/31(10)
  EXEMPT TRUST
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                            8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          5/18/06                                                Yes
  and Mid Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          2/16/06                                                Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 4/8/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                           10/3/74                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                             6/4/57                                                 Yes
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GLOBAL SERIES,            10/28/88                     Corporation        MN         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                            6/15/06                                                Yes
  Currency and Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                           2/16/06                                                 No
  Bond Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3/20/89                                                 No
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                         11/13/96                                                Yes
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             5/29/90                                                Yes
  Fund(5),(6),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             8/1/08                                                 Yes
  Income Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended                           8/1/08                                                 Yes
  Alpha Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME         3/12/85                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                             8/19/85                                                Yes
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                            2/14/02                                                Yes
  Mortgage Fund
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT MONEY          6/29/76          1/31/77     Corporation        MD         12/31        Yes
  MARKET FUND, INC.(17)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME         8/17/83                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                            12/8/83                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 4/8/86(1)                Corporation       NV/MN      1/31(7)
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Basic Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Enhanced Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Moderate Income Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                      Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Growth
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   10/3/02                                                Yes
  International Small Cap
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL             7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                5/18/06                                                Yes
  International Equity Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                              7/15/09                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           6/26/00                                                Yes
  Fund(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle International                            11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)

----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 162

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES,   1/18/40; 4/8/86(1)                Corporation       NV/MN       9/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                           4/16/40                                                Yes
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          5/17/07                                                Yes
  Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          8/1/08                                                 Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                               10/15/90                                                Yes
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                              2/14/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                4/24/03                                                Yes
  Equity Fund(4)
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES,          3/20/01                      Corporation        MN         5/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                   6/18/01                                                Yes
  Fundamental Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             6/18/01                                                Yes
  Cap Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MARKET ADVANTAGE          8/25/89                      Corporation        MN         1/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Conservative Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Conservative Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Total Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                             10/25/99                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                              8/19/96                                                Yes
  Index Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 4/8/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                            10/6/75                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,            3/25/88                      Corporation        MN         6/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Dividend                                   8/1/88                                                 Yes
  Opportunity Fund(8)
----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                           3/4/04                                                  No
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,          10/5/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                            4/22/85                                                 No
  and Mining Fund(9)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)          1/27/06                    Business Trust       MA         4/30
----------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian                         10/18/07                                                Yes
  Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Recovery and                               2/19/09                                                 No
  Infrastructure Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                            5/18/06                                                Yes
  2010 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2015 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2020 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2025 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2030 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2035 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2040 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2045 Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES, INC.(15)
----------------------------------------------------------------------------------------------------------------------

RiverSource Short-Term Cash                            9/26/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                    Business Trust       MA       8/31(10)
  SERIES TRUST
----------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-                             8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                              8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                 10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic                                  1/23/85                                                Yes
  Allocation Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                           5/17/07                                                Yes
  Allocation Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,          1/24/84                      Corporation        MN         3/31
  INC.

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 163

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          5/14/84                                                Yes
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 4/8/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High                            5/7/79                                                 Yes
  Income Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-                         11/13/96                                                Yes
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                           11/24/76                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES           9/11/07                    Business Trust       MA         12/31
  TRUST(12)
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Conservative
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderate
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/10/04                                                Yes
  Portfolio - Core Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Dynamic Equity
  Fund(5),(16)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                  No
  Portfolio - Global Bond Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Growth Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      02/4/04                                                Yes
  Portfolio - Larger-Cap Value
  Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Smaller-Cap
  Value Fund(16)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio - Davis                             5/1/06                                                 Yes
  New York Venture
  Fund(11),(18)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio - Goldman                           2/4/04                                                 Yes
  Sachs Mid Cap Value
  Fund(11),(18)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio - Partners                          8/14/01                                                Yes
  Small Cap Value
  Fund(11),(18)
----------------------------------------------------------------------------------------------------------------------

SELIGMAN CAPITAL FUND, INC.           10/21/68         10/9/69     Corporation        MD         12/31        Yes
----------------------------------------------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND           10/8/82          6/23/83     Corporation        MD         12/31        Yes
  INFORMATION FUND, INC.
----------------------------------------------------------------------------------------------------------------------

SELIGMAN FRONTIER FUND, INC.           7/9/84         12/10/84     Corporation        MD         10/31        Yes
----------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL FUND SERIES,          11/22/91                     Corporation        MD         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------

Seligman Global Technology                             5/23/94                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

SELIGMAN GROWTH FUND, INC.            1/26/37          4/1/37      Corporation        MD         12/31        Yes
----------------------------------------------------------------------------------------------------------------------

SELIGMAN LASALLE REAL ESTATE          5/30/03                      Corporation        MD         12/31
  FUND SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global                            12/29/06                                                 No
  Real Estate Fund(17)
----------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly                            7/16/03                                                Yes
  Dividend Real Estate
  Fund(17)
----------------------------------------------------------------------------------------------------------------------

SELIGMAN MUNICIPAL FUND                8/8/83                      Corporation        MD         9/30
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

Seligman National Municipal                           12/31/83                                                Yes
  Class

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 164

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                          12/30/83                                                 No
  Class
----------------------------------------------------------------------------------------------------------------------

Seligman New York Municipal                            1/3/84                                                  No
  Class
----------------------------------------------------------------------------------------------------------------------

SELIGMAN MUNICIPAL SERIES             7/25/84                    Business Trust       MA         9/30
  TRUST
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal                         11/20/84                                                 No
  High-Yield Series
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal                         11/20/84                                                 No
  Quality Series
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.              7/1/87                      Corporation        MD         12/31
----------------------------------------------------------------------------------------------------------------------

Seligman Capital Portfolio                             6/21/88                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman Common Stock                                  6/21/88                                                Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Communications and                           10/11/94                                                Yes
  Information Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Global Technology                             5/1/96                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman International Growth                          5/3/93                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Investment Grade                              6/21/88                                                Yes
  Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value                               5/1/98                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value                             5/1/98                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

SELIGMAN TARGETHORIZON ETF             7/6/05                      Corporation        MD         9/30
  PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                               10/3/05                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2025                               10/3/05                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                               10/2/06                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045                               10/2/06                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund Core                               10/3/05                                                Yes
----------------------------------------------------------------------------------------------------------------------

SELIGMAN VALUE FUND SERIES,           1/27/97                      Corporation        MD         12/31
  INC.
----------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value Fund                          4/25/97                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value                             4/25/97                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------





    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

  (1)    Date merged into a Minnesota corporation incorporated on April 8, 1986.


  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.


  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.


  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable
         Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.


  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.



Statement of Additional Information - April 1, 2010                     Page 165

 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.


 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

 (16) Effective May 1, 2009, RiverSource Variable Portfolio - Growth Fund changed its name to Seligman Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund changed its name to RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund changed its name to Seligman Variable Portfolio - Larger-Cap Value Fund, and RiverSource Variable Portfolio - Small Cap Advantage Fund changed its name to Seligman Variable Portfolio - Smaller-Cap Value Fund.

 (17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.


 (18)    Effective May 1, 2010, RiverSource Partners Variable
         Portfolio - Fundamental Value Fund changed its name to Variable Portfolio - Davis New York Venture Fund; RiverSource Partners Variable Portfolio - Select Value Fund changed its name to Variable
         Portfolio - Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio - Small Cap Value Fund changed its name to Variable Portfolio - Partners Small Cap Value Fund.




Statement of Additional Information - April 1, 2010                     Page 166

BOARD MEMBERS AND OFFICERS


Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds consists of 126 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.


On Nov. 7, 2008, RiverSource Investments announced the closing of its acquisition of J. & W. Seligman & Co. Incorporated (the "Seligman Acquisition"). In connection with the Seligman Acquisition, Messrs. Leroy C. Richie and John F. Maher, who were members of the Seligman funds' Board prior to Nov. 7, 2008, began service on the Board after the Seligman Acquisition, which resulted in an overall increase from ten directors to twelve for all funds.

                             TABLE 26. BOARD MEMBERS


INDEPENDENT BOARD MEMBERS*



                           POSITION HELD
                          WITH FUNDS AND                                       OTHER PRESENT OR
                             LENGTH OF           PRINCIPAL OCCUPATION         PAST DIRECTORSHIPS         COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 1/11/06     Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 55                                                                                              Audit
----------------------------------------------------------------------------------------------------------------------

Arne H. Carlson          Board member      Chair, RiverSource Family of     None                    Board Governance,
901 S. Marquette Ave.    since 1/5/99      Funds, 1999-2006; former                                 Compliance,
Minneapolis, MN 55402                      Governor of Minnesota                                    Contracts,
Age 75                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 11/11/07    in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Audit
Age 55
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      University; former Dean,                                 Investment Review
Age 59                                     McCallum Graduate School of
                                           Business, Bentley University
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 3/1/85                                                               Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 75                                                                                              Investment Review,
                                                                                                    Audit
----------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 11/1/05     Shikiar Asset Management         Insurance and Hapoalim  Executive,
Minneapolis, MN 55402                                                       Securities USA, Inc.    Investment Review,
Age 74                                                                                              Audit
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    1/1/07, Board     Carleton College                 irrigation systems)     Contracts,
Age 71                   member since                                                               Executive,
                         1/1/02                                                                     Investment Review
----------------------------------------------------------------------------------------------------------------------

John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 11/7/08     Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Audit
Age 66                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 57                                     company)                                                 Executive,
                                                                                                    Investment Review

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 167

                           POSITION HELD
                          WITH FUNDS AND                                       OTHER PRESENT OR
                             LENGTH OF           PRINCIPAL OCCUPATION         PAST DIRECTORSHIPS         COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 11/7/08     since 1987; Vice President and   (digital imaging);      Distribution,
Minneapolis, MN 55402                      General Counsel, Automotive      Infinity, Inc. (oil     Investment Review
Age 68                                     Legal Affairs, Chrysler          and gas exploration
                                           Corporation, 1990-1997           and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 11/13/02    Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 65                                     President, Aquila                (health management      Investment Review
                                           Biopharmaceuticals               programs)
----------------------------------------------------------------------------------------------------------------------




    * Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. because he serves as an independent director of a broker-dealer that has executed transactions for a subadviser to this fund.


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 None
53600 Ameriprise Financial        since 11/7/01,    Chief Investment Officer, Ameriprise
Center                            Vice President    Financial, Inc. since 2005; President,
Minneapolis, MN 55474             since 2002        Chairman of the Board and Chief
Age 49                                              Investment Officer, RiverSource
                                                    Investments, LLC since 2001; Director,
                                                    President and Chief Executive Officer,
                                                    Ameriprise Certificate Company since
                                                    2006; Chairman of the Board and Chief
                                                    Executive Officer, RiverSource
                                                    Distributors, Inc. since 2006 and of
                                                    RiverSource Fund Distributors, Inc.
                                                    since 2008; and Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc., 2001-2005
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                            TABLE 27. FUND OFFICERS


                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Patrick T. Bannigan               President since   Director and Senior Vice President - Asset
172 Ameriprise Financial Center   11/8/06           Management, Products and Marketing,
Minneapolis, MN 55474                               RiverSource Investments, LLC and Director and
Age 44                                              Vice President - Asset Management, Products
                                                    and Marketing, RiverSource Distributors, Inc.
                                                    since 2006 and of RiverSource Fund
                                                    Distributors, Inc. since 2008; Managing
                                                    Director and Global Head of Product, Morgan
                                                    Stanley Investment Management, 2004-2006;
                                                    President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 168

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Amy K. Johnson                    Vice President    Chief Administrative Officer, RiverSource
5228 Ameriprise Financial Center  since 12/5/06     Investments, LLC since 2009; Vice
Minneapolis, MN 55474                               President - Asset Management and Trust Company
Age 44                                              Services, RiverSource Investments, LLC, 2006-
                                                    2009; Vice President - Operations and
                                                    Compliance, RiverSource Investments, LLC,
                                                    2004-2006; Director of Product
                                                    Development - Mutual Funds, Ameriprise
                                                    Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------


Jeffrey P. Fox                    Treasurer since   Vice President - Investment Accounting,
105 Ameriprise Financial Center   7/10/02           Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                               Financial Officer, RiverSource Distributors,
Age 54                                              Inc. since 2006 and of RiverSource Fund
                                                    Distributors, Inc. since 2008
--------------------------------------------------------------------------------------------------


Scott R. Plummer                  Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center  General Counsel   Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             and Secretary     2005; Chief Counsel, RiverSource Distributors,
Age 50                            since 12/5/06     Inc. and Chief Legal Officer and Assistant
                                                    Secretary, RiverSource Investments, LLC since
                                                    2006; Chief Counsel, RiverSource Fund
                                                    Distributors, Inc. since 2008; Vice President,
                                                    General Counsel and Secretary, Ameriprise
                                                    Certificate Company since 2005; Vice
                                                    President - Asset Management Compliance,
                                                    Ameriprise Financial, Inc., 2004-2005; Senior
                                                    Vice President and Chief Compliance Officer,
                                                    USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------


Eleanor T.M. Hoagland             Chief Compliance  Chief Compliance Officer, RiverSource
100 Park Avenue                   Officer since     Investments, LLC, Ameriprise Certificate
New York, NY 10010                4/7/09            Company and RiverSource Service Corporation
Age 58                                              since 2009; Chief Compliance Officer for each
                                                    of the Seligman funds since 2004; Money
                                                    Laundering Prevention Officer and Identity
                                                    Theft Prevention Officer for each of the
                                                    Seligman funds, 2008-2009; Managing Director,
                                                    J. & W. Seligman & Co. Incorporated and Vice-
                                                    President for each of the Seligman funds,
                                                    2004-2008.
--------------------------------------------------------------------------------------------------

Neysa M. Alecu                    Money Laundering  Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center  Prevention        Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474             Officer since     Laundering Officer, Ameriprise Financial, Inc.
Age 46                            11/9/05 and       since 2005; Compliance Director, Ameriprise
                                  Identity Theft    Financial, Inc., 2004-2008.
                                  Prevention
                                  Officer since
                                  2008
--------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds' Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds' service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

COMMITTEES OF THE BOARD
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.



Statement of Additional Information - April 1, 2010                     Page 169

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.


To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.


The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate's knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate's ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate's ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26. Further, in considering nominations, the Committee takes the following matrix into account in assessing how a candidate's professional background would fit into the mix of experiences represented by the then-current Board.

-----------------------------------------------------------------------------------------------------------------------------
                                                             PROFESSIONAL BACKGROUND -- 2010
                           --------------------------------------------------------------------------------------------------
                                                                                                                     AUDIT
                            FOR PROFIT;  NON-PROFIT;                                                              COMMITTEE;
                              CIO/CFO;   GOVERNMENT;                LEGAL;                         DISTRIBUTION;   FINANCIAL
 NAME           GEOGRAPHIC    CEO/COO        CEO      INVESTMENT  REGULATORY  POLITICAL  ACADEMIC    MARKETING       EXPERT
-----------------------------------------------------------------------------------------------------------------------------
Blatz               MN                        X                        X          X
-----------------------------------------------------------------------------------------------------------------------------
Carlson             MN                        X                                   X
-----------------------------------------------------------------------------------------------------------------------------
Carlton             NY                                     X           X                                               X
-----------------------------------------------------------------------------------------------------------------------------
Flynn               MA                                                                       X
-----------------------------------------------------------------------------------------------------------------------------
Jones               MD                                                 X                                               X
-----------------------------------------------------------------------------------------------------------------------------
Laikind             NY           X                         X                                             X             X
-----------------------------------------------------------------------------------------------------------------------------
Lewis               MN                        X                                              X
-----------------------------------------------------------------------------------------------------------------------------
Maher               CT           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------
Paglia              NY           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------
Richie              MI           X                                     X
-----------------------------------------------------------------------------------------------------------------------------
Taunton-Rigby       MA           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------


With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent


Statement of Additional Information - April 1, 2010                     Page 170

Directors' increased access to information regarding the funds' investment manager, which is the funds' most significant service provider.

COMPLIANCE COMMITTEE -- Supports the funds' maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the funds' CCO to meet with Independent Directors on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds' financial statements and independent audits as well as the funds' compliance with legal and regulatory requirements relating to the funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds' risks by, among other things, meeting with the funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds' Disclosure Controls and Procedures.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


                                        BOARD                                                     INVESTMENT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE    COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            4            2           6          6
January 31
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           6          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            3           6          6
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            3           6          6
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            4            2           6          6
December 31
-----------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2010                     Page 171

BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2009 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.

                         TABLE 29. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2009:

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               RiverSource Absolute Return Currency and     $50,001-$100,000                    Over $100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Income Opportunities Fund        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Growth        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Value         $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Precious Metals and Mining       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Real Estate                      $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Communication and Information Fund  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Fund             $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Arne Carlson                 RiverSource Cash Management                  Over $100,000                       Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Recovery and Infrastructure      $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 172

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Pamela Carlton               RiverSource Absolute Return Currency and     $1-$10,000                         Over $100,000**
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Cash Management*                 $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Floating Rate*                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn            RiverSource Cash Management*                 $1-$10,000                       $50,001-$100,000**
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity*      $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                RiverSource Disciplined Equity               $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Small Company Index              Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $10,001-$50,000
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              RiverSource 120/20 Contrarian Equity         $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Cash Management                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 173

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        RiverSource 120/20 Contrarian Equity         $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $10,001-$50,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Cash Management*                 $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond*                $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Emerging Markets Bond            $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Growth                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information*     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

John F. Maher                RiverSource Cash Management*                 $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman Communications and Information*     Over $100,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       RiverSource Cash Management*                 $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Floating Rate*                   Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 174

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie              RiverSource Balanced                         $1-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Equity               $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $1-$10,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Capital                             $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $1-$10,000
                             Seligman Frontier                            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         RiverSource 120/20 Contrarian Equity         $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Income Builder Enhanced Income   Over 100,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Value                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $50,001-$100,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Value         $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 175

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Ted Truscott                 RiverSource 120/20 Contrarian Equity         $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Equity               Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined International        Over $100,000
                             Equity
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Large Cap Growth     $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Large Cap Value      $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Small and Mid Cap    $10,001-$50,000
                             Equity
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Emerging Markets Bond            $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Income Opportunities             $50,001- $100,000
                             ------------------------------------------------------------------------
                             RiverSource Inflation Protected Securities   $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Limited Duration Bond            Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Value                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    Over $100,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $10,001-$50,000
                             Value
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Equity        Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate       $50,001-$100,000
                             Aggressive
                             ------------------------------------------------------------------------
                             RiverSource Retirement Plus 2035             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Income Allocation      Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Premium Technology Growth           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - April 1, 2010                     Page 176

    *    Deferred compensation invested in share equivalents:

A. Carlton   RiverSource Cash Management..........  $1-$10,000
             RiverSource Floating Rate............  $50,001-$100,000
B. Flynn     RiverSource Cash Management..........  $1-$10,000
             Threadneedle International             $50,001-$100,000
             Opportunity..........................
C. Lewis     RiverSource Cash Management..........  $1-$10,000
             RiverSource Diversified Bond.........  $1-$10,000
             RiverSource Diversified Equity         $50,001-$100,000
             Income...............................
             Seligman Communications and            $50,001-$100,000
             Information..........................
D. Maher     RiverSource Cash Management..........  $10,001-$50,000
             Seligman Communications and            Over $100,000
             Information..........................
E. Paglia    RiverSource Cash Management..........  $10,001-$50,000
             RiverSource Floating Rate............  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 1.35% of RiverSource Retirement Plus 2035 Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other fund in the RiverSource Family of Funds.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS


                                                         TOTAL CASH COMPENSATION FROM
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $175,000
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     180,000
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   162,500(b)
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   167,500(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       175,000
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     162,500
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               402,500(b)
----------------------------------------------------------------------------------------------
John F. Maher                                                       157,500(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              180,000()
----------------------------------------------------------------------------------------------
Leroy Richie                                                        167,500
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                167,500
----------------------------------------------------------------------------------------------




 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.


 (b) Ms. Carlton, Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $56,833, $54,333, $15,313, $62,167 and $157,500, respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.


The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the Independent Directors, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.



Statement of Additional Information - April 1, 2010                     Page 177

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and sub- committee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Board Directors are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board's Chair will receive total annual cash compensation of $430,000.


The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more funds in the RiverSource Family of Funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

           TABLE 31. BOARD MEMBER(a) Compensation -- Individual Funds


                                AGGREGATE COMPENSATION FROM FUND
                         ----------------------------------------------
FUND                      BLATZ    CARLSON    CARLTON   FLYNN    JONES
-----------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------
RiverSource Income             *          *         *        *        *
Builder Basic Income
-----------------------------------------------------------------------

RiverSource Income             *          *         *        *        *
Builder Enhanced Income
-----------------------------------------------------------------------

RiverSource Income             *          *         *        *        *
Builder Moderate Income
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Aggressive
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Conservative
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Moderate
-----------------------------------------------------------------------

RiverSource Portfolio          *          *         *        *        *
Builder Moderate
Aggressive
-----------------------------------------------------------------------

RiverSource Portfolio          *          *         *        *        *
Builder Moderate
Conservative
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Total Equity
-----------------------------------------------------------------------
RiverSource S&P 500       $  294     $  303    $  273   $  282   $  295
Index -- total
Amount deferred                0          0        96       91        0
-----------------------------------------------------------------------
RiverSource Small            928        954       862      887      928
Company Index -- total
Amount deferred                0          0       302      287        0
-----------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------
RiverSource Equity         1,924      1,967     1,800    1,855    1,924
Value -- total
Amount deferred                0          0       129      860        0
-----------------------------------------------------------------------

RiverSource Partners         329        336       308      317      329
Small Cap
Growth -- total
Amount deferred                0          0        21      147        0
-----------------------------------------------------------------------

RiverSource Precious         270        279       254      265      270
Metals and
Mining -- total
Amount deferred                0          0        25      119        0
-----------------------------------------------------------------------
                                        AGGREGATE COMPENSATION FROM FUND
                         -------------------------------------------------------------
                                                                              TAUNTON-
FUND                      LAIKIND   LEWIS     MAHER      PAGLIA     RICHIE     RIGBY
--------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------
RiverSource Income              *        *          *          *          *          *
Builder Basic Income
--------------------------------------------------------------------------------------

RiverSource Income              *        *          *          *          *          *
Builder Enhanced Income
--------------------------------------------------------------------------------------

RiverSource Income              *        *          *          *          *          *
Builder Moderate Income
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Aggressive
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Conservative
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Moderate
--------------------------------------------------------------------------------------

RiverSource Portfolio           *        *          *          *          *          *
Builder Moderate
Aggressive
--------------------------------------------------------------------------------------

RiverSource Portfolio           *        *          *          *          *          *
Builder Moderate
Conservative
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Total Equity
--------------------------------------------------------------------------------------
RiverSource S&P 500        $  273   $  677       $265     $  303       $282     $  282
Index -- total
Amount deferred                25      105        265          0          0          0
--------------------------------------------------------------------------------------
RiverSource Small             862    2,129        834        954        887        887
Company Index -- total
Amount deferred                80      329        834          0          0          0
--------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------
RiverSource Equity          1,787    4,319        428      1,876        621      1,829
Value -- total
Amount deferred                 0      669        322      1,493          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          306      739         70        319        102        312
Small Cap
Growth -- total
Amount deferred                 0      114         53        257          0          0
--------------------------------------------------------------------------------------

RiverSource Precious          251      626         81        265        108        260
Metals and
Mining -- total
Amount deferred                 0       98         63        191          0          0
--------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2010                     Page 178

                                AGGREGATE COMPENSATION FROM FUND
                         ----------------------------------------------
FUND                      BLATZ    CARLSON    CARLTON   FLYNN    JONES
-----------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------
RiverSource 120/20          $100       $102       $93      $96      $99
Contrarian
Equity -- total
Amount deferred                0          0        10       42        0
-----------------------------------------------------------------------
RiverSource Recovery          29         32        27       30       29
and
Infrastructure -- total
Amount deferred                0          0        11        9        0
-----------------------------------------------------------------------
RiverSource Retirement         *          *         *        *        *
Plus 2010
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2015
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2020
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2025
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2030
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2035
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2040
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2045
-----------------------------------------------------------------------
                                        AGGREGATE COMPENSATION FROM FUND
                         -------------------------------------------------------------
                                                                              TAUNTON-
FUND                      LAIKIND   LEWIS     MAHER      PAGLIA     RICHIE     RIGBY
--------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------
RiverSource 120/20            $92     $225        $31        $97        $43        $95
Contrarian
Equity -- total
Amount deferred                 0       34         26         65          0          0
--------------------------------------------------------------------------------------
RiverSource Recovery           27       67         27         32         30         30
and
Infrastructure -- total
Amount deferred                 0       10         27          0          0          0
--------------------------------------------------------------------------------------
RiverSource Retirement          *        *          *          *          *          *
Plus 2010
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2015
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2020
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2025
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2030
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2035
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2040
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2045
--------------------------------------------------------------------------------------



FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------
RiverSource High Yield     2,858      2,939     2,658    2,760    2,858
Bond -- total
Amount deferred                0          0       399    1,153        0
-----------------------------------------------------------------------

RiverSource Partners       1,019      1,042       947      978    1,019
Aggressive
Growth -- total
Amount deferred                0          0       113      424        0
-----------------------------------------------------------------------

RiverSource Partners       1,679      1,718     1,561    1,613    1,679
Fundamental
Value -- total
Amount deferred                0          0       189      697        0
-----------------------------------------------------------------------

RiverSource Partners         757        775       704      728      756
Select Value -- total
Amount deferred                0          0        94      311        0
-----------------------------------------------------------------------

RiverSource Partners         394        403       367      379      394
Small Cap
Equity -- total
Amount deferred                0          0        45      164        0
-----------------------------------------------------------------------

RiverSource Partners         913        935       849      878      913
Small Cap
Value -- total
Amount deferred                0          0       109      377        0
-----------------------------------------------------------------------

RiverSource Short
Duration U.S.
Government -- total        2,066      2,127     1,922    2,003    2,066
Amount deferred                0          0       282      838        0
-----------------------------------------------------------------------

RiverSource U.S.
Government
Mortgage -- total            959        987       892      929      959
Amount deferred                0          0       129      390        0
-----------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------
RiverSource Dividend       3,044      3,122     2,834    2,939    3,044
Opportunity -- total
Amount deferred                0          0       497    1,193        0
-----------------------------------------------------------------------

RiverSource Real             407        417       380      392      407
Estate -- total
Amount deferred                0          0        63      161        0
-----------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------
RiverSource Cash          12,299     12,654    11,462   11,931   12,300
Management -- total
Amount deferred                0          0     2,287    4,694        0
-----------------------------------------------------------------------

RiverSource Disciplined    5,709      5,852     5,322    5,512    5,709
Equity -- total
Amount deferred                0          0     1,019    2,194        0
-----------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------
RiverSource High Yield      2,658    6,516      1,161      2,817      1,508      2,738
Bond -- total
Amount deferred                 0      990        999      1,609          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          947    2,273        338        984        461        971
Aggressive
Growth -- total
Amount deferred                 0      346        282        638          0          0
--------------------------------------------------------------------------------------

RiverSource Partners        1,561    3,739        574      1,635        783      1,600
Fundamental
Value -- total
Amount deferred                 0      569        473      1,054          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          704    1,702        283        739        370        722
Select Value -- total
Amount deferred                 0      259        234        454          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          367      880        136        383        183        375
Small Cap
Equity -- total
Amount deferred                 0      134        112        246          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          849    2,042        328        891        436        871
Small Cap
Value -- total
Amount deferred                 0      311        272        559          0          0
--------------------------------------------------------------------------------------

RiverSource Short
Duration U.S.
Government -- total         1,922    4,646        846      2,069      1,151      1,983
Amount deferred                 0      709        706      1,201          0          0
--------------------------------------------------------------------------------------

RiverSource U.S.
Government
Mortgage -- total             892    2,156        388        956        523        920
Amount deferred                 0      329        324        559          0          0
--------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------
RiverSource Dividend        2,834    6,877      1,442      3,178      1,835      2,913
Opportunity -- total
Amount deferred                 0    1,047      1,241      1,681          0          0
--------------------------------------------------------------------------------------

RiverSource Real              380      921        183        423        227        389
Estate -- total
Amount deferred                 0      140        158        234          0          0
--------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------
RiverSource Cash           11,462   26,969      6,321     12,902      8,362     11,817
Management -- total
Amount deferred                 0    4,115      5,468      6,102          0          0
--------------------------------------------------------------------------------------

RiverSource Disciplined     5,322   12,387      2,781      5,955      3,649      5,464
Equity -- total
Amount deferred                 0    1,887      2,415      2,947          0          0
--------------------------------------------------------------------------------------





Statement of Additional Information - April 1, 2010                     Page 179

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small   $   383  $   396  $   356  $   373  $   383  $   356  $   865   $  262  $   403   $  319   $   370
and Mid Cap Equity -- total
Amount deferred                       0        0       98      133        0        0      132      233      118        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small       118      122      109      114      118      110      265       76      123       91       113
Cap Value -- total
Amount deferred                       0        0       29       41        0        0       40       68       39        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Floating              1,003    1,030      934      969    1,003      935    2,213      525    1,045      671       962
Rate -- total
Amount deferred                       0        0      201      375        0        0      336      475      458        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Income                  905      934      843      876      905      843    2,049      600      944      726       871
Opportunities -- total
Amount deferred                       0        0      243      309        0        0      310      562      250        0         0
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation             2,105    2,161    1,961    2,035    2,105    1,961    4,589    1,054    2,201    1,390     2,017
Protected Securities -- total
Amount deferred                       0        0      385      805        0        0      700      916    1,062        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Limited Duration        506      519      471      489      506      471    1,112      277      528      359       485
Bond -- total
Amount deferred                       0        0      106      187        0        0      169      248      218        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-         444      457      412      429      444      412    1,003      263      465      335       426
Exempt -- total
Amount deferred                       0        0       98      161        0        0      153      234      179        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Diversified           9,578    9,858    8,910    9,270    9,578    8,910   21,784    5,758   10,028    7,302     9,191
Bond -- total
Amount deferred                       0        0    2,180    3,449        0        0    3,315    5,171    3,715        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-          830      855      772      804      830      772    1,887      502      870      636       797
Exempt -- total
Amount deferred                       0        0      189      299        0        0      287      450      321        0         0
----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-           147      151      137      142      147      137      334       88      154      112       141
Exempt -- total
Amount deferred                       0        0       33       53        0        0       51       79       57        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced -- total     1,543    1,585    1,436    1,491    1,543    1,436    3,469    1,042    1,614    1,297     1,477
Amount deferred                       0        0      392      534        0        0      529      940      477        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large       952      977      883      913      952      882    2,194      730      988      850       908
Cap Growth -- total
Amount deferred                       0        0      291      304        0        0      332      691      163        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large       330      339      305      315      330      305      770      277      341      308       314
Cap Value -- total
Amount deferred                       0        0      116       97        0        0      116      273       18        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity   11,145   11,437   10,376   10,768   11,145   10,376   24,962    7,460   11,656    9,314    10,667
Income -- total
Amount deferred                       0        0    2,800    3,875        0        0    3,806    6,697    3,540        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap               4,836    4,960    4,498    4,664    4,836    4,498   10,838    3,287    5,051    4,070     4,622
Value -- total
Amount deferred                       0        0    1,242    1,665        0        0    1,651    2,970    1,461        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Strategic             3,493    3,591    3,253    3,382    3,493    3,253    7,846    2,335    3,661    2,928     3,350
Allocation -- total
Amount deferred                       0        0      873    1,219        0        0    1,197    2,091    1,124        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income        544      559      505      523      544      506    1,238      397      567      475       520
Allocation -- total
Amount deferred                       0        0      155      179        0        0      188      369      123        0         0
----------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - April 1, 2010                     Page 180

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal    $   86   $   89   $   79   $   75   $   86   $   80   $  194   $   74   $   73   $   82    $   82
High-Yield -- total
Amount deferred                       0        0       25       20        0        0       25       68        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman California Municipal       101      105       93       88      101       94      228       87       86       97        97
Quality -- total
Amount deferred                       0        0       30       23        0        0       29       20        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Minnesota                  170      176      156      148      170      157      382      146      145      162       162
Municipal -- total
Amount deferred                       0        0       50       39        0        0        0      134        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman National                   625      643      582      587      624      582    1,494      528      615      600       600
Municipal -- total
Amount deferred                       0        0      221      171        0        0      216      517        0        0         0
----------------------------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal -- total                  187      194      173      165      187      173      425      162      164      179       179
Amount deferred                       0        0       57       44        0        0       55      150        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  61       62       56       52       61       56      134       52       50       58        58
2015 -- total
Amount deferred                       0        0       17       14        0        0       16       47        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  69       71       64       60       69       64      154       59       58       66        66
2025 -- total
Amount deferred                       0        0       20       16        0        0       19       54        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  18       19       17       16       19       17       42       16       16       18        18
2035 -- total
Amount deferred                       0        0        0        0        0        0        5       15        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  10       10        9        8       10        9       23        9        9       10        10
2045 -- total
Amount deferred                       0        0        3        2        0        0        0        8        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                 136      140      125      116      136      125      301      116      112      129       129
Core -- total
Amount deferred                       0        0       39       30        0        0       37      105        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return
Currency and Income -- total      1,356    1,410    1,252    1,322    1,356    1,252    3,201    1,017    1,446    1,306     1,306
Amount deferred                       0        0      366      459        0        0      490      891      364        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined
International Equity -- total       908      931      840      873      908      840    2,166      699      951      863       863
Amount deferred                       0        0      260      297        0        0      331      625      206        0         0
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets
Bond -- total                       465      477      430      447      465      430    1,118      363      486      443       442
Amount deferred                       0        0      137      150        0        0      170      330       94        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Global                1,293    1,329    1,196    1,246    1,293    1,196    3,068      970    1,361    1,232     1,232
Bond -- total
Amount deferred                       0        0      361      428        0        0      469      866      318        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners
International Select
Growth -- total                     903      929      836      870      903      836    2,159      703      947      861       861
Amount deferred                       0        0      266      293        0        0      329      637      186        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners
International Select
Value -- total                    2,143    2,201    1,983    2,062    2,143    1,983    5,121    1,674    2,245    2,042     2,042
Amount deferred                       0        0      633      693        0        0      780    1,518      432        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners
International Small
Cap -- total                        124      128      115      120      124      115      299       98      130      119       119
Amount deferred                       0        0       37       40        0        0       46       89       24        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Frontier -- total           89       92       83       77       89       82      205       76       75       85        85
Amount deferred                       0        0       26       20        0        0       26       70        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Global
Technology -- total                 673      691      622      595      672      622    1,581      583      594      640       640
Amount deferred                       0        0      209      162        0        0      210      545        0        0         0
----------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - April 1, 2010                     Page 181

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia
Pacific(a) -- total              $   22   $   22   $   20   $   21   $   22   $   20  $    60   $   20   $   22   $   20    $   20
Amount deferred                       0        0        8        6        0        0        9       20        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total                    878      898      814      841      878      814    2,144      703      912      835       835
Amount deferred                       0        0      275      276        0        0      325      656      137        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle European
Equity -- total                     161      166      149      155      161      149      385      125      169      153       153
Amount deferred                       0        0       47       52        0        0       59      113       34        0         0
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global               1,092    1,124    1,010    1,052    1,092    1,010    2,613      855    1,145    1,043     1,043
Equity -- total
Amount deferred                       0        0      325      352        0        0      398      780      213        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity
Income -- total                      54       55       50       52       54       50      131       44       56       52        52
Amount deferred                       0        0       17       17        0        0       20       41        7        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended
Alpha -- total                       16       16       14       15       16       15       38       12       16       15        15
Amount deferred                       0        0        5        5        0        0        6       11        3        0         0
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity -- total                902      927      835      869      902      835    2,163      709      945      861       861
Amount deferred                       0        0      268      291        0        0      329      642      178        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt -- total                 220      227      203      211      219      203      527      195      228      210       210
Amount deferred                       0        0       75       66        0        0       80      181       16        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap
Growth -- total                   1,441    1,479    1,332    1,375    1,441    1,332    3,423    1,277    1,489    1,370     1,370
Amount deferred                       0        0      495      430        0        0      517    1,193       94        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt
Bond -- total                     1,649    1,703    1,526    1,586    1,649    1,526    3,963    1,467    1,715    1,580     1,580
Amount deferred                       0        0      560      499        0        0      599    1,353      126        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt
High Income -- total              5,635    5,818    5,215    5,420    5,635    5,215   13,540    5,012    5,860    5,399     5,399
Amount deferred                       0        0    1,915    1,705        0        0    2,046    4,627      427        0         0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Government
Money Market -- total               348      363      323      338      349      323      828      313      363      338       338
Amount deferred                       0        0      129      101        0        0      124      313        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle
Global Real Estate -- total          31       32       29       30       31       29       71       28       32       29        29
Amount deferred                       0        0       12        9        0        0       11       28        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly
Dividend Real Estate -- total        60       62       56       57       60       56      139       54       62       58        58
Amount deferred                       0        0       22       17        0        0       21       54        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax Exempt
Money Market -- total               248      258      230      239      248      230      585      224      258      239       239
Amount deferred                       0        0       92       72        0        0       88      224        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Capital -- total           530      545      491      507      530      491    1,228      476      545      507       507
Amount deferred                       0        0      197      152        0        0      184      476        0        0         0

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 182

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and      $7,421   $7,621   $6,888   $7,087   $7,421   $6,888  $17,086   $6,672   $7,621   $7,087    $7,087
Information -- total
Amount deferred                       0        0    2,755    2,126        0        0    2,563    6,672        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Growth -- total          1,806    1,825    1,672    1,690    1,806    1,672    3,803    1,654    1,825    1,690     1,690
Amount deferred                       0        0      669      507        0        0      570    1,654        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap                  497      507      463      473      497      463    1,143      445      507      473       473
Value -- total
Amount deferred                       0        0      185      142        0        0      172      445        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap                463      472      429      437      463      429    1,019      420      472      437       437
Value -- total
Amount deferred                       0        0      172      131        0        0      153      420        0        0         0
----------------------------------------------------------------------------------------------------------------------------------




* The Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the affiliated underlying funds in which each Fund-of-Funds invests.


(a) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

The funds in the RiverSource Family of Funds, RiverSource Investments, unaffiliated and affiliated subadvisers, and RiverSource Fund Distributors have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



Statement of Additional Information - April 1, 2010                     Page 183

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed under securities laws to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A       24.34%                --
                                       Schwab)
                                       a brokerage firm in San Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments, LLC              Class R4     100.00%                --
                                       (RiverSource Investments), Minneapolis,
                                       MN
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Enhanced                Charles Schwab                            Class A       30.62%            26.58%(a)
Income                                                                           Class R4      74.05%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      25.95%                --
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Moderate                Charles Schwab                            Class A       30.24%            26.31%(a)
Income                                                                           Class R4      48.17%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      51.83%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive           Wells Fargo Bank NA (Wells Fargo Bank),   Class R4      52.43%                --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      30.18%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc. ( GWFS Equities),      Class R4      12.50%                --
                                       Greenwood Village, CO
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative         Charles Schwab                            Class A        5.32%                --
                                                                                 Class R4      20.85%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      59.72%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      13.92%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.24%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             Charles Schwab                            Class R4      54.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      32.25%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Becker Tire &  Class R4       9.17%                --
                                       Treading, Inc., Denver, CO
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             Charles Schwab                            Class R4      73.17%                --
Aggressive                             Fifth Third Bank TTEE, Cincinnati, OH     Class R4      11.66%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Becker Tire &  Class R4       7.96%                --
                                       Treading, Inc., Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4       5.64%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             Charles Schwab                            Class R4      57.77%                --
Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      30.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      11.90%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity         Wells Fargo Bank                          Class R4      52.82%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      43.75%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 184

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index                        Charles Schwab                            Class D      100.00%            35.16%(a)
                                                                                 Class E       21.47%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class E       78.44%            64.76%(a)
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------

Small Company Index                    Charles Schwab                            Class A        6.24%                --
                                                                                 Class R4       5.65%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      80.56%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value               Charles Schwab                            Class A        7.49%                --
                                      ------------------------------------------------------------------------------------------
                                       John C. Mullarkey, Willowbrook, IL        Class C        5.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Merrill Lynch Pierce Fenner & Smith (MLP  Class C        5.23%                --
                                       Fenner & Smith), Jacksonville, FL
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%                --
                                                                                 Class R2     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      70.10%                --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3      97.73%                --
                                                                                 Class R4      25.20%
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Precious                   Charles Schwab                            Class A       12.49%                --
Metals and Mining                      Class R4                                  98.30%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard L. Venable and Susan Angela       Class C        6.32%                --
                                       Venable, Argyle, TX
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20                     RiverSource Investments                   Class I      100.00%                --
Contrarian Equity                                                                Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       47.75%            39.07%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Recovery                   RiverSource Investments                   Class I      100.00%                --
and Infrastructure                                                               Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      51.43%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       73.21%            64.08%(a)
                                                                                 Class R4      48.57%
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 RiverSource Investments                   Class R2     100.00%                --
Plus 2010                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class A        7.59%                --
                                       Inc.
                                       (American Enterprise Investment
                                       Services),
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Jagdish N. and Madhuri J. Sheth,          Class A       10.77%                --
                                       Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            59.76%(a)

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 185

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                 RiverSource Investments                   Class R2     100.00%                --
Plus 2015                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class A        5.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            72.74%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 RiverSource Investments                   Class R2      31.88%                --
Plus 2020                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       David T. Matthiesen, Littleton, CO        Class A        9.44%                --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS (Matrix          Class R2      68.11%                --
                                       Capital),
                                       Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            79.30%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 RiverSource Investments                   Class R2      18.65%                --
Plus 2025                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        6.20%                --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      81.34%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            88.61%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 RiverSource Investments                   Class R2      41.48%                --
Plus 2030                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Dimitris Bertsimas, Belmont, MA           Class A       50.21%                --
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A        5.09%                --
                                      ------------------------------------------------------------------------------------------
                                       Applied Reliability Engineering, Denver,  Class R2      58.52%                --
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.99%            79.01%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 RiverSource Investments                   Class R2     100.00%                --
Plus 2035                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A        8.32%                --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson,           Class A        5.96%                --
                                       Hot Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.44%            90.38%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 RiverSource Investments                   Class R2      33.50%                --
Plus 2040                                                                        Class R3      14.05%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      66.49%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc. (GWFS Equities),       Class R3      85.95%                --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.75%            85.86%(a)

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 186

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                 RiverSource Investments                   Class R2     100.00%                --
Plus 2045                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        6.45%                --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            86.84%(a)
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond            RiverSource Investments                   Class R2      27.22%                --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       29.71%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       24.42%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       39.22%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.82%                --
                                       Inc. Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       12.31%                --
                                                                                 Class R4      20.13%
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity,           Class R3      91.93%                --
                                       Hartford, CT
                                                                                 Class R4      79.48%
                                      ------------------------------------------------------------------------------------------
                                       Applied Reliability Engineering, Denver,  Class R2      72.76%                --
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       7.76%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental       RiverSource Portfolio Builder Aggressive  Class I       17.95%            25.99%(a)
Value                                  Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       25.18%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       30.44%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.45%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       17.77%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.14%                --
                                                                                 Class R4      95.38%
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap Value   RiverSource Investments                   Class R3       8.30%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       17.22%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       24.12%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       32.85%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.31%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       17.33%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.88%                --
                                                                                 Class R4      92.22%
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2      99.33%                --
                                       (Hartford Life),
                                       Weatogue, CT                              Class R3      91.70%
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank, Kansas City, MO      Class R5      99.97%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 187

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.        RiverSource Investments                   Class W      100.00%                --
Government
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I       59.22%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       40.78%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      97.47%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage   RiverSource Income Builder Basic Income   Class I       33.50%            66.83%(a)
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       17.22%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       49.28%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company,       Class R4      14.85%                --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       16.85%                --
                                                                                 Class R4      44.59%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      20.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Ury & Moskow, LLC Retirement Plan,        Class R4      19.96%                --
                                       Fargo, ND
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                   RiverSource Investments                   Class R2     100.00%                --
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5      56.75%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       10.91%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I        9.28%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       22.66%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       10.17%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       14.33%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       17.47%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       10.22%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       18.63%                --
                                                                                 Class R4     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Securian Financial Services, St. Paul,    Class R5      43.25%                --
                                       MN
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate                RiverSource Investments                   Class R4       7.19%            65.51%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       22.74%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       18.62%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I        5.86%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I        6.95%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       15.85%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       14.73%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        5.92%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I        5.80%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.06%                --
                                                                                 Class R4      92.81%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 188

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash                       RiverSource Investments                   Class R2     100.00%                --
Management                                                                       Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       23.30%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       15.23%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I       23.02%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       20.90%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.91%                --
                                      ------------------------------------------------------------------------------------------
                                       J. Haley Stephens, Calhoun, GA            Class C        8.42%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       96.49%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                RiverSource Investments                   Class R2     100.00%                --
Equity                                                                           Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I        5.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I        7.70%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I        9.53%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       13.56%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       16.40%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I        9.55%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.88%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                RiverSource Investments                   Class R4      82.97%          13.03%(a)
Small and Mid Cap Equity
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I        7.49%                --
                                       Portfolios - Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I       19.66%                --
                                       Portfolios - Moderate
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I       15.96%                --
                                       Portfolios - Moderately Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I        9.78%                --
                                       Portfolios - Moderately Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2015 Fund     Class I        5.45%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2020 Fund     Class I        5.84%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2025 Fund     Class I        7.56%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2030 Fund     Class I        8.07%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2035 Fund     Class I        5.36%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       16.28%                --
                                                                                 Class R4      17.03%
                                      ------------------------------------------------------------------------------------------
                                       Canio A. and Susan A. Petruzzi,           Class B        5.89%                --
                                       Thomaston, CT
                                      ------------------------------------------------------------------------------------------
                                       Lloyd E. Hackman, Fort Meyers, FL         Class C       31.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Jennifer Woolbright, Reston, VA           Class C        8.36%                --
                                      ------------------------------------------------------------------------------------------
                                       Carl L. and Vicki L. Ulepich, Frontenac,  Class C        6.42%                --
                                       KS

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 189

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                RiverSource Investments                   Class A       62.34%          79.68%(a)
Small Cap Value                                                                  Class C        8.07%
                                                                                 Class R2     100.00%
                                                                                 Class R3      77.57%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       34.53%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       19.47%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       45.98%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       Mary Ann Maloney, Hillsdale, MI           Class B        6.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Sanford A. Greentree, Westlake Vlg, CA    Class C       24.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Jill Thompson, Moundsview, MN             Class C       11.67%                --
                                      ------------------------------------------------------------------------------------------
                                       Bea Vande Merwe, Salt Lake City, UT       Class C       11.38%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard T. Castiano, Fort Myers, FL       Class C        9.81%                --
                                      ------------------------------------------------------------------------------------------
                                       Timothy E. Releford, New York, NY         Class C        8.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Eric C. Stewart, East Dubuque, IL         Class C        7.14%                --
                                      ------------------------------------------------------------------------------------------
                                       Mary K. Hall, Springport, IN              Class C        6.78%                --
                                      ------------------------------------------------------------------------------------------
                                       Matthew M. Harrison, Richmond, IN         Class C        6.06%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, Denver, CO              Class R3      22.43%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Floating Rate              RiverSource Investments                   Class R4       7.75%          27.06%(a)
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       11.90%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       21.50%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       39.46%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       11.27%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        7.12%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       33.73%                --
                                                                                 Class R4      92.25%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A       14.75%                --
                                       Services LLC, Newark, NJ
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Income                     RiverSource Portfolio Builder Aggressive  Class I        9.17%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
Opportunities                          RiverSource Portfolio Builder Moderate    Class I       39.99%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       28.96%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.12%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I        6.30%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I        7.70%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       42.46%                --
                                                                                 Class R4      38.02%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      58.43%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       16.26%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 190

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation                  RiverSource Life Insurance Company        Class R4      13.67%          28.57%(a)
                                      ------------------------------------------------------------------------------------------
Protected Securities                   RiverSource Portfolio Builder Aggressive  Class I        5.17%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I       11.99%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       32.83%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       20.63%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       16.29%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.96%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       24.12%                --
                                                                                 Class R4      21.26%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets (Citigroup       Class C       12.04%                --
                                       Global Markets), Owings Mills, MD
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS, Denver, Co      Class R4      56.89%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.23%                --
                                                                                 Class R2      67.70%
                                      ------------------------------------------------------------------------------------------
                                       Beverly J. Barren, Dickson City, PA       Class R2       5.83%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Limited                    RiverSource Investments                   Class W      100.00%          42.05%(a)
                                      ------------------------------------------------------------------------------------------
Duration Bond                          RiverSource Portfolio Builder             Class I       42.99%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       12.36%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.12%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       36.97%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       28.37%                --
                                                                                 Class R4      95.29%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A        8.71%                --
                                       Services
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       21.84%                --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource California                 Charles Schwab                            Class A        5.50%                --
                                      ------------------------------------------------------------------------------------------
Tax-Exempt                             Anna M. Hunt Woods, Playa Vista, CA       Class B        5.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Investments LLC,              Class C       13.62%                --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Robert W. Baird & Co. Inc., Milwaukee,    Class C        6.60%                --
                                       WI
                                      ------------------------------------------------------------------------------------------
                                       First Clearing, LLC, Buza Family Trust,   Class C        5.22%                --
                                       Cardiff, CA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 191

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond           RiverSource Investments                   Class R2      12.90%                --
                                                                                 Class R3     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C       18.12%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        8.71%                --
                                                                                 Class R2      10.60%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I        6.60%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       36.40%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       21.02%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       13.84%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company (Frontier Trust    Class R2      41.37%                --
                                       Company) FBO Thomas J. King, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Cardinal Buses       Class R2      11.67%                --
                                       Inc., Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Andreini Bros.       Class R2       6.59%                --
                                       Inc., Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      98.54%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC (Patricks Plain LLC),  Class R5      67.87%                --
                                       Easton, MD
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      28.83%                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota                  None                                      None             N/A                --
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------------
RiverSource New York                   Charles Schwab                            Class A       11.22%                --
                                      ------------------------------------------------------------------------------------------
Tax-Exempt                             Emmanuel and Nina Santos, Johnstown, NY   Class B        6.98%                --
                                      ------------------------------------------------------------------------------------------
                                       Leroy and Janice M. Clark, Newburgh, NY   Class B        5.64%                --
                                      ------------------------------------------------------------------------------------------
                                       Thomas W. and Susan M. Noonan, Clifton    Class C       13.91%                --
                                       Park, NY
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C        6.85%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                   RiverSource Investments                   Class R5      38.56%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        7.66%                --
                                                                                 Class R2      80.66%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        5.88%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO B&L            Class R2      14.39%                --
                                       Corporation
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.98%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      57.76%                --
                                       Inc.

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 192

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                RiverSource Investments                   Class R2     100.00%          29.22%(a)
Large Cap Growth                                                                 Class R3     100.00%
                                                                                 Class R4      73.56%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       14.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       19.98%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       23.99%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        5.01%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       14.91%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      26.44%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       47.00%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                RiverSource Investments                   Class B       13.40%                --
Large Cap Value                                                                  Class C       28.20%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      56.29%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       18.55%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       11.47%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I       17.40%                --
                                       Portfolio Moderate
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I       13.26%                --
                                       Portfolio Moderately Aggressive
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        7.55%                --
                                       Portfolio Moderately Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        6.44%                --
                                       Portfolio Aggressive
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.22%                --
                                                                                 Class R4      43.71%
                                      ------------------------------------------------------------------------------------------
                                       Paul W. Eastman, Dublin, OH               Class A        7.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Michael G. and Kristine M. Boland, Inver  Class A        6.73%                --
                                       Grove, MN
                                      ------------------------------------------------------------------------------------------
                                       Richard L. and Ann Gail Monnett, Mc       Class A        6.44%                --
                                       Lean, VA
                                      ------------------------------------------------------------------------------------------
                                       Paul D. Mattingly, Brandenburg, KY        Class B       25.36%                --
                                      ------------------------------------------------------------------------------------------
                                       Tseng-Yen Yen, Fullerton, CA              Class B       20.47%                --
                                      ------------------------------------------------------------------------------------------
                                       Alan R. and Michael S. Vinacke,           Class B       19.00%                --
                                       Chuluota, FL
                                      ------------------------------------------------------------------------------------------
                                       Jane J. Haash, Milwaukee, WI              Class B        6.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Joseph M. Aquilar, Denver, CO             Class C       19.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles P. and Judith G. Price, Aurora,   Class C       15.16%                --
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Gregory L. Norgaard, Aurora, CO           Class C       14.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Anthony and Jeanne M. Vernell, Athens,    Class C       13.16%                --
                                       OH
                                      ------------------------------------------------------------------------------------------
                                       Dean Gabbert, Dorchester, MA              Class C        5.50%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 193

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                RiverSource Investments                   Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
Equity Income                          RiverSource Portfolio Builder Aggressive  Class I       18.11%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       24.95%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       29.91%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.26%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       18.60%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       21.38%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      61.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R2      12.22%                --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      80.99%                --
                                                                                 Class R4       9.55%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R2      17.75%                --
                                                                                 Class R3       8.52%
                                                                                 Class R4      30.99%
                                                                                 Class R5      29.75%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      25.70%                --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4       6.24%                --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      12.55%                --
                                                                                 Class R5      32.31%
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5       7.85%                --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R5       7.73%                --
                                      ------------------------------------------------------------------------------------------
                                       Mercer Trust Company FBO Johnson          Class R5       7.45%                --
                                       Outdoors Inc., Norwood, MA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 194

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value              RiverSource Investments                   Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       18.14%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       25.01%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       29.79%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.26%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       18.62%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       31.64%                --
                                                                                 Class R5       6.65%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A       15.08%                --
                                       Services LLC, Newark, NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       17.57%                --
                                                                                 Class R5       5.28%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        5.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      75.44%                --
                                                                                 Class R3      14.09%
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R2       5.41%                --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank, New York, NY         Class R3      12.25%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      44.59%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       6.31%                --
                                                                                 Class R4      16.63%
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      28.31%                --
                                                                                 Class R5      12.08%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      22.85%                --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO, Chicago, IL                 Class R5      12.73%                --
                                      ------------------------------------------------------------------------------------------
                                       PIMS/Prudential Retirement, Greenville,   Class R5       9.64%                --
                                       SC
                                      ------------------------------------------------------------------------------------------
                                       Standard Insurance Company, Portland, OR  Class R5      17.20%                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                  RiverSource Investments                   Class I      100.00%                --
Allocation                                                                       Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.60%                --
                                                                                 Class R4      91.62%
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE FBO Speng Nath SE   Class R4       8.21%                --
                                       PS, Cincinnati, OH
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                  RiverSource Investments                   Class R2     100.00%                --
Income Allocation                                                                Class R3     100.00%
                                                                                 Class R4       6.90%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       41.85%                --
                                                                                 Class R4      93.10%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 195

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman California                    Citigroup Global Markets                  Class A        5.60%                --
Municipal High-Yield                                                             Class C       11.36%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        6.44%                --
                                                                                 Class C       16.88%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley & Co. (Morgan Stanley),    Class A        5.86%                --
                                       Jersey
                                       City, NJ                                  Class C       14.95%
                                      ------------------------------------------------------------------------------------------
                                       Christopher Ranch LLC, Gilroy, CA         Class C       10.00%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman California                    MLP Fenner & Smith                        Class A        5.64%                --
Municipal Quality                                                                Class C       74.10%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       10.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        8.05%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Minnesota                     MLP Fenner & Smith                        Class C       12.78%                --
                                      ------------------------------------------------------------------------------------------
Municipal                              American Enterprise Investment Services   Class C        7.46%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       UBS Financial Services Inc. FBO Ethelyn   Class C        6.14%                --
                                       C. Engel, Cold Spring, MN
--------------------------------------------------------------------------------------------------------------------------------

Seligman National                      Citigroup Global Markets                  Class A        6.91%                --
Municipal                                                                        Class C       11.91%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        8.50%                --
                                                                                 Class C       17.89%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C        6.73%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman New York                      Citigroup Global Markets                  Class A        5.16%                --
Municipal                                                                        Class C       16.99%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        8.03%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       14.31%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015               MLP Fenner & Smith                        Class A       20.65%                --
                                                                                 Class C       20.29%
                                                                                 Class R2      41.53%
                                      ------------------------------------------------------------------------------------------
                                       AST Trust Company FBO Jamaica Anesthesia  Class A       11.05%                --
                                       Assocs., Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       Wilmington Trust FBO Medisys Health       Class A        7.41%                --
                                       Network Inc., Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       AST Trust Company FBO Medisys Health      Class A        5.72%                --
                                       Network Inc.J, Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Andreini Bros  Class R2      17.52%                --
                                       Inc. Empl. PS Plan
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO SGCGJ          Class R2      13.90%                --
                                       Retirement Plan
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dearborn Mid   Class R2      11.61%                --
                                       West Co. 401K
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Plastic Coating      Class R2      10.46%                --
                                       Corporation, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO FMT CO Cust FBO Mark Stuart  Class R5      79.44%                --
                                       Shulman, Sudbury, MA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R5      19.68%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 196

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025               MLP Fenner & Smith                        Class A       23.76%                --
                                                                                 Class C       28.53%
                                                                                 Class R2      85.82%
                                      ------------------------------------------------------------------------------------------
                                       AST Trust Company FBO Medisys Health      Class A       10.22%                --
                                       Network Inc.J, Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO S.W.E.A. PC    Class A        8.68%                --
                                       401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO SGCGJ          Class R2       8.93%                --
                                       Retirement Plan
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      89.81%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035               RiverSource Investments                   Class R5      94.33%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       23.94%                --
                                                                                 Class C       44.56%
                                                                                 Class R2      42.36%
                                      ------------------------------------------------------------------------------------------
                                       Reliance Trust Co. FBO Time Acquisition   Class A       27.12%                --
                                       Holding 401K, Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       Reliance Trust Co. FBO Finn Dixon &       Class A       19.02%                --
                                       Herling 401K Plan, Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class A        5.57%                --
                                       NJ
                                      ------------------------------------------------------------------------------------------
                                       First Clearing, LLC A/C James Drake,      Class C        5.92%                --
                                       Westville, IN
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dearborn Mid   Class R2      25.67%                --
                                       West Co. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO SGCGJ          Class R2      19.90%                --
                                       Retirement Plan
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045               RiverSource Investments                   Class R5      44.80%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       33.51%                --
                                                                                 Class C       62.30%
                                                                                 Class R2      78.86%
                                      ------------------------------------------------------------------------------------------
                                       Reliance Trust Co. FBO Time Acquisition   Class A       20.62%                --
                                       Holding 401K, Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class A        9.87%                --
                                       NJ
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Wamore, Inc.   Class R2       9.01%                --
                                       401K
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      52.51%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund Core               RiverSource Investments                   Class R5      11.58%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       21.61%                --
                                                                                 Class C       40.42%
                                                                                 Class R2      77.82%
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE FBO Bankwest Inc.,  Class A        7.27%                --
                                       Cincinnati, OH
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dearborn Mid   Class R2      11.10%                --
                                       West Co. 401K
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      87.88%                --
                                       Inc.

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 197

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return            RiverSource Investments                   Class R4     100.00%                --
Currency and Income                                                              Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I        7.69%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderate     Class I        7.28%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderately   Class I        7.76%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income Fund          Class I       16.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income Fund       Class I       11.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income Fund       Class I       43.91%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise                       Class W       99.91%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       60.74%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.32%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                RiverSource Investments                   Class R2     100.00%            28.08%(a)
International Equity                                                             Class R3     100.00%
                                                                                 Class R4       8.28%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderate     Class I       11.85%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderately   Class I        7.92%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        8.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       11.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       13.48%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        8.31%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class W       99.98%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.66%                --
                                                                                 Class R4      91.72%
                                      ------------------------------------------------------------------------------------------
                                       Daniel and Linda Miklovic, St. Louis, MO  Class C        6.39%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Emerging                   Disciplined Asset Allocation Moderate     Class I        5.28%            40.87%(a)
Markets Bond                           Fund
                                       Income Builder Enhanced Income Fund       Class I       23.71%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income Fund       Class I       42.49%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income Fund          Class I       11.78%                --
                                      ------------------------------------------------------------------------------------------

                                       RiverSource Investments                   Class R4      44.59%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class W       99.97%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       38.45%                --
                                                                                 Class R4      27.29%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      28.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       12.85%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing, LLC, Rochester, NY        Class C        7.58%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C        7.30%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class C        6.12%                --
                                       Inc.

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 198

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                Portfolio Builder Aggressive Fund         Class I        7.10%            32.99%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I        7.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       30.72%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       26.31%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       13.68%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class W       99.95%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       12.28%                --
                                                                                 Class R4     100.00%
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   Charles Schwab                            Class A       10.95%            47.03%(a)
International Select Growth                                                      Class R4      82.52%
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company               Class R4      16.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.80%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.29%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.39%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO U.S. Tank      Class R2      38.15%                --
                                       Alliance, Inc.
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO B&L            Class R2      18.63%                --
                                       Corporation 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R2      13.69%                --
                                       Audit, LLC 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R2       8.86%                --
                                       Phillips Accountants
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Claudina A. Bonilla  Class R2       5.90%                --
                                       MD FCCP PA, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      97.22%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   Charles Schwab                            Class A       12.19%                --
International Select Value                                                       Class R4      98.90%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.76%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.30%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.41%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   Portfolio Builder Aggressive Fund         Class I       17.83%            50.85%(a)
                                      ------------------------------------------------------------------------------------------
International Small Cap                Portfolio Builder Moderate Fund           Class I       25.47%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.16%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.33%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        9.01%                --
                                                                                 Class R4      11.78%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C       14.62%                --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R4      48.66%                --
                                      ------------------------------------------------------------------------------------------
                                       Massachusetts Mutual Life Insurance Co.,  Class R4      36.89%                --
                                       Springfield, MA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 199

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier                      RiverSource Investments                   Class R2       9.37%                --
                                                                                 Class R3     100.00%                --
                                                                                 Class R4      51.23%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       99.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      48.77%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        9.02%                --
                                                                                 Class C       21.88%
                                                                                 Class R2      63.03%
                                      ------------------------------------------------------------------------------------------

                                       Citigroup Global Markets                  Class B        7.06%                --
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank and Trust as            Class B        5.48%                --
                                       Custodian,
                                       Miami, FL
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO                Class R2      14.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R2       6.59%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R2       6.18%                --
                                       Phillps
                                       Accountantcy 401
                                      ------------------------------------------------------------------------------------------

                                       Gramma Fisher Foundation (Gramma Fisher   Class R5      67.75%                --
                                       Foundation), Easton, MD
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      29.23%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Global Technology             RiverSource Investments                   Class R3     100.00%                --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.03%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.99%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.24%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.44%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      93.18%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        8.81%                --
                                                                                 Class B       10.15%
                                                                                 Class C       20.21%
                                                                                 Class R2      12.22%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        5.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Co., Hartford,    Class R2      73.45%                --
                                       CT
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Deaerborn Mid  Class R2       7.17%                --
                                       West Conveyor
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging                  Portfolio Builder Aggressive Fund         Class I       18.43%                --
                                      ------------------------------------------------------------------------------------------
Markets                                Portfolio Builder Moderate Fund           Class I       25.71%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.55%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.78%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.50%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       39.64%                --
                                                                                 Class R2      88.30%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      87.00%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 200

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle European                  RiverSource Investments                   Class I      100.00%                --
Equity                                                                           Class R4      16.14%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        9.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Marilyn O. Matthews, Pasadena, CA         Class C        5.48%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO                Class R4      79.53%                --
                                       Urologic Surgery, P.C.
                                       401K, Denver, CO
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity             RiverSource Investments                   Class R2      45.30%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5      27.38%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       13.68%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       29.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       35.14%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        7.43%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       11.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.22%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        7.39%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R2      18.43%                --
                                       Phillps
                                       Accountantcy 401
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO EFK Moen 401K                11.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial                    11.09%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Applied                      10.24%                --
                                       Reliability
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      95.89%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class R5      72.62%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             RiverSource Investments                   Class I      100.00%                --
Income                                                                           Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      81.26%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       16.66%                --
                                                                                 Class R4      18.74%
                                      ------------------------------------------------------------------------------------------
                                       Michael A. And Mary N. Brockman,          Class C       10.63%                --
                                       Fort Madison, IA
                                      ------------------------------------------------------------------------------------------
                                       David L. and Diane M Cooper, Prescott,    Class C        9.56%                --
                                       AZ
                                      ------------------------------------------------------------------------------------------
                                       Janet K. Zimmer, Warsaw, IN               Class C        7.05%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 201

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global                    RiverSource Investments                   Class C        6.99%            58.96%(a)
Extended Alpha                                                                   Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      12.01%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       45.04%                --
                                                                                 Class R4      87.99%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class B       61.97%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       William F. and Naorma M. Paden, Yuba      Class C       21.81%                --
                                       City, CA
                                      ------------------------------------------------------------------------------------------
                                       Ronald J. Oberdick, Morristown, NJ        Class C       18.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Pershing LLC, Jersey City, NJ             Class C       15.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Michael Selig, Arlington, VA              Class C       10.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Poonam and Pradeep Singh, McLean, VA      Class C       10.15%                --
                                      ------------------------------------------------------------------------------------------
                                       Jennifer S. Carter, Washington, D.C.      Class C        8.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Jon Paul and Rachel Colquitt, Clifton,    Class C        7.83%                --
                                       VA
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle International             RiverSource Investments                   Class R2     100.00%            28.96%(a)
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.77%                --
                                                                                 Class R4      80.39%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      19.61%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.02%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.06%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.80%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.27%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.42%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Ed's Supply    Class R2      20.34%                --
                                       Co.
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Sales West     Class R2      12.03%                --
                                       Partners Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Horne Bros.    Class R2      11.09%                --
                                       Construction 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Kingchem,      Class R2      10.59%                --
                                       Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Natural        Class R2       9.91%                --
                                       Habitat Adventures
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Tofel          Class R2       9.72%                --
                                       Employee 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Woburn Daily   Class R2       9.04%                --
                                       Times, Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Tremont        Class R2       8.06%                --
                                       Electric 401K

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 202

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax Exempt    Charles Schwab                            Class A        8.06%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing LLC, A/C T. J.             Class C        5.36%                --
                                       Househmandzadeh, Cerritos, CA
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth             Charles Schwab                            Class A        7.03%                --
                                                                                 Class R4       9.07%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       16.45%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       27.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.54%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.84%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       15.38%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        6.87%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C        5.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      82.55%                --
                                      ------------------------------------------------------------------------------------------
                                       US Bank NA, Milwaukee, WI                 Class R4       8.20%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond            None                                      N/A              N/A                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income     None                                      N/A              N/A                --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market    Patricks Plain LLC                        Class R5      96.68%                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global             RiverSource Investments                   Class A       18.00%            46.18%(a)
  Real Estate                                                                    Class R2       5.78%
                                                                                 Class R3     100.00%
                                                                                 Class R4      85.27%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       17.26%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       15.79%                --
                                                                                 Class C       51.01%
                                                                                 Class R2      85.35%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       42.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       57.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Valley         Class R2       8.87%                --
                                       Ford 401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Jeffrey Powers IRA,    Class R4      14.73%                --
                                       Saint Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      61.69%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      37.91%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2010                     Page 203

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly            RiverSource Investments                   Class R3     100.00%                --
  Dividend Real Estate                                                           Class R4      38.39%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       99.62%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       13.25%                --
                                                                                 Class B       22.58%
                                                                                 Class C       50.85%
                                                                                 Class R2      87.25%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class B        6.12%                --
                                                                                 Class C        7.74%
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Kenny K. Fong,         Class R4      61.61%                --
                                       Saint Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      61.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      36.74%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Capital                       RiverSource Investments                   Class R3     100.00%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       36.94%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I        7.86%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       55.15%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B       10.68%                --
                                                                                 Class C       26.29%
                                                                                 Class R2      71.60%
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      56.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      40.66%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Communications                RiverSource Investments                   Class R3      35.45%                --
  and Information                                                                Class R4      43.28%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       17.94%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate                Class I       25.55%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.87%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.28%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       18.24%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       11.16%                --
                                                                                 Class B       18.43%
                                                                                 Class C       21.58%
                                                                                 Class R2      39.63%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class A        5.15%                --
                                                                                 Class B        7.46%
                                                                                 Class C        6.95%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.57%                --
                                                                                 Class R4      56.72%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class B        5.30%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Co., Hartford,    Class R2      30.01%                --
                                       CT
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank , New York, NY        Class R2       7.48%                --
                                      ------------------------------------------------------------------------------------------
                                       Pershing LLC, Jersey City, NJ             Class R3      64.41%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2010                     Page 204

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman Growth                        RiverSource Investments                   Class R3     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       17.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate                Class I       25.53%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.84%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       18.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4      91.71%                --
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4       7.61%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.80%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company, Fargo, ND         Class R2      70.27%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Global               Class R2       6.60%                --
                                       Surveillance Associates, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      85.93%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5       8.30%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value               RiverSource Investments                   Class R3     100.00%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       18.01%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate                Class I       25.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.73%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.32%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       18.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       52.66%                --
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class A        7.89%                --
                                       NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B        9.78%                --
                                                                                 Class C       30.39%
                                                                                 Class R2      79.31%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class B        5.54%                --
                                                                                 Class C        5.05%                --
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      48.68%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      41.42%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value             RiverSource Investments                   Class R3     100.00%                --
                                                                                 Class R4      10.70%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       25.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       74.75%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       32.91%                --
                                                                                 Class R2      76.90%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      89.30%                --
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      51.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      35.29%                --
--------------------------------------------------------------------------------------------------------------------------------


(a) Combination of all share classes of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other funds in the RiverSource Family of Funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund


Statement of Additional Information - April 1, 2010                     Page 205
shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, RiverSource Investments or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by RiverSource Investments or an affiliate, represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Family of Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG").

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds.


Statement of Additional Information - April 1, 2010                     Page 206

Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

For RiverSource funds, the financial statements for the fiscal years ended on or after July 31, 2007, and for Seligman funds, the financial statements for the fiscal years ended on or after Sept. 30, 2009 contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds. For RiverSource funds, the financial statements for periods ended on or before June 30, 2007 were audited by other auditors. For Seligman funds, the financial statements for periods ended on or before Dec. 31, 2008 were audited by Deloitte & Touche LLP.



Statement of Additional Information - April 1, 2010                     Page 207

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - April 1, 2010                          A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - April 1, 2010                          A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - April 1, 2010                          A-3

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - April 1, 2010                          A-4
short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - April 1, 2010                          A-5

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

The State Tax-Exempt Funds invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


Statement of Additional Information - April 1, 2010                          B-1

                                                                      APPENDIX C

                         RIVERSOURCE S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Statement of Additional Information - April 1, 2010                          C-1

                                                                      APPENDIX D

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                     TABLE 9. CLASS A INITIAL SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME,  TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                 SALES CHARGE(a) AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE(b)      INVESTED       PRICE(b)       INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or
  more(c),(d)               0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

-----------------------------------------------------------------------------------------
                                          SALES CHARGE(a) AS A
                                              PERCENTAGE OF         SALES CHARGE(a) AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                    PRICE(b)             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more(c),(d)                         0.00%                     0.00%
-----------------------------------------------------------------------------------------



    (a) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    (b) Purchase price includes the sales charge.

    (c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

    (d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.


                                                                S-6500 CJ (4/10)




Statement of Additional Information - April 1, 2010                          D-1

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Conservative Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (22.2%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (0.9%)
RiverSource Dividend Opportunity Fund                   332,148            $2,212,105
-------------------------------------------------------------------------------------

INTERNATIONAL (6.3%)
RiverSource Disciplined International Equity
 Fund                                                   210,109             1,395,122
RiverSource Partners International Select
 Growth Fund                                            779,856             4,608,950
RiverSource Partners International Select
 Value Fund                                             782,150             4,466,075
RiverSource Partners International Small Cap
 Fund                                                   146,511               767,719
Seligman Global Technology Fund                          30,754(b)            531,744
Threadneedle Global Equity Fund                         135,978               844,422
Threadneedle International Opportunity Fund             370,991             2,826,954
                                                                      ---------------
Total                                                                      15,440,986
-------------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                            568,128             4,732,505
-------------------------------------------------------------------------------------

U.S. LARGE CAP (9.8%)
RiverSource Disciplined Equity Fund                     837,290             3,826,416
RiverSource Disciplined Large Cap Growth Fund           456,051             3,516,152
RiverSource Diversified Equity Income Fund              504,780             4,270,438
RiverSource Partners Fundamental Value Fund             814,642             3,584,427
RiverSource Recovery and Infrastructure Fund            128,708             2,122,399
Seligman Communications and Information Fund             20,879(b)            794,882
Seligman Growth Fund                                  1,208,059             4,868,475
Seligman Large Cap Value Fund                            78,252               969,539
                                                                      ---------------
Total                                                                      23,952,728
-------------------------------------------------------------------------------------

U.S. MID CAP (2.5%)
RiverSource Equity Value Fund                            40,409               358,427
RiverSource Mid Cap Growth Fund                         177,618(b)          1,637,641
RiverSource Mid Cap Value Fund                          155,048               973,701
RiverSource Partners Aggressive Growth Fund             256,996(b)          1,888,921
RiverSource Partners Select Value Fund                  341,789             1,309,051
                                                                      ---------------
Total                                                                       6,167,741
-------------------------------------------------------------------------------------

U.S. SMALL CAP (0.8%)
RiverSource Partners Small Cap Growth Fund              294,516(b)            924,781
RiverSource Partners Small Cap Value Fund               219,854(b)          1,022,320
                                                                      ---------------
Total                                                                       1,947,101
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $52,232,079)                                                       $54,453,166
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (72.7%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (7.6%)
RiverSource Global Bond Fund                          2,690,837           $18,701,320
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.8%)
RiverSource Inflation Protected Securities
 Fund                                                 1,887,683            19,178,861
-------------------------------------------------------------------------------------

INVESTMENT GRADE (57.3%)
RiverSource Diversified Bond Fund                    11,796,718            57,450,015
RiverSource Limited Duration Bond Fund                5,115,475(c)         50,182,810
RiverSource Short Duration U.S. Government
 Fund                                                 7,059,240            33,319,613
                                                                      ---------------
Total                                                                     140,952,438
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $173,839,732)                                                     $178,832,619
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     12,308,208           $12,308,208
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,308,208)                                                       $12,308,208
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $238,380,019)(d)                                                  $245,593,993
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $245,026,361 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,289,448
     Unrealized depreciation                                                     (1,721,816)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                   $567,632
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  53

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Conservative Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $245,593,993          $--             $--        $245,593,993
---------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
54  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (36.6%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.5%)
RiverSource Dividend Opportunity Fund                   979,380            $6,522,673
-------------------------------------------------------------------------------------

INTERNATIONAL (10.8%)
RiverSource Disciplined International Equity
 Fund                                                   558,191             3,706,388
RiverSource Partners International Select
 Growth Fund                                          2,051,877            12,126,592
RiverSource Partners International Select
 Value Fund                                           2,062,485            11,776,788
RiverSource Partners International Small Cap
 Fund                                                   386,950             2,027,618
Seligman Global Technology Fund                          89,288(b)          1,543,792
Threadneedle Emerging Markets Fund                      531,299             4,335,400
Threadneedle Global Equity Fund                         397,366             2,467,641
Threadneedle International Opportunity Fund             975,631             7,434,306
                                                                      ---------------
Total                                                                      45,418,525
-------------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                            979,570             8,159,819
-------------------------------------------------------------------------------------

U.S. LARGE CAP (16.8%)
RiverSource Disciplined Equity Fund                   2,463,751            11,259,340
RiverSource Disciplined Large Cap Growth Fund         1,348,102            10,393,863
RiverSource Diversified Equity Income Fund            1,482,158            12,539,059
RiverSource Partners Fundamental Value Fund           2,407,949            10,594,977
RiverSource Recovery and Infrastructure Fund            366,472             6,043,117
Seligman Communications and Information Fund             62,128(b)          2,365,194
Seligman Growth Fund                                  3,553,940            14,322,378
Seligman Large-Cap Value Fund                           233,435             2,892,260
                                                                      ---------------
Total                                                                      70,410,188
-------------------------------------------------------------------------------------

U.S. MID CAP (4.3%)
RiverSource Equity Value Fund                           120,804             1,071,530
RiverSource Mid Cap Growth Fund                         527,597(b)          4,864,447
RiverSource Mid Cap Value Fund                          454,126             2,851,912
RiverSource Partners Aggressive Growth Fund             743,974(b)          5,468,209
RiverSource Partners Select Value Fund                1,005,246             3,850,094
                                                                      ---------------
Total                                                                      18,106,192
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.3%)
RiverSource Partners Small Cap Growth Fund              854,966(b)          2,684,593
RiverSource Partners Small Cap Value Fund               647,052(b)          3,008,792
                                                                      ---------------
Total                                                                       5,693,385
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $161,572,757)                                                     $154,310,782
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (63.4%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.3%)
RiverSource Floating Rate Fund                          642,284            $5,485,110
-------------------------------------------------------------------------------------

GLOBAL BOND (6.2%)
RiverSource Global Bond Fund                          3,756,801(c)         26,109,768
-------------------------------------------------------------------------------------

HIGH YIELD (4.5%)
RiverSource Income Opportunities Fund                 1,980,714            18,856,396
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.4%)
RiverSource Inflation Protected Securities
 Fund                                                 2,641,658            26,839,247
-------------------------------------------------------------------------------------

INVESTMENT GRADE (45.0%)
RiverSource Diversified Bond Fund                    24,217,628           117,939,848
RiverSource Limited Duration Bond Fund                4,679,105(c)         45,902,016
RiverSource Short Duration U.S. Government
 Fund                                                 5,644,350            26,641,332
                                                                      ---------------
Total                                                                     190,483,196
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $258,900,746)                                                     $267,773,717
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
RiverSource Cash Management Fund                             29                   $29
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $29)                                                                       $29
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $420,473,532)(d)                                                  $422,084,528
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $434,493,531 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,780,761
     Unrealized depreciation                                                     (14,189,764)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(12,409,003)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  55

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $422,084,528          $--             $--        $422,084,528
---------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
56  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (52.9%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.3%)
RiverSource Dividend Opportunity Fund                 3,962,633           $26,391,135
-------------------------------------------------------------------------------------

INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                 2,247,483            14,923,290
RiverSource Partners International Select
 Growth Fund                                          8,325,376(c)         49,202,971
RiverSource Partners International Select
 Value Fund                                           8,354,791(c)         47,705,859
RiverSource Partners International Small Cap
 Fund                                                 1,549,428(c)          8,119,004
Seligman Global Technology Fund                         366,268(b)          6,332,769
Threadneedle Emerging Markets Fund                    2,145,040            17,503,530
Threadneedle Global Equity Fund                       1,600,757             9,940,699
Threadneedle International Opportunity Fund           3,945,492(c)         30,064,651
                                                                      ---------------
Total                                                                     183,792,773
-------------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                          2,704,367(c)         22,527,376
-------------------------------------------------------------------------------------

U.S. LARGE CAP (24.6%)
RiverSource Disciplined Equity Fund                   9,991,053            45,659,114
RiverSource Disciplined Large Cap Growth Fund         5,449,945(c)         42,019,076
RiverSource Diversified Equity Income Fund            6,022,896            50,953,698
RiverSource Partners Fundamental Value Fund           9,735,137(c)         42,834,602
RiverSource Recovery and Infrastructure Fund          1,460,913(c)         24,090,463
Seligman Communications and Information Fund            252,618(b)          9,617,181
Seligman Growth Fund                                 14,385,886            57,975,119
Seligman Large-Cap Value Fund                           944,667            11,704,427
                                                                      ---------------
Total                                                                     284,853,680
-------------------------------------------------------------------------------------

U.S. MID CAP (6.3%)
RiverSource Equity Value Fund                           487,563             4,324,679
RiverSource Mid Cap Growth Fund                       2,179,907(b)         20,098,743
RiverSource Mid Cap Value Fund                        1,844,097            11,580,926
RiverSource Partners Aggressive Growth Fund           2,993,861(b,c)       22,004,882
RiverSource Partners Select Value Fund                4,041,937(c)         15,480,618
                                                                      ---------------
Total                                                                      73,489,848
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.0%)
RiverSource Partners Small Cap Growth Fund            3,465,841(b,c)       10,882,741
RiverSource Partners Small Cap Value Fund             2,602,407(b)         12,101,192
                                                                      ---------------
Total                                                                      22,983,933
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $675,343,693)                                                     $614,038,745
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (47.1%)
ISSUER                                                 SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                        1,319,763           $11,270,780
-------------------------------------------------------------------------------------

GLOBAL BOND (4.6%)
RiverSource Global Bond Fund                          7,640,791(c)         53,103,495
-------------------------------------------------------------------------------------

HIGH YIELD (6.2%)
RiverSource Income Opportunities Fund                 7,584,708(c)         72,206,418
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.7%)
RiverSource Inflation Protected Securities
 Fund                                                 5,376,192(c)         54,622,108
-------------------------------------------------------------------------------------

INVESTMENT GRADE (30.6%)
RiverSource Diversified Bond Fund                    67,268,000(c)        327,595,159
RiverSource Limited Duration Bond Fund                1,683,906            16,519,122
RiverSource Short Duration U.S. Government
 Fund                                                 2,306,594            10,887,121
                                                                      ---------------
Total                                                                     355,001,402
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $518,510,682)                                                     $546,204,203
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            220                  $220
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $220)                                                                     $220
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,193,854,595)(d)                                              $1,160,243,168
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $1,234,649,102 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $50,686,110
     Unrealized depreciation                                                    (125,092,044)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(74,405,934)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                 $1,160,243,168         $--             $--        $1,160,243,168
----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
58  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (68.4%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund                 4,632,798           $30,854,432
-------------------------------------------------------------------------------------

INTERNATIONAL (20.6%)
RiverSource Disciplined International Equity
 Fund                                                 2,625,197            17,431,310
RiverSource Partners International Select
 Growth Fund                                          9,705,559(c)         57,359,854
RiverSource Partners International Select
 Value Fund                                           9,743,235(c)         55,633,873
RiverSource Partners International Small Cap
 Fund                                                 1,805,129(c)          9,458,876
Seligman Global Technology Fund                         425,503(b)          7,356,940
Threadneedle Emerging Markets Fund                    2,502,392            20,419,517
Threadneedle Global Equity Fund                       1,875,751            11,648,411
Threadneedle International Opportunity Fund           4,606,586(c)         35,102,185
                                                                      ---------------
Total                                                                     214,410,966
-------------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource LaSalle Monthly Dividend Real
 Estate Fund                                            470,684(c)          1,600,327
RiverSource Real Estate Fund                          2,241,701(c)         18,673,368
                                                                      ---------------
Total                                                                      20,273,695
-------------------------------------------------------------------------------------

U.S. LARGE CAP (32.0%)
RiverSource Disciplined Equity Fund                  11,647,786            53,230,381
RiverSource Disciplined Large Cap Growth Fund         6,362,049(c)         49,051,400
RiverSource Diversified Equity Income Fund            7,029,309            59,467,955
RiverSource Partners Fundamental Value Fund          11,362,193(c)         49,993,650
RiverSource Recovery and Infrastructure Fund          1,692,494(c)         27,909,231
Seligman Capital Fund                                    45,674(b)            917,124
Seligman Communications and Information Fund            295,087(b)         11,233,972
Seligman Growth Fund                                 16,795,072            67,684,141
Seligman Large-Cap Value Fund                         1,096,113            13,580,836
                                                                      ---------------
Total                                                                     333,068,690
-------------------------------------------------------------------------------------

U.S. MID CAP (8.2%)
RiverSource Equity Value Fund                           565,372             5,014,852
RiverSource Mid Cap Growth Fund                       2,503,384(b)         23,081,205
RiverSource Mid Cap Value Fund                        2,169,134            13,622,162
RiverSource Partners Aggressive Growth Fund           3,419,972(b,c)       25,136,792
RiverSource Partners Select Value Fund                4,695,680(c)         17,984,454
                                                                      ---------------
Total                                                                      84,839,465
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.6%)
RiverSource Partners Small Cap Growth Fund            4,047,252(b,c)       12,708,372
RiverSource Partners Small Cap Value Fund             3,073,214(b)         14,290,447
                                                                      ---------------
Total                                                                      26,998,819
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $819,825,757)                                                     $710,446,067
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (31.5%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                        1,186,719           $10,134,576
-------------------------------------------------------------------------------------

GLOBAL BOND (3.7%)
RiverSource Global Bond Fund                          5,492,319(c)         38,171,615
-------------------------------------------------------------------------------------

HIGH YIELD (4.1%)
RiverSource Income Opportunities Fund                 4,547,688(c)         43,293,991
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.2%)
RiverSource Inflation Protected Securities
 Fund                                                 3,233,050            32,847,788
-------------------------------------------------------------------------------------

INVESTMENT GRADE (19.5%)
RiverSource Diversified Bond Fund                    39,665,929           193,173,073
RiverSource Limited Duration Bond Fund                1,009,908             9,907,199
                                                                      ---------------
Total                                                                     203,080,272
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $314,402,413)                                                     $327,528,242
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                             23                   $23
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $23)                                                                       $23
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,134,228,193)(d)                                              $1,037,974,332
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $1,175,444,117 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $38,742,037
     Unrealized depreciation                                                    (176,211,822)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(137,469,785)
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  59

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund


NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                 $1,037,974,332         $--             $--        $1,037,974,332
----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
60  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (83.8%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.7%)
RiverSource Dividend Opportunity Fund                 2,793,530           $18,604,909
-------------------------------------------------------------------------------------

INTERNATIONAL (25.0%)
RiverSource Disciplined International Equity
 Fund                                                 1,583,066            10,511,560
RiverSource Partners International Select
 Growth Fund                                          5,855,657(c)         34,606,930
RiverSource Partners International Select
 Value Fund                                           5,880,085            33,575,283
RiverSource Partners International Small Cap
 Fund                                                 1,090,697(c)          5,715,250
Seligman Global Technology Fund                         256,715(b)          4,438,607
Threadneedle Emerging Markets Fund                    1,514,477            12,358,136
Threadneedle Global Equity Fund                         754,218             4,683,696
Threadneedle International Opportunity Fund           2,777,275(c)         21,162,839
                                                                      ---------------
Total                                                                     127,052,301
-------------------------------------------------------------------------------------

REAL ESTATE (2.4%)
RiverSource LaSalle Global Real Estate Fund             716,932(c)          2,394,551
RiverSource Real Estate Fund                          1,198,513(c)          9,983,617
                                                                      ---------------
Total                                                                      12,378,168
-------------------------------------------------------------------------------------

U.S. LARGE CAP (40.2%)
RiverSource Disciplined Equity Fund                   7,027,415            32,115,288
RiverSource Disciplined Large Cap Growth Fund         3,839,500            29,602,543
RiverSource Diversified Equity Income Fund            4,239,336            35,864,780
RiverSource Partners Fundamental Value Fund           6,858,241(c)         30,176,260
RiverSource Recovery and Infrastructure Fund          1,013,393            16,710,852
Seligman Capital Fund                                   214,756(b)          4,312,299
Seligman Communications and Information Fund            177,295(b)          6,749,606
Seligman Growth Fund                                 10,121,672            40,790,339
Seligman Large-Cap Value Fund                           664,208             8,229,541
                                                                      ---------------
Total                                                                     204,551,508
-------------------------------------------------------------------------------------

U.S. MID CAP (9.3%)
RiverSource Equity Value Fund                           340,953             3,024,251
RiverSource Mid Cap Growth Fund                       1,303,130(b)         12,014,860
RiverSource Mid Cap Value Fund                        1,308,806             8,219,304
RiverSource Partners Aggressive Growth Fund           1,801,820(b)         13,243,379
RiverSource Partners Select Value Fund                2,841,364            10,882,423
                                                                      ---------------
Total                                                                      47,384,217
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.2%)
RiverSource Partners Small Cap Growth Fund            2,449,230(b,c)        7,690,581
RiverSource Partners Small Cap Value Fund             1,503,678(b)          6,992,100
Seligman Smaller-Cap Value Fund                         118,471(b)          1,525,904
                                                                      ---------------
Total                                                                      16,208,585
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $495,811,079)                                                     $426,179,688
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.2%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.5%)
RiverSource Floating Rate Fund                          297,012            $2,536,482
-------------------------------------------------------------------------------------

GLOBAL BOND (1.9%)
RiverSource Global Bond Fund                          1,388,122             9,647,447
-------------------------------------------------------------------------------------

HIGH YIELD (2.2%)
RiverSource Income Opportunities Fund                 1,157,448            11,018,906
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.6%)
RiverSource Inflation Protected Securities
 Fund                                                   814,174             8,272,011
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.0%)
RiverSource Diversified Bond Fund                     9,981,185            48,608,369
RiverSource Limited Duration Bond Fund                  250,947             2,461,786
                                                                      ---------------
Total                                                                      51,070,155
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $77,753,398)                                                       $82,545,001
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            132                  $132
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $132)                                                                     $132
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $573,564,609)(d)                                                  $508,724,821
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $600,965,883 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $18,443,729
     Unrealized depreciation                                                    (110,684,791)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(92,241,062)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  61

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Aggressive Fund




FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $508,724,821          $--             $--        $508,724,821
---------------------------------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
62  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (100.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (4.4%)
RiverSource Dividend Opportunity Fund                 2,832,676           $18,865,623
-------------------------------------------------------------------------------------

INTERNATIONAL (29.8%)
RiverSource Disciplined International Equity
 Fund                                                 1,606,988            10,670,401
RiverSource Partners International Select
 Growth Fund                                          5,942,830(c)         35,122,125
RiverSource Partners International Select
 Value Fund                                           5,962,325            34,044,873
RiverSource Partners International Small Cap
 Fund                                                 1,107,646(c)          5,804,063
Seligman Global Technology Fund                         261,194(b)          4,516,041
Threadneedle Emerging Markets Fund                    1,534,277            12,519,697
Threadneedle Global Equity Fund                         642,901             3,992,418
Threadneedle International Opportunity Fund           2,818,585(c)         21,477,620
                                                                      ---------------
Total                                                                     128,147,238
-------------------------------------------------------------------------------------

REAL ESTATE (2.7%)
RiverSource LaSalle Global Real Estate Fund             956,748(c)          3,195,537
RiverSource Real Estate Fund                          1,020,529(c)          8,501,005
                                                                      ---------------
Total                                                                      11,696,542
-------------------------------------------------------------------------------------

U.S. LARGE CAP (48.7%)
RiverSource Disciplined Equity Fund                   7,134,760            32,605,853
RiverSource Disciplined Large Cap Growth Fund         3,896,716            30,043,683
RiverSource Diversified Equity Income Fund            4,299,464            36,373,467
RiverSource Partners Fundamental Value Fund           6,961,081(c)         30,628,754
RiverSource Recovery and Infrastructure Fund          1,025,582            16,911,848
Seligman Capital Fund                                   320,687(b)          6,439,393
Seligman Communications and Information Fund            180,354(b)          6,866,059
Seligman Growth Fund                                 10,265,401            41,369,567
Seligman Large-Cap Value Fund                           671,986             8,325,905
                                                                      ---------------
Total                                                                     209,564,529
-------------------------------------------------------------------------------------

U.S. MID CAP (10.7%)
RiverSource Equity Value Fund                           343,595             3,047,689
RiverSource Mid Cap Growth Fund                       1,206,375(b)         11,122,775
RiverSource Mid Cap Value Fund                        1,333,482             8,374,269
RiverSource Partners Aggressive Growth Fund           1,688,154(b)         12,407,931
RiverSource Partners Select Value Fund                2,877,333            11,020,185
                                                                      ---------------
Total                                                                      45,972,849
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.8%)
RiverSource Partners Small Cap Growth Fund            2,154,536(b,c)        6,765,243
RiverSource Partners Small Cap Value Fund               858,735(b)          3,993,116
Seligman Frontier Fund                                  114,228(b)          1,045,185
Seligman Smaller-Cap Value Fund                         352,676(b)          4,542,465
                                                                      ---------------
Total                                                                      16,346,009
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $504,312,502)                                                     $430,592,790
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                             23                   $23
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $23)                                                                       $23
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $504,312,525)(d)                                                  $430,592,813
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $535,835,857 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $12,833,350
     Unrealized depreciation                                                    (118,076,394)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(105,243,044)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Total Equity Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $430,592,813          $--             $--        $430,592,813
---------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
64  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
JAN. 31, 2010                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $238,380,019, $420,473,532
  and $1,193,854,595, respectively)                    $245,593,993           $422,084,528          $1,160,243,168
Capital shares receivable                                   476,499                682,667               1,792,903
Dividends receivable                                        120,551                214,475                 488,398
-------------------------------------------------------------------------------------------------------------------
Total assets                                            246,191,043            422,981,670           1,162,524,469
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                      350,025                469,488               1,312,895
Payable for affiliated investments purchased                 20,581                250,444                 293,276
Accrued distribution fees                                     2,864                  4,679                  12,607
Accrued transfer agency fees                                    881                  1,504                   4,507
Accrued administrative services fees                            135                    232                     639
Accrued plan administration services fees                        --                     --                       2
Other accrued expenses                                       66,108                185,696                 101,668
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                           440,594                912,043               1,725,594
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                                $245,750,449           $422,069,627          $1,160,798,875
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                        $    251,856           $    439,346          $    1,228,327
Additional paid-in capital                              249,103,916            450,136,176           1,277,298,773
Undistributed net investment income                         255,703              1,358,426               5,282,405
Accumulated net realized gain (loss)                    (11,075,000)           (31,475,317)            (89,399,203)
Unrealized appreciation (depreciation) on
  affiliated investments                                  7,213,974              1,610,996             (33,611,427)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                            $245,750,449           $422,069,627          $1,160,798,875
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                 $188,324,159           $335,708,725           $936,670,111
                                        Class B                 $ 38,996,195           $ 60,124,214           $163,374,895
                                        Class C                 $ 18,361,827           $ 26,207,827           $ 60,532,854
                                        Class R4                $     68,268           $     28,861           $    221,015
Outstanding shares of capital stock:    Class A shares            19,284,494             34,921,226             99,022,922
                                        Class B shares             4,007,171              6,274,529             17,355,229
                                        Class C shares             1,886,873              2,735,790              6,431,212
                                        Class R4 shares                7,043                  3,017                 23,381
Net asset value per share:              Class A(1)              $       9.77           $       9.61           $       9.46
                                        Class B                 $       9.73           $       9.58           $       9.41
                                        Class C                 $       9.73           $       9.58           $       9.41
                                        Class R4                $       9.69           $       9.57           $       9.45
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $10.26, $10.09 and $10.04, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  65

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
JAN. 31, 2010                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $1,134,228,193,
  $573,564,609, and $504,312,525,
  respectively)                                       $1,037,974,332          $508,724,821           $430,592,813
Capital shares receivable                                  1,725,006               627,507                527,833
Dividends receivable                                         291,951                73,716                     --
Receivable for affiliated investments sold                   563,229                45,557                     --
-------------------------------------------------------------------------------------------------------------------
Total assets                                           1,040,554,518           509,471,601            431,120,646
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                     2,150,374               613,223                572,663
Payable for affiliated investments purchased                      --                    --                211,533
Accrued distribution fees                                     11,066                 5,513                  4,681
Accrued transfer agency fees                                   5,032                 2,730                  2,455
Accrued administrative services fees                             573                   281                    238
Accrued plan administrative services fees                          6                     3                      2
Other accrued expenses                                        96,579                68,899                 78,006
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                          2,263,630               690,649                869,578
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                               $1,038,290,888          $508,780,952           $430,251,068
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                       $    1,150,915          $    591,369           $    525,499
Additional paid-in capital                             1,240,470,387           635,476,635            575,918,061
Undistributed net investment income                        2,281,945             2,833,664              1,197,766
Accumulated net realized gain (loss)                    (109,358,498)          (65,280,928)           (73,670,546)
Unrealized appreciation (depreciation) on
  affiliated investments                                 (96,253,861)          (64,839,788)           (73,719,712)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $1,038,290,888          $508,780,952           $430,251,068
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                             Class A                  $848,711,038            $411,905,718           $348,269,405
                                      Class B                  $143,830,084            $ 69,631,727           $ 56,041,391
                                      Class C                  $ 44,907,699            $ 26,852,423           $ 25,712,743
                                      Class R4                 $    842,067            $    391,084           $    227,529
Outstanding shares of capital stock:  Class A shares             93,990,508              47,812,554             42,472,580
                                      Class B shares             16,003,632               8,121,597              6,869,051
                                      Class C shares              5,004,198               3,157,443              3,180,656
                                      Class R4 shares                93,149                  45,318                 27,657
Net asset value per share:            Class A(1)               $       9.03            $       8.62           $       8.20
                                      Class B                  $       8.99            $       8.57           $       8.16
                                      Class C                  $       8.97            $       8.50           $       8.08
                                      Class R4                 $       9.04            $       8.63           $       8.23
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $9.58, $9.15 and $8.70 respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
66  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------

                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
YEAR ENDED JAN. 31, 2010                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $ 7,203,772            $ 11,975,736           $ 30,906,492
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                  427,544                 744,235              2,010,066
  Class B                                                  415,794                 615,354              1,572,878
  Class C                                                  145,696                 206,862                469,838
Transfer agency fees
  Class A                                                  229,351                 405,812              1,215,291
  Class B                                                   59,184                  89,484                254,714
  Class C                                                   20,022                  28,915                 72,779
  Class R4                                                      45                      13                     63
Administrative services fees                                45,451                  75,988                201,685
Plan administration services fees -- Class R4                  224                      65                    313
Custodian fees                                              31,566                  33,056                 31,525
Printing and postage                                        36,240                  42,109                119,637
Registration fees                                           61,772                  66,801                 98,349
Professional fees                                           19,790                  19,900                 20,730
Other                                                        2,048                   2,423                  2,238
-------------------------------------------------------------------------------------------------------------------
Total expenses                                           1,494,727               2,331,017              6,070,106
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          5,709,045               9,644,719             24,836,386
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                  (7,001,281)            (21,725,832)           (59,809,893)
  Capital gain distributions from underlying
    affiliated funds                                         6,798                  19,608                 78,767
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments      (6,994,483)            (21,706,224)           (59,731,126)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              37,923,588              88,552,797            277,167,828
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          30,929,105              66,846,573            217,436,702
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $36,638,150            $ 76,491,292           $242,273,088
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  67

STATEMENTS OF OPERATIONS (continued) -------------------------------------------





                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
YEAR ENDED JAN. 31, 2010                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $ 24,670,182           $ 10,854,237           $  7,605,986
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 1,896,292                906,136                769,440
  Class B                                                 1,394,436                651,430                529,603
  Class C                                                   362,267                196,648                177,552
Transfer agency fees
  Class A                                                 1,455,742                781,013                712,561
  Class B                                                   285,758                149,646                131,190
  Class C                                                    70,968                 42,446                 40,687
  Class R4                                                      349                    128                     64
Administrative services fees                                186,977                 89,504                 75,724
Plan administration services fees -- Class R4                 1,746                    639                    321
Custodian fees                                               33,641                 34,587                 31,447
Printing and postage                                        155,537                 60,406                 60,625
Registration fees                                            82,470                 71,070                 63,197
Professional fees                                            15,680                 15,230                 10,930
Other                                                         3,010                  3,292                  1,596
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            5,944,873              3,002,175              2,604,937
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                   --                (77,423)              (139,496)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        5,944,873              2,924,752              2,465,441
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          18,725,309              7,929,485              5,140,545
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                  (73,128,340)           (37,096,950)           (41,889,856)
  Capital gain distributions from underlying
    affiliated funds                                         92,351                 55,511                 57,173
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments      (73,035,989)           (37,041,439)           (41,832,683)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              300,408,101            157,169,829            154,330,874
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          227,372,112            120,128,390            112,498,191
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $246,097,421           $128,057,875           $117,638,736
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
68  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------

                                                   RIVERSOURCE                           RIVERSOURCE
                                         PORTFOLIO BUILDER CONSERVATIVE          PORTFOLIO BUILDER MODERATE
                                                      FUND                            CONSERVATIVE FUND
YEAR ENDED JAN. 31,                         2010                2009              2010                2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $  5,709,045        $  5,921,251      $  9,644,719        $ 11,165,010
Net realized gain (loss) on affiliated
  investments                             (6,994,483)         (3,042,996)      (21,706,224)         (8,304,229)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                             37,923,588         (30,351,836)       88,552,797         (82,098,938)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               36,638,150         (27,473,581)       76,491,292         (79,238,157)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                               (4,532,493)         (4,590,372)       (8,090,803)         (8,256,717)
    Class B                                 (734,560)         (1,145,469)       (1,175,533)         (1,575,521)
    Class C                                 (304,822)           (274,190)         (427,897)           (373,600)
    Class R4                                  (2,040)               (844)             (734)               (895)
  Net realized gain
    Class A                                       --            (296,755)               --            (856,641)
    Class B                                       --             (85,227)               --            (205,359)
    Class C                                       --             (21,814)               --             (51,244)
    Class R4                                      --                 (43)               --                 (76)
--------------------------------------------------------------------------------------------------------------
Total distributions                       (5,573,915)         (6,414,714)       (9,694,967)        (11,320,053)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                          68,923,202         109,124,744        95,063,029         144,637,896
  Class B shares                          14,306,459          33,654,084        16,666,067          35,681,642
  Class C shares                          10,682,445           9,303,455        11,490,281           9,090,012
  Class R4 shares                            150,706                  --             1,055               2,642
Reinvestment of distributions at net
  asset value
  Class A shares                           4,354,849           4,722,131         7,795,800           8,793,603
  Class B shares                             692,833           1,179,358         1,116,072           1,707,707
  Class C shares                             269,736             275,269           389,947             397,162
  Class R4 shares                              1,806                 521               482                 625
Conversions from Class B to Class A
  Class A shares                           7,223,830           5,430,712         9,433,116           8,185,831
  Class B shares                          (7,223,830)         (5,430,712)       (9,433,116)         (8,185,831)
Payments for redemptions
  Class A shares                         (61,285,448)        (60,072,621)      (85,698,645)        (95,207,632)
  Class B shares                         (16,329,361)        (20,659,815)      (20,411,739)        (27,111,127)
  Class C shares                          (5,088,317)         (4,722,527)       (4,934,188)         (5,725,880)
  Class R4 shares                           (124,813)                 --            (2,617)            (14,559)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions              16,554,097          72,804,599        21,475,544          72,252,091
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  47,618,332          38,916,304        88,271,869         (18,306,119)
Net assets at beginning of year          198,132,117         159,215,813       333,797,758         352,103,877
--------------------------------------------------------------------------------------------------------------
Net assets at end of year               $245,750,449        $198,132,117      $422,069,627        $333,797,758
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income     $    255,703        $    113,849      $  1,358,426        $  1,389,277
--------------------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  69

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------





                                                                                           RIVERSOURCE
                                                   RIVERSOURCE                     PORTFOLIO BUILDER MODERATE
                                         PORTFOLIO BUILDER MODERATE FUND                 AGGRESSIVE FUND
YEAR ENDED JAN. 31,                          2010                2009               2010                2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $   24,836,386      $  29,084,600      $   18,725,309      $   24,195,563
Net realized gain (loss) on affiliated
  investments                              (59,731,126)       (25,261,220)        (73,035,989)        (27,093,495)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                              277,167,828       (286,055,781)        300,408,101        (362,771,645)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                242,273,088       (282,232,401)        246,097,421        (365,669,577)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (23,248,824)       (18,698,221)        (16,723,686)        (19,738,696)
    Class B                                 (3,399,131)        (3,119,713)         (1,943,932)         (2,803,691)
    Class C                                 (1,037,657)          (664,975)           (579,671)           (536,449)
    Class R4                                    (3,820)            (2,769)            (16,654)            (20,136)
  Net realized gain
    Class A                                         --         (1,334,658)                 --          (1,758,113)
    Class B                                         --           (294,716)                 --            (356,460)
    Class C                                         --            (68,110)                 --             (71,009)
    Class R4                                        --               (159)                 --              (1,517)
-----------------------------------------------------------------------------------------------------------------
Total distributions                        (27,689,432)       (24,183,321)        (19,263,943)        (25,286,071)
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           252,231,034        337,412,881         158,690,695         244,539,228
  Class B shares                            43,482,546         75,632,744          26,885,900          54,095,285
  Class C shares                            26,607,655         20,357,208          14,242,523          13,497,313
  Class R4 shares                              148,837                 --             172,424               1,304
Fund mergers (Note 7)
  Class A shares                                   N/A                N/A           3,699,919                 N/A
  Class B shares                                   N/A                N/A             830,554                 N/A
  Class C shares                                   N/A                N/A           4,141,505                 N/A
Reinvestment of distributions at net
  asset value
  Class A shares                            22,645,241         19,554,896          16,374,158          21,106,765
  Class B shares                             3,291,675          3,325,886           1,894,218           3,099,919
  Class C shares                               969,656            688,180             538,435             575,219
  Class R4 shares                                3,557              2,640              16,459              21,373
Conversions from Class B to Class A
  Class A shares                            22,512,319         23,322,541          18,134,247          19,866,084
  Class B shares                           (22,512,319)       (23,322,541)        (18,134,247)        (19,866,084)
Payments for redemptions
  Class A shares                          (194,844,160)      (223,669,685)       (176,065,528)       (207,715,182)
  Class B shares                           (40,588,673)       (53,466,396)        (32,650,465)        (42,072,973)
  Class C shares                           (10,081,860)       (11,294,952)         (8,737,700)         (8,512,493)
  Class R4 shares                              (30,487)                --             (80,245)                 --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions               103,835,021        168,543,402           9,952,852          78,635,758
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   318,418,677       (137,872,320)        236,786,330        (312,319,890)
Net assets at beginning of year            842,380,198        980,252,518         801,504,558       1,113,824,448
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year               $1,160,798,875      $ 842,380,198      $1,038,290,888      $  801,504,558
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income     $    5,282,405      $   8,057,530      $    2,281,945      $    2,720,971
-----------------------------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
70  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                     RIVERSOURCE                          RIVERSOURCE
                                             PORTFOLIO BUILDER AGGRESSIVE        PORTFOLIO BUILDER TOTAL EQUITY
                                                         FUND                                 FUND
YEAR ENDED JAN. 31,                            2010               2009              2010               2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $  7,929,485      $   8,079,064      $  5,140,545      $   4,304,499
Net realized gain (loss) on affiliated
  investments                               (37,041,439)       (19,564,617)      (41,832,683)       (21,846,620)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               157,169,829       (193,831,351)      154,330,874       (191,281,762)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 128,057,875       (205,316,904)      117,638,736       (208,823,883)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                  (7,366,000)        (5,094,518)       (7,264,220)        (1,525,096)
    Class B                                    (745,449)          (318,362)         (467,965)                --
    Class C                                    (297,984)           (84,645)         (259,488)                --
    Class R4                                     (5,589)            (3,229)           (3,608)              (898)
  Net realized gain
    Class A                                          --         (1,825,803)               --         (2,260,935)
    Class B                                          --           (357,143)               --           (426,709)
    Class C                                          --            (69,350)               --            (86,504)
    Class R4                                         --               (874)               --               (685)
---------------------------------------------------------------------------------------------------------------
Total distributions                          (8,415,022)        (7,753,924)       (7,995,281)        (4,300,827)
---------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                             73,380,697        111,337,210        52,734,169        103,774,678
  Class B shares                             12,127,998         20,417,959         7,414,164         15,626,382
  Class C shares                              7,544,963          5,893,726         4,358,732          4,730,382
  Class R4 shares                               410,724            152,343           138,113             40,999
Fund mergers (Note 7)
  Class A shares                              9,512,021                N/A        17,788,981                N/A
  Class B shares                              2,803,097                N/A         4,585,310                N/A
  Class C shares                              7,781,784                N/A        11,429,758                N/A
Reinvestment of distributions at net
  asset value
  Class A shares                              7,213,565          6,826,798         7,125,613          3,743,785
  Class B shares                                722,454            668,635           460,764            422,551
  Class C shares                                275,322            148,220           238,693             84,646
  Class R4 shares                                 5,423              3,909             3,422              1,452
Conversions from Class B to Class A
  Class A shares                              7,967,727          8,787,295         7,165,430          7,573,758
  Class B shares                             (7,967,727)        (8,787,295)       (7,165,430)        (7,573,758)
Payments for redemptions
  Class A shares                            (77,814,399)       (88,834,231)      (71,479,403)       (80,822,040)
  Class B shares                            (12,918,192)       (16,017,652)      (11,025,173)       (13,790,717)
  Class C shares                             (4,776,424)        (3,454,403)       (3,912,833)        (2,727,853)
  Class R4 shares                              (239,388)           (55,018)          (13,330)           (76,817)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                 26,029,645         37,087,496        19,846,980         31,007,448
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     145,672,498       (175,983,332)      129,490,435       (182,117,262)
Net assets at beginning of year             363,108,454        539,091,786       300,760,633        482,877,895
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $508,780,952      $ 363,108,454      $430,251,068      $ 300,760,633
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $  2,833,664      $   3,264,634      $  1,197,766      $   3,996,262
---------------------------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  71

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. RiverSource Portfolio Builder Conservative Fund


                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.51       $10.15      $10.43      $10.36      $10.23
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .32         .36         .34         .25
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.63)        .17         .24         .25
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.50        (1.31)        .53         .58         .50
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.31)       (.42)       (.38)       (.27)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.33)       (.81)       (.51)       (.37)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.77        $8.51      $10.15      $10.43      $10.36
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.78%      (13.09%)      5.14%       5.76%       4.97%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .47%         .47%        .45%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.71%        3.44%       3.42%       3.32%       2.66%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $188         $146        $111         $83         $73
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.48       $10.11      $10.40      $10.33      $10.21
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .25         .28         .26         .18
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.62)        .16         .25         .24
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.42        (1.37)        .44         .51         .42
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.24)       (.34)       (.31)       (.20)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.26)       (.73)       (.44)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.73        $8.48      $10.11      $10.40      $10.33
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.82%      (13.69%)      4.27%       4.99%       4.12%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.23%        1.22%       1.20%       1.25%       1.34%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.89%        2.60%       2.63%       2.54%       1.88%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $39          $42         $41         $36         $36
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
72  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.48       $10.12      $10.41      $10.34      $10.21
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .25         .28         .26         .17
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.63)        .16         .24         .25
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.43        (1.38)        .44         .50         .42
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.24)       (.34)       (.30)       (.19)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.26)       (.73)       (.43)       (.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.73        $8.48      $10.12      $10.41      $10.34
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.92%      (13.75%)      4.29%       4.94%       4.16%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.22%        1.22%       1.20%       1.25%       1.34%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.99%        2.68%       2.67%       2.51%       1.85%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $11          $8          $5          $6
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.43       $10.05      $10.34      $10.27      $10.20
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .35         .39         .36         .32
Net gains (losses) (both realized and
 unrealized)                                         1.25        (1.60)        .16         .24         .18
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.49        (1.25)        .55         .60         .50
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.35)       (.45)       (.40)       (.33)
Distributions from realized gains                      --         (.02)       (.39)       (.13)       (.10)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.37)       (.84)       (.53)       (.43)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.69        $8.43      $10.05      $10.34      $10.27
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.86%      (12.71%)      5.34%       6.00%       5.04%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .38%         .39%        .38%        .33%        .47%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .38%         .13%        .19%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.69%        3.68%       3.68%       3.47%       2.64%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          27%         29%         54%         23%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Moderate Conservative Fund


                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.02       $10.28      $10.85      $10.68      $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .31         .33         .33         .24
Net gains (losses) (both realized and
 unrealized)                                         1.59        (2.27)        .11         .47         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.83        (1.96)        .44         .80         .73
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.27)       (.42)       (.40)       (.27)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.30)      (1.01)       (.63)       (.40)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.61        $8.02      $10.28      $10.85      $10.68
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.06%      (19.31%)      3.99%       7.65%       7.18%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .45%         .44%        .41%        .44%        .55%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.71%        3.26%       3.03%       2.99%       2.53%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $336         $257        $260        $198        $149
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.00       $10.25      $10.82      $10.65      $10.32
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .23         .24         .24         .16
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.25)        .12         .48         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.75        (2.02)        .36         .72         .65
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.23)       (.93)       (.55)       (.32)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.58        $8.00      $10.25      $10.82      $10.65
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.05%      (19.89%)      3.22%       6.87%       6.41%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.21%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.88%        2.42%       2.22%       2.19%       1.75%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $60          $61         $76         $71         $66
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
74  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $8.00       $10.25      $10.82      $10.65      $10.33
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .23         .25         .24         .15
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.25)        .11         .48         .49
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.76        (2.02)        .36         .72         .64
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.23)       (.93)       (.55)       (.32)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.58        $8.00      $10.25      $10.82      $10.65
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.14%      (19.88%)      3.23%       6.88%       6.29%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.20%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.00%        2.48%       2.27%       2.22%       1.72%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26          $16         $16         $13         $11
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.99       $10.24      $10.80      $10.64      $10.34
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .33         .37         .35         .29
Net gains (losses) (both realized and
 unrealized)                                         1.58        (2.23)        .10         .46         .46
----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.83        (1.90)        .47         .81         .75
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.32)       (.44)       (.42)       (.32)
Distributions from realized gains                      --         (.03)       (.59)       (.23)       (.13)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.35)      (1.03)       (.65)       (.45)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.57        $7.99      $10.24      $10.80      $10.64
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.16%      (18.93%)      4.32%       7.74%       7.37%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .37%        .36%        .28%        .39%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .07%        .16%        .28%        .39%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.79%        3.55%       3.41%       3.13%       2.67%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          29%         31%         24%         19%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  75

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Moderate Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.58       $10.46      $11.36      $11.06      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .30         .31         .31         .22
Net gains (losses) (both realized and
 unrealized)                                         1.90        (2.93)        .02         .71         .78
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.13        (2.63)        .33        1.02        1.00
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.23)       (.44)       (.41)       (.27)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.25)      (1.23)       (.72)       (.41)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.46        $7.58      $10.46      $11.36      $11.06
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.49%      (25.51%)      2.69%       9.38%       9.64%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .45%         .43%        .41%        .43%        .53%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.63%        3.19%       2.70%       2.68%       2.30%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $937         $664        $746        $600        $410
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.54       $10.41      $11.31      $11.02      $10.43
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .22         .22         .19         .13
Net gains (losses) (both realized and
 unrealized)                                         1.91        (2.91)        .02         .73         .79
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.06        (2.69)        .24         .92         .92
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.16)       (.35)       (.32)       (.19)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.18)      (1.14)       (.63)       (.33)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.41        $7.54      $10.41      $11.31      $11.02
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.54%      (26.12%)      1.92%       8.52%       8.86%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.21%        1.19%       1.17%       1.19%       1.29%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%        2.32%       1.89%       1.87%       1.51%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $163         $145        $198        $189        $153
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
76  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.55       $10.41      $11.32      $11.03      $10.44
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .23         .23         .20         .13
Net gains (losses) (both realized and
 unrealized)                                         1.88        (2.91)        .01         .73         .79
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (2.68)        .24         .93         .92
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.16)       (.36)       (.33)       (.19)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.18)      (1.15)       (.64)       (.33)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.41        $7.55      $10.41      $11.32      $11.03
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.45%      (25.99%)      1.85%       8.53%       8.86%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.20%        1.19%       1.17%       1.19%       1.30%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.92%        2.45%       1.97%       1.91%       1.52%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $61          $33         $36         $27         $18
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.57       $10.45      $11.34      $11.04      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .33         .36         .33         .26
Net gains (losses) (both realized and
 unrealized)                                         1.88        (2.92)        .00(c)      .70         .75
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.14        (2.59)        .36        1.03        1.01
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.27)       (.46)       (.42)       (.30)
Distributions from realized gains                      --         (.02)       (.79)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.29)      (1.25)       (.73)       (.44)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.45        $7.57      $10.45      $11.34      $11.04
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.70%      (25.22%)      2.99%       9.58%       9.80%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .35%        .35%        .28%        .37%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .35%         .06%        .14%        .28%        .37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.96%        3.50%       3.12%       3.02%       2.34%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               26%          34%         27%         24%         15%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(c) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  77

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.01       $10.48      $11.73      $11.34      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .23         .24         .25         .17
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.46)       (.01)        .91        1.05
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.20        (3.23)        .23        1.16        1.22
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.22)       (.40)       (.38)       (.22)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)        (.24)      (1.48)       (.77)       (.38)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.03        $7.01      $10.48      $11.73      $11.34
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.56%      (31.15%)      1.57%      10.40%      11.72%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                       .49%         .47%        .43%        .46%        .56%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.16%        2.51%       2.04%       2.01%       1.69%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $849         $645        $881        $801        $550
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.98       $10.43      $11.68      $11.30      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .16         .15         .10         .07
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.44)       (.01)        .96        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.13        (3.28)        .14        1.06        1.13
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.15)       (.31)       (.29)       (.14)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.17)      (1.39)       (.68)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.99        $6.98      $10.43      $11.68      $11.30
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.56%      (31.65%)       .81%       9.54%      10.90%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.26%        1.23%       1.19%       1.22%       1.32%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.31%        1.69%       1.23%       1.21%        .91%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $144         $130        $199        $202        $154
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
78  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.98       $10.43      $11.68      $11.30      $10.47
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .16         .16         .12         .07
Net gains (losses) (both realized and
 unrealized)                                         1.99        (3.44)       (.01)        .95        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.11        (3.28)        .15        1.07        1.13
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.15)       (.32)       (.30)       (.14)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.17)      (1.40)       (.69)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.97        $6.98      $10.43      $11.68      $11.30
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.37%      (31.63%)       .85%       9.57%      10.91%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                      1.25%        1.22%       1.19%       1.22%       1.32%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.48%        1.79%       1.33%       1.27%        .93%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $45          $26         $33         $26         $15
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $7.02       $10.50      $11.75      $11.35      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .27         .29         .28         .19
Net gains (losses) (both realized and
 unrealized)                                         2.02        (3.47)       (.02)        .91        1.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.21        (3.20)        .27        1.19        1.25
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.26)       (.44)       (.40)       (.24)
Distributions from realized gains                      --         (.02)      (1.08)       (.39)       (.16)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.28)      (1.52)       (.79)       (.40)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.04        $7.02      $10.50      $11.75      $11.35
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.73%      (30.91%)      1.86%      10.69%      12.02%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .35%        .34%        .31%        .39%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .35%         .09%        .16%        .31%        .39%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.30%        2.88%       2.41%       2.14%       1.69%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $1         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          33%         33%         29%         20%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  79

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Aggressive Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.49       $10.46      $12.20      $11.66      $10.53
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .17         .19         .19         .12
Net gains (losses) (both realized and
 unrealized)                                         2.14        (3.98)       (.14)       1.18        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.29        (3.81)        .05        1.37        1.49
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)        (.12)       (.39)       (.35)       (.17)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)        (.16)      (1.79)       (.83)       (.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.62        $6.49      $10.46      $12.20      $11.66
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       35.27%      (36.52%)      (.31%)     11.85%      14.26%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .53%         .51%        .46%        .49%        .61%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .51%         .50%        .46%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.92%        1.83%       1.53%       1.47%       1.10%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $412         $295        $429        $400        $275
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.46       $10.38      $12.11      $11.59      $10.48
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .09         .09         .02         .03
Net gains (losses) (both realized and
 unrealized)                                         2.12        (3.93)       (.13)       1.24        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.20        (3.84)       (.04)       1.26        1.40
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.04)       (.29)       (.26)       (.10)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)        (.08)      (1.69)       (.74)       (.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.57        $6.46      $10.38      $12.11      $11.59
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       34.10%      (37.04%)     (1.02%)     10.97%      13.48%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.29%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.27%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.09%         .99%        .74%        .66%        .28%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $70          $57         $95         $98         $79
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
80  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.42       $10.33      $12.08      $11.58      $10.48
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .10         .10         .06         .03
Net gains (losses) (both realized and
 unrealized)                                         2.08        (3.92)       (.15)       1.20        1.37
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.19        (3.82)       (.05)       1.26        1.40
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)        (.05)       (.30)       (.28)       (.11)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.09)      (1.70)       (.76)       (.30)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.50        $6.42      $10.33      $12.08      $11.58
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       34.07%      (37.00%)     (1.06%)     11.00%      13.40%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.28%        1.26%       1.21%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.26%        1.25%       1.21%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.37%        1.09%        .83%        .72%        .32%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $27          $11         $15         $12          $7
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.50       $10.48      $12.23      $11.68      $10.53
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17          .22         .28         .22         .12
Net gains (losses) (both realized and
 unrealized)                                         2.13        (4.01)       (.20)       1.17        1.39
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.30        (3.79)        .08        1.39        1.51
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.15)       (.43)       (.36)       (.17)
Distributions from realized gains                      --         (.04)      (1.40)       (.48)       (.19)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.19)      (1.83)       (.84)       (.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.63        $6.50      $10.48      $12.23      $11.68
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       35.36%      (36.20%)      (.09%)     12.04%      14.46%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .36%        .35%        .33%        .44%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .11%        .18%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.13%        2.57%       2.29%       1.60%        .95%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%          35%         40%         40%         24%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  81

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------



RiverSource Portfolio Builder Total Equity Fund

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.03       $10.53      $12.61      $11.99      $10.55
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .11         .12         .14         .07
Net gains (losses) (both realized and
 unrealized)                                         2.23        (4.51)       (.26)       1.40        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.34        (4.40)       (.14)       1.54        1.78
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.04)       (.34)       (.33)       (.13)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.10)      (1.94)       (.92)       (.34)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.20        $6.03      $10.53      $12.61      $11.99
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       38.93%      (41.88%)     (2.04%)     13.02%      16.99%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .55%         .52%        .46%        .49%        .62%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .51%         .51%        .46%        .49%        .59%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.50%        1.18%        .93%        .88%        .53%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $348         $246        $384        $364        $231
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------




                                                                     YEAR ENDED JAN. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $5.97       $10.44      $12.52      $11.91      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .05          .03         .01          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                         2.21        (4.44)       (.26)       1.44        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.26        (4.41)       (.25)       1.44        1.68
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)          --        (.23)       (.24)       (.06)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.06)      (1.83)       (.83)       (.27)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.16        $5.97      $10.44      $12.52      $11.91
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.90%      (42.30%)     (2.86%)     12.25%      16.11%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.31%        1.28%       1.22%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.27%        1.27%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .65%         .32%        .11%        .06%       (.29%)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $56          $46         $85         $91         $68
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
82  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $5.94       $10.39      $12.49      $11.90      $10.50
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .04         .03          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                         2.17        (4.43)       (.27)       1.44        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.25        (4.39)       (.24)       1.44        1.68
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)          --        (.26)       (.26)       (.07)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.06)      (1.86)       (.85)       (.28)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $5.94      $10.39      $12.49      $11.90
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.90%      (42.31%)     (2.87%)     12.25%      16.10%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.29%        1.27%       1.22%       1.25%       1.38%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.26%        1.26%       1.22%       1.25%       1.37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.08%         .43%        .24%        .15%       (.21%)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $26           $9         $14         $11          $6
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------




                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $6.05       $10.57      $12.65      $12.01      $10.55
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .13         .15         .16         .09
Net gains (losses) (both realized and
 unrealized)                                         2.22        (4.52)       (.26)       1.41        1.71
----------------------------------------------------------------------------------------------------------
Total from investment operations                     2.37        (4.39)       (.11)       1.57        1.80
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.07)       (.37)       (.34)       (.13)
Distributions from realized gains                      --         (.06)      (1.60)       (.59)       (.21)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.13)      (1.97)       (.93)       (.34)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.23        $6.05      $10.57      $12.65      $12.01
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.18%      (41.58%)     (1.78%)     13.27%      17.23%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .36%        .35%        .33%        .46%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .36%         .11%        .16%        .33%        .42%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        1.43%       1.17%        .91%        .51%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--         $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%          28%         31%         27%         17%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  83

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund (Conservative Fund) -- invests primarily in underlying funds that invest in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund (Moderate Conservative
Fund) -- invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.

RiverSource Portfolio Builder Moderate Fund (Moderate Fund) -- invests in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive
Fund) -- invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund (Aggressive Fund) -- invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund (Total Equity Fund) -- invests primarily in underlying funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on each Fund's financial statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Funds are evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for Conservative Fund, Moderate Conservative Fund, Moderate Fund and Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for Aggressive Fund and Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. On Aug. 12, 2009, an additional dividend was paid before the mergers (see Note 7) to ensure that current shareholders of Aggressive Fund and Total Equity Fund would not experience a dilution in their shares of the Fund's income or capital gains.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
The Funds do not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer

--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  85

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee for this service as follows:

FUND                                                                  CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Conservative Fund                                                      $20.50   $21.50   $21.00
Moderate Conservative Fund                                              20.50    21.50    21.00
Moderate Fund                                                           19.50    20.50    20.00
Moderate Aggressive Fund                                                19.50    20.50    20.00
Aggressive Fund                                                         19.50    20.50    20.00
Total Equity Fund                                                       19.50    20.50    20.00


The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or their designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                      CLASS B    CLASS C
--------------------------------------------------------------------------------------------
Conservative Fund                                                       $2,257,000  $128,000
Moderate Conservative Fund                                               3,270,000   187,000
Moderate Fund                                                            8,291,000   422,000
Moderate Aggressive Fund                                                 7,037,000   326,000
Aggressive Fund                                                          3,286,000   144,000
Total Equity Fund                                                        2,708,000   117,000


These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
86  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the year ended Jan. 31, 2010, are as follows:

FUND                                                                CLASS A    CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Conservative Fund                                                 $  485,213  $ 32,746  $ 6,286
Moderate Conservative Fund                                           833,549    45,796    5,849
Moderate Fund                                                      2,770,352   122,433   18,841
Moderate Aggressive Fund                                           3,030,267   134,129    7,244
Aggressive Fund                                                    1,581,865    68,333    6,078
Total Equity Fund                                                  1,002,856    54,043    2,807


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                  CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Aggressive Fund                                                         0.51     1.27     1.26
Total Equity Fund                                                       0.51     1.27     1.26


The waived/reimbursed fees and expenses for transfer agency fees at the class level were as follows:

FUND                                                                 CLASS A  CLASS B  CLASS C
----------------------------------------------------------------------------------------------
Aggressive Fund                                                     $ 60,747  $13,651   $3,025
Total Equity Fund                                                    110,550   22,568    6,378


Under an agreement which was effective until Jan. 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) would not exceed 0.51% for Class A, 1.27% for Class B, 1.27% for Class C, and 0.41% for Class R4 of each class' average daily net assets.

Effective Feb. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, and 0.44% for Class R4 of each class' average daily net assets.

4. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                  PURCHASES           PROCEEDS
----------------------------------------------------------------------------------------------------
Conservative Fund                                                   $ 74,832,461        $ 58,194,862
Moderate Conservative Fund                                           135,513,445         113,974,392
Moderate Fund                                                        365,703,469         265,417,033
Moderate Aggressive Fund                                             274,009,020(a)      264,420,017(a)
Aggressive Fund                                                      156,555,817(b)      128,714,944(b)
Total Equity Fund                                                    139,247,878(c)      117,694,314(c)


Realized gains and losses are determined on an identified cost basis.

(a) Purchases include $8,766,565 from the Seligman Asset Allocation Balanced Fund that was acquired in the fund merger as described in Note 7 and $2,412,650 of purchases done to realign the Fund's portfolio following the fund merger. Proceeds include $2,412,650 from sales done to realign the Fund's portfolio following the fund merger. These amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.

(b) Purchases include $22,249,686 from the Seligman Asset Allocation Moderate Growth Fund that was acquired in the fund merger as described in Note 7 and $3,641,669 of purchases done to realign the Fund's portfolio following the fund merger. Proceeds include $3,641,669 from sales done to realign the Fund's portfolio following the fund merger. These amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.

(c) Purchases include $37,934,152 from the Seligman Asset Allocation Growth Fund and the Seligman Asset Allocation Aggressive Growth Fund that were acquired in the fund mergers as described in Note 7 and $6,117,809 of purchases done to realign the Fund's portfolio following the fund mergers. Proceeds include $6,117,809 from sales done to realign the Fund's portfolio following the fund mergers. These amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  87

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                                                MODERATE CONSERVATIVE
                                          CONSERVATIVE FUND              FUND                 MODERATE FUND
                                       ----------------------  -----------------------  ------------------------
YEAR ENDED JAN. 31,                       2010        2009*       2010        2009*         2010        2009*
----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                    7,586,457  11,579,157  10,645,054   15,420,761   28,997,132   36,416,463
Converted from Class B**                  770,070     556,425   1,034,363      836,142    2,535,190    2,365,369
Reinvested distributions                  460,628     517,871     858,624      983,414    2,611,973    2,187,244
Redeemed                               (6,682,680) (6,447,634) (9,663,024) (10,453,018) (22,761,740) (24,704,406)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 2,134,475   6,205,819   2,875,017    6,787,299   11,382,555   16,264,670
----------------------------------------------------------------------------------------------------------------

CLASS B
Sold                                    1,602,933   3,555,606   1,899,228    3,776,451    5,104,572    7,990,722
Reinvested distributions                   73,254     129,605     123,885      192,614      386,056      375,692
Converted to Class A**                   (772,541)   (558,141) (1,037,776)    (838,712)  (2,549,545)  (2,375,004)
Redeemed                               (1,801,747) (2,228,877) (2,317,452)  (2,951,976)  (4,785,727)  (5,826,846)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (898,101)    898,193  (1,332,115)     178,377   (1,844,644)     164,564
----------------------------------------------------------------------------------------------------------------

CLASS C
Sold                                    1,166,632     979,697   1,277,816      969,070    3,048,469    2,169,214
Reinvested distributions                   28,350      30,392      42,731       45,002      111,733       78,519
Redeemed                                 (557,713)   (512,850)   (555,940)    (627,368)  (1,162,144)  (1,250,975)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   637,269     497,239     764,607      386,704    1,998,058      996,758
----------------------------------------------------------------------------------------------------------------

CLASS R4
Sold                                       17,684          --         111          324       15,872           --
Reinvested distributions                      198          57          53           70          401          292
Redeemed                                  (13,300)         --        (324)      (1,440)      (3,240)          --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     4,582          57        (160)      (1,046)      13,033          292
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
88  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                      MODERATE AGGRESSIVE FUND       AGGRESSIVE FUND         TOTAL EQUITY FUND
                                      ------------------------  ------------------------  ----------------------
YEAR ENDED JAN. 31,                       2010        2009*         2010        2009*        2010        2009*
----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                   19,300,216   26,606,724    9,520,333   12,571,544   7,380,226  12,289,921
Fund merger                               431,752          N/A    1,171,548          N/A   2,309,590         N/A
Converted from Class B**                2,147,424    2,031,297      990,039      904,043     937,433     784,845
Reinvested distributions                1,911,769    2,541,544      844,329    1,009,824     880,982     589,485
Redeemed                              (21,688,074) (23,305,482) (10,129,940) (10,050,232) (9,822,692) (9,393,966)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 2,103,087    7,874,083    2,396,309    4,435,179   1,685,539   4,270,285
----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                    3,313,238    5,819,320    1,580,428    2,265,599   1,067,141   1,777,325
Fund merger                                97,414          N/A      346,568          N/A     600,862         N/A
Reinvested distributions                  219,603      387,301       83,716       99,351      58,468      67,210
Converted to Class A**                 (2,157,635)  (2,039,639)    (998,694)    (914,391)   (949,803)   (793,895)
Redeemed                               (4,097,794)  (4,624,846)  (1,693,546)  (1,799,263) (1,532,496) (1,532,355)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (2,625,174)    (457,864)    (681,528)    (348,704)   (755,828)   (481,715)
----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                    1,729,833    1,480,585      991,332      670,525     602,942     547,993
Fund merger                               486,263          N/A      969,859          N/A   1,506,477         N/A
Reinvested distributions                   61,845       72,561       32,235       22,155      29,648      13,522
Redeemed                               (1,052,409)    (950,641)    (601,159)    (394,849)   (517,212)   (321,740)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 1,225,532      602,505    1,392,267      297,831   1,621,855     239,775
----------------------------------------------------------------------------------------------------------------
CLASS R4
Sold                                       21,925          179       56,934       16,664      17,053       4,021
Reinvested distributions                    1,929        2,534          622          578         413         228
Redeemed                                  (10,202)          --      (33,951)      (5,988)     (2,096)     (7,442)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                    13,652        2,713       23,605       11,254      15,370      (3,193)
----------------------------------------------------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUND

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2010, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Conservative Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                            10.38%


Moderate Conservative Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                            9.50%
RiverSource Global Bond Fund                                                      5.09




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  89

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Moderate Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                                      13.35%
RiverSource Partners International Small Cap Fund                                 13.13
RiverSource Partners International Select Growth Fund                             12.22
RiverSource Partners Small Cap Growth Fund                                        10.47
RiverSource Global Bond Fund                                                      10.34
RiverSource Income Opportunities Fund                                              9.62
RiverSource Inflation Protected Securities Fund                                    8.24
Threadneedle International Opportunity Fund                                        7.57
RiverSource Diversified Bond Fund                                                  7.50
RiverSource Partners Fundamental Value Fund                                        7.47
RiverSource Partners Aggressive Growth Fund                                        6.59
RiverSource Partners International Select Value Fund                               6.14
RiverSource Recovery and Infrastructure Fund                                       5.72
RiverSource Disciplined Large Cap Growth Fund                                      5.65
RiverSource Partners Select Value Fund                                             5.48


Moderate Aggressive Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap Fund                                 15.29%
RiverSource Partners International Select Growth Fund                             14.24
RiverSource Partners Small Cap Growth Fund                                        12.23
RiverSource Real Estate Fund                                                      11.06
Threadneedle International Opportunity Fund                                        8.84
RiverSource Partners Fundamental Value Fund                                        8.72
RiverSource Partners Aggressive Growth Fund                                        7.52
RiverSource Global Bond Fund                                                       7.43
RiverSource Partners International Select Value Fund                               7.16
RiverSource Recovery and Infrastructure Fund                                       6.62
RiverSource Disciplined Large Cap Growth Fund                                      6.59
RiverSource LaSalle Monthly Dividend Real Estate Fund                              6.40
RiverSource Partners Select Value Fund                                             6.37
RiverSource Income Opportunities Fund                                              5.77


Aggressive Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund                                       17.63%
RiverSource Partners International Small Cap Fund                                  9.24
RiverSource Partners International Select Growth Fund                              8.59
RiverSource Partners Small Cap Growth Fund                                         7.40
RiverSource Real Estate Fund                                                       5.91
Threadneedle International Opportunity Fund                                        5.33
RiverSource Partners Fundamental Value Fund                                        5.26


Total Equity Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund                                       23.53%
RiverSource Partners International Small Cap Fund                                  9.38
RiverSource Partners International Select Growth Fund                              8.72
RiverSource Partners Small Cap Growth Fund                                         6.51
Threadneedle International Opportunity Fund                                        5.41
RiverSource Partners Fundamental Value Fund                                        5.34
RiverSource Real Estate Fund                                                       5.04




--------------------------------------------------------------------------------
90  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


7. FUND MERGERS

Moderate Aggressive Fund

At the close of business on Aug. 14, 2009, Moderate Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Balanced Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of Moderate Aggressive Fund immediately before the acquisition were $972,732,835 and the combined net assets immediately after the acquisition were $981,404,813.

The merger was accomplished by a tax-free exchange of 1,983,274 shares of Seligman Asset Allocation Balanced Fund valued at $8,671,978.

In exchange for the Seligman Asset Allocation Balanced Fund shares and net assets, Moderate Aggressive Fund issued the following number of shares:

                                                                                 SHARES
---------------------------------------------------------------------------------------
Class A                                                                         431,752
Class B                                                                          97,414
Class C                                                                         486,263


For financial reporting purposes, net assets received and shares issued by Moderate Aggressive Fund were recorded at fair value; however, the Seligman Asset Allocation Balanced Fund's cost of investments was carried forward to align ongoing reporting of the Moderate Aggressive Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Asset Allocation Balanced Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                 UNDISTRIBUTED
   TOTAL        CAPITAL       UNREALIZED     ACCUMULATED NET    NET INVESTMENT
NET ASSETS       STOCK       DEPRECIATION     REALIZED LOSS         INCOME
------------------------------------------------------------------------------
$8,671,978    $13,646,472      $(90,954)       $(4,891,797)         $8,257


The financial statements reflect the operations of the Moderate Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman Asset Allocation Balanced Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Feb. 1, 2009, the Moderate Aggressive Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $19.0 million, $(74.9) million, and $248.0 million, respectively.

Aggressive Fund

At the close of business on Aug. 14, 2009, Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Moderate Growth Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Aggressive Fund immediately before the acquisition were $460,056,138 and the combined net assets immediately after the acquisition were $480,153,040.

The merger was accomplished by a tax-free exchange of 4,179,370 shares of Seligman Asset Allocation Moderate Growth Fund valued at $20,096,902.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  91

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In exchange for the Seligman Asset Allocation Moderate Growth Fund shares and net assets, Aggressive Fund issued the following number of shares:

                                                                                 SHARES
----------------------------------------------------------------------------------------
Class A                                                                        1,171,548
Class B                                                                          346,568
Class C                                                                          969,859


For financial reporting purposes, net assets received and shares issued by Aggressive Fund were recorded at fair value; however, the Seligman Asset Allocation Moderate Growth Fund's cost of investments was carried forward to align ongoing reporting of the Aggressive Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Asset Allocation Moderate Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                      EXCESS OF
                                                                 DISTRIBUTIONS OVER
   TOTAL         CAPITAL       UNREALIZED     ACCUMULATED NET      NET INVESTMENT
 NET ASSETS       STOCK       DEPRECIATION     REALIZED LOSS           INCOME
-----------------------------------------------------------------------------------
$20,096,902    $28,424,829     $(2,152,302)     $(6,175,266)            $(359)


The financial statements reflect the operations of the Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman Asset Allocation Moderate Growth Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Feb. 1, 2009, the Aggressive Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $8.0 million, $(40.7) million, and $133.7 million, respectively.

Total Equity Fund

At the close of business on Aug. 14, 2009, Total Equity Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund. The reorganizations were completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Total Equity Fund immediately before the acquisition were $383,589,201 and the combined net assets immediately after the acquisition were $417,393,250.

The mergers were accomplished by the following tax-free exchanges:

                                                               SHARES   VALUE OF SHARES   SHARES ISSUED BY
                                                             EXCHANGED     EXCHANGED     TOTAL EQUITY FUND
----------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Growth Fund
    Class A                                                  2,051,284    $10,207,422        1,325,265
    Class B                                                    600,770      2,773,368          363,406
    Class C                                                  1,627,632      7,514,573          990,480
----------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Aggressive Growth Fund
    Class A                                                  1,343,720    $ 7,581,559          984,325
    Class B                                                    341,892      1,811,942          237,456
    Class C                                                    738,794      3,915,185          515,997


For financial reporting purposes, net assets received and shares issued by Total Equity Fund were recorded at fair value; however, the Seligman Asset Allocation Growth Fund and the Seligman Asset Allocation Aggressive Growth Fund's cost of investments were carried forward to align ongoing reporting of the Total Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.


--------------------------------------------------------------------------------
92  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


The components of net assets for each of the acquired funds (after adjustments for any permanent book-to-tax differences) at the merger date were as follows:

                                                                                                  UNDISTRIBUTED
                                                                                                    (EXCESS OF
                                        TOTAL       CAPITAL     UNREALIZED   ACCUMULATED NET   DISTRIBUTIONS OVER)
                                      NET ASSETS     STOCK     DEPRECIATION   REALIZED LOSS   NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Growth
  Fund                               $20,495,363  $27,964,509   $(2,644,422)   $(4,824,389)           $(335)
Seligman Asset Allocation
  Aggressive Growth Fund              13,308,686   17,081,457    (1,536,074)    (2,236,698)               1
-------------------------------------------------------------------------------------------------------------------
Total                                $33,804,049  $45,045,966   $(4,180,496)   $(7,061,087)           $(334)


The financial statements reflect the operations of the Total Equity Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund that have been included in the combined Fund's Statement of Operations since the mergers were completed. Assuming the mergers had been completed on Feb. 1, 2009, the Total Equity Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $5.1 million, $(46.6) million, and $127.2 million, respectively.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                         UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                        NET INVESTMENT  NET REALIZED     PAID-IN CAPITAL
FUND                                                        INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
----------------------------------------------------------------------------------------------------------
Conservative Fund                                           $ 6,724       $ (6,724)        $       --
Moderate Conservative Fund                                   19,397        (19,397)                --
Moderate Fund                                                77,921        (77,921)                --
Moderate Aggressive Fund                                     91,351        987,342          1,078,693
Aggressive Fund                                              54,926        (54,926)                --
Total Equity Fund                                            56,574        (56,574)                --


The tax character of distributions paid for the years indicated is as follows:

                                                                 2010                       2009
                                                        ORDINARY     LONG-TERM     ORDINARY     LONG-TERM
YEAR ENDED JAN. 31,                                      INCOME    CAPITAL GAIN     INCOME    CAPITAL GAIN
----------------------------------------------------------------------------------------------------------
Conservative Fund                                     $ 5,573,915       $--      $ 6,010,901   $  403,813
Moderate Conservative Fund                              9,694,967        --       10,207,218    1,112,835
Moderate Fund                                          27,689,432        --       22,488,051    1,695,270
Moderate Aggressive Fund                               19,263,943        --       23,099,865    2,186,206
Aggressive Fund                                         8,415,022        --        5,899,961    1,853,963
Total Equity Fund                                       7,995,281        --        1,855,610    2,445,217




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  93

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


At Jan. 31, 2010, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                  UNDISTRIBUTED   UNDISTRIBUTED   ACCUMULATED    UNREALIZED
                                                     ORDINARY      ACCUMULATED   NET REALIZED   APPRECIATION
FUND                                                  INCOME     LONG-TERM GAIN      LOSS      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Conservative Fund                                   $  255,703         $--       $ (4,428,658)  $     567,632
Moderate Conservative Fund                           1,358,426          --        (17,455,318)    (12,409,003)
Moderate Fund                                        5,282,405          --        (48,604,696)    (74,405,934)
Moderate Aggressive Fund                             2,281,945          --        (68,142,574)   (137,469,785)
Aggressive Fund                                      2,833,664          --        (37,879,654)    (92,241,062)
Total Equity Fund                                    1,197,766          --        (42,147,214)   (105,243,044)


For federal income tax purposes, each Fund had a capital loss carry-over at Jan. 31, 2010, that if not offset by capital gains will expire as follows:

FUND                                                                    2017          2018
---------------------------------------------------------------------------------------------
Conservative Fund                                                    $       --   $ 4,265,389
Moderate Conservative Fund                                            1,062,939    15,811,121
Moderate Fund                                                         7,597,638    37,758,600
Moderate Aggressive Fund                                              4,898,399    57,879,727
Aggressive Fund                                                       6,629,032    28,221,611
Total Equity Fund                                                     7,784,164    30,165,767


As a result of the mergers (Note 7), Moderate Aggressive Fund, Aggressive Fund, and Total Equity Fund acquired capital loss carry-overs of $2,900,482, $3,692,558, and $3,996,253, respectively. In addition to the acquired capital loss carry-overs, Moderate Aggressive Fund, Aggressive Fund and Total Equity Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, post-October losses that are treated as occurring on Feb. 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
Conservative Fund                                                               $  163,269
Moderate Conservative Fund                                                         581,258
Moderate Fund                                                                    3,248,457
Moderate Aggressive Fund                                                         5,364,447
Aggressive Fund                                                                  3,029,012
Total Equity Fund                                                                4,197,282


For the year ended Jan. 31, 2010, Moderate Aggressive Fund had $1,078,693 of capital loss carry-over expired unused. It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are

--------------------------------------------------------------------------------
94  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as

--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  95

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
96  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------ TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND, RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND, AND RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund, and RiverSource Portfolio Builder Total Equity Fund (the Funds) (six of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Market Advantage Series, Inc. at January 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2010


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2010 ANNUAL REPORT  97

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                   8,935               $541,461
General Dynamics                                         4,598                307,376
Goodrich                                                 1,917                118,681
Honeywell Intl                                           9,162                354,020
ITT                                                      1,896                 91,596
L-3 Communications Holdings                              1,723                143,595
Lockheed Martin                                          4,345                323,789
Northrop Grumman                                         4,285                242,531
Precision Castparts                                      1,997                210,184
Raytheon                                                 4,476                234,677
Rockwell Collins                                         2,229                118,561
United Technologies                                     11,627                784,590
                                                                      ---------------
Total                                                                       3,471,061
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                    1,695                 95,988
Expeditors Intl of Washington                            1,966(d)              67,041
FedEx                                                    4,286                335,808
United Parcel Service Cl B                              12,244                707,335
                                                                      ---------------
Total                                                                       1,206,172
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                      11,266                127,644
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                   4,651(b)              62,044
Johnson Controls                                         7,981                222,112
                                                                      ---------------
Total                                                                         284,156
-------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                                              43,909(b,d)           475,974
Harley-Davidson                                          3,807                 86,571
                                                                      ---------------
Total                                                                         562,545
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Cl B                                          898                 46,085
Coca-Cola                                               28,474              1,544,714
Coca-Cola Enterprises                                    5,009                101,132
Constellation Brands Cl A                                3,943(b)              63,403
Dr Pepper Snapple Group                                  3,945                109,119
Molson Coors Brewing Cl B                                1,510                 63,420
Pepsi Bottling Group                                     2,414                 89,801
PepsiCo                                                 19,082              1,137,669
                                                                      ---------------
Total                                                                       3,155,343
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.6%)
Amgen                                                   12,817(b)             749,537
Biogen Idec                                              3,254(b)             174,870
Celgene                                                  5,404(b)             306,839
Cephalon                                                 1,196(b,d)            76,353
Genzyme                                                  2,952(b)             160,176
Gilead Sciences                                         10,915(b)             526,867
                                                                      ---------------
Total                                                                       1,994,642
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                    6,037(d)              81,862
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.7%)
Ameriprise Financial                                     3,853(e)             147,339
Bank of New York Mellon                                 14,741                428,816
Charles Schwab                                          10,926                199,837
E*TRADE Financial                                       31,705(b)              48,192
Federated Investors Cl B                                   640(d)              16,243
Franklin Resources                                       2,184                216,282
Goldman Sachs Group                                      6,610                983,038
Invesco                                                  6,405                123,617
Janus Capital Group                                      3,966                 48,425
Legg Mason                                               1,593(d)              41,068
Morgan Stanley                                          18,272                489,323
Northern Trust                                           2,641                133,423


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CAPITAL MARKETS (CONT.)
State Street                                             5,786               $248,104
T Rowe Price Group                                       2,992                148,463
                                                                      ---------------
Total                                                                       3,272,170
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Air Products & Chemicals                                 2,432                184,735
Airgas                                                   1,021                 43,148
CF Inds Holdings                                           449                 41,694
Dow Chemical                                            15,666                424,393
Eastman Chemical                                         1,271                 71,850
Ecolab                                                   2,538                111,418
EI du Pont de Nemours & Co                              12,068                393,537
FMC                                                        537                 27,355
Intl Flavors & Fragrances                                  559                 22,231
Monsanto                                                 6,532                495,649
PPG Inds                                                 2,434                142,827
Praxair                                                  3,523                265,352
Sigma-Aldrich                                            1,032                 49,381
                                                                      ---------------
Total                                                                       2,273,570
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
BB&T                                                     7,624(d)             212,481
Comerica                                                 1,283(d)              44,276
Fifth Third Bancorp                                     11,765                146,357
First Horizon Natl                                       4,353(b)              56,374
Huntington Bancshares                                   13,627                 65,273
KeyCorp                                                  7,747                 55,623
M&T Bank                                                   728                 53,690
Marshall & Ilsley                                        9,471(d)              65,445
PNC Financial Services Group                             6,262                347,103
Regions Financial                                       17,606(d)             111,798
SunTrust Banks                                           5,388(d)             131,090
US Bancorp                                              23,716                594,797
Wells Fargo & Co                                        65,231              1,854,518
Zions Bancorporation                                     2,619(d)              49,682
                                                                      ---------------
Total                                                                       3,788,507
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Avery Dennison                                           1,424                 46,294
Cintas                                                   1,173                 29,454
Iron Mountain                                            1,285(b)              29,375
Pitney Bowes                                             3,558                 74,433
Republic Services                                        3,309                 88,649
RR Donnelley & Sons                                      3,543                 70,222
Stericycle                                                 614(b)              32,499
Waste Management                                         5,508                176,532
                                                                      ---------------
Total                                                                         547,458
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
Cisco Systems                                           72,744(b)           1,634,557
Harris                                                   2,291                 98,330
JDS Uniphase                                             5,801(b)              45,596
Juniper Networks                                         5,832(b)             144,809
Motorola                                                36,192(b)             222,581
QUALCOMM                                                23,357                915,361
Tellabs                                                  2,680(b)              17,232
                                                                      ---------------
Total                                                                       3,078,466
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.7%)
Apple                                                   11,740(b)           2,255,488
Dell                                                    24,051(b)             310,258
EMC                                                     24,943(b)             415,800
Hewlett-Packard                                         30,086              1,416,148
IBM                                                     16,582              2,029,470
Lexmark Intl Cl A                                        1,843(b)              47,531
NetApp                                                   5,213(b)             151,855
QLogic                                                   1,815(b)              31,200
SanDisk                                                  3,619(b)              91,995
Teradata                                                 3,025(b)              84,609
Western Digital                                          3,536(b)             134,333
                                                                      ---------------
Total                                                                       6,968,687
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                    2,759                125,093
Jacobs Engineering Group                                 1,081(b)              40,851
Quanta Services                                          1,510(b)              27,512
                                                                      ---------------
Total                                                                         193,456
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                         1,193                 52,719
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSUMER FINANCE (0.9%)
American Express                                        16,026               $603,538
Capital One Financial                                    6,180                227,795
Discover Financial Services                              8,845                121,000
SLM                                                      8,443(b)              88,905
                                                                      ---------------
Total                                                                       1,041,238
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                       676                 34,334
Bemis                                                      800                 22,448
Owens-Illinois                                           1,228(b)              33,426
Pactiv                                                     943(b)              21,265
Sealed Air                                               1,154                 22,895
                                                                      ---------------
Total                                                                         134,368
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                            1,476                 55,616
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        1,255(b)              76,041
DeVry                                                      440                 26,866
H&R Block                                                3,202                 68,907
                                                                      ---------------
Total                                                                         171,814
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.2%)
Bank of America                                        126,129              1,914,638
Citigroup                                              248,627                825,442
CME Group                                                  781                224,006
IntercontinentalExchange                                   941(b)              89,847
JPMorgan Chase & Co                                     50,002              1,947,078
Leucadia Natl                                            1,385(b,d)            30,927
Moody's                                                  1,794                 49,496
NASDAQ OMX Group                                         1,002(b)              18,026
NYSE Euronext                                            2,465                 57,706
                                                                      ---------------
Total                                                                       5,157,166
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T                                                    73,932              1,874,916
CenturyTel                                               4,392                149,370
Frontier Communications                                  2,397(d)              18,241
Qwest Communications Intl                               24,175                101,777
Verizon Communications                                  36,017              1,059,620
Windstream                                               7,370                 75,985
                                                                      ---------------
Total                                                                       3,279,909
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy                                         1,271                 26,627
American Electric Power                                  5,483                189,986
Duke Energy                                             15,354                253,802
Edison Intl                                              4,754                158,403
Entergy                                                  2,132                162,693
Exelon                                                   7,936                362,040
FirstEnergy                                              4,346                189,573
FPL Group                                                5,698                277,834
Northeast Utilities                                      1,255                 31,777
Pepco Holdings                                           4,100(d)              67,322
Pinnacle West Capital                                      722                 25,862
PPL                                                      4,122                121,558
Progress Energy                                          3,111                121,236
Southern                                                 9,578                306,496
                                                                      ---------------
Total                                                                       2,295,209
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                         9,049                375,895
First Solar                                                419(b,d)            47,473
Rockwell Automation                                      2,163                104,343
Roper Inds                                                 671                 33,604
                                                                      ---------------
Total                                                                         561,315
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Agilent Technologies                                     5,095(b)             142,813
Amphenol Cl A                                            1,673                 66,652
Corning                                                 21,134                382,103
FLIR Systems                                             1,124(b)              33,248
Jabil Circuit                                            3,953                 57,239
Molex                                                      957                 19,293
                                                                      ---------------
Total                                                                         701,348
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes                                             4,448                201,405
BJ Services                                              4,870                100,663
Cameron Intl                                             3,733(b)             140,585
Diamond Offshore Drilling                                  658(d)              60,227
FMC Technologies                                         1,927(b)             102,459
Halliburton                                             12,110                353,732
Nabors Inds                                              4,502(b,c)           100,395
Natl Oilwell Varco                                       4,884                199,756
Rowan Companies                                          2,369(b)              50,886


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Schlumberger                                            15,010               $952,534
Smith Intl                                               3,349                101,542
                                                                      ---------------
Total                                                                       2,364,184
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale                                         5,028                288,758
CVS Caremark                                            16,685                540,093
Kroger                                                   9,259                198,420
Safeway                                                  5,907                132,612
SUPERVALU                                                3,942                 57,987
SYSCO                                                    6,729                188,345
Walgreen                                                11,715                422,326
Wal-Mart Stores                                         26,627              1,422,681
Whole Foods Market                                       2,558(b)              69,629
                                                                      ---------------
Total                                                                       3,320,851
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland                                   7,586                227,352
Campbell Soup                                            1,784(d)              59,068
ConAgra Foods                                            5,315                120,863
Dean Foods                                               3,423(b)              60,347
General Mills                                            3,856                274,972
Hershey                                                  1,577                 57,450
HJ Heinz                                                 3,339                145,681
Hormel Foods                                               502                 19,427
JM Smucker                                               1,159                 69,621
Kellogg                                                  2,804                152,594
Kraft Foods Cl A                                        19,412                536,937
McCormick & Co                                           1,134                 41,164
Sara Lee                                                10,600                128,684
Tyson Foods Cl A                                         5,295                 73,177
                                                                      ---------------
Total                                                                       1,967,337
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
EQT                                                      2,121(d)              93,367
Nicor                                                      339                 13,736
Questar                                                  1,688                 70,018
                                                                      ---------------
Total                                                                         177,121
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Baxter Intl                                              7,352                423,402
Becton Dickinson & Co                                    2,634                198,525
Boston Scientific                                       21,911(b)             189,092
CareFusion                                               1,831(b)              47,148
CR Bard                                                    957                 79,326
DENTSPLY Intl                                            1,227                 41,141
Hospira                                                  2,449(b)             124,017
Intuitive Surgical                                         537(b)             176,168
Medtronic                                               13,507                579,315
St. Jude Medical                                         3,499(b)             132,017
Stryker                                                  4,047                210,120
Varian Medical Systems                                   1,078(b)              54,213
Zimmer Holdings                                          3,011(b)             169,580
                                                                      ---------------
Total                                                                       2,424,064
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                    6,106                182,997
AmerisourceBergen                                        2,848(d)              77,636
Cardinal Health                                          5,033                166,441
CIGNA                                                    4,031                136,127
Coventry Health Care                                     2,727(b)              62,394
DaVita                                                     979(b)              58,505
Express Scripts                                          3,266(b)             273,887
Five Star Quality Care                                      --(b,f)                 1
Humana                                                   1,653(b)              80,369
Laboratory Corp of America Holdings                      1,067(b)              75,864
McKesson                                                 3,654                214,928
Medco Health Solutions                                   5,729(b)             352,219
Patterson Companies                                        667(b,d)            19,050
Quest Diagnostics                                        1,518                 84,507
Tenet Healthcare                                        10,150(b)              56,231
UnitedHealth Group                                      15,154                500,082
WellPoint                                                6,052(b)             385,633
                                                                      ---------------
Total                                                                       2,726,871
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               2,700                 58,428
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                            4,752(b)             158,384
Darden Restaurants                                       1,195                 44,167
Intl Game Technology                                     4,895                 89,774
Marriott Intl Cl A                                       2,451(d)              64,290
McDonald's                                              13,216                825,075
Starbucks                                               10,352(b)             225,570
Starwood Hotels & Resorts Worldwide                      3,076                102,492
Wyndham Worldwide                                        3,139                 65,888


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Wynn Resorts                                             1,236                $76,484
Yum! Brands                                              5,135                175,668
                                                                      ---------------
Total                                                                       1,827,792
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                           1,083                 70,027
DR Horton                                                4,992(d)              58,856
Fortune Brands                                           1,354                 56,286
Harman Intl Inds                                         1,499                 53,289
Leggett & Platt                                          3,144                 57,409
Lennar Cl A                                              3,261                 50,089
Newell Rubbermaid                                        3,053                 41,429
Pulte Homes                                              6,118(b)              64,361
Whirlpool                                                1,215                 91,344
                                                                      ---------------
Total                                                                         543,090
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                   1,326                 78,459
Colgate-Palmolive                                        5,911                473,057
Kimberly-Clark                                           5,068                300,989
Procter & Gamble                                        35,243              2,169,207
                                                                      ---------------
Total                                                                       3,021,712
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                     10,486(b)             132,438
Constellation Energy Group                               3,149                101,650
NRG Energy                                               2,258(b)              54,440
                                                                      ---------------
Total                                                                         288,528
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
3M                                                       9,158                737,127
General Electric                                       135,837              2,184,259
Textron                                                  4,507(d)              88,022
                                                                      ---------------
Total                                                                       3,009,408
-------------------------------------------------------------------------------------

INSURANCE (2.6%)
AFLAC                                                    5,451                263,992
Allstate                                                 7,519                225,044
American Intl Group                                      2,504(b,d)            60,672
Aon                                                      2,934                114,133
Assurant                                                 2,220                 69,775
Chubb                                                    4,688                234,400
Cincinnati Financial                                     1,151(d)              30,375
Genworth Financial Cl A                                  7,670(b)             106,153
Hartford Financial Services Group                        5,747                137,871
Lincoln Natl                                             4,706                115,673
Loews                                                    3,983                142,472
Marsh & McLennan Companies                               5,695                122,784
MetLife                                                 10,024                354,047
Principal Financial Group                                4,910                113,176
Progressive                                              9,698                160,793
Prudential Financial                                     5,476                273,744
Torchmark                                                1,550                 69,595
Travelers Companies                                      7,255                367,610
Unum Group                                               3,086                 60,393
XL Capital Cl A                                          5,527(c)              92,688
                                                                      ---------------
Total                                                                       3,115,390
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                               4,001(b)             501,765
Expedia                                                  3,712(b)              79,474
priceline.com                                              671(b)             131,080
                                                                      ---------------
Total                                                                         712,319
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies                                      1,431(b,d)            35,346
eBay                                                    14,266(b)             328,403
Google Cl A                                              3,023(b)           1,600,437
VeriSign                                                 1,418(b,d)            32,486
Yahoo!                                                  13,795(b)             207,063
                                                                      ---------------
Total                                                                       2,203,735
-------------------------------------------------------------------------------------

IT SERVICES (1.5%)
Affiliated Computer Services Cl A                        1,264(b)              77,761
Automatic Data Processing                                5,757                234,828
Cognizant Technology Solutions Cl A                      4,377(b)             191,100
Computer Sciences                                        2,291(b)             117,528
Fidelity Natl Information Services                       3,264                 76,900
Fiserv                                                   1,511(b)              68,055
MasterCard Cl A                                          1,140                284,886


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
Paychex                                                  3,407(d)             $98,769
SAIC                                                     2,482(b)              45,495
Total System Services                                    3,770(d)              53,949
Visa Cl A                                                5,441                446,326
Western Union                                            9,854                182,693
                                                                      ---------------
Total                                                                       1,878,290
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            7,236(b,d)            43,778
Hasbro                                                     900                 27,495
Mattel                                                   3,506                 69,138
                                                                      ---------------
Total                                                                         140,411
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                        2,633(b)             130,886
Millipore                                                  415(b)              28,623
PerkinElmer                                              2,188                 44,066
Thermo Fisher Scientific                                 4,623(b)             213,352
Waters                                                     848(b)              48,319
                                                                      ---------------
Total                                                                         465,246
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                              8,499                443,989
Cummins                                                  3,013                136,067
Danaher                                                  3,028                216,048
Deere & Co                                               5,945                296,953
Dover                                                    1,830                 78,470
Eaton                                                    2,443                149,609
Flowserve                                                  938                 84,579
Illinois Tool Works                                      4,476                195,109
PACCAR                                                   5,223(d)             188,185
Pall                                                       894                 30,816
Parker Hannifin                                          2,073                115,901
Snap-On                                                    447                 18,273
Stanley Works                                              577                 29,571
                                                                      ---------------
Total                                                                       1,983,570
-------------------------------------------------------------------------------------

MEDIA (2.9%)
CBS Cl B                                                10,182                131,653
Comcast Cl A                                            34,325                543,365
DIRECTV Group Cl A                                      11,387(b)             345,595
Gannett                                                  4,233(d)              68,363
Interpublic Group of Companies                           3,524(b,d)            22,765
McGraw-Hill Companies                                    4,536                160,801
Meredith                                                 1,261                 39,066
New York Times Cl A                                      3,298(b)              42,610
News Corp Cl A                                          29,958                377,770
Omnicom Group                                            3,393                119,773
Scripps Networks Interactive Cl A                        1,658                 70,797
Time Warner                                             15,674                430,251
Time Warner Cable                                        4,000                174,360
Viacom Cl B                                              8,390(b)             244,485
Walt Disney                                             25,258                746,374
Washington Post Cl B                                        46                 19,993
                                                                      ---------------
Total                                                                       3,538,021
-------------------------------------------------------------------------------------

METALS & MINING (1.1%)
AK Steel Holding                                         2,413                 49,080
Alcoa                                                   14,003                178,258
Allegheny Technologies                                   1,725(d)              70,466
Cliffs Natural Resources                                 2,189                 87,451
Freeport-McMoRan Copper & Gold                           5,820                388,136
Newmont Mining                                           5,668                242,930
Nucor                                                    4,519                184,375
Titanium Metals                                            558(b)               6,490
United States Steel                                      2,316(d)             102,900
                                                                      ---------------
Total                                                                       1,310,086
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots                                                   620(b)              17,614
Family Dollar Stores                                       990                 30,571
JC Penney                                                3,776                 93,758
Kohl's                                                   3,319(b,g)           167,178
Macy's                                                   6,491                103,402
Nordstrom                                                2,666                 92,084
Sears Holdings                                             421(b,d)            39,271
Target                                                   8,920                457,328
                                                                      ---------------
Total                                                                       1,001,206
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Ameren                                                   3,761                 96,094
CenterPoint Energy                                       3,205                 44,710
CMS Energy                                               3,139(d)              47,619
Consolidated Edison                                      3,103                135,725
Dominion Resources                                       8,188                306,722
DTE Energy                                               2,549                107,160
Integrys Energy Group                                    1,445(d)              60,473


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTI-UTILITIES (CONT.)
NiSource                                                 4,862                $69,284
PG&E                                                     4,246                179,351
Public Service Enterprise Group                          5,594                171,120
SCANA                                                      797                 28,381
Sempra Energy                                            3,512(d)             178,234
TECO Energy                                              4,030                 62,747
Wisconsin Energy                                         1,008                 49,332
Xcel Energy                                              4,796                 99,661
                                                                      ---------------
Total                                                                       1,636,613
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                   13,573                118,357
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
Anadarko Petroleum                                       5,878                374,899
Apache                                                   4,055                400,512
Cabot Oil & Gas                                          1,956                 74,856
Chesapeake Energy                                        9,194                227,827
Chevron                                                 25,643              1,849,372
ConocoPhillips                                          19,614                941,472
CONSOL Energy                                            1,931                 90,004
Denbury Resources                                        4,600(b,d)            62,330
Devon Energy                                             5,885                393,765
El Paso                                                  6,821                 69,233
EOG Resources                                            2,975                269,000
Exxon Mobil                                             60,162              3,876,237
Hess                                                     3,319                191,805
Kinder Morgan Management LLC                                --(b,f)                33
Marathon Oil                                             9,688                288,799
Massey Energy                                            1,607                 61,902
Murphy Oil                                               2,006                102,466
Noble Energy                                             1,899                140,412
Occidental Petroleum                                    10,087                790,216
Peabody Energy                                           3,929                165,489
Pioneer Natural Resources                                2,029(d)              89,235
Range Resources                                          1,477                 67,942
Southwestern Energy                                      3,860(b)             165,517
Spectra Energy                                           7,138                151,683
Sunoco                                                   2,365                 59,338
Tesoro                                                   3,381(d)              42,263
Valero Energy                                            8,547                157,436
Williams Companies                                       6,384                133,043
XTO Energy                                               6,771                301,783
                                                                      ---------------
Total                                                                      11,538,869
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                               6,709                153,703
MeadWestvaco                                             3,211                 77,289
Weyerhaeuser                                             2,201                 87,820
                                                                      ---------------
Total                                                                         318,812
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Avon Products                                            6,097                183,763
Estee Lauder Companies Cl A                              1,944                102,099
Mead Johnson Nutrition Cl A                              1,916                 86,661
                                                                      ---------------
Total                                                                         372,523
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.6%)
Abbott Laboratories                                     18,787                994,584
Allergan                                                 3,552                204,240
Bristol-Myers Squibb                                    21,982                535,482
Eli Lilly & Co                                          13,549                476,925
Forest Laboratories                                      4,526(b)             134,151
Johnson & Johnson                                       33,935              2,133,153
King Pharmaceuticals                                     4,948(b)              59,425
Merck & Co                                              37,968              1,449,618
Mylan                                                    2,784(b,d)            50,752
Pfizer                                                 103,145              1,924,686
Watson Pharmaceuticals                                     733(b)              28,125
                                                                      ---------------
Total                                                                       7,991,141
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet                                           378                 29,851
Equifax                                                    910                 29,120
Monster Worldwide                                        2,849(b,d)            44,416
Robert Half Intl                                         1,050(d)              28,266
                                                                      ---------------
Total                                                                         131,653
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment & Management Cl A                   2,790(d)              42,854
AvalonBay Communities                                      770(d)              58,990
Boston Properties                                        1,449                 93,997
Equity Residential                                       2,855                 91,503


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
HCP                                                      3,042                $86,241
Health Care REIT                                           994                 42,742
Host Hotels & Resorts                                    9,900(b)             104,940
Kimco Realty                                             3,335                 42,088
Plum Creek Timber                                        1,505(d)              54,436
ProLogis                                                 7,460(d)              93,996
Public Storage                                           1,465                115,999
Simon Property Group                                     3,873                278,855
Ventas                                                   2,487                104,951
Vornado Realty Trust                                     1,711(d)             110,667
                                                                      ---------------
Total                                                                       1,322,259
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                              4,981(b)              61,266
-------------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
Burlington Northern Santa Fe                             3,016                300,786
CSX                                                      5,601                240,059
Norfolk Southern                                         5,309                249,842
Ryder System                                             1,358                 49,431
Union Pacific                                            6,130                370,864
                                                                      ---------------
Total                                                                       1,210,982
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                                  10,526(b)              78,524
Altera                                                   2,848                 60,719
Analog Devices                                           3,069                 82,740
Applied Materials                                       15,837                192,895
Broadcom Cl A                                            6,538(b)             174,695
Intel                                                   71,054              1,378,448
KLA-Tencor                                               2,940                 82,908
Linear Technology                                        2,137(d)              55,776
LSI                                                     11,876(b)              59,261
MEMC Electronic Materials                                4,534(b)              57,038
Microchip Technology                                     1,579                 40,754
Micron Technology                                       13,926(b)             121,435
Natl Semiconductor                                       4,913(d)              65,146
Novellus Systems                                           709(b)              14,818
NVIDIA                                                   8,278(b)             127,398
Teradyne                                                 4,130(b)              38,574
Texas Instruments                                       16,871                379,598
Xilinx                                                   2,673                 63,029
                                                                      ---------------
Total                                                                       3,073,756
-------------------------------------------------------------------------------------

SOFTWARE (4.2%)
Adobe Systems                                            7,247(b)             234,078
Autodesk                                                 3,774(b)              89,783
BMC Software                                             1,789(b)              69,127
CA                                                       4,073                 89,769
Citrix Systems                                           1,757(b)              73,003
Compuware                                                5,924(b)              44,963
Electronic Arts                                          3,020(b)              49,166
Intuit                                                   3,333(b)              98,690
McAfee                                                   1,451(b)              54,703
Microsoft                                               98,986              2,789,426
Novell                                                   2,575(b)              11,510
Oracle                                                  48,942              1,128,603
Red Hat                                                  3,138(b)              85,416
Salesforce.com                                           1,686(b,d)           107,145
Symantec                                                11,328(b)             192,010
                                                                      ---------------
Total                                                                       5,117,392
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Abercrombie & Fitch Cl A                                 1,809                 57,056
AutoNation                                               2,253(b,d)            40,554
AutoZone                                                   254(b)              39,378
Bed Bath & Beyond                                        2,803(b)             108,476
Best Buy                                                 3,826                140,223
GameStop Cl A                                            1,132(b,d)            22,380
Gap                                                      6,330                120,776
Home Depot                                              21,021                588,797
Limited Brands                                           4,534                 86,237
Lowe's Companies                                        17,909                387,730
Office Depot                                             7,836(b)              44,508
O'Reilly Automotive                                      1,131(b)              42,752
RadioShack                                               2,663                 51,982
Ross Stores                                              1,040                 47,767
Sherwin-Williams                                           893                 56,572
Staples                                                  7,973                187,047
Tiffany & Co                                             2,076                 84,306
TJX Companies                                            4,685                178,077
                                                                      ---------------
Total                                                                       2,284,618
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                    4,621               $161,180
Nike Cl B                                                4,498                286,748
Polo Ralph Lauren                                          990                 81,180
VF                                                         837                 60,289
                                                                      ---------------
Total                                                                         589,397
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp                                      4,430                 58,786
People's United Financial                                3,250(d)              52,553
                                                                      ---------------
Total                                                                         111,339
-------------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                            27,144                539,080
Lorillard                                                1,690                127,933
Philip Morris Intl                                      24,411              1,110,945
Reynolds American                                        2,547(d)             135,500
                                                                      ---------------
Total                                                                       1,913,458
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                 1,278(d)              53,011
WW Grainger                                                593                 58,873
                                                                      ---------------
Total                                                                         111,884
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                      5,562(b)             236,107
MetroPCS Communications                                  2,482(b)              13,974
Sprint Nextel                                           44,932(b)             147,377
                                                                      ---------------
Total                                                                         397,458
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $119,539,102)                                                     $120,835,878
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%              1,113,951(e)          $1,113,951
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,113,951)                                                         $1,113,951
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (2.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     3,195,474             $3,195,474
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,195,474)                                                         $3,195,474
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $123,848,527)(h)                                                  $125,145,303
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
E-Mini S&P 500 Index            23          $1,230,960   March 2010         $(57,871)
------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.16% of net assets.

(d) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Represents an investment in an Affiliated Issuer -- See Note 8 to the financial statements. The rate shown for the Affiliated Money Market Fund is the seven-day current annualized yield at Jan. 31, 2010.

(f)  Represents fractional shares.

(g) At Jan. 31, 2010, investments in securities included securities valued at $159,169 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $141,902,154 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $3,316,682
     Unrealized depreciation                         (20,073,533)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(16,756,851)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
26  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $120,835,878          $--             $--        $120,835,878
---------------------------------------------------------------------------------------------
Total Equity Securities          120,835,878           --              --         120,835,878
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        1,113,951           --              --           1,113,951
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                        3,195,474           --              --           3,195,474
---------------------------------------------------------------------------------------------
Total Other                        4,309,425           --              --           4,309,425
---------------------------------------------------------------------------------------------
Investments in Securities        125,145,303           --              --         125,145,303
Other Financial
  Instruments(d)                     (57,871)          --              --             (57,871)
---------------------------------------------------------------------------------------------
Total                           $125,087,432          $--             $--        $125,087,432
---------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010

ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $119,409,844              $120,688,539
  Affiliated issuers (identified cost $1,243,209                      1,261,290
  Investments of cash collateral received for securities on loan
    (identified cost $3,195,474)                                      3,195,474
-------------------------------------------------------------------------------
Total investments in securities (identified cost $123,848,527)      125,145,303
Cash                                                                      1,195
Capital shares receivable                                                49,879
Dividends and accrued interest receivable                               136,253
Receivable for investment securities sold                             1,408,393
-------------------------------------------------------------------------------
Total assets                                                        126,741,023
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  140,530
Payable for investment securities purchased                           1,278,307
Payable upon return of securities loaned                              3,195,474
Variation margin payable on futures contracts                            10,120
Accrued investment management services fees                                 744
Accrued distribution fees                                                   149
Accrued transfer agency fees                                                201
Accrued administrative services fees                                        203
Accrued plan administration services fees                                   417
Other accrued expenses                                                   84,493
-------------------------------------------------------------------------------
Total liabilities                                                     4,710,638
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $122,030,385
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    342,617
Additional paid-in capital                                          141,955,234
Undistributed net investment income                                   1,222,821
Accumulated net realized gain (loss)                                (22,729,192)
Unrealized appreciation (depreciation) on investments                 1,238,905
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $122,030,385
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  3,067,279
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class D                     $ 21,534,109            6,062,565                       $3.55
Class E                     $100,496,276           28,199,115                       $3.56
-----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2010


INVESTMENT INCOME
Income:
Dividends -- unaffiliated issuers                                  $  2,663,944
Dividends -- affiliated issuer                                            2,653
Income distributions from affiliated money market fund                    4,149
Income from securities lending -- net                                   104,842
-------------------------------------------------------------------------------
Total income                                                          2,775,588
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     255,644
Distribution fees
  Class D                                                                54,437
Transfer agency fees
  Class D                                                                25,951
  Class E                                                                47,213
Administrative services fees                                             69,721
Plan administration services fees -- Class E                            141,640
Compensation of board members                                             3,529
Custodian fees                                                            3,303
Printing and postage                                                     18,482
Registration fees                                                        40,126
Licensing fees                                                            2,030
Professional fees                                                        26,918
-------------------------------------------------------------------------------
Total expenses                                                          688,994
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (123,982)
-------------------------------------------------------------------------------
Total net expenses                                                      565,012
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,210,576
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions -- unaffiliated issuers                     (11,448,805)
  Security transactions -- affiliated issuer                             14,766
  Futures contracts                                                   1,043,058
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (10,390,981)
Net change in unrealized appreciation (depreciation) on
  investments                                                        40,472,394
-------------------------------------------------------------------------------
Net gain (loss) on investments                                       30,081,413
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 32,291,989
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                        2010           2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  2,210,576  $   3,301,869
Net realized gain (loss) on investments                             (10,390,981)     4,026,494
Net change in unrealized appreciation (depreciation) on
  investments                                                        40,472,394    (79,243,694)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      32,291,989    (71,915,331)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class D                                                            (154,976)      (812,015)
    Class E                                                            (845,110)    (3,315,034)
  Net realized gain
    Class D                                                            (293,940)    (1,585,020)
    Class E                                                          (1,309,270)    (5,771,909)
----------------------------------------------------------------------------------------------
Total distributions                                                  (2,603,296)   (11,483,978)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class D shares                                                      3,223,188      6,058,382
  Class E shares                                                     17,024,519     24,034,263
Reinvestment of distributions at net asset value
  Class D shares                                                        448,916      2,397,035
  Class E shares                                                      2,153,216      9,086,943
Payments for redemptions
  Class D shares                                                     (9,294,927)   (17,123,500)
  Class E shares                                                    (30,251,236)   (45,165,383)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions   (16,696,324)   (20,712,260)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              12,992,369   (104,111,569)
Net assets at beginning of year                                     109,038,016    213,149,585
----------------------------------------------------------------------------------------------
Net assets at end of year                                          $122,030,385  $ 109,038,016
----------------------------------------------------------------------------------------------
Undistributed net investment income                                $  1,222,821  $      23,932
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions and are not annualized for periods of less than one year.

                                                                     YEAR ENDED JAN. 31,
CLASS D                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $2.73        $4.90       $5.54       $4.92      $4.55
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .07         .08         .08        .07
Net gains (losses) (both realized and
 unrealized)                                          .83        (1.94)       (.21)        .61        .36
---------------------------------------------------------------------------------------------------------
Total from investment operations                      .89        (1.87)       (.13)        .69        .43
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.02)        (.10)       (.08)       (.07)      (.06)
Distributions from realized gains                    (.05)        (.20)       (.43)         --         --
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.30)       (.51)       (.07)      (.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.55        $2.73       $4.90       $5.54      $4.92
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.59%      (38.56%)     (2.89%)     14.05%      9.56%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .73%         .73%        .68%        .79%       .85%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .60%         .59%        .59%        .59%       .62%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%        1.75%       1.43%       1.40%      1.26%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22          $21         $48         $57        $63
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%           5%          4%         20%         7%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                     YEAR ENDED JAN. 31,
CLASS E                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007        2006
Net asset value, beginning of period                $2.74        $4.92       $5.56       $4.95       $4.57
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .09         .10         .09         .08
Net gains (losses) (both realized and
 unrealized)                                          .84        (1.96)       (.22)        .60         .38
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .90        (1.87)       (.12)        .69         .46
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.11)       (.09)       (.08)       (.08)
Distributions from realized gains                    (.05)        (.20)       (.43)         --          --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)        (.31)       (.52)       (.08)       (.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.56        $2.74       $4.92       $5.56       $4.95
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.67%      (38.38%)     (2.64%)     14.05%      10.03%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .56%         .59%        .56%        .56%        .60%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .46%         .34%        .36%        .34%        .37%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.93%        2.01%       1.67%       1.64%       1.52%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $100          $88        $165        $241        $218
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%           5%          4%         20%          7%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are offered without a sales charge. Class D shares are offered through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are offered to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.


--------------------------------------------------------------------------------
34  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.


--------------------------------------------------------------------------------
36  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts             N/A              N/A     Net
                                                      assets -- unrealiz-
                                                      ed depreciation on
                                                      investments            $57,871*
-------------------------------------------------------------------------------------------
Total                                         N/A                            $57,871
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JAN. 31, 2010


AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
------------------------------------------------------------------
Equity contracts                                  $1,043,058
------------------------------------------------------------------
Total                                             $1,043,058
------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                    $31,502
-----------------------------------------------------------------
Total                                               $31,502
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts was $1.2 million at Jan. 31, 2010. The monthly average gross notional amount for these contracts was $1.4 million for the year ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% as the Fund's net assets increase. The management fee for the year ended Jan. 31, 2010 was 0.22% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended Jan. 31, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
38  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


administrative services to the Fund and the Board. For the year ended Jan. 31, 2010, other expenses paid to this company were $685.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class D for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class D..............................................  0.60%
Class E..............................................  0.46




--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class D.............................................  $6,353


The management fees waived/reimbursed at the Fund level were $117,629.

Under an agreement which was effective until Jan. 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class' average daily net assets:

Class D..............................................  0.60%
Class E..............................................  0.46


Effective Feb. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class D..............................................  0.60%
Class E..............................................  0.47


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

REDEMPTION FEES
Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $46,407,850 and $61,783,580, respectively, for the year ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
40  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

YEAR ENDED JAN. 31,                           2010         2009
------------------------------------------------------------------
CLASS D
Sold                                          998,468    1,679,101
Reinvested distributions                      121,988      820,903
Redeemed                                   (2,933,044)  (4,420,467)
------------------------------------------------------------------
Net increase (decrease)                    (1,812,588)  (1,920,463)
------------------------------------------------------------------

CLASS E
Sold                                        5,549,292    5,894,899
Reinvested distributions                      583,527    3,101,346
Redeemed                                   (9,942,665) (10,533,657)
------------------------------------------------------------------
Net increase (decrease)                    (3,809,846)  (1,537,412)
------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $3,067,279 were on loan, secured by cash collateral of $3,195,474 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $104,842 earned from securities lending for the year ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. INVESTMENTS IN AFFILIATED ISSUERS

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $22,410,265 and $22,791,948, respectively, for the year ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

At Jan. 31, 2010, the Fund held 3,853 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $147,339. Ameriprise is the parent company of RiverSource Investments, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund's purchases and proceeds from sales of shares of Ameriprise common stock were $37,502 and $34,733, respectively, for the year ended Jan. 31, 2010. The Fund realized gains of $14,766 on sales transactions of Ameriprise common stock and earned aggregate dividends of $2,653 during the year ended Jan. 31, 2010, as reflected in the Statement of Operations.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective

--------------------------------------------------------------------------------
42  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $11,601 and accumulated net realized loss has been decreased by $954,398 resulting in a net reclassification adjustment to decrease paid-in capital by $942,797.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                            2010        2009
------------------------------------------------------------------
Ordinary income...........................  $1,000,411  $4,127,049
Long-term capital gain....................   1,602,885   7,356,929


At Jan. 31, 2010, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...................  $  1,225,479
Undistributed accumulated long-term gain........  $         --
Accumulated realized loss.......................  $ (4,733,437)
Unrealized appreciation (depreciation)..........  $(16,759,508)


For federal income tax purposes, the Fund had a capital loss carry-over of $2,105,466 at Jan. 31, 2010, that if not offset by capital gains will expire in 2018.

The Fund also had recognized built-in losses of $2,282,120 at Jan. 31, 2010, that if not offset by capital gains will expire as follows:

   2013         2014        2015
$1,980,165    $235,890    $66,065


As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, the Fund had a post-October loss of $345,851 that is treated for income tax purposes as occurring on Feb. 1, 2010.

For the year ended Jan. 31, 2010, $942,797 of a capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through

--------------------------------------------------------------------------------
44  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to

--------------------------------------------------------------------------------
46  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE S&P 500 INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource S&P 500 Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
48  RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2010, the results of its operations for the year then ended, and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2010


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2010 ANNUAL REPORT  49

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
AAR                                                     40,403(b,d)          $936,138
AeroVironment                                           12,548(b)             427,510
American Science & Engineering                           7,711                598,682
Applied Signal Technology                                8,870(d)             157,797
Ceradyne                                                28,631(b)             559,450
Cubic                                                   16,543                646,004
Curtiss-Wright                                          46,519(d)           1,421,620
Esterline Technologies                                  31,046(b)           1,172,297
GenCorp                                                 61,849(b,d)           346,354
Moog Cl A                                               42,077(b,d)         1,269,884
Orbital Sciences                                        58,974(b,d)           932,379
Stanley                                                 13,018(b,d)           340,811
Teledyne Technologies                                   37,202(b)           1,386,147
Triumph Group                                           17,464                889,442
                                                                      ---------------
Total                                                                      11,084,515
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                             25,681(d)             606,842
Hub Group Cl A                                          33,355(b,d)           804,189
                                                                      ---------------
Total                                                                       1,411,031
-------------------------------------------------------------------------------------

AIRLINES (0.4%)
Allegiant Travel                                        16,164(b)             827,597
SkyWest                                                 59,487                870,295
                                                                      ---------------
Total                                                                       1,697,892
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Drew Inds                                               14,848(b)             276,173
Spartan Motors                                          43,745                262,470
Standard Motor Products                                 26,714(b)             209,438
Superior Inds Intl                                      20,409(d)             300,216
                                                                      ---------------
Total                                                                       1,048,297
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Winnebago Inds                                          22,118(b,d)           264,310
-------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                                         8,044(b,d)           368,817
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
ArQule                                                  19,962(b)              64,477
Cubist Pharmaceuticals                                  59,328(b)           1,215,631
Emergent BioSolutions                                   20,998(b,d)           300,691
Martek Biosciences                                      32,267(b,d)           695,031
Regeneron Pharmaceuticals                               59,336(b,d)         1,581,898
Savient Pharmaceuticals                                 57,083(b,d)           732,375
                                                                      ---------------
Total                                                                       4,590,103
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Aaon                                                    15,619(d)             321,595
Apogee Enterprises                                      31,811(d)             437,719
Gibraltar Inds                                          23,268(b)             324,356
Griffon                                                 47,820(b)             564,754
NCI Building Systems                                   122,891(b)             242,095
Quanex Building Products                                32,198                517,744
Simpson Mfg                                             34,449                849,513
Universal Forest Products                               20,827(d)             706,869
                                                                      ---------------
Total                                                                       3,964,645
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Greenhill & Co                                          18,034              1,403,045
Investment Technology Group                             45,499(b)             932,730
LaBranche & Co                                          35,952(b)             159,627
optionsXpress Holdings                                  44,988                645,578
Piper Jaffray Companies                                 13,943(b,d)           677,351
Stifel Financial                                        27,979(b,d)         1,463,301
SWS Group                                               32,394(d)             388,728
TradeStation Group                                      41,800(b,d)           295,526
                                                                      ---------------
Total                                                                       5,965,886
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
A. Schulman                                             27,884(d)             627,948
American Vanguard                                       12,614(d)              95,740
Arch Chemicals                                          26,889(d)             751,816
Balchem                                                 24,195(d)             469,141
Calgon Carbon                                           49,322(b,d)           660,422


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
HB Fuller                                               51,187             $1,024,764
NewMarket                                               12,198              1,100,503
OM Group                                                31,621(b)           1,031,477
Penford                                                  7,211(d)              73,985
PolyOne                                                 79,747(b)             594,115
Quaker Chemical                                          7,631                133,466
Stepan                                                   8,567                500,998
Zep                                                     18,623                411,941
                                                                      ---------------
Total                                                                       7,476,316
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.5%)
Bank of the Ozarks                                      14,808(d)             438,761
Boston Private Financial Holdings                       54,894(d)             393,590
City Holding                                            17,468(d)             549,019
Columbia Banking System                                 29,001(d)             550,729
Community Bank System                                   34,985(d)             731,536
East West Bancorp                                       89,113(d)           1,464,127
First BanCorp                                           65,678(c,d)           149,746
First Commonwealth Financial                            61,577(d)             360,841
First Financial Bancorp                                 35,689(d)             585,300
First Financial Bankshares                              21,138(d)           1,121,371
First Midwest Bancorp                                   62,379(d)             821,531
Glacier Bancorp                                         55,658(d)             798,136
Hancock Holding                                         26,124(d)           1,069,517
Hanmi Financial                                         35,982(b,d)            71,604
Home BancShares                                         16,633(d)             408,839
Independent Bank MA                                     22,282(d)             519,171
Nara Bancorp                                            25,390(b,d)           232,065
Natl Penn Bancshares                                   126,364                758,184
NBT Bancorp                                             35,609(d)             742,804
Old Natl Bancorp                                        79,342(d)             955,278
Pinnacle Financial Partners                             26,995(b,d)           408,164
PrivateBancorp                                          51,590                701,624
Prosperity Bancshares                                   45,742(d)           1,844,318
S&T Bancorp                                             20,039(d)             351,083
Signature Bank                                          36,979(b)           1,278,734
Simmons First Natl Cl A                                 17,379                466,452
South Financial Group                                  129,260                 60,119
Sterling Bancorp                                        12,171(d)              90,674
Sterling Bancshares                                     80,165(d)             409,643
Susquehanna Bancshares                                  75,099(d)             589,527
Tompkins Financial                                       8,301(d)             325,399
UMB Financial                                           30,540(d)           1,206,635
Umpqua Holdings                                         83,370              1,030,453
United Bankshares                                       39,666(d)             987,683
United Community Banks                                  64,840(b)             291,132
Whitney Holding                                         86,504(d)           1,074,380
Wilshire Bancorp                                        26,993                248,606
Wintrust Financial                                      25,766(d)             895,111
                                                                      ---------------
Total                                                                      24,981,886
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
ABM Inds                                                48,315(d)             938,277
ATC Technology                                          21,942(b)             479,872
Bowne & Co                                              28,440                186,851
Consolidated Graphics                                   12,429(b)             419,479
G&K Services Cl A                                       20,472(d)             511,800
GEO Group                                               47,554(b)             879,749
Healthcare Services Group                               39,380(d)             807,290
Interface Cl A                                          45,830                371,681
Mobile Mini                                             30,115(b,d)           423,116
Standard Register                                        9,203(d)              48,960
Sykes Enterprises                                       36,407(b,d)           873,040
Tetra Tech                                              59,135(b)           1,338,816
United Stationers                                       24,338(b)           1,327,881
Viad                                                    22,715(d)             448,167
                                                                      ---------------
Total                                                                       9,054,979
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
ARRIS Group                                            130,445(b)           1,309,669
Bel Fuse Cl B                                            7,667(d)             145,443
Black Box                                               19,187(d)             527,451
Blue Coat Systems                                       37,944(b,d)           935,320
Comtech Telecommunications                              25,815(b,d)           912,818
Digi Intl                                               31,047(b,d)           298,051
EMS Technologies                                        19,731(b)             252,951
Harmonic                                                80,399(b,d)           488,022
NETGEAR                                                 36,970(b,d)           763,061
Network Equipment Technologies                          17,904(b,d)            80,389


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
PC-Tel                                                  17,000(b)             $98,770
Symmetricom                                             53,414(b,d)           272,411
Tekelec                                                 69,778(b)           1,045,274
Tollgrade Communications                                19,860(b)             123,529
ViaSat                                                  27,257(b,d)           744,934
                                                                      ---------------
Total                                                                       7,998,093
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                                                 97,736(b,d)           297,117
Avid Technology                                         22,067(b,d)           278,706
Compellent Technologies                                 19,655(b,d)           390,741
Hutchinson Technology                                   15,302(b,d)           102,982
Intermec                                                44,056(b)             584,623
Intevac                                                 17,582(b)             250,192
Novatel Wireless                                        39,720(b,d)           297,106
Stratasys                                               16,144(b,d)           371,312
Synaptics                                               34,962(b,d)           884,889
                                                                      ---------------
Total                                                                       3,457,668
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Comfort Systems USA                                     41,742                489,634
Dycom Inds                                              30,086(b,d)           245,803
EMCOR Group                                             66,313(b)           1,595,490
Insituform Technologies Cl A                            34,571(b)             708,014
                                                                      ---------------
Total                                                                       3,038,941
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Eagle Materials                                         40,054(d)             913,632
Headwaters                                              46,372(b)             254,582
Texas Inds                                              25,595                868,694
                                                                      ---------------
Total                                                                       2,036,908
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
Cash America Intl                                       29,632(d)           1,113,867
EZCORP Cl A                                             50,492(b,d)           916,935
First Cash Financial Services                           28,405(b,d)           648,486
Rewards Network                                         13,489                174,008
World Acceptance                                        16,570(b,d)           669,262
                                                                      ---------------
Total                                                                       3,522,558
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Myers Inds                                              20,463(d)             187,032
Rock-Tenn Cl A                                          40,202              1,716,223
                                                                      ---------------
Total                                                                       1,903,255
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Cl A                                           12,598(b)              83,777
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.1%)
American Public Education                               14,927(b,d)           569,316
Capella Education                                       13,273(b,d)           973,973
Coinstar                                                27,314(b,d)           705,521
Hillenbrand                                             62,230              1,141,920
Pre-Paid Legal Services                                  8,858(b,d)           353,168
Universal Technical Institute                           15,635(b)             287,215
                                                                      ---------------
Total                                                                       4,031,113
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                       22,614                616,458
Portfolio Recovery Associates                           13,528(b,d)           616,606
                                                                      ---------------
Total                                                                       1,233,064
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cbeyond                                                 20,205(b,d)           251,754
General Communication Cl A                              30,927(b,d)           183,397
Iowa Telecommunications Services                        26,540                434,194
Neutral Tandem                                          36,329(b,d)           561,647
                                                                      ---------------
Total                                                                       1,430,992
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                                  28,080(d)             878,904
Central Vermont Public Service                          14,184                278,574
El Paso Electric                                        45,670(b)             879,148
UIL Holdings                                            31,234                848,628
Unisource Energy                                        36,436              1,120,042
                                                                      ---------------
Total                                                                       4,005,296
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                           42,373(d)           1,516,107
AO Smith                                                23,467                999,225


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)
AZZ                                                     13,914(d)            $418,533
Baldor Electric                                         37,979(d)             937,322
Belden                                                  42,429                968,654
Brady Cl A                                              48,436(d)           1,368,801
Encore Wire                                             21,587                431,956
II-VI                                                   20,584(b)             550,416
Magnetek                                                79,418(b)             108,008
Vicor                                                   11,540(b)              99,936
                                                                      ---------------
Total                                                                       7,398,958
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.4%)
Agilysys                                                12,009                100,876
Anixter Intl                                            29,386(b,d)         1,224,808
Benchmark Electronics                                   67,217(b)           1,224,694
Brightpoint                                             61,066(b)             356,625
Checkpoint Systems                                      33,732(b,d)           541,061
Cognex                                                  34,932(d)             571,837
CTS                                                     46,027                350,265
Daktronics                                              41,666(d)             325,411
DTS                                                     14,325(b,d)           405,398
Electro Scientific Inds                                 26,518(b)             297,267
FARO Technologies                                       12,325(b)             222,713
Gerber Scientific                                       35,970(b,d)           176,253
Insight Enterprises                                     49,699(b)             572,035
Keithley Instruments                                    13,302                 72,230
Littelfuse                                              18,800(b)             565,128
LoJack                                                  31,388(b)             134,341
Mercury Computer Systems                                29,383(b,d)           350,833
Methode Electronics                                     42,683                469,086
MTS Systems                                             18,589(d)             478,295
Newport                                                 27,316(b)             232,459
Park Electrochemical                                    17,283                453,679
Plexus                                                  39,985(b)           1,359,891
RadiSys                                                 31,738(b)             238,352
Rogers                                                  12,986(b,d)           310,885
ScanSource                                              25,643(b,d)           724,671
SYNNEX                                                  22,655(b,d)           599,678
Technitrol                                              24,015                107,587
TTM Technologies                                        36,889(b,d)           381,801
                                                                      ---------------
Total                                                                      12,848,159
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Basic Energy Services                                   18,647(b,d)           175,095
Bristow Group                                           36,412(b,d)         1,299,908
CARBO Ceramics                                          17,335              1,142,723
Dril-Quip                                               27,582(b,d)         1,447,780
Gulf Island Fabrication                                 13,440(d)             234,662
Hornbeck Offshore Services                              24,496(b,d)           526,909
ION Geophysical                                        104,932(b,d)           498,427
Lufkin Inds                                             13,556                859,179
Matrix Service                                          32,731(b)             330,256
Oil States Intl                                         50,204(b)           1,849,516
Pioneer Drilling                                        45,636(b)             362,806
SEACOR Holdings                                         20,201(b)           1,419,120
Seahawk Drilling                                        14,575(b)             304,763
Superior Well Services                                  20,346(b,d)           322,077
TETRA Technologies                                      80,671(b)             843,819
                                                                      ---------------
Total                                                                      11,617,040
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Andersons                                               19,910                537,172
Casey's General Stores                                  50,850(d)           1,560,078
Great Atlantic & Pacific Tea                            20,317(b,d)           152,174
Nash Finch                                              14,609(d)             504,011
Spartan Stores                                          26,530(d)             359,216
United Natural Foods                                    39,127(b)           1,060,733
                                                                      ---------------
Total                                                                       4,173,384
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Calavo Growers                                           8,308(d)             139,242
Cal-Maine Foods                                         13,971(d)             456,153
Darling Intl                                            90,682(b)             706,413
Diamond Foods                                           14,176(d)             509,202
Hain Celestial Group                                    43,609(b,d)           697,308
J&J Snack Foods                                         13,543                566,233
Lance                                                   28,454                632,817
Sanderson Farms                                         17,855(d)             834,721
TreeHouse Foods                                         28,735(b,d)         1,113,194
                                                                      ---------------
Total                                                                       5,655,283
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GAS UTILITIES (2.0%)
Laclede Group                                           23,233               $749,497
New Jersey Resources                                    41,922(d)           1,529,734
Northwest Natural Gas                                   26,886(d)           1,166,046
Piedmont Natural Gas                                    73,026(d)           1,874,576
South Jersey Inds                                       26,360(d)           1,010,379
Southwest Gas                                           41,249              1,141,360
                                                                      ---------------
Total                                                                       7,471,592
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Abaxis                                                  18,798(b,d)           452,656
Align Technology                                        52,422(b)             982,913
American Medical Systems Holdings                       68,079(b)           1,307,117
Analogic                                                10,428                417,120
Cantel Medical                                          15,433(d)             297,548
Conmed                                                  24,690(b)             531,082
Cooper Companies                                        44,870(d)           1,584,808
CryoLife                                                19,681(b,d)           123,793
Cyberonics                                              20,128(b,d)           377,199
Greatbatch                                              25,027(b,d)           491,781
Haemonetics                                             23,768(b)           1,345,506
ICU Medical                                             13,597(b)             472,904
Integra LifeSciences Holdings                           21,508(b,d)           825,907
Invacare                                                33,806(d)             846,502
Kensey Nash                                             13,391(b,d)           324,330
Meridian Bioscience                                     35,347(d)             708,354
Merit Medical Systems                                   23,687(b,d)           422,339
Natus Medical                                           22,535(b,d)           305,800
Neogen                                                  18,995(b,d)           403,644
Osteotech                                               18,794(b,d)            63,524
Palomar Medical Technologies                            10,727(b,d)            98,688
SurModics                                               13,756(b,d)           275,120
Symmetry Medical                                        43,508(b)             388,091
Theragenics                                             55,061(b)              73,231
West Pharmaceutical Services                            33,196(d)           1,206,011
ZOLL Medical                                            17,123(b,d)           476,704
                                                                      ---------------
Total                                                                      14,802,672
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.0%)
Air Methods                                             12,631(b)             386,130
Almost Family                                            6,091(b)             221,469
Amedisys                                                29,044(b,d)         1,595,967
AMERIGROUP                                              51,376(b,d)         1,307,519
AMN Healthcare Services                                 38,346(b)             333,610
AmSurg                                                  33,574(b)             708,747
Bio-Reference Laboratories                               9,650(b)             364,770
Catalyst Health Solutions                               34,743(b)           1,366,442
Centene                                                 49,886(b)             960,306
Chemed                                                  23,144              1,076,196
CorVel                                                   4,819(b,d)           145,341
Cross Country Healthcare                                21,901(b,d)           198,423
Genoptix                                                14,845(b,d)           483,353
Gentiva Health Services                                 31,861(b)             813,730
Hanger Orthopedic Group                                 26,986(b)             438,792
HealthSpring                                            51,535(b)             896,194
Healthways                                              36,989(b,d)           631,032
HMS Holdings                                            23,033(b,d)         1,038,558
inVentiv Health                                         36,634(b,d)           563,065
IPC The Hospitalist                                     11,531(b,d)           391,939
Landauer                                                 7,718                456,443
LCA-Vision                                              28,927(b)             168,355
LHC Group                                               12,614(b,d)           388,385
Magellan Health Services                                35,373(b)           1,396,526
MedCath                                                 27,395(b,d)           186,012
MEDNAX                                                  43,670(b)           2,483,075
Molina Healthcare                                       15,902(b,d)           353,820
MWI Veterinary Supply                                    9,840(b,d)           371,362
Odyssey HealthCare                                      36,934(b)             542,191
PharMerica                                              33,914(b)             552,120
PSS World Medical                                       56,584(b,d)         1,161,104
RehabCare Group                                         21,481(b)             624,238
ResCare                                                 32,799(b)             295,519
                                                                      ---------------
Total                                                                      22,900,733
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE TECHNOLOGY (0.8%)
Computer Programs & Systems                              7,941(d)            $298,820
Eclipsys                                                50,557(b,d)           843,291
Omnicell                                                26,209(b,d)           313,984
Phase Forward                                           37,369(b,d)           546,335
Quality Systems                                         17,291(d)             891,177
                                                                      ---------------
Total                                                                       2,893,607
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.9%)
BJ's Restaurants                                        17,741(b,d)           375,045
Buffalo Wild Wings                                      15,903(b,d)           744,419
California Pizza Kitchen                                27,868(b,d)           384,578
CEC Entertainment                                       23,807(b)             790,154
CKE Restaurants                                         60,471                505,538
Cracker Barrel Old Country Store                        24,538                906,924
DineEquity                                              11,490(b,d)           261,283
Interval Leisure Group                                  43,283(b)             550,560
Jack in the Box                                         58,665(b,d)         1,144,553
Landry's Restaurants                                     4,774(b,d)            99,013
Marcus                                                  15,403                172,206
Monarch Casino & Resort                                  7,370(b,d)            52,696
Multimedia Games                                        18,117(b,d)            89,317
O'Charley's                                             10,763(b)              79,646
Papa John's Intl                                        23,844(b)             562,718
Peet's Coffee & Tea                                     10,584(b)             346,097
PF Chang's China Bistro                                 22,982(b,d)           887,105
Pinnacle Entertainment                                  50,748(b)             414,104
Red Robin Gourmet Burgers                               18,969(b,d)           349,599
Ruby Tuesday                                            70,391(b,d)           486,402
Ruth's Hospitality Group                                43,835(b)             122,300
Shuffle Master                                          43,853(b,d)           389,853
SONIC                                                   67,083(b)             565,510
Steak N Shake                                              958(b,d)           307,748
Texas Roadhouse                                         44,210(b)             514,162
                                                                      ---------------
Total                                                                      11,101,530
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Blyth                                                    5,357                150,478
Ethan Allen Interiors                                   19,486(d)             282,352
Helen of Troy                                           26,536(b,c)           625,453
Kid Brands                                              12,126(b)              60,509
La-Z-Boy                                                44,293(b)             449,574
M/I Homes                                               10,525(b)             108,618
Meritage Homes                                          27,297(b)             611,180
Natl Presto Inds                                         5,173(d)             592,412
Skyline                                                  4,097(d)              75,016
Standard Pacific                                        74,859(b)             271,738
Universal Electronics                                   15,597(b)             370,741
                                                                      ---------------
Total                                                                       3,598,071
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Cl A                               76,411(b)             671,653
WD-40                                                   13,981(d)             430,195
                                                                      ---------------
Total                                                                       1,101,848
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                            12,024                274,267
Tredegar                                                25,392                410,843
                                                                      ---------------
Total                                                                         685,110
-------------------------------------------------------------------------------------

INSURANCE (2.8%)
American Physicians Capital                             10,487                291,119
Amerisafe                                               21,896(b,d)           378,801
Delphi Financial Group Cl A                             45,792                927,288
eHealth                                                 18,895(b,d)           343,889
Employers Holdings                                      46,286                612,364
Infinity Property & Casualty                            11,492                455,773
Natl Financial Partners                                 49,130(b)             415,149
Navigators Group                                        13,159(b)             561,495
Presidential Life                                       20,154(d)             181,991
ProAssurance                                            32,599(b)           1,654,724
RLI                                                     15,608(d)             803,188
Safety Insurance Group                                  16,503                577,605
Selective Insurance Group                               55,554                859,420
Stewart Information Services                            11,008(d)             112,942
Tower Group                                             46,469              1,026,965
United Fire & Casualty                                  17,539                295,006
Zenith Natl Insurance                                   38,239              1,066,867
                                                                      ---------------
Total                                                                      10,564,586
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET & CATALOG RETAIL (0.6%)
Blue Nile                                               12,686(b,d)          $653,963
HSN                                                     33,859(b)             648,061
NutriSystem                                             28,225(d)             574,661
PetMed Express                                          17,883(d)             329,584
Stamps.com                                              11,068(b)              97,841
                                                                      ---------------
Total                                                                       2,304,110
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
comScore                                                18,225(b,d)           247,313
DealerTrack Holdings                                    36,297(b)             652,257
Infospace                                               27,233(b)             252,450
j2 Global Communications                                47,556(b,d)           976,800
Knot                                                    21,805(b,d)           199,516
Perficient                                              26,812(b,d)           260,345
United Online                                           93,413(d)             590,370
                                                                      ---------------
Total                                                                       3,179,051
-------------------------------------------------------------------------------------

IT SERVICES (2.0%)
CACI Intl Cl A                                          30,144(b,d)         1,446,007
Ciber                                                   87,382(b,d)           282,244
CSG Systems Intl                                        36,445(b)             707,397
CyberSource                                             63,833(b)           1,154,100
Forrester Research                                      11,468(b)             310,668
Heartland Payment Systems                               40,351                575,809
Integral Systems                                        20,256(b)             150,300
MAXIMUS                                                 15,782                755,327
NCI Cl A                                                 6,657(b)             198,379
StarTek                                                 21,544(b,d)           159,426
TeleTech Holdings                                       34,477(b)             656,442
Wright Express                                          38,570(b,d)         1,132,415
                                                                      ---------------
Total                                                                       7,528,514
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                              15,281(b,d)           128,055
Brunswick                                               84,684(d)             908,659
Callaway Golf                                           57,917(d)             432,061
JAKKS Pacific                                           32,205(b,d)           354,255
Nautilus                                                11,938(b)              29,964
Polaris Inds                                            31,567(d)           1,395,577
Pool                                                    43,756(d)             803,360
RC2                                                     25,078(b)             360,371
Sturm, Ruger & Co                                       25,049(d)             261,011
                                                                      ---------------
Total                                                                       4,673,313
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Cambrex                                                 39,656(b,d)           213,349
Dionex                                                  16,357(b,d)         1,142,536
Enzo Biochem                                            22,121(b)             104,854
eResearchTechnology                                     28,505(b)             175,306
Kendle Intl                                             17,237(b)             348,877
PAREXEL Intl                                            56,398(b)           1,090,737
                                                                      ---------------
Total                                                                       3,075,659
-------------------------------------------------------------------------------------

MACHINERY (4.0%)
Actuant Cl A                                            62,387(d)           1,046,230
Albany Intl Cl A                                        23,902                475,411
Astec Inds                                              18,878(b,d)           469,873
Badger Meter                                            13,164(d)             497,468
Barnes Group                                            37,756(d)             605,606
Briggs & Stratton                                       52,428(d)             866,635
Cascade                                                  6,462(d)             187,075
CIRCOR Intl                                             19,340                546,355
Clarcor                                                 46,070(d)           1,491,747
EnPro Inds                                              22,465(b,d)           547,023
ESCO Technologies                                       27,721(d)             906,199
Gardner Denver                                          48,849              1,946,632
John Bean Technologies                                  30,861                508,898
Kaydon                                                  29,862                976,189
Lindsay                                                 10,249(d)             412,420
Lydall                                                  20,655(b)             130,746
Mueller Inds                                            39,060                960,485
Robbins & Myers                                         29,245(d)             649,824
Toro                                                    31,332(d)           1,220,381
Watts Water Technologies Cl A                           26,003(d)             752,267
                                                                      ---------------
Total                                                                      15,197,464
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Arbitron                                                22,836(d)             577,979
EW Scripps Cl A                                         37,571(b,d)           255,483
Live Nation Entertainment                              128,526(b,d)         1,474,193
                                                                      ---------------
Total                                                                       2,307,655
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (0.7%)
AM Castle & Co                                          16,735(d)            $162,330
AMCOL Intl                                              22,044(d)             553,966
Brush Engineered Materials                              15,921(b,d)           286,100
Century Aluminum                                        64,758(b,d)           733,061
Olympic Steel                                           10,536(d)             292,269
RTI Intl Metals                                         31,841(b,d)           788,064
                                                                      ---------------
Total                                                                       2,815,790
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Fred's Cl A                                             43,853                439,846
Tuesday Morning                                         48,965(b,d)           213,977
                                                                      ---------------
Total                                                                         653,823
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Avista                                                  55,807(d)           1,137,346
CH Energy Group                                         13,783(d)             545,118
                                                                      ---------------
Total                                                                       1,682,464
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.1%)
Holly                                                   42,430(d)           1,107,423
Penn Virginia                                           40,181(d)             975,193
Petroleum Development                                   18,555(b)             388,913
PetroQuest Energy                                       40,148(b,d)           218,405
St. Mary Land & Exploration                             63,787              2,043,735
Stone Energy                                            45,137(b,d)           719,484
Swift Energy                                            39,563(b,d)           991,449
World Fuel Services                                     60,399(d)           1,451,388
                                                                      ---------------
Total                                                                       7,895,990
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Buckeye Technologies                                    35,558(b,d)           406,784
Clearwater Paper                                        12,167(b)             595,331
Deltic Timber                                            8,975(d)             403,067
Neenah Paper                                             8,952(d)             124,612
Schweitzer-Mauduit Intl                                 16,178              1,217,232
Wausau Paper                                            56,479                498,145
                                                                      ---------------
Total                                                                       3,245,171
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Chattem                                                 17,384(b)           1,624,709
Mannatech                                               12,800(d)              38,784
                                                                      ---------------
Total                                                                       1,663,493
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Par Pharmaceutical Companies                            36,294(b)             955,258
Salix Pharmaceuticals                                   49,733(b,d)         1,455,188
ViroPharma                                              83,164(b)             821,660
                                                                      ---------------
Total                                                                       3,232,106
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.0%)
Administaff                                             24,003(d)             548,229
CDI                                                     18,009                232,136
Exponent                                                10,881(b)             292,808
Heidrick & Struggles Intl                               19,311(d)             491,079
Kelly Services Cl A                                     30,982(b,d)           406,484
On Assignment                                           25,639(b,d)           178,960
School Specialty                                        15,108(b,d)           333,736
Spherion                                                54,928(b,d)           309,794
TrueBlue                                                48,153(b,d)           698,699
Volt Information Sciences                               17,855(b)             165,873
                                                                      ---------------
Total                                                                       3,657,798
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.2%)
Acadia Realty Trust                                     36,804(d)             586,288
BioMed Realty Trust                                     99,297(d)           1,446,757
Cedar Shopping Centers                                  43,884(d)             306,310
Colonial Properties Trust                               58,927                648,786
DiamondRock Hospitality                                102,327(b,d)           832,942
EastGroup Properties                                    23,378(d)             894,442
Entertainment Properties Trust                          39,611(d)           1,382,820
Extra Space Storage                                     77,003(d)             873,984
Franklin Street Properties                              61,434                771,611
Healthcare Realty Trust                                 55,134(d)           1,156,160
Home Properties                                         33,628(d)           1,490,729
Inland Real Estate                                      60,789(d)             513,059
Kilroy Realty                                           38,901(d)           1,123,850
Kite Realty Group Trust                                 43,113(d)             163,398
LaSalle Hotel Properties                                58,030(d)           1,169,305
Lexington Realty Trust                                  87,840(d)             522,648
LTC Properties                                          24,718                627,343
Medical Properties Trust                                70,472                705,425
Mid-America Apartment Communities                       29,205(d)           1,370,299
Natl Retail Properties                                  82,718(d)           1,670,904
Parkway Properties                                      22,467(d)             467,988


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Pennsylvania Real Estate Investment Trust               31,366(d)            $281,039
Post Properties                                         46,029(d)             821,618
PS Business Parks                                       16,508(d)             790,403
Sovran Self Storage                                     25,938(d)             879,298
Tanger Factory Outlet Centers                           40,036              1,533,379
Urstadt Biddle Properties Cl A                          25,327(d)             379,652
                                                                      ---------------
Total                                                                      23,410,437
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Forestar Group                                          30,844(b,d)           572,773
-------------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
Arkansas Best                                           29,361(d)             661,797
Heartland Express                                       47,110(d)             654,358
Knight Transportation                                   54,529(d)             986,974
Old Dominion Freight Line                               24,929(b,d)           685,548
                                                                      ---------------
Total                                                                       2,988,677
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Actel                                                   20,099(b,d)           221,491
Advanced Energy Inds                                    27,921(b,d)           366,324
ATMI                                                    27,548(b,d)           462,255
Brooks Automation                                       59,464(b)             495,930
Cabot Microelectronics                                  20,210(b)             710,382
Cohu                                                    18,518(d)             239,808
Cymer                                                   30,000(b,d)           941,100
Cypress Semiconductor                                  162,670(b,d)         1,634,834
Diodes                                                  37,740(b,d)           629,503
DSP Group                                               20,451(b)             140,907
Exar                                                    32,963(b,d)           231,730
FEI                                                     40,735(b,d)           847,288
Hittite Microwave                                       22,209(b,d)           825,731
Kopin                                                   78,218(b,d)           321,476
Kulicke & Soffa Inds                                    67,364(b,d)           310,548
Micrel                                                  32,716(d)             244,389
Microsemi                                               77,027(b,d)         1,150,783
MKS Instruments                                         46,898(b,d)           778,507
Pericom Semiconductor                                   28,440(b)             250,272
Rudolph Technologies                                    28,723(b)             180,093
Sigma Designs                                           25,833(b,d)           287,005
Skyworks Solutions                                     176,758(b)           2,243,058
Standard Microsystems                                   21,280(b)             424,536
Supertex                                                10,129(b)             242,590
TriQuint Semiconductor                                 136,570(b,d)           819,420
Ultratech                                               18,608(b,d)           253,813
Varian Semiconductor Equipment Associates               73,149(b)           2,145,459
Veeco Instruments                                       37,144(b,d)         1,181,922
                                                                      ---------------
Total                                                                      18,581,154
-------------------------------------------------------------------------------------

SOFTWARE (2.9%)
Blackbaud                                               39,501(d)             880,872
CommVault Systems                                       36,390(b)             771,104
Concur Technologies                                     39,688(b,d)         1,573,630
Ebix                                                    31,700(b,d)           459,016
Epicor Software                                         42,755(b)             327,931
EPIQ Systems                                            26,758(b,d)           319,758
JDA Software Group                                      27,082(b)             709,819
Manhattan Associates                                    22,355(b,d)           468,784
NetScout Systems                                        38,341(b)             538,308
Phoenix Technologies                                    21,002(b,d)            66,156
Progress Software                                       40,611(b)           1,142,387
Radiant Systems                                         32,631(b)             376,888
Smith Micro Software                                    21,894(b,d)           169,679
Sonic Solutions                                         26,797(b)             229,382
Take-Two Interactive Software                           86,400(b,d)           801,792
Taleo Cl A                                              34,319(b)             697,019
THQ                                                     52,905(b,d)           266,641
Tyler Technologies                                      22,931(b)             429,498
Websense                                                40,850(b)             756,951
                                                                      ---------------
Total                                                                      10,985,615
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.7%)
Big 5 Sporting Goods                                    20,785(d)             303,669
Brown Shoe                                              48,150(d)             589,838
Buckle                                                  23,153(d)             702,462
Cabela's                                                39,221(b,d)           632,243
Cato Cl A                                               28,523(d)             583,295
Children's Place Retail Stores                          28,119(b,d)           894,184
Christopher & Banks                                     43,651(d)             290,279
Dress Barn                                              50,134(b)           1,180,154
Finish Line Cl A                                        61,149                678,142
Genesco                                                 24,312(b)             573,277
Group 1 Automotive                                      25,778(b,d)           747,562


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Gymboree                                                28,812(b,d)        $1,123,956
Haverty Furniture Companies                             12,590(d)             155,235
Hibbett Sports                                          24,785(b,d)           525,938
Hot Topic                                               55,537(b,d)           319,338
Jo-Ann Stores                                           28,055(b,d)           982,486
Jos A Bank Clothiers                                    18,841(b,d)           789,626
Lithia Motors Cl A                                      27,375(b)             213,525
Lumber Liquidators Holdings                             11,693(b,d)           276,890
MarineMax                                               12,232(b)             110,455
Men's Wearhouse                                         53,651(d)           1,081,068
Midas                                                    8,904(b,d)            73,458
Monro Muffler Brake                                     16,630(d)             569,079
OfficeMax                                               80,236(b,d)         1,040,661
Pep Boys -- Manny, Moe & Jack                           38,595(d)             322,268
Sonic Automotive Cl A                                   46,018(b)             439,472
Stage Stores                                            43,832                566,309
Stein Mart                                              18,392(b)             145,297
Tractor Supply                                          33,455(b,d)         1,688,473
Zale                                                    15,106(b,d)            32,931
Zumiez                                                  15,827(b,d)           201,478
                                                                      ---------------
Total                                                                      17,833,048
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.6%)
Carter's                                                51,472(b)           1,331,066
Crocs                                                   91,483(b)             672,400
Deckers Outdoor                                         12,964(b,d)         1,272,676
Iconix Brand Group                                      62,870(b)             793,419
K-Swiss Cl A                                            33,265(b,d)           302,046
Liz Claiborne                                          106,842(b,d)           520,321
Maidenform Brands                                       22,354(b)             334,192
Movado Group                                            21,017(d)             229,716
Oxford Inds                                             16,639(d)             296,840
Perry Ellis Intl                                         6,704(b)             107,465
Quiksilver                                             163,015(b,d)           329,290
Skechers USA Cl A                                       34,114(b)             957,239
True Religion Apparel                                   28,134(b,d)           543,268
UniFirst                                                15,192                763,246
Volcom                                                  10,912(b,d)           172,082
Wolverine World Wide                                    45,373              1,200,116
                                                                      ---------------
Total                                                                       9,825,382
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Bank Mutual                                             34,785(d)             232,364
Brookline Bancorp                                       50,435(d)             504,854
Dime Community Bancshares                               18,512(d)             223,810
Trustco Bank NY                                         84,263(d)             505,578
                                                                      ---------------
Total                                                                       1,466,606
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                      101,414(b,d)           516,197
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                         32,669(d)             712,184
Kaman                                                   22,153                551,388
Lawson Products                                          2,194                 35,433
Watsco                                                  29,055(d)           1,393,479
                                                                      ---------------
Total                                                                       2,692,484
-------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                   16,103(d)             534,942
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
USA Mobility                                            27,885(d)             289,725
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $378,016,936)                                                     $374,272,356
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)

HOTELS, RESTAURANTS & LEISURE
Ruth's Hospitality Group Rights                         43,835(b)              $5,729
-------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                    $5,729
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%              3,642,360(f)          $3,642,360
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,642,360)                                                         $3,642,360
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (24.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.4%)
Antalis US Funding
 02-05-10                            0.19%           $2,999,889            $2,999,889
Arabella Finance LLC
 02-18-10                            0.56               999,783               999,783
Elysian Funding LLC
 04-15-10                            0.55               998,686               998,686
Grampian Funding LLC
 02-10-10                            0.25             3,999,084             3,999,084
Rhein-Main Securitisation
 03-25-10                            0.25             3,998,361             3,998,361
                                                                      ---------------
Total                                                                      12,995,803
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (1.8%)
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             2,000,000             2,000,000
Credit Industrial et Commercial
 02-03-10                            0.33             2,000,000             2,000,000
Lloyds Bank London
 02-01-10                            0.14               672,165               672,165
Norinchukin Bank
 04-08-10                            0.25             2,000,000             2,000,000
                                                                      ---------------
Total                                                                       6,672,165
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.1%)
BTM Capital
 02-05-10                            0.39               999,014               999,014
Citigroup Funding
 03-05-10                            0.19             2,999,446             2,999,446
                                                                      ---------------
Total                                                                       3,998,460
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (18.3%)(e)
Citigroup Global Markets
 dated 01-29-10, matures 02-01-10
 repurchase price
$14,758,653                          0.10            14,758,530            14,758,530
Goldman Sachs
 dated 01-29-10, matures 02-01-10
 repurchase price
$50,000,750                          0.18            50,000,000            50,000,000
RBS Securities
 dated 01-29-10, matures 02-01-10
 repurchase price
$5,000,179                           0.43             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      69,758,530
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $93,424,958)                                                       $93,424,958
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $475,084,254)(g)                                                  $471,345,403
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


At Jan. 31, 2010, $340,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         85          $5,108,500   March 2010        $(148,157)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

     CITIGROUP GLOBAL MARKETS (0.10%)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     US Treasury Note                                $15,053,703
     -----------------------------------------------------------
     Total market value of collateral                $15,053,703
       securities
     -----------------------------------------------------------


     GOLDMAN SACHS (0.18%)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     7-Eleven                                           $956,731
     Alcon Capital Corp                                1,039,213
     American Honda Fin                                  305,340
     Amsterdam Fdg                                     1,468,453
     ANZ National Int'l Ltd/London                       192,294
     Australia & New Zealand                             983,328
     BG Energy Finance                                   226,915
     BNP Paribas Fin Inc                                 417,095
     Chariot Fndg LLC                                    961,444
     Ciesco LLC                                          272,739
     Clipper Receivables Co                              153,838




--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     GOLDMAN SACHS (CONT.)


     SECURITY DESCRIPTION                              VALUE(a)
     ------------------------------------------------------------
     Conoco Phillips                                     $502,973
     Danaher Corporation                                1,951,317
     Danske                                               107,661
     Disney Company                                     2,219,910
     Electricite De France                                 38,456
     ENI Coordination Cntr                              1,346,037
     FPL Fuels Inc                                      1,251,404
     Franklin Resources                                   576,881
     General Electric Capt Co                              38,435
     Govco LLC                                            767,707
     Governor & Co                                        123,062
     Hannover Fdg Co LLC                                  961,186
     Her Majesty Rgt Cana                                  19,230
     Honeywell International Inc                        4,329,968
     KFW                                                1,538,149
     Kittyhawk Fndg                                       577,032
     Liberty Funding LLC                                1,058,835
     Macquarie Bank Ltd                                 1,014,513
     NetJets Inc                                        1,708,368
     Nordea North Amer                                    384,536
     Nstar Electric Company                             1,264,798
     NYSE Euronext Inc                                  2,584,881
     Old Line Funding LLC                                 966,433
     Paccar Financial                                     903,135
     Philip Morris Intl Inc                             1,787,726
     Royal Bk of Scotland                                 180,945
     Salisbury Rec Co LLC                               3,866,337
     Sheffield Receivables                              1,344,747
     Sigma Aldrich                                        246,097
     Skandin Ens Banken AG                                153,839
     Straight-A Funding LLC                             1,428,236
     Sumitomo Mitsui Banking Corp/New York              3,405,905
     Tasman Funding Inc                                   520,432
     Toyota Motor Credit                                    3,845
     Tulip Fdng Corp                                      804,607
     Unilever Capital Corporation                       1,722,115
     Victory Receivables                                1,595,818
     Wal-Mart Stores Inc                                1,242,793
     Westpac Banking Corp/NY                              123,199
     Windmill Fdg                                         576,534
     Working Cap Man Co                                   284,528
     ------------------------------------------------------------
     Total market value of collateral
       securities                                     $52,500,000
     ------------------------------------------------------------




--------------------------------------------------------------------------------
28  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

     RBS SECURITIES (0.43%)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Access Group Inc                                    $92,053
     Accredited Mortgage Loan Trust                       29,216
     AIG Credit Premium Finance Master Trust              51,395
     Americredit Prime Automobile Receivable               1,105
     Banc of America Commercial Mortgage Inc              22,986
     Banc of America Mortgage Securities Inc              22,382
     Bear Stearns Adjustable Rate Mortgage Trust         184,043
     Bella Vista Mortgage Trust                            3,566
     Capital Auto Receivables Asset Trust              1,264,629
     Citigroup Commercial Mortgage Trust                 365,996
     Commercial Mortgage Pass Through
       Certificates                                       15,684
     Countrywide Asset-Backed Certificates               101,584
     Countrywide Home Loan Mortgage Pass Through
       Trust                                              17,683
     Credit Suisse First Boston Mortgage
       Securities Corp                                    30,840
     Credit Suisse Mortgage Capital Certificates         343,526
     Credit-Based Asset Servicing and
       Securitization LLC                                 60,946
     First Horizon Alternative Mortgage
       Securities                                          3,049
     First NLC Trust                                      26,400
     Ford Credit Auto Owner Trust                         10,023
     Franklin Auto Trust                                  15,482
     GE Business Loan Trust                              234,689
     Greenwich Capital Commercial Funding Corp           239,011
     GS Mortgage Securities Corp II                      465,719
     Hampden CBO Ltd                                     188,724
     Honda Auto Receivables Owner Trust                   17,479
     JP Morgan Chase Commercial Mortgage
       Securities Corp                                    17,256
     JP Morgan Mortgage Trust                              4,461
     Keycorp Student Loan Trust                           15,379
     LB-UBS Commercial Mortgage Trust                     10,079
     Mellon Residential Funding Corp                       7,691
     MLCC Mortgage Investors Inc                             298
     Morgan Stanley Capital I                             14,504
     MortgageIT Trust                                      5,439
     Nissan Auto Lease Trust                              81,887
     Petra CRE CDO Ltd                                    38,336
     Residential Asset Mortgage Products Inc              39,734
     Sequoia Mortgage Trust                                  340
     SLM Student Loan Trust                              183,916
     Soundview Home Equity Loan Trust                     11,000
     Structured Adjustable Rate Mortgage Loan
       Trust                                              15,450
     Structured Asset Securities Corp                    251,866
     Thornburg Mortgage Securities Trust                   1,965
     Volkswagen Auto Loan Enhanced Trust                  76,199
     Wachovia Auto Owner Trust                            77,432




--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     RBS SECURITIES (CONT.)


     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Wachovia Bank Commercial Mortgage Trust            $388,623
     WaMu Mortgage Pass Through Certificates             199,935
     -----------------------------------------------------------
     Total market value of collateral
       securities                                     $5,250,000
     -----------------------------------------------------------


(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(g) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $519,872,544 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $46,406,903
     Unrealized depreciation                         (94,934,044)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(48,527,141)
     -----------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                               FAIR VALUE AT JAN. 31, 2010
                             ---------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)             $374,272,356              $--         $--        $374,272,356
  Other(a)                            5,729               --          --               5,729
--------------------------------------------------------------------------------------------
Total Equity Securities         374,278,085               --          --         374,278,085
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                       3,642,360               --          --           3,642,360
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                              --       93,424,958          --          93,424,958
--------------------------------------------------------------------------------------------
Total Other                       3,642,360       93,424,958          --          97,067,318
--------------------------------------------------------------------------------------------
Investments in Securities       377,920,445       93,424,958          --         471,345,403
Other Financial
  Instruments(d)                   (148,157)              --          --            (148,157)
--------------------------------------------------------------------------------------------
Total                          $377,772,288      $93,424,958         $--        $471,197,246
--------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
32  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  33

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $378,016,936)             $374,278,085
  Affiliated money market fund (identified cost $3,642,360)           3,642,360
  Investments of cash collateral received for securities on loan
    (identified cost $93,424,958)                                    93,424,958
-------------------------------------------------------------------------------
Total investments in securities (identified cost $475,084,254)      471,345,403
Cash                                                                     39,324
Capital shares receivable                                                69,933
Dividends and accrued interest receivable                               247,900
Receivable for investment securities sold                             5,599,317
Margin deposits on futures contracts                                    340,000
-------------------------------------------------------------------------------
Total assets                                                        477,641,877
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  562,229
Payable for investment securities purchased                           3,997,782
Payable upon return of securities loaned                             93,424,958
Variation margin payable on futures contracts                            38,250
Accrued investment management services fees                               3,749
Accrued distribution fees                                                 3,497
Accrued transfer agency fees                                              3,026
Accrued administrative services fees                                        841
Accrued plan administration services fees                                    46
Other accrued expenses                                                  112,861
-------------------------------------------------------------------------------
Total liabilities                                                    98,147,239
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $379,494,638
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,000,777
Additional paid-in capital                                          469,372,613
Undistributed net investment income                                     857,840
Accumulated net realized gain (loss)                                (87,849,584)
Unrealized appreciation (depreciation) on investments                (3,887,008)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $379,494,638
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 90,084,770
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $328,913,706           84,403,946                       $3.90(1)
Class B                     $ 43,947,939           14,032,865                       $3.13
Class R4                    $  6,632,993            1,640,892                       $4.04
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.14. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $  4,539,224
Interest                                                                    106
Income distributions from affiliated money market fund                    9,937
Income from securities lending -- net                                   658,764
-------------------------------------------------------------------------------
Total income                                                          5,208,031
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,306,919
Distribution fees
  Class A                                                               781,451
  Class B                                                               482,501
Transfer agency fees
  Class A                                                             1,034,932
  Class B                                                               173,302
  Class R4                                                                2,726
Administrative services fees                                            293,026
Plan administration services fee -- Class R4                             13,629
Compensation of board members                                            11,112
Custodian fees                                                            3,594
Printing and postage                                                     64,740
Registration fees                                                        48,600
Licensing fees                                                           38,566
Professional fees                                                        29,135
Other                                                                    21,037
-------------------------------------------------------------------------------
Total expenses                                                        4,305,270
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (1,268,062)
-------------------------------------------------------------------------------
Total net expenses                                                    3,037,208
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,170,823
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (50,539,245)
  Futures contracts                                                    (263,244)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (50,802,489)
Net change in unrealized appreciation (depreciation) on
  investments                                                       167,161,551
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      116,359,062
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $118,529,885
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                        2010           2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  2,170,823  $   2,693,969
Net realized gain (loss) on investments                             (50,802,489)    48,667,044
Net change in unrealized appreciation (depreciation) on
  investments                                                       167,161,551   (269,515,767)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     118,529,885   (218,154,754)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (2,210,039)    (3,923,771)
    Class B                                                                  --       (103,385)
    Class R4                                                            (51,286)       (66,891)
  Net realized gain
    Class A                                                              (2,572)   (84,154,789)
    Class B                                                                (429)   (18,006,385)
    Class R4                                                                (48)    (1,227,356)
----------------------------------------------------------------------------------------------
Total distributions                                                  (2,264,374)  (107,482,577)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     20,640,213     41,986,080
  Class B shares                                                      2,612,745      6,419,826
  Class R4 shares                                                     2,803,473      2,010,925
Reinvestment of distributions at net asset value
  Class A shares                                                      2,169,640     86,466,091
  Class B shares                                                            423     17,794,670
  Class R4 shares                                                        51,334      1,294,246
Conversions from Class B to Class A
  Class A shares                                                     12,049,199     15,151,861
  Class B shares                                                    (12,049,199)   (15,151,861)
Payments for redemptions
  Class A shares                                                    (85,057,483)  (179,639,432)
  Class B shares                                                    (13,593,736)   (33,682,082)
  Class R4 shares                                                    (2,208,148)    (2,840,434)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions   (72,581,539)   (60,190,110)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              43,683,972   (385,827,441)
Net assets at beginning of year                                     335,810,666    721,638,107
----------------------------------------------------------------------------------------------
Net assets at end of year                                          $379,494,638  $ 335,810,666
----------------------------------------------------------------------------------------------
Undistributed net investment income                                $    857,840  $   1,016,415
----------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                     YEAR ENDED JAN. 31,
CLASS A                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.82        $6.19       $8.40      $8.97       $8.21
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02          .03         .04        .01         .01
Net gains (losses) (both realized and
 unrealized)                                         1.09        (2.20)       (.62)       .64        1.44
---------------------------------------------------------------------------------------------------------
Total from investment operations                     1.11        (2.17)       (.58)       .65        1.45
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.05)       (.01)        --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (1.20)      (1.63)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.90        $2.82       $6.19      $8.40       $8.97
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       39.19%      (36.94%)     (7.64%)     7.55%      18.33%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.08%        1.04%        .93%       .92%        .93%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                         .73%         .74%        .77%       .81%        .92%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .69%         .60%        .46%       .29%        .20%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $329         $281        $587       $835        $884
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                     YEAR ENDED JAN. 31,
CLASS B                                            ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.27        $5.29       $7.48      $8.17       $7.59
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .00(a)      (.01)       (.02)        --        (.02)
Net gains (losses) (both realized and
 unrealized)                                          .86        (1.85)       (.55)       .53        1.29
---------------------------------------------------------------------------------------------------------
Total from investment operations                      .86        (1.86)       (.57)       .53        1.27
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --         (.01)         --         --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.00)(a)    (1.16)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.13        $2.27       $5.29      $7.48       $8.17
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.89%      (37.42%)     (8.40%)     6.81%      17.45%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.85%        1.80%       1.69%      1.68%       1.70%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                        1.50%        1.50%       1.53%      1.58%       1.68%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.06%)       (.17%)      (.27%)     (.47%)      (.57%)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $44          $51        $127       $230        $353
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     YEAR ENDED JAN. 31,
CLASS R4                                           ------------------------------------------------------
PER SHARE DATA                                      2010         2009        2008        2007       2006
Net asset value, beginning of period                $2.93        $6.36       $8.59      $9.12       $8.32
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03          .04         .05        .02         .01
Net gains (losses) (both realized and
 unrealized)                                         1.11        (2.26)       (.65)       .67        1.48
---------------------------------------------------------------------------------------------------------
Total from investment operations                     1.14        (2.22)       (.60)       .69        1.49
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)        (.06)       (.01)        --          --
Distributions from realized gains                    (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (1.21)      (1.63)     (1.22)       (.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $4.04        $2.93       $6.36      $8.59       $9.12
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       38.95%      (36.71%)     (7.68%)     7.87%      18.57%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .79%         .83%        .78%       .75%        .76%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                         .58%         .62%        .67%       .64%        .75%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .82%         .73%        .56%       .46%        .36%
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $7           $4          $8        $10         $11
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          23%         14%        11%         14%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. For the year ended Jan. 31, 2008, the ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for Class A, 1.52% for Class B and 0.66% for Class R4.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP

--------------------------------------------------------------------------------
40  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.


--------------------------------------------------------------------------------
42  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk,

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
44  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net
                                                      assets --  unreali-
                                                      zed depreciation on
Equity contracts     N/A                      N/A     investments           $148,157*
-------------------------------------------------------------------------------------------
Total                                         N/A                           $148,157
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JAN. 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Equity contracts                                  $(263,244)
-----------------------------------------------------------------
Total                                             $(263,244)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $547,840
-----------------------------------------------------------------
Total                                              $547,840
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $5.1 million at Jan. 31, 2010. The monthly average gross notional amount for long contracts was $4.3 million for the year ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. The

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


management fee for the year ended Jan. 31, 2010 was 0.36% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the year ended Jan. 31, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2010, other expenses paid to this company were $2,083.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.50 for Class B for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A and Class B shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATIVE SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
46  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. For Class B shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,548,000 for Class B shares. This amount is based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $248,172 for Class A and $17,250 for Class B for the year ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.73%
Class B.............................................  1.50
Class R4............................................  0.58


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $409,771
Class B..........................................    67,151


The management fees waived/reimbursed at the Fund level were $791,140.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  0.73%
Class B.............................................  1.50
Class R4............................................  0.58


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $147,535,744 and $206,352,382, respectively, for the year ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

YEAR ENDED JAN. 31,                            2010        2009*
-------------------------------------------------------------------
CLASS A
Sold                                         6,382,692    8,753,550
Converted from Class B**                     3,346,668    2,585,642
Reinvested distributions                       543,790   27,625,158
Redeemed                                   (25,294,707) (34,358,962)
-------------------------------------------------------------------
Net increase (decrease)                    (15,021,557)   4,605,388
-------------------------------------------------------------------

CLASS B
Sold                                           997,371    1,497,488
Reinvested distributions                           130    7,061,377
Converted to Class A**                      (4,168,860)  (3,036,445)
Redeemed                                    (5,175,195)  (7,189,224)
-------------------------------------------------------------------
Net increase (decrease)                     (8,346,554)  (1,666,804)
-------------------------------------------------------------------

CLASS R4
Sold                                           793,782      373,890
Reinvested distributions                        12,399      399,459
Redeemed                                      (656,262)    (509,615)
-------------------------------------------------------------------
Net increase (decrease)                        149,919      263,734
-------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
48  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $90,084,770 were on loan, secured by cash collateral of $93,424,958 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $658,764 earned from securities lending for the year ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



of RiverSource Short-Term Cash Fund aggregated $44,416,218 and $54,019,231, respectively, for the year ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts,

--------------------------------------------------------------------------------
50  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $68,073 and accumulated net realized loss has been decreased by $68,073.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                         2010         2009
Ordinary income                          $2,262,938  $ 6,688,041
Long-term capital gain                        1,436   100,794,536


At Jan. 31, 2010, the components of distributable earnings on a tax basis are as follows:


Undistributed ordinary income                            $    866,199
Undistributed accumulated long-term gain                 $         --
Accumulated realized loss                                $(43,209,451)
Unrealized appreciation (depreciation)                   $(48,535,500)


For federal income tax purposes, the Fund had a capital loss carry-over of $41,195,692 at Jan. 31, 2010, that if not offset by capital gains will expire in 2018.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, the Fund had a post-October loss of $2,013,759 that is treated for income tax purposes as occurring on Feb. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------
52  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
54  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE SMALL COMPANY INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Small Company Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT  55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2010


--------------------------------------------------------------------------------
56  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(2) Amendment to Articles of Incorporation, dated June 16, 1999, filed on or about March 28, 2001, as Exhibit (a)(2) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(a)(3) Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed on or about Jan. 21, 2003, as Exhibit (a)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about March 28, 2007 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(5) Certificate of Designation, dated Oct. 5, 2006, filed electronically on or about March 27, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770 is incorporated by reference.

(b) By-laws as amended April 13, 2006, filed electronically on or about March 27, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770 are incorporated by reference.

(c)     Instruments Defining Rights of Security Holders: Not Applicable.

(d) Investment Management Services Agreement, amended and restated as of May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about March 28, 2007 as Exhibit (d) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 is incorporated by reference.

(e)(1) Distribution Agreement, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (e)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(e)(2) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JPMorgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-

        Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (h)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about Sept. 25, 2009 as Exhibit (h)(2) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about Sept. 25, 2009 as Exhibit
        (h)(3) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(4) Plan and Agreement of Reorganization dated July 11, 2002, between AXP Total Stock Market Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization dated July 11, 2002, between AXP Nasdaq 100 Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(15) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(6) Plan of Liquidation, dated July 11, 2002, for AXP International Equity Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit
        (h)(16) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(7) Plan of Liquidation, dated January 8, 2004, for AXP Mid Cap Index Fund filed electronically on or about Jan. 27, 2005 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization, dated Jan. 10, 2009, between Seligman Asset Allocation Series, Inc., on behalf of Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Moderate Growth Fund and RiverSource Market Advantage Series, Inc., on behalf of RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund, filed electronically on or about Jan. 29, 2010 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(9) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about Sept. 25, 2009 as Exhibit (h)(11) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(10) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit
        (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)     Consent of Independent Registered Public Accounting Firm (Ernst & Young
        LLP) is filed electronically herewith.

(k)     Omitted Financial Statements: Not Applicable.

(l)     Initial Capital Agreement: Not Applicable.

(m) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (m) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of Sept. 14, 2009, filed electronically on or about Sept. 25, 2009 as Exhibit (n) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(o)     Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2009, filed electronically on or about Nov. 30, 2009 as Exhibit (p)(3) to RiverSource Tax-Exempt Income Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-63552 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, filed electronically on or about March 30, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 33-30770 is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant:

         RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 30. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Neysa M. Alecu,         American Enterprise Investment   70400 AXP Financial Center,        Anti-Money Laundering Officer and
Anti-Money Laundering   Services Inc.                    Minneapolis, MN 55474              Identity Theft Prevention Officer
Officer
                        Ameriprise Auto & Home           3500 Packerland Drive              Anti-Money Laundering Officer and
                        Insurance Agency, Inc.           De Pere, WI 54115                  Identity Theft Prevention Officer

                        Ameriprise Bank, FSB             7 World Trade Center               Bank Secrecy Act/Anti-Money
                                                         250 Greenwich Street,              Laundering Officer
                                                         Suite 3900 New York, NY 10007

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                                                         Minneapolis, MN 55474              Identity Theft Prevention Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Anti-Money Laundering Officer and
                        Inc.                             Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Anti-Money Laundering Officer
                                                         Minneapolis, MN 55474

                        IDS Capital Holdings Inc.                                           Anti-Money Laundering Officer

                        IDS Management Corporation                                          Anti-Money Laundering Officer

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Anti-Money Laundering Officer
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Anti-Money Laundering Officer and
                                                         Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Company                          Minneapolis, MN 55474              Identity Theft Prevention Officer

                        RiverSource Life Insurance       20 Madison Ave. Ext.               Identity Theft Prevention Officer
                        Company of New York              Albany, NY 12005

                        RiverSource Service              734 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Corporation                      Minneapolis, MN 55474              Identity Theft Prevention Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Patrick Thomas          Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Senior Vice President
Bannigan,                                                Minneapolis, MN 55474
Director and Senior
Vice President -
Asset Management,
Products and
Marketing
                        J. & W. Seligman & Co.           100 Park Avenue                    Director, Senior Vice President -
                        Incorporated                     New York, NY 10017                 Asset Management, Products &
                                                                                            Marketing Group

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Director and Vice President
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Director and Vice President
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Director and Vice President

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Walter S. Berman,       Advisory Capital Strategies                                         Treasurer
Treasurer               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Treasurer
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Auto & Home           3500 Packerland Drive              Treasurer
                        Insurance Agency Inc.            De Pere, WI 54115

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Treasurer
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Captive Insurance                                        Director and Treasurer
                        Company

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Director, Executive Vice President,
                                                         Minneapolis, MN 55474              Chief Financial Officer and Treasurer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Director and Treasurer
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Chief Financial Officer

                        Ameriprise Insurance Company     3500 Packerland Drive              Treasurer
                                                         De Pere, WI 54115

                        IDS Capital Holdings Inc.                                           Treasurer

                        IDS Management Corporation                                          Treasurer

                        IDS Property Casualty            3500 Packerland Drive              Treasurer
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Vice President and Treasurer
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue                    Treasurer
                        Incorporated                     New York, NY 10017

                        RiverSource CDO Seed                                                Treasurer
                        Investments, LLC

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Treasurer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Treasurer
                        Inc.

                        RiverSource Fund Distributors    60 St. Mary Axe, London EC3A 8JQ   Treasurer
                        Ltd

                        RiverSource Life Insurance       20 Madison Ave. Extension,         Vice President and Treasurer
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Vice President and Treasurer
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Treasurer
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Treasurer

                        RiverSource Tax Advantaged                                          Treasurer
                        Investments, Inc.

                        Securities America Advisors      12325 Port Grace Blvd., Lavista,   Director
                        Inc.                             NE68128-8204

                        Securities America Financial     7100 W. Center Rd., Ste. 500,      Director
                        Corporation                      Omaha, NE 68106-2716

                        Securities America, Inc.         12325 Port Grace Blvd., Lavista,   Director
                                                         NE68128

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl

Name and Title           Other Companies                  Address*                           Title within other companies
----------------------   ------------------------------   --------------------------------   -------------------------------------
Amy K. Johnson           J. & W. Seligman & Co.           100 Park Avenue,                   Chief Administrative Officer
Chief Administrative     Incorporated                     New York, NY 10017
Officer

                         Ameriprise Trust Company         200 Ameriprise Financial Center,   President
                                                          Minneapolis, MN 55474

                         Ameriprise Financial Inc.        200 Ameriprise Financial Center,   Vice President - Asset Management
                                                          Minneapolis, MN 55474              and Trust Services

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Christopher Paul        Advisory Capital Strategies                                         Vice President
Keating, Director and   Group, Inc.
Head of Institutional
Sales, Client Service
and Consultant
Relationships

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director and Vice President
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Vice President
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue                    Head of Institutional Sales, Client
                        Incorporated                     New York, NY 10017                 Service and Consultant Relationships

                        RiverSource Fund Distributors,                                      Vice President
                        Inc.

                        RiverSource Services, Inc.                                          Vice President

                        Seligman Focus Partners LLC      100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Partners LLC     100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Plus Partners    100 Park Avenue                    Vice President
                        LLC                              New York, NY 10017

                        Seligman Partners LLC            100 Park Avenue                    Vice President
                                                         New York, NY 10017

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Michelle Marie          Ameriprise Bank, FSB             9393 Ameriprise Financial           Director
Keeley, Director and                                     Center, Minneapolis, MN 55474
Executive Vice
President - Equity
and Fixed Income

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President - Investments
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Executive Vice President - Equity and
                                                         Minneapolis, MN 55474               Fixed Income

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Executive Vice President - Equity and
                        Inc.                             Center, Minneapolis, MN 55474       Fixed Income

                        IDS Property Casualty            3500 Packerland Drive               Vice President - Investments
                        Insurance Company                De Pere, WI 54115

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY       Executive Vice President - Equity and
                        Incorporated                     10017                               Fixed Income

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Director
                                                         Minneapolis, MN 55402

                        RiverSource CDO Seed                                                 Chairperson and President
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,    Director, Vice President - Investments
                        Company                          Minneapolis, MN 55474

                        RiverSource Life Insurance       20 Madison Ave. Extension,          Vice President - Investments
                        Company of New York              Albany, NY 12005

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Eleanor T.M. Hoagland,  Ameriprise Certificate Company   70100 Ameriprise Financial Center,  Chief Compliance Officer
Chief Compliance                                         Minneapolis, MN 55474
Officer, Money
Laundering Prevention
Officer and Identity
Theft Prevention
Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,    Chief Resolution Officer
                                                         Minneapolis, MN 55474

                        J. & W. Seligman & Co.           100 Park Avenue,                    Money Laundering Prevention Officer
                        Incorporated                     New York, NY 10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                       Money Laundering Prevention Officer
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,    Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                           Money Laundering Prevention Officer

                        Seligman Data Corp.              100 Park Avenue,                    Chief Compliance Officer
                                                         New York, NY 10017

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Brian Joseph McGrane,   Advisory Capital Strategies                                          Vice President and Chief Financial
Director, Vice          Group Inc.                                                           Officer
President and Chief
Financial Officer

                        Advisory Select LLC               Dissolved                          Vice President and Chief Financial
                                                                                             Officer (resigned 5/1/07)

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President and Chief Financial
                                                         Center, Minneapolis, MN 55474       Officer (resigned 8/24/07)

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Senior Vice President and Lead
                                                         Minneapolis, MN 55474               Financial Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Vice President and Lead Financial
                        Inc.                             Center, Minneapolis, MN 55474       Officer - Finance

                        Ameriprise Holdings, Inc.                                           Director

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Vice President and Chief
                                                         Minneapolis, MN 55474              Financial Officer

                        Boston Equity General Partner                                       Vice President and Chief Financial
                        LLC                                                                 Officer

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Director, Vice President and Chief
                        Incorporated                     10017                              Financial Officer

                        RiverSource CDO Seed                                                Board Member
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director, Executive Vice President
                        Company                          Minneapolis, MN 55474              and Chief Financial Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Vice President and Chief Financial
                        LLC                              10017                              Officer

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Thomas R. Moore,        Advisory Capital Strategies                                         Secretary
Secretary               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Secretary
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Secretary
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President, Chief Governance
                                                         Minneapolis, MN 55474              Officer and Corporate Secretary

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Secretary
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Secretary

                        Ameriprise Insurance Company     3500 Packerland Drive              Secretary
                                                         De Pere, WI 54115

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Secretary
                        LLC

                        IDS Capital Holdings Inc.                                           Secretary

                        IDS Futures Corporation          570 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        IDS Management Corporation                                          Secretary

                        IDS Property Casualty            3500 Packerland Drive              Secretary
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Secretary
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Secretary
                        Incorporated                     10017

                        RiverSource CDO Seed                                                Secretary
                        Investments, LLC

                        RiverSource Fund Distributors,                                      Secretary
                        Inc.

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Secretary
                                                         Center, Minneapolis, MN 55474

                        RiverSource Life Insurance       20 Madison Ave. Extension,         Secretary
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Secretary
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Secretary
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Secretary

                        RiverSource Tax Advantaged                                          Secretary
                        Investments, Inc.

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Secretary
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Secretary
                                                         10017

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Scott Roane Plummer,    Advisory Capital Strategies                                         Chief Legal Officer
Chief Legal Officer     Group Inc.
and Assistant
Secretary

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Vice President, General Counsel and
                                                         Center, Minneapolis, MN 55474      Secretary

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President - Asset Management
                                                         Minneapolis, MN 55474              Compliance

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Vice President and Chief Counsel -
                        Inc.                             Center, Minneapolis, MN 55474      Asset Management

                        Ameriprise Trust Company                                            Chief Legal Officer

                        Boston Equity General Partner                                       Chief Legal Officer
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chief Legal Officer
                        Incorporated                     10017

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chief Counsel
                                                         Center, Minneapolis, MN 55474

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Vice President and Chief Legal
                                                         Minneapolis, MN 55474              Officer

                        RiverSource Fund Distributors,                                      Chief Counsel
                        Inc.

                        RiverSource Services, Inc.                                          Chief Counsel

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Chief Counsel
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
William Frederick       Advisory Capital Strategies                                         Director and President
'Ted' Truscott          Group Inc.
Chairman, Chief
Investment Officer
and President

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Director, President and Chief
                                                         Center, Minneapolis, MN 55474      Executive Officer

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   President - U.S. Asset Management,
                                                         Minneapolis, MN 55474              Annuities and Chief Investment Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Senior Vice President and Chief
                        Inc.                             Center, Minneapolis, MN 55474      Investment Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       President
                        LLC

                        IDS Capital Holdings Inc.                                           Director and President

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chairman and President
                        Incorporated                     10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Board Member
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chairman and Chief Executive Officer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Chairman and Chief Executive Officer
                        Inc.

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director
                        Company                          Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Chairman and Chief Executive Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      President
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      President
                                                         10017

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl

* Unless otherwise noted, address is 50606 Ameriprise Financial Center, Minneapolis, MN 55474

Item 32. Principal Underwriter


(a) RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE RIVERSOURCE FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc., RiverSource Tax-Exempt Series, Inc.; and RiverSource Variable Series Trust.

THE SELIGMAN FUNDS: RiverSource Government Money Market Fund, Inc., Seligman Capital Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

(b) As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.

Name and
Principal Business Address          Positions and Offices with Underwriter   Positions and Offices with Fund
---------------------------------   --------------------------------------   -----------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Patrick Thomas Bannigan*            Director and Vice President              President
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Emily Calcagno**                    Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel and
                                                                             Secretary
James F. Angelos*                   Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None
Eleanor T. M. Hoagland**            Anti-Money Laundering Officer            None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

**   Business address is: 100 Park Avenue, New York, NY 10017.

(c) Not Applicable

Item 33. Location of Accounts and Records

         Ameriprise Financial, Inc.
         707 Second Avenue, South
         Minneapolis, MN 55402

         Iron Mountain Records Management
         920 & 950 Apollo Road
         Eagan, MN 55121

         Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 34. Management Services

         Not Applicable

Item 35. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE MARKET ADVANTAGE SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 31st day of March, 2010.

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of March, 2010.

              Signature                      Capacity
              ---------                 ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about March 30, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 33-30770, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 41
                     TO REGISTRATION STATEMENT NO. 33-30770

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectuses for:

     RiverSource Portfolio Builder Conservative Fund
     RiverSource Portfolio Builder Moderate Conservative Fund
     RiverSource Portfolio Builder Moderate Fund
     RiverSource Portfolio Builder Moderate Aggressive Fund
     RiverSource Portfolio Builder Aggressive Fund
     RiverSource Portfolio Builder Total Equity Fund

     RiverSource S&P 500 Index Fund

     RiverSource Small Company Index Fund

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)  Consent of Independent Registered Public Accounting Firm.